UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08004
                                                    ----------------------------

                                   ASTON FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      120 North LaSalle Street, 25th Floor
                                CHICAGO, IL 60602
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                   Aston Funds
                      120 North LaSalle Street, 25th Floor
                                CHICAGO, IL 60602
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 268-1400
                                                          ---------------

                       Date of fiscal year end: OCTOBER 31
                                               -----------

                    Date of reporting period: APRIL 30, 2007
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


[LOGO] ASTON ASSET MANAGEMENT

SEMI ANNUAL REPORT 2007

APRIL 30, 2007

CLASS N, I, R SHARES

EQUITY, SECTOR, BALANCED, FIXED & MONEY MARKET

[GRAPHIC OMITTED]
COVER ART

Aston Funds were formerly known as the ABN AMRO Funds.

Aston Funds

(Formerly known as ABN AMRO Funds)

TABLE OF CONTENTS

Performance Summary ...................................................        2

Schedule of Investments ...............................................        4

Statement of Assets and Liabilities ...................................       46

Statement of Operations ...............................................       51

Statements of Changes in Net Assets ...................................       56

Financial Highlights ..................................................       64

Notes to Financial Statements .........................................      100

Additional Information ................................................      112

LARGE CAP FUNDS
   Montag & Caldwell Growth Fund
   ABN AMRO Growth Fund
   Veredus Select Growth Fund
   Optimum Large Cap Opportunity Fund
   TAMRO Large Cap Value Fund
   Value Fund

EQUITY INCOME FUND
   River Road Dynamic Equity Income Fund

MID CAP FUND
   Optimum Mid Cap Fund

SMALL-MID CAP FUND
   River Road Small-Mid Cap Fund

SMALL CAP FUNDS
   Veredus Aggressive Growth Fund
   TAMRO Small Cap Fund
   River Road Small Cap Value Fund

SECTOR FUNDS
   ABN AMRO Real Estate Fund
   Veredus SciTech Fund

BALANCED FUNDS
   Montag & Caldwell Balanced Fund
   Balanced Fund

FIXED INCOME FUNDS
   ABN AMRO High Yield Bond Fund
   TCH Fixed Income Fund
   TCH Investment Grade Bond Fund
   McDonnell Municipal Bond Fund

MONEY MARKET FUND
   ABN AMRO Investor Money Market Fund

   THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE
 FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES
      DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER
                                  INFORMATION.

ASTON FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC., 760 MOORE ROAD, KING OF
                               PRUSSIA, PA 19406.

             SHAREHOLDER SERVICES 800 992-8151 o WWW.ASTONFUNDS.COM

              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

                                                                             | 1

Aston Funds

PERFORMANCE SUMMARY (UNAUDITED)                             AS OF APRIL 30, 2007

                                                                                                    AVERAGE ANNUAL
                                                                                                     TOTAL RETURN
                                                                                            ------------------------------
                                                                                  SIX                           TEN YEAR
                                                          INCEPTION           MONTH TOTAL    ONE       FIVE    OR LIFE OF
                                                             DATE     CLASS   RETURN (a)     YEAR      YEAR     FUND (b)
                                                          ---------   -----   -----------   ------   -------   -----------
EQUITY FUNDS
   Montag & Caldwell Growth Fund                           11/02/94     N         5.81%      8.75%     3.19%     5.90%(b)
                                                           06/28/96     I         5.90%      9.05%     3.48%     6.21%(b)
                                                           12/31/02     R         5.66%      8.53%      N/A      8.54%

   ABN AMRO Growth Fund                                    12/13/93     N         5.03%      4.16%     3.33%     7.19%(b)
                                                           07/31/00     I         5.19%      4.51%     3.63%     0.12%
                                                           12/31/02     R         4.94%      3.98%      N/A      7.73%

   Veredus Select Growth Fund (c) (d)                      12/31/01     N         7.65%      3.45%     9.31%     6.65%
                                                           09/11/06     I         7.88%       N/A       N/A     17.88%(a)

   Optimum Large Cap Opportunity Fund (c)                  12/28/06     N          N/A        N/A       N/A     12.10%(a)

   TAMRO Large Cap Value Fund (c) (e)                      11/30/00     N         7.07%     12.24%     8.64%     7.06%

   Value Fund (c) (e)                                      01/04/93     N        10.71%     18.59%    10.96%     7.74%(b)
                                                           09/20/05     I        10.84%     18.97%      N/A     17.95%

   River Road Dynamic Equity Income Fund (c) (e)           06/28/05     N         9.98%     18.90%      N/A     18.40%

   Optimum Mid Cap Fund (d) (e)                            09/19/94     N        12.53%     21.09%    12.80%    13.01%(b)
                                                           07/06/04     I        12.67%     21.42%      N/A      12.53%

   River Road Small-Mid Cap Fund (c) (d) (e)               03/29/07     N          N/A        N/A       N/A       1.70%(a)

   Veredus Aggressive Growth Fund (d)                      06/30/98     N        12.02%     (3.65)%    4.56%     11.90%
                                                           10/05/01     I        12.18%     (3.37)%    4.85%      2.92%

   TAMRO Small Cap Fund (c) (d) (e)                        11/30/00     N         8.70%      9.87%    13.53%     16.25%
                                                           01/04/05     I         8.86%     10.14%      N/A      15.95%

   River Road Small Cap Value Fund (c) (d) (e)             06/28/05     N         9.91%     18.35%      N/A      23.70%
                                                           12/13/06     I          N/A        N/A       N/A       5.47%(a)

   ABN AMRO Real Estate Fund (c) (f)                       12/30/97     N         5.29%     26.35%    22.73%     14.31%
                                                           09/20/05     I         5.40%     26.63%      N/A      25.10%

   Veredus SciTech Fund (c) (g)                            06/30/00     N         5.74%     (8.19)%    2.62%     (3.54)%

----------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ASTONFUNDS.COM.

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTIONS OF FUND SHARES.

(a)   NOT ANNUALIZED.

(b) RETURN FIGURES SHOWN ARE AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD FROM INCEPTION THROUGH APRIL 30, 2007 EXCEPT FOR MONTAG & CALDWELL GROWTH FUND CLASS N AND CLASS I, ABN AMRO GROWTH FUND CLASS N, VALUE FUND CLASS N, AND OPTIMUM MID CAP FUND CLASS N WHICH ARE FOR THE 10 YEARS ENDED APRIL 30, 2007.

(c) CERTAIN EXPENSES WERE SUBSIDIZED. IF THESE SUBSIDIES WERE NOT IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER.

(d) SMALL AND MID CAP STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(e) VALUE INVESTING INVOLVES THE RISK THAT A FUND'S INVESTING IN COMPANIES BELIEVED TO BE UNDERVALUED WILL NOT APPRECIATE AS ANTICIPATED.

(f) REAL ESTATE FUNDS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN DIVERSIFIED FUNDS BECAUSE OF THE CONCENTRATION IN A SPECIFIC INDUSTRY OR GEOGRAPHICAL SECTOR. RISKS ALSO INCLUDE DECLINES IN VALUE OF REAL ESTATE, GENERAL AND ECONOMIC CONDITIONS, CHANGES IN THE VALUE OF UNDERLYING PROPERTY AND DEFAULTS BY BORROWERS.

(g) TECHNOLOGY COMPANIES PRESENT SPECIAL RISKS TO INVESTORS INCLUDING SECTOR CONCENTRATION AND SMALL COMPANY STOCK RISK. INVESTMENTS CONCENTRATED IN A SPECIAL INDUSTRY OR SECTOR MAY BE SUBJECT TO GREATER MARKET RISK AND MAY BE MORE VOLATILE.

| 2

Aston Funds

PERFORMANCE SUMMARY (UNAUDITED) - CONTINUED                 AS OF APRIL 30, 2007

                                                                                                    AVERAGE ANNUAL
                                                                                                     TOTAL RETURN
                                                                                            ------------------------------
                                                                                  SIX                           TEN YEAR
                                                          INCEPTION           MONTH TOTAL    ONE       FIVE    OR LIFE OF
                                                             DATE     CLASS   RETURN (a)     YEAR      YEAR     FUND (b)
                                                          ---------   -----   -----------   ------   -------   -----------
BALANCED FUNDS
   Montag & Caldwell Balanced Fund (c)                     11/02/94     N        4.18%       7.61%    3.29%      5.76%(b)
                                                           12/31/98     I        4.21%       7.81%    3.52%      2.48%

   Balanced Fund (c)                                       09/21/95     N        5.46%       6.30%    4.24%      6.93%(b)

FIXED INCOME FUNDS
   ABN AMRO High Yield Bond Fund (c) (d) (e)               06/30/03     N        5.90%       9.11%     N/A       7.67%
                                                           06/30/03     I        6.02%       9.39%     N/A       7.94%

   TCH Fixed Income Fund (c) (e)                           12/13/93     N        4.81%       9.05%    4.62%      5.79%(b)
                                                           07/31/00     I        4.94%       9.34%    4.88%      5.91%

   TCH Investment Grade Bond Fund (c) (e)                  06/30/03     N        2.53%       6.38%     N/A       2.39%
                                                           10/23/95     I        2.66%       6.65%    4.08%      5.18%(b)

   McDonnell Municipal Bond Fund (c) (e) (f)               12/13/93     N        1.07%       4.54%    3.74%      4.53%(b)

MONEY MARKET FUND
   ABN AMRO Investor Money Market Fund                     12/14/93     N        2.36%       4.76%    2.23%      3.47%(b)

                                                                                 7-DAY               30-DAY
                                                                             AVERAGE YIELD        AVERAGE YIELD
                                                                             -------------        -------------
ABN AMRO Investor Money Market Fund                                     N        4.67%                4.70%

----------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ASTONFUNDS.COM.

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTIONS OF FUND SHARES.

AN INVESTMENT IN THE ABN AMRO INVESTOR MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE 7-DAY YIELD MORE CLOSELY REFLECTS THE FUND'S CURRENT EARNINGS THAN THE TOTAL RETURN QUOTATION.

(a)   NOT ANNUALIZED.

(b) RETURN FIGURES SHOWN ARE AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD FROM INCEPTION THROUGH APRIL 30, 2007 EXCEPT FOR MONTAG & CALDWELL BALANCED FUND CLASS N, BALANCED FUND CLASS N, TCH FIXED INCOME FUND CLASS N, TCH INVESTMENT GRADE BOND FUND CLASS I, MCDONNELL MUNICIPAL BOND FUND CLASS N, AND ABN AMRO INVESTOR MONEY MARKET FUND CLASS N WHICH ARE FOR THE 10 YEARS ENDED APRIL 30, 2007.

(c) BOND AND BALANCED FUNDS ARE SUBJECT TO INTEREST RATE RISK ASSOCIATED WITH THE UNDERLYING BOND HOLDINGS IN THE PORTFOLIO. THE VALUE OF THE FUND CAN DECLINE AS INTEREST RATES RISE AND AN INVESTOR CAN LOSE PRINCIPAL.

(d) THE FUND WILL INVEST IN LOWER-RATED SECURITIES COMMONLY KNOWN AS "JUNK BONDS". THEREFORE, INVESTORS SHOULD CAREFULLY CONSIDER THEIR ABILITY TO ASSUME THE RISKS OF OWNING SHARES OF A FUND THAT INVESTS IN THESE TYPES OF SECURITIES.

(e) CERTAIN EXPENSES WERE SUBSIDIZED. IF THESE SUBSIDIES WERE NOT IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER.

(f) INTEREST INCOME IS GENERALLY EXEMPT FROM FEDERAL TAXES BUT MAY BE SUBJECT TO STATE AND LOCAL TAXES. FOR SOME INVESTORS, INTEREST INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

                                                                             | 3

Aston Funds

MONTAG & CALDWELL GROWTH FUND                                     APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

OTHER COMMON STOCKS                                  30%
TECHNOLOGY                                           14%
OIL AND GAS EXTRACTION                               11%
RETAIL                                               11%
COMMUNICATIONS                                        8%
CONSUMER STAPLES                                      7%
FOOD AND BEVERAGES                                    7%
PHARMACEUTICALS                                       6%
CAPITAL GOODS                                         5%
CASH AND OTHER NET ASSETS                             1%

% OF TOTAL NET ASSETS

                                                                   MARKET
SHARES                                                             VALUE
------                                                       ------------------
COMMON STOCKS - 99.06%

                  BIOTECHNOLOGY - 3.36%
        772,500   Genentech * ............................   $       61,792,275
                                                             ------------------
                  CAPITAL GOODS - 5.36%
        585,000   Caterpillar ............................           42,482,700
      1,192,200   Emerson Electric .......................           56,021,478
                                                             ------------------
                                                                     98,504,178
                                                             ------------------
                  COMMERCIAL SERVICES - 3.10%
      1,534,200   Paychex ................................           56,918,820
                                                             ------------------
                  COMMUNICATIONS - 8.30%
      1,044,900   Cisco Systems * ........................           27,940,626
        182,100   Google, Class A * ......................           85,838,298
        591,400   McGraw-Hill ............................           38,754,442
                                                             ------------------
                                                                    152,533,366
                                                             ------------------
                  CONSUMER STAPLES - 6.54%
        538,800   Colgate-Palmolive ......................           36,498,312
      1,302,277   Procter & Gamble .......................           83,749,434
                                                             ------------------
                                                                    120,247,746
                                                             ------------------
                  ELECTRICAL - 4.54%
      2,265,300   General Electric .......................           83,498,958
                                                             ------------------
                  FINANCE - 5.19%
      1,146,000   American Express .......................           69,527,820
        287,300   Merrill Lynch ..........................           25,923,079
                                                             ------------------
                                                                     95,450,899
                                                             ------------------
                  FOOD AND BEVERAGES - 7.29%
      1,191,300   Coca-Cola ..............................           62,173,947
      1,087,100   PepsiCo ................................           71,846,439
                                                             ------------------
                                                                    134,020,386
                                                             ------------------
                  INSURANCE - 2.44%
        639,900   American International Group ...........           44,735,409
                                                             ------------------

                                                                   MARKET
SHARES                                                             VALUE
------                                                       ------------------
                  MEDICAL PRODUCTS AND SUPPLIES - 4.04%
         81,300   Allergan ...............................   $        9,853,560
        992,400   Stryker ................................           64,446,456
                                                             ------------------
                                                                     74,300,016
                                                             ------------------
                  OIL AND GAS EXTRACTION - 11.31%
        562,400   Baker Hughes ...........................           45,211,336
        500,000   Devon Energy ...........................           36,435,000
      1,576,100   Halliburton ............................           50,072,697
      1,030,000   Schlumberger ...........................           76,044,900
                                                             ------------------
                                                                    207,763,933
                                                             ------------------
                  PHARMACEUTICALS - 5.51%
      1,121,800   Abbott Laboratories ....................           63,516,316
        230,800   Gilead Sciences * ......................           18,860,976
        326,100   Novartis, ADR ..........................           18,943,149
                                                             ------------------
                                                                    101,320,441
                                                             ------------------
                  RESTAURANTS - 1.59%
        605,300   McDonald's .............................           29,223,884
                                                             ------------------
                  RETAIL - 10.65%
        909,100   Costco Wholesale .......................           48,700,487
        252,700   Kohl's * ...............................           18,709,908
        687,500   NIKE, Class B ..........................           37,028,750
      1,185,000   Starbucks * ............................           36,758,700
      1,243,500   Walgreen ...............................           54,589,650
                                                             ------------------
                                                                    195,787,495
                                                             ------------------
                  TECHNOLOGY - 14.34%
        615,500   Apple Computer * .......................           61,426,900
        834,300   eBay * .................................           28,316,142
        716,500   Electronic Arts * ......................           36,118,765
      1,466,100   Hewlett-Packard ........................           61,781,454
        999,900   Intel ..................................           21,497,850
        412,700   Research In Motion * ...................           54,303,066
                                                             ------------------
                                                                    263,444,177
                                                             ------------------
                  TELECOMMUNICATIONS EQUIPMENT - 4.23%
      1,772,900   QUALCOMM ...............................           77,653,020
                                                             ------------------
                  TRANSPORTATION - 1.27%
        221,100   FedEx ..................................           23,312,784
                                                             ------------------
                  TOTAL COMMON STOCKS
                     (Cost $1,543,112,893) ...............        1,820,507,787
                                                             ------------------
INVESTMENT COMPANY - 0.90%

     16,560,351   BlackRock Liquidity Funds
                     TempCash Portfolio ..................           16,560,351
                                                             ------------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $16,560,351) ..................           16,560,351
                                                             ------------------
TOTAL INVESTMENTS - 99.96%
   (Cost $1,559,673,244)** ...............................        1,837,068,138
                                                             ------------------
NET OTHER ASSETS AND LIABILITIES - 0.04% .................              654,913
                                                             ------------------
NET ASSETS - 100.00% .....................................   $    1,837,723,051
                                                             ==================
----------
  *   Non-income producing security.

 ** At April 30, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation ......................   $      284,270,797
      Gross unrealized depreciation ......................           (6,875,903)
                                                             ------------------
      Net unrealized appreciation ........................   $      277,394,894
                                                             ==================

ADR   American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 4

Aston Funds

ABN AMRO GROWTH FUND                                              APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

OTHER COMMON STOCKS                                  30%
TECHNOLOGY                                           21%
FINANCE                                              12%
RETAIL                                               11%
MEDICAL PRODUCTS AND SUPPLIES                         6%
CAPITAL GOODS                                         5%
BIOTECHNOLOGY                                         5%
ELECTRICAL                                            4%
HEALTHCARE SERVICES                                   4%
CASH AND OTHER NET ASSETS                             2%

% OF TOTAL NET ASSETS

                                                                   MARKET
SHARES                                                             VALUE
------                                                       ------------------
COMMON STOCKS - 98.20%

                  ADVERTISING - 2.09%
        117,377   Omnicom Group ..........................   $       12,290,546
                                                             ------------------
                  AEROSPACE/DEFENSE - 3.38%
        214,050   Boeing .................................           19,906,650
                                                             ------------------
                  BIOTECHNOLOGY - 4.83%
        129,125   Amgen * ................................            8,282,078
        246,270   Gilead Sciences * ......................           20,125,184
                                                             ------------------
                                                                     28,407,262
                                                             ------------------
                  CAPITAL GOODS - 5.30%
        383,964   Illinois Tool Works ....................           19,701,193
        193,150   Rockwell Automation ....................           11,500,151
                                                             ------------------
                                                                     31,201,344
                                                             ------------------
                  CHEMICALS - 2.51%
        228,630   Praxair ................................           14,758,066
                                                             ------------------
                  COMMERCIAL SERVICES - 1.99%
        132,169   Cintas .................................            4,952,372
        157,697   Ecolab .................................            6,779,394
                                                             ------------------
                                                                     11,731,766
                                                             ------------------
                  CONSUMER CYCLICALS - 3.16%
        181,841   Johnson Controls .......................           18,607,790
                                                             ------------------
                  CONSUMER STAPLES - 2.90%
        265,190   Procter & Gamble .......................           17,054,369
                                                             ------------------
                  ELECTRICAL - 3.92%
        626,288   General Electric .......................           23,084,976
                                                             ------------------
                  ENTERTAINMENT AND LEISURE - 2.49%
        299,680   Carnival ...............................           14,651,355
                                                             ------------------
                  FINANCE - 12.54%
        200,730   CIT Group ..............................           11,973,544
        180,890   Merrill Lynch ..........................           16,321,705
        208,226   SLM ....................................           11,208,806
        209,274   State Street ...........................           14,412,700
        188,390   T. Rowe Price Group ....................            9,359,215
        190,220   Wachovia ...............................           10,564,819
                                                             ------------------
                                                                     73,840,789
                                                             ------------------

                                                                   MARKET
SHARES                                                             VALUE
------                                                       ------------------
                  FOOD AND BEVERAGES - 2.43%
        436,246   Sysco ..................................   $       14,282,694
                                                             ------------------
                  HEALTHCARE SERVICES - 3.82%
        235,575   Express Scripts * ......................           22,509,191
                                                             ------------------
                  INSURANCE - 2.26%
        259,289   AFLAC ..................................           13,311,897
                                                             ------------------
                  MEDICAL PRODUCTS AND SUPPLIES - 5.80%
        110,000   Alcon ..................................           14,842,300
        216,933   Medtronic ..............................           11,482,264
        185,700   Resmed * ...............................            7,847,682
                                                             ------------------
                                                                     34,172,246
                                                             ------------------
                  OIL AND GAS EXTRACTION - 2.03%
        150,630   Exxon Mobil ............................           11,957,009
                                                             ------------------
                  PHARMACEUTICALS - 1.35%
        300,974   Pfizer .................................            7,963,772
                                                             ------------------
                  RETAIL - 11.36%
        234,038   Kohl's * ...............................           17,328,173
        493,730   Starbucks * ............................           15,315,505
        510,393   TJX ....................................           14,234,861
        455,843   Walgreen ...............................           20,011,508
                                                             ------------------
                                                                     66,890,047
                                                             ------------------
                  TECHNOLOGY - 20.61%
        486,820   Dell * .................................           12,272,732
        402,945   Electronic Arts * ......................           20,312,457
        635,320   EMC * ..................................            9,644,158
      1,030,040   Intel ..................................           22,145,860
        342,280   Linear Technology ......................           12,808,118
        665,296   Microsoft ..............................           19,918,962
        704,689   Texas Instruments ......................           24,220,161
                                                             ------------------
                                                                    121,322,448
                                                             ------------------
                  TELECOMMUNICATIONS EQUIPMENT - 1.86%
        250,057   QUALCOMM ...............................           10,952,497
                                                             ------------------
                  TRANSPORTATION - 1.57%
        642,398   Southwest Airlines .....................            9,218,411
                                                             ------------------
                  TOTAL COMMON STOCKS
                     (Cost $512,906,410) .................          578,115,125
                                                             ------------------

INVESTMENT COMPANY - 1.96%

     11,563,097   BlackRock Liquidity Funds
                     TempCash Portfolio ..................           11,563,097
                                                             ------------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $11,563,097) ..................           11,563,097
                                                             ------------------
TOTAL INVESTMENTS - 100.16%
   (Cost $524,469,507)** .................................          589,678,222
                                                             ------------------
NET OTHER ASSETS AND LIABILITIES - (0.16)% ...............             (931,940)
                                                             ------------------
NET ASSETS - 100.00% .....................................   $      588,746,282
                                                             ==================
----------
 *    Non-income producing security.

** At April 30, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation ......................   $       74,242,272
      Gross unrealized depreciation ......................           (9,033,557)
                                                             ------------------
      Net unrealized appreciation ........................   $       65,208,715
                                                             ==================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                             | 5

Aston Funds

VEREDUS SELECT GROWTH FUND                                        APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

OTHER COMMON STOCKS                             31%
FINANCE                                         14%
TELECOMMUNICATIONS EQUIPMENT                     9%
MEDICAL PRODUCTS AND SUPPLIES                    8%
INDUSTRIAL - CONSTRUCION & ENGINEERING           8%
PHARMACEUTICALS                                  6%
COMPUTER SOFTWARE                                7%
INFORMATION TECHNOLOGY SERVICES                  6%
RETAIL                                           6%
CASH AND OTHER NET ASSETS                        5%

% OF TOTAL NET ASSETS

                                                                   MARKET
SHARES                                                             VALUE
------                                                       ------------------
COMMON STOCKS - 94.89%

                  ADVERTISING - 2.93%
         31,600   Focus Media Holding, ADR * .............   $        1,169,200
                                                             ------------------
                  AEROSPACE/DEFENSE - 1.77%
          6,800   Precision Castparts ....................              707,948
                                                             ------------------
                  BASIC MATERIALS - 2.45%
         15,400   Nucor ..................................              977,284
                                                             ------------------
                  BIOTECHNOLOGY - 4.19%
          9,800   Genentech * ............................              783,902
         10,900   Gilead Sciences * ......................              890,748
                                                             ------------------
                                                                      1,674,650
                                                             ------------------
                  CHEMICALS - 4.57%
         13,200   Air Products and Chemicals .............            1,009,800
         18,300   Airgas .................................              815,265
                                                             ------------------
                                                                      1,825,065
                                                             ------------------
                  COMPUTER SOFTWARE - 6.95%
         34,500   Adobe Systems * ........................            1,433,820
         30,500   Akamai Technologies * ..................            1,344,440
                                                             ------------------
                                                                      2,778,260
                                                             ------------------
                  COMPUTERS - 1.02%
          4,075   Apple Computer * .......................              406,685
                                                             ------------------
                  CONSUMER CYCLICALS - 1.64%
         17,200   International Game Technology ..........              656,008
                                                             ------------------
                  CONSUMER SERVICES - 2.36%
         16,625   Corrections Corporation of America * ...              944,300
                                                             ------------------

                                                                   MARKET
SHARES                                                             VALUE
------                                                       ------------------
                  FINANCE - 13.88%
         22,250   CB Richard Ellis Group * ...............   $          753,162
          2,700   Chicago Mercantile Exchange ............            1,395,225
          3,900   Goldman Sachs Group ....................              852,579
         12,200   Merrill Lynch ..........................            1,100,806
         17,200   Morgan Stanley .........................            1,444,972
                                                             ------------------
                                                                      5,546,744
                                                             ------------------
                  HEALTHCARE - LIFE & SCIENCES -
                  TOOLS & SERVICES - 2.41%
         16,200   Waters * ...............................              962,766
                                                             ------------------
                  INDUSTRIAL - 2.69%
         23,150   Trinity Industries .....................            1,074,160
                                                             ------------------
                  INDUSTRIAL - CONSTRUCTION & ENGINEERING - 8.37%
         18,000   Foster Wheeler * .......................            1,238,940
         24,600   Jacobs Engineering Group * .............            1,240,578
         12,700   Manitowoc ..............................              866,521
                                                             ------------------
                                                                      3,346,039
                                                             ------------------
                  INFORMATION TECHNOLOGY SERVICES - 6.35%
         15,500   Accenture, Class A .....................              606,050
          4,100   Google, Class A * ......................            1,932,658
                                                             ------------------
                                                                      2,538,708
                                                             ------------------
                  INFORMATION TECHNOLOGY - ELECTRONIC
                  EQUIPMENT & INSTRUMENTS - 2.52%
         28,700   Amphenol, Class A ......................            1,007,657
                                                             ------------------
                  MEDICAL PRODUCTS AND SUPPLIES - 7.66%
         27,700   Hologic * ..............................            1,594,135
         11,300   Intuitive Surgical * ...................            1,465,158
                                                             ------------------
                                                                      3,059,293
                                                             ------------------
                  PHARMACEUTICALS - 5.57%
         21,100   Merck ..................................            1,085,384
         16,300   Shire, ADR .............................            1,139,207
                                                             ------------------
                                                                      2,224,591
                                                             ------------------
                  RETAIL - 6.00%
         25,125   American Eagle Outfitters ..............              740,434
          8,200   Guess? .................................              323,080
         43,000   Starbucks * ............................            1,333,860
                                                             ------------------
                                                                      2,397,374
                                                             ------------------
                  SEMICONDUCTORS - 2.64%
         19,200   MEMC Electronic Materials * ............            1,053,696
                                                             ------------------
                  TELECOMMUNICATIONS EQUIPMENT - 8.92%
         43,900   Cisco Systems * ........................            1,173,886
         27,900   Harris .................................            1,432,665
         58,000   JDS Uniphase * .........................              955,840
                                                             ------------------
                                                                      3,562,391
                                                             ------------------
                  TOTAL COMMON STOCKS
                     (Cost $34,902,421) ..................           37,912,819
                                                             ------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 6

Aston Funds

VEREDUS SELECT GROWTH FUND                                        APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                   MARKET
SHARES                                                             VALUE
------                                                       ------------------

INVESTMENT COMPANIES - 7.99%
      2,103,803   BlackRock Liquidity Funds
                     TempCash Portfolio ..................   $        2,103,803
      1,090,067   BlackRock Liquidity Funds
                     TempFund Portfolio ..................            1,090,067
                                                             ------------------
                  TOTAL INVESTMENT COMPANIES
                     (Cost $3,193,870) ...................            3,193,870
                                                             ------------------
TOTAL INVESTMENTS - 102.88%
   (Cost $38,096,291)** ..................................           41,106,689
                                                             ------------------
NET OTHER ASSETS AND LIABILITIES - (2.88)% ...............           (1,151,643)
                                                             ------------------
NET ASSETS - 100.00% .....................................   $       39,955,046
                                                             ==================

----------
  *   Non-income producing security.

 ** At April 30, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation ......................   $        3,445,921
      Gross unrealized depreciation ......................             (435,523)
                                                             ------------------
      Net unrealized appreciation ........................   $        3,010,398
                                                             ==================

ADR   American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                             | 7

Aston Funds

OPTIMUM LARGE CAP OPPORTUNITY FUND                                APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

OTHER COMMON STOCKS                             37%
CAPITAL MARKETS                                 13%
MACHINERY                                       11%
METALS & MINING                                  8%
ENERGY EQUIPMENT & SERVICES                      8%
HEALTHCARE PROVIDERS & SERVICES                  6%
COMMUNICATIONS EQUIPMENT                         5%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT         5%
HOUSEHOLD DURABLES                               5%
CASH AND OTHER NET ASSETS                        2%

% OF TOTAL NET ASSETS

                                                                       MARKET
SHARES                                                                  VALUE
------                                                              -----------
COMMON STOCKS - 98.25%

                  AEROSPACE/DEFENSE - 2.71%
            640   General Dynamics ..........................       $   50,240
                                                                    ----------
                  BEVERAGES - 2.61%
            930   Coca-Cola .................................           48,537
                                                                    ----------
                  CAPITAL MARKETS - 13.28%
            405   Affiliated Managers Group * ...............           47,640
            215   Goldman Sachs Group .......................           47,001
            630   Morgan Stanley ............................           52,926
            940   Nuveen Investments, Class A ...............           50,102
          2,870   TD Ameritrade Holding * ...................           48,934
                                                                    ----------
                                                                       246,603
                                                                    ----------
                  COMMUNICATIONS EQUIPMENT - 5.36%
          1,775   Cisco Systems * ...........................           47,463
          1,190   QUALCOMM ..................................           52,122
                                                                    ----------
                                                                        99,585
                                                                    ----------
                  CONSTRUCTION & ENGINEERING - 2.67%
            985   Jacobs Engineering Group * ................           49,674
                                                                    ----------
                  DIVERSIFIED CONSUMER SERVICES - 3.19%
            610   ITT Educational Services * ................           59,298
                                                                    ----------
                  ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.57%
          1,360   Amphenol, Class A .........................           47,750
                                                                    ----------
                  ENERGY EQUIPMENT & SERVICES - 7.69%
            870   ENSCO International .......................           49,051
            540   Transocean * ..............................           46,548
            900   Weatherford International * ...............           47,241
                                                                    ----------
                                                                       142,840
                                                                    ----------

                  HEALTHCARE EQUIPMENT & SUPPLIES - 2.32%
          1,225   Cytyc * ...................................           43,157
                                                                    ----------

                                                                       MARKET
SHARES                                                                  VALUE
------                                                              -----------

                  HEALTHCARE PROVIDERS & SERVICES - 5.44%
            675   Laboratory Corporation of America * .......       $    53,284
            900   UnitedHealth Group ........................            47,754
                                                                    -----------
                                                                        101,038
                                                                    -----------
                  HOUSEHOLD DURABLES - 5.33%
            425   Harman International Industries ...........            51,803
            810   Stanley Works .............................            47,207
                                                                    -----------
                                                                         99,010
                                                                    -----------
                  HOUSEHOLD PRODUCTS - 2.61%
            715   Colgate-Palmolive .........................            48,434
                                                                    -----------
                  INSURANCE - 2.71%
            765   MetLife ...................................            50,261
                                                                    -----------
                  IT SERVICES - 2.58%
            915   Infosys Technologies, SP ADR ..............            47,900
                                                                    -----------
                  LIFE SCIENCES TOOLS & SERVICES - 2.59%
            810   Waters * ..................................            48,138
                                                                    -----------
                  MACHINERY - 11.03%
            730   Caterpillar ...............................            53,013
            700   Danaher ...................................            49,833
            850   Oshkosh Truck .............................            47,549
            590   Parker Hannifin ...........................            54,362
                                                                    -----------
                                                                        204,757
                                                                    -----------
                  METALS & MINING - 8.10%
          1,420   Alcoa .....................................            50,396
          1,060   BHP Billiton, SP ADR ......................            51,770
            720   Freeport-McMoRan Copper & Gold, Class B ...            48,355
                                                                    -----------
                                                                        150,521
                                                                    -----------
                  OIL, GAS & CONSUMABLE FUELS - 2.53%
            865   XTO Energy ................................            46,944
                                                                    -----------

                  SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 5.27%
            850   MEMC Electronic Materials * ...............            46,648
          1,490   Texas Instruments .........................            51,211
                                                                    -----------
                                                                         97,859
                                                                    -----------
                  SOFTWARE - 2.54%
          2,505   Oracle * ..................................            47,094
                                                                    -----------
                  TEXTILES, APPAREL & LUXURY GOODS - 2.45%
            930   Coach * ...................................            45,412
                                                                    -----------
                  WIRELESS TELECOMMUNICATION SERVICES - 2.67%
            945   America Movil, Series L, ADR ..............            49,641
                                                                    -----------
                  TOTAL COMMON STOCKS
                     (Cost $1,711,274) ......................         1,824,693
                                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 8

Aston Funds

OPTIMUM LARGE CAP OPPORTUNITY FUND                                APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                       MARKET
SHARES                                                                  VALUE
------                                                              -----------
INVESTMENT COMPANY - 3.50%

         65,027   BlackRock Liquidity Funds
                     TempCash Portfolio .....................       $    65,027
                                                                    -----------
                  TOTAL INVESTMENT COMPANY
                     (Cost $65,027) .........................            65,027
                                                                    -----------
TOTAL INVESTMENTS - 101.75%
   (Cost $1,776,301)** ......................................         1,889,720
                                                                    -----------
NET OTHER ASSETS AND LIABILITIES - (1.75)% ..................           (32,519)
                                                                    -----------
NET ASSETS - 100.00% ........................................       $ 1,857,201
                                                                    ===========

----------
     *  Non-income producing security.

    ** At April 30, 2007, cost is identical for book and Federal income tax purposes.

        Gross unrealized appreciation .........................     $   114,148
        Gross unrealized depreciation .........................            (729)
                                                                    -----------
        Net unrealized appreciation ...........................     $   113,419
                                                                    ===========

   ADR  American Depositary Receipt

SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                             | 9

Aston Funds

TAMRO LARGE CAP VALUE FUND                                        APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

OTHER COMMON STOCKS                     25%
FINANCE                                 17%
TECHNOLGY                               14%
FOOD AND BEVERAGES                      12%
OIL AND GAS EXTRACTION                   9%
PHARMACEUTICALS                          7%
CHEMICALS                                5%
TRANSPORTATION                           4%
CONSUMER CYCLICALS                       4%
CASH AND OTHER NET ASSETS                3%

% OF TOTAL NET ASSETS

                                                                       MARKET
SHARES                                                                  VALUE
------                                                              -----------
COMMON STOCKS - 96.76%

                  BASIC MATERIALS - 2.49%
         10,852   Alcoa .....................................       $   385,137
                                                                    -----------
                  CAPITAL GOODS - 3.73%
          7,335   General Electric ..........................           270,368
          5,730   Raytheon ..................................           306,784
                                                                    -----------
                                                                        577,152
                                                                    -----------
                  CHEMICALS - 4.49%
          6,785   Dow Chemical ..............................           302,679
          7,966   duPont (E. I.) de Nemours .................           391,688
                                                                    -----------
                                                                        694,367
                                                                    -----------
                  COMMUNICATIONS - 2.06%
         11,932   Comcast, Class A * ........................           318,107
                                                                    -----------
                  CONSUMER CYCLICALS - 3.96%
         11,105   eBay * ....................................           376,904
         29,225   Ford Motor ................................           234,969
                                                                    -----------
                                                                        611,873
                                                                    -----------
                  CONSUMER STAPLES - 1.66%
          4,140   Avery Dennison ............................           257,508
                                                                    -----------
                  FINANCE - 16.96%
            163   Berkshire Hathaway, Class B * .............           591,364
          4,475   Capital One Financial .....................           332,313
          5,800   Citigroup .................................           310,996
          1,650   Goldman Sachs Group .......................           360,706
          6,902   JPMorgan Chase ............................           359,594
          3,240   Legg Mason ................................           321,376
          9,630   Wells Fargo ...............................           345,621
                                                                    -----------
                                                                      2,621,970
                                                                    -----------

                                                                       MARKET
SHARES                                                                  VALUE
------                                                              -----------
                  FOOD AND BEVERAGES - 12.34%
          6,200   Anheuser-Busch ............................       $   304,978
          6,466   Coca-Cola .................................           337,461
         14,240   Kroger ....................................           420,222
          4,255   PepsiCo ...................................           281,213
         18,390   Sara Lee ..................................           301,780
          4,465   Wm Wrigley Jr .............................           262,899
                                                                    -----------
                                                                      1,908,553
                                                                    -----------
                  HEALTHCARE SERVICES - 2.16%
          6,295   UnitedHealth Group ........................           334,013
                                                                    -----------
                  INSURANCE - 2.42%
          5,345   American International Group ..............           373,669
                                                                    -----------
                  MEDICAL PRODUCTS AND SUPPLIES - 2.19%
          5,270   Johnson & Johnson .........................           338,439
                                                                    -----------
                  OIL AND GAS EXTRACTION - 8.65%
          6,840   Anadarko Petroleum ........................           319,154
          4,484   Exxon Mobil ...............................           355,940
          4,505   National-Oilwell Varco * ..................           382,249
          5,165   XTO Energy ................................           280,305
                                                                    -----------
                                                                      1,337,648
                                                                    -----------
                  PHARMACEUTICALS - 7.23%
          5,095   Merck .....................................           262,087
         12,633   Schering-Plough ...........................           400,845
         11,865   Teva Pharmaceutical Industries, SP ADR ....           454,548
                                                                    -----------
                                                                      1,117,480
                                                                    -----------
                  RESTAURANTS - 2.38%
          7,609   McDonald's ................................           367,363
                                                                    -----------
                  RETAIL - 3.80%
          7,760   Wal-Mart Stores ...........................           371,859
          4,905   Walgreen ..................................           215,330
                                                                    -----------
                                                                        587,189
                                                                    -----------
                  TECHNOLOGY - 13.52%
         16,500   Cisco Systems * ...........................           441,210
         35,715   EMC * .....................................           542,154
         11,490   Intuit * ..................................           326,891
         18,360   Microsoft .................................           549,698
         12,235   Oracle * ..................................           230,018
                                                                    -----------
                                                                      2,089,971
                                                                    -----------
                  TRANSPORTATION - 4.31%
         28,430   Southwest Airlines ........................           407,971
          3,670   United Parcel Service, Class B ............           258,478
                                                                    -----------
                                                                        666,449
                                                                    -----------
                  UTILITIES - 2.41%
         16,685   AES * .....................................           366,903
            574   Dynegy, Class A * .........................             5,401
                                                                    -----------
                                                                        372,304
                                                                    -----------
                  TOTAL COMMON STOCKS
                     (Cost $12,174,232) .....................        14,959,192
                                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 10

Aston Funds

TAMRO LARGE CAP VALUE FUND                                        APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                       MARKET
SHARES                                                                  VALUE
------                                                              -----------

INVESTMENT COMPANY - 3.01%

        465,651   BlackRock Liquidity Funds
                     TempCash Portfolio .....................       $   465,651
                                                                    -----------
                  TOTAL INVESTMENT COMPANY
                     (Cost $465,651) ........................           465,651
                                                                    -----------
TOTAL INVESTMENTS - 99.77%
   (Cost $12,639,883)** .....................................        15,424,843
                                                                    -----------
NET OTHER ASSETS AND LIABILITIES - 0.23% ....................            36,284
                                                                    -----------
NET ASSETS - 100.00% ........................................       $15,461,127
                                                                    ===========

----------
     *  Non-income producing security.

    ** At April 30, 2007, cost is identical for book and Federal income tax purposes.

        Gross unrealized appreciation .......................       $ 2,862,437
        Gross unrealized depreciation .......................           (77,477)
                                                                    -----------
        Net unrealized appreciation .........................       $ 2,784,960
                                                                    ===========

SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 11

Aston Funds

VALUE FUND                                                        APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

FINANCE                                               22%
OTHER COMMON STOCKS                                   21%
CAPITAL GOODS                                         13%
OIL AND GAS EXTRACTION                                12%
INSURANCE                                              9%
PHARMACEUTICALS                                        7%
BASIC MATERIALS                                        5%
UTILITIES                                              5%
TECHNOLOGY                                             5%
CASH AND OTHER NET ASSETS                              1%

% OF TOTAL NET ASSETS

                                                                    MARKET
SHARES                                                               VALUE
------                                                         ----------------
COMMON STOCKS - 99.32%

              BASIC MATERIALS - 4.98%
      36,220  Air Products and Chemicals ....................  $      2,770,830
      14,000  Bowater .......................................           306,460
      34,680  Dow Chemical ..................................         1,547,075
      37,930  International Paper ...........................         1,430,720
      15,060  Nalco Holding .................................           400,295
      76,610  PPG Industries ................................         5,636,964
      45,650  Praxair .......................................         2,946,707
      60,490  Smurfit-Stone Container * .....................           728,904
     107,480  Syngenta, ADR .................................         4,266,956
                                                               ----------------
                                                                     20,034,911
                                                               ----------------
              CAPITAL GOODS - 13.10%
      11,500  Cooper Industries .............................           572,240
      51,120  Deere .........................................         5,592,528
      10,020  Eaton .........................................           893,884
      37,900  Grainger (W.W.) ...............................         3,131,298
     159,150  Lockheed Martin ...............................        15,300,681
     229,860  Masco .........................................         6,254,491
     115,640  Northrop Grumman ..............................         8,512,260
      43,860  Rockwell Automation ...........................         2,611,424
      28,900  Sherwin-Williams ..............................         1,842,953
      12,800  Timken ........................................           422,144
      40,000  Toll Brothers * ...............................         1,191,200
      95,250  United Technologies ...........................         6,394,133
                                                               ----------------
                                                                     52,719,236
                                                               ----------------
              COMMUNICATIONS - 3.32%
      31,780  AT&T ..........................................         1,230,522
      37,217  Embarq ........................................         2,234,509
     191,300  Sprint Nextel .................................         3,831,739
      13,750  Telus .........................................           745,937
      44,970  Verizon Communications ........................         1,716,954
     124,882  Vodafone Group, SP ADR ........................         3,587,860
                                                               ----------------
                                                                     13,347,521
                                                               ----------------

                                                                    MARKET
SHARES                                                               VALUE
------                                                         ----------------

              CONSUMER CYCLICALS - 2.73%
      56,020  Disney, Walt ..................................  $      1,959,580
      20,410  Johnson Controls ..............................         2,088,555
      47,120  Royal Caribbean Cruises .......................         1,958,778
      75,990  Viacom, Class B * .............................         3,134,587
      24,660  WPP, SP ADR ...................................         1,831,252
                                                               ----------------
                                                                     10,972,752
                                                               ----------------
              CONSUMER STAPLES - 4.01%
     200,480  Altria Group ..................................        13,817,082
      11,462  Hanesbrands * .................................           304,774
      31,310  Procter & Gamble ..............................         2,013,546
                                                               ----------------
                                                                     16,135,402
                                                               ----------------
              ELECTRICAL - 0.52%
      56,350  General Electric ..............................         2,077,061
                                                               ----------------
              FINANCE - 21.69%
      69,360  American Express ..............................         4,208,071
     289,884  Bank of America ...............................        14,755,096
     142,950  Bank of New York ..............................         5,786,616
     260,410  Citigroup .....................................        13,963,184
     121,890  Fannie Mae ....................................         7,181,759
      23,300  Franklin Resources ............................         3,059,523
      34,140  Freddie Mac ...................................         2,211,589
      48,940  Goldman Sachs Group ...........................        10,698,774
      38,480  Lehman Brothers Holdings ......................         2,896,774
     117,060  Mellon Financial ..............................         5,025,386
      28,790  Merrill Lynch .................................         2,597,722
       2,300  Prudential Financial ..........................           218,500
      86,370  SunTrust Banks ................................         7,291,355
     113,730  UBS ...........................................         7,381,077
                                                               ----------------
                                                                     87,275,426
                                                               ----------------
              FOOD AND BEVERAGES - 4.14%
      53,190  Diageo, SP ADR ................................         4,489,236
      84,230  Kellogg .......................................         4,456,609
      37,350  Nestle, SP ADR ................................         3,712,329
      52,860  PepsiCo .......................................         3,493,517
      25,430  Tyson Foods, Class A ..........................           533,013
                                                               ----------------
                                                                     16,684,704
                                                               ----------------
              HEALTHCARE SERVICES - 1.64%
      36,810  UnitedHealth Group ............................         1,953,139
      58,980  WellPoint * ...................................         4,657,650
                                                               ----------------
                                                                      6,610,789
                                                               ----------------
              INSURANCE - 9.59%
      34,320  AFLAC .........................................         1,761,989
     206,640  Allstate ......................................        12,877,804
      46,730  Chubb .........................................         2,515,476
     116,920  Genworth Financial, Class A ...................         4,266,411
      44,700  Hartford Financial Services Group .............         4,523,640
     192,480  MetLife .......................................        12,645,936
                                                               ----------------
                                                                     38,591,256
                                                               ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 12

Aston Funds

VALUE FUND                                                        APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
SHARES                                                               VALUE
------                                                         ----------------

              OIL AND GAS EXTRACTION - 12.05%
      41,070  Apache ........................................  $      2,977,575
      39,265  Chevron Texaco ................................         3,054,424
     101,040  ConocoPhillips ................................         7,007,124
      60,710  Devon Energy ..................................         4,423,938
      36,020  EOG Resources .................................         2,645,309
     136,010  Exxon Mobil ...................................        10,796,474
      79,300  Hess ..........................................         4,500,275
      18,490  Noble .........................................         1,557,043
      27,190  Royal Dutch Shell, ADR ........................         1,885,627
     131,050  Total, SP ADR .................................         9,657,074
                                                               ----------------
                                                                     48,504,863
                                                               ----------------
              PHARMACEUTICALS - 7.00%
      28,880  Abbott Laboratories ...........................         1,635,186
      63,640  Eli Lilly .....................................         3,763,033
     166,560  Johnson & Johnson .............................        10,696,483
      94,670  Merck .........................................         4,869,825
     130,040  Wyeth .........................................         7,217,220
                                                               ----------------
                                                                     28,181,747
                                                               ----------------
              PRINTING AND PUBLISHING - 0.23%
      39,490  New York Times, Class A .......................           924,066
                                                               ----------------
              RETAIL - 3.55%
      98,712  CVS ...........................................         3,577,323
     123,520  Federated Department Stores ...................         5,424,998
      97,860  NIKE, Class B .................................         5,270,740
                                                               ----------------
                                                                     14,273,061
                                                               ----------------
              TECHNOLOGY - 4.90%
     112,170  Accenture, Class A ............................         4,385,847
      56,610  Cisco Systems * ...............................         1,513,752
      72,330  Hewlett-Packard ...............................         3,047,986
     218,230  Intel .........................................         4,691,945
     324,150  Oracle * ......................................         6,094,020
                                                               ----------------
                                                                     19,733,550
                                                               ----------------
              TRANSPORTATION - 1.24%
      43,510  Burlington Northern Santa Fe ..................         3,808,866
      22,610  Norfolk Southern ..............................         1,203,756
                                                               ----------------
                                                                      5,012,622
                                                               ----------------
              UTILITIES - 4.63%
      75,480  Dominion Resources ............................         6,883,776
      27,590  Entergy .......................................         3,121,533
      67,480  FPL Group .....................................         4,343,688
      25,600  PPL ...........................................         1,116,416
      12,090  Public Service Enterprise Group ...............         1,045,180
      32,290  TXU ...........................................         2,117,578
                                                               ----------------
                                                                     18,628,171
                                                               ----------------
              TOTAL COMMON STOCKS
                 (Cost $298,611,846) ........................       399,707,138
                                                               ----------------

                                                                    MARKET
SHARES                                                               VALUE
------                                                         ----------------

INVESTMENT COMPANY - 0.60%
   2,414,356  BlackRock Liquidity Funds
                 TempCash Portfolio .........................  $      2,414,356
                                                               ----------------
              TOTAL INVESTMENT COMPANY
                 (Cost $2,414,356) ..........................         2,414,356
                                                               ----------------
TOTAL INVESTMENTS - 99.92%
   (Cost $301,026,202)** ....................................       402,121,494
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - 0.08% ....................           309,794
                                                               ----------------
NET ASSETS - 100.00% ........................................  $    402,431,288
                                                               ================
----------
     *  Non-income producing security.

    ** At April 30, 2007, cost is identical for book and Federal income tax purposes.

        Gross unrealized appreciation .......................  $    103,302,323
        Gross unrealized depreciation .......................        (2,207,031)
                                                               ----------------
        Net unrealized appreciation .........................  $    101,095,292
                                                               ================

   ADR  American Depositary Receipt
SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 13

Aston Funds

RIVER ROAD DYNAMIC EQUITY INCOME FUND                             APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

FINANCE                                              23%
ENERGY                                               16%
OTHER COMMON STOCKS                                  12%
CONSUMER CYCLICALS                                   10%
BASIC MATERIALS                                       8%
REAL ESTATE INVESTMENT TRUSTS                         7%
CONSUMER NON-CYCLICALS                                7%
INDUSTRIAL                                            6%
FOREIGN COMMON STOCKS & CLOSED END FUNDS              6%
CASH AND OTHER NET ASSETS                             5%

% OF TOTAL NET ASSETS

                                                                    MARKET
SHARES                                                               VALUE
------                                                         ----------------
COMMON STOCKS - 89.06%

              BASIC MATERIALS - 7.65%
      27,385  Compass Minerals International ................  $        940,401
      18,875  Dow Chemical ..................................           842,014
      11,100  Nucor .........................................           704,406
       7,400  Rohm & Haas ...................................           378,658
      21,575  RPM International .............................           458,900
                                                               ----------------
                                                                      3,324,379
                                                               ----------------
              COMMUNICATIONS - 4.61%
      10,150  CBS, Class B ..................................           322,466
       5,775  Embarq ........................................           346,731
      20,325  Fairpoint Communications ......................           381,297
      24,975  Verizon Communications ........................           953,545
                                                               ----------------
                                                                      2,004,039
                                                               ----------------
              CONSUMER CYCLICALS - 10.16%
      11,075  Cedar Fair (a) ................................           322,393
      37,550  Centerplate, IDS ..............................           670,643
      22,325  Dow Jones .....................................           811,067
      16,225  Foot Locker ...................................           385,993
      10,600  Home Depot ....................................           401,422
       4,700  McDonald's ....................................           226,916
      23,450  Signet Group, SP ADR ..........................           583,671
      11,550  VF ............................................         1,014,205
                                                               ----------------
                                                                      4,416,310
                                                               ----------------
              CONSUMER NON-CYCLICALS - 7.18%
      46,200  Coinmach Service ..............................           918,456
       3,725  Dean Foods ....................................           135,702
       7,675  General Mills .................................           459,732
      31,825  Industrias Bachoco, SP ADR ....................           974,800
      21,650  Reddy Ice Holdings ............................           634,128
                                                               ----------------
                                                                      3,122,818
                                                               ----------------

                                                                    MARKET
SHARES                                                               VALUE
------                                                         ----------------

              ENERGY - 15.85%
       6,200  Alliance Resource Partners (a) ................  $        246,264
       6,500  Buckeye Partners (a) ..........................           350,220
      13,850  Chevron Texaco ................................         1,077,391
      11,950  Enerplus Resources Fund .......................           519,825
      15,400  Eni, SP ADR ...................................         1,020,096
      15,225  Magellan Midstream Partners (a) ...............           773,278
       1,675  Marathon Oil ..................................           170,096
       1,980  Nustar Energy (a) .............................           136,917
      15,555  Penn West Energy Trust ........................           465,872
      13,525  San Juan Basin Royalty Trust ..................           434,423
      17,300  Spectra Energy ................................           451,530
       2,225  Sunoco Logistics Partners (a) .................           133,589
      10,925  TC Pipelines (a) ..............................           453,388
      14,450  TEPPCO Partners (a) ...........................           658,198
                                                               ----------------
                                                                      6,891,087
                                                               ----------------
              FINANCE - 23.14%
       6,250  Allied Irish Banks, SP ADR ....................           379,313
       2,820  Allstate ......................................           175,742
       3,575  American Capital Strategies ...................           174,031
      20,850  Associated Banc-Corp ..........................           675,123
      16,760  Astoria Financial .............................           445,146
      17,975  Bank of America ...............................           914,927
      12,500  Bank of New York ..............................           506,000
      16,350  Cincinnati Financial ..........................           739,674
       8,675  Citigroup .....................................           465,153
       6,725  Erie Indemnity, Class A .......................           353,399
      28,840  Gallagher (Arthur J.) .........................           806,366
      69,290  Medallion Financial ...........................           825,244
       5,675  National City .................................           207,421
      32,800  NGP Capital Resources .........................           512,992
       3,850  PartnerRe .....................................           277,277
       4,475  PNC Financial Services Group ..................           331,598
      17,450  Prospect Energy ...............................           299,268
       7,450  Safety Insurance Group ........................           298,447
       8,900  U.S. Bancorp ..................................           305,715
       8,675  Unitrin .......................................           409,026
      13,775  Whitney Holding Corp ..........................           423,857
      11,550  Zenith National Insurance .....................           534,187
                                                               ----------------
                                                                     10,059,906
                                                               ----------------
              HEALTHCARE - 1.21%
       8,175  Johnson & Johnson .............................           524,999
                                                               ----------------
              INDUSTRIAL - 6.34%
       8,225  3M ............................................           680,783
      25,675  General Electric ..............................           946,381
      30,225  Waste Management ..............................         1,130,717
                                                               ----------------
                                                                      2,757,881
                                                               ----------------
              REAL ESTATE INVESTMENT TRUSTS - 6.75%
      35,648  CapitalSource .................................           918,649
      54,875  Equity Inns, REIT .............................           938,362
      16,850  Franklin Street Properties ....................           304,142
       8,300  Health Care, REIT .............................           375,492
       5,950  Hospitality Properties Trust ..................           270,904
       4,975  Host Marriott .................................           127,559
                                                               ----------------
                                                                      2,935,108
                                                               ----------------
              TECHNOLOGY - 1.73%
       7,125  Park Electrochemical ..........................           196,294
      38,525  United Online .................................           555,916
                                                               ----------------
                                                                        752,210
                                                               ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 14

Aston Funds

RIVER ROAD DYNAMIC EQUITY INCOME FUND                             APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
SHARES                                                               VALUE
------                                                         ----------------

              UTILITIES - 4.44%
       6,675  Allete ........................................  $        323,137
      13,500  Duke Energy ...................................           277,020
      14,675  Portland General Electric .....................           425,281
      23,900  Southern ......................................           903,181
                                                               ----------------
                                                                      1,928,619
                                                               ----------------
              TOTAL COMMON STOCKS
                 (Cost $36,869,220) .........................        38,717,356
                                                               ----------------
CLOSED-END FUNDS - 3.27%

              FINANCE - 3.27%
      34,725  Calamos Strategic Total Return
                 Fund .......................................           537,196
      31,000  First Trust/Four Corners Senior
                 Floating Rate Income Fund II ...............           588,070
      15,325  PIMCO Floating Rate Strategy Fund .............           296,539
                                                               ----------------
                                                                      1,421,805
                                                               ----------------
              TOTAL CLOSED-END FUNDS
                 (Cost $1,380,976) ..........................         1,421,805
                                                               ----------------
FOREIGN COMMON STOCK - 2.28%

              CANADA - 2.28%
      29,425  BCE ...........................................           991,261
                                                               ----------------
              TOTAL FOREIGN COMMON STOCK
                 (Cost $826,960) ............................           991,261
                                                               ----------------
INVESTMENT COMPANIES - 7.31%

     621,934  BlackRock Liquidity Funds
                 TempCash Portfolio .........................           621,934
   2,554,673  BlackRock Liquidity Funds
                 TempFund Portfolio .........................         2,554,673
                                                               ----------------
              TOTAL INVESTMENT COMPANIES
                 (Cost $3,176,607) ..........................         3,176,607
                                                               ----------------
TOTAL INVESTMENTS - 101.92%
   (Cost $42,253,763) .......................................        44,307,029
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - (1.92)% ..................          (833,658)
                                                               ----------------
NET ASSETS - 100.00% ........................................  $     43,473,371
                                                               ================

----------
   (a)  Limited Partnership

    ** At April 30, 2007, cost is identical for book and Federal income tax purposes.

        Gross unrealized appreciation .......................  $      2,319,958
        Gross unrealized depreciation .......................          (266,692)
                                                               ----------------
        Net unrealized appreciation .........................  $      2,053,266
                                                               ================

   IDS  Income Deposit Security
  REIT  Real Estate Investment Trust
SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 15

Aston Funds

OPTIMUM MID CAP FUND                                              APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

OTHER COMMON STOCKS                                                          41%
PRINTING AND PUBLISHING                                                      14%
ELECTRICAL/ELECTRONICS EQUIPMENT & MANUFACTURING SERVICES/OFFICE ELECTRONICS 11%
HEALTHCARE EQUIPMENT                                                          7%
COMMUNICATIONS EQUIPMENT                                                      6%
TRUCKING                                                                      5%
OIL & GAS - EQUIPMENT & SERVICES                                              5%
AUTOMOTIVE PARTS & EQUIPMENT                                                  5%
INFORMATION TECHNOLOGY CONSULTING & SERVICES                                  4%
CASH AND OTHER NET ASSETS                                                     2%

% OF TOTAL NET ASSETS

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------
COMMON STOCKS - 97.83%

              ADVERTISING - 1.32%
     865,300  Interpublic Group * ..........................   $     10,972,004
                                                               ----------------
              AGRICULTURE - 2.05%
     224,800  Bunge ........................................         17,030,848
                                                               ----------------
              APPLICATIONS SOFTWARE - 4.17%
     569,850  Cognos * .....................................         24,566,234
     620,230  Mentor Graphics * ............................         10,035,321
                                                               ----------------
                                                                     34,601,555
                                                               ----------------
              ASSET MANAGEMENT - 2.29%
     497,600  Eaton Vance ..................................         19,018,272
                                                               ----------------
              AUTOMOTIVE PARTS & EQUIPMENT - 5.05%
     322,520  BorgWarner ...................................         25,127,533
     212,250  Magna International, Class A .................         16,799,588
                                                               ----------------
                                                                     41,927,121
                                                               ----------------
              BROADCASTING & CABLE - 1.43%
     446,300  Hearst-Argyle Television .....................         11,884,969
                                                               ----------------
              CHEMICALS - SPECIALTY/DIVERSIFIED - 4.26%
     243,100  FMC ..........................................         18,701,683
     343,200  International Flavors & Fragrances ...........         16,703,544
                                                               ----------------
                                                                     35,405,227
                                                               ----------------
              COMMUNICATIONS EQUIPMENT - 5.68%
   2,487,670  Andrew * .....................................         27,165,356
     388,700  Harris .......................................         19,959,745
                                                               ----------------
                                                                     47,125,101
                                                               ----------------
              COMPUTER HARDWARE - 2.04%
     354,630  Diebold ......................................         16,905,212
                                                               ----------------
              COMPUTER STORAGE/PERIPHERAL - 2.38%
     362,200  Lexmark International Group,
                Class A * ..................................         19,739,900
                                                               ----------------

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------

              ELECTRICAL/ELECTRONIC EQUIPMENT & MANUFACTURING
              SERVICES/OFFICE ELECTRONICS - 11.37%
     827,800  Jabil Circuit ................................   $     19,287,740
     589,670  Molex ........................................         17,619,340
     295,235  Molex, Class A ...............................          7,909,346
     682,205  Tektronix ....................................         20,050,005
     742,455  Zebra Technologies * .........................         29,542,284
                                                               ----------------
                                                                     94,408,715
                                                               ----------------
              ENGINEERING/CONSTRUCTION - 3.84%
     920,300  Chicago Bridge & Iron ........................         31,869,989
                                                               ----------------
              ENTERTAINMENT AND LEISURE - 2.07%
     606,500  Mattel .......................................         17,163,950
                                                               ----------------
              FOOD AND BEVERAGES - 2.12%
     186,300  Molson Coors Brewing, Class B ................         17,564,364
                                                               ----------------
              HEALTHCARE EQUIPMENT - 6.96%
     351,000  Beckman Coulter ..............................         22,046,310
     400,200  Biomet .......................................         17,288,640
     376,500  Edwards Lifesciences * .......................         18,448,500
                                                               ----------------
                                                                     57,783,450
                                                               ----------------
              HEALTHCARE SERVICES - 2.00%
     420,325  Lincare Holdings * ...........................         16,577,618
                                                               ----------------
              INFORMATION TECHNOLOGY CONSULTING
              & SERVICES - 4.40%
   4,656,900  Unisys * .....................................         36,510,096
                                                               ----------------
              INSURANCE - 3.09%
     566,740  Cincinnati Financial .........................         25,639,318
                                                               ----------------
              LIFE SCIENCE TOOLS - 2.64%
     462,100  Charles River Laboratories * .................         21,885,056
                                                               ----------------
              OIL & GAS - EQUIPMENT & SERVICES - 4.68%
     176,385  Compagnie Generale de
                Geophysique-Veritas, SP ADR* ...............          7,335,856
     444,173  FMC Technologies * ...........................         31,482,982
                                                               ----------------
                                                                     38,818,838
                                                               ----------------
              OIL & GAS - EXPLORATION/PRODUCTION - 2.39%
     599,300  Denbury Resources * ..........................         19,830,837
                                                               ----------------
              PRINTING AND PUBLISHING - 14.40%
     753,000  Belo, Class A ................................         14,510,310
     570,350  Dow Jones ....................................         20,720,815
     299,200  Gannett ......................................         17,072,352
   1,440,600  New York Times, Class A ......................         33,710,040
   1,106,800  Pearson, SP ADR ..............................         18,882,008
     475,257  Scholastic * .................................         14,671,184
                                                               ----------------
                                                                    119,566,709
                                                               ----------------
              TRANSPORTATION - 2.20%
   1,270,700  Southwest Airlines ...........................         18,234,545
                                                               ----------------
              TRUCKING - 5.00%
     510,000  Con-way ......................................         27,861,300
     720,800  Werner Enterprises ...........................         13,630,328
                                                               ----------------
                                                                     41,491,628
                                                               ----------------
              TOTAL COMMON STOCKS
                (Cost $660,719,343) ........................        811,955,322
                                                               ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 16

Aston Funds

OPTIMUM MID CAP FUND                                              APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------

INVESTMENT COMPANY - 2.95%
  24,501,711  BlackRock Liquidity Funds
                TempCash Portfolio .........................   $     24,501,711
                                                               ----------------
              TOTAL INVESTMENT COMPANY
                (Cost $24,501,711) .........................         24,501,711
                                                               ----------------
TOTAL INVESTMENTS - 100.78%
  (Cost $685,221,054)** ....................................        836,457,033
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - (0.78)% .................         (6,464,490)
                                                               ----------------
NET ASSETS - 100.00% .......................................   $    829,992,543
                                                               ================

----------
     *  Non-income producing security.

    ** At April 30, 2007, cost is identical for book and Federal income tax purposes.

        Gross unrealized appreciation ......................   $    163,554,394
        Gross unrealized depreciation ......................        (12,318,415)
                                                               ----------------
        Net unrealized appreciation ........................   $    151,235,979
                                                               ================

SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 17

Aston Funds

RIVER ROAD SMALL-MID CAP FUND                                    APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

CONSUMER CYCLICALS                        24%
INDUSTRIAL                                13%
FINANCE                                   12%
CONSUMER NON-CYCLICALS                    10%
ENERGY                                     4%
COMMERCIAL SERVICES                        4%
DISTRIBUTION/ WHOLESALE                    3%
COMMUNICATIONS                             3%
OTHER COMMON STOCKS                        8%
CASH AND OTHER NET ASSETS                 19%

% OF TOTAL NET ASSETS

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------
COMMON STOCKS - 81.49%

              BASIC MATERIALS - 2.43%
       1,530  Airgas .......................................   $         68,161
         420  Alpha Natural Resources * ....................              7,295
       4,510  Glatfelter ...................................             67,425
                                                               ----------------
                                                                        142,881
                                                               ----------------
              COMMERCIAL SERVICES - 4.08%
       2,270  Bowne & Co. ..................................             37,863
         855  Consolidated Graphics * ......................             64,339
       1,910  First Advantage, Class A * ...................             44,465
       1,460  FirstService * ...............................             42,953
       1,240  Kelly Services, Class A ......................             35,588
         600  Volt Information Sciences * ..................             15,336
                                                               ----------------
                                                                        240,544
                                                               ----------------
              COMMUNICATIONS - 2.89%
         520  Anixter International * ......................             37,232
       1,320  Media General, Class A .......................             48,497
       1,320  Meredith .....................................             76,454
         310  SureWest Communications ......................              7,849
                                                               ----------------
                                                                        170,032
                                                               ----------------
              CONSUMER CYCLICALS - 23.54%
       2,070  AutoNation * .................................             42,311
       2,820  Barnes & Noble ...............................            111,474
       1,555  Benihana, Class A * ..........................             45,468
       3,370  Brinker International ........................            104,807
       6,240  Casey's General Stores .......................            156,936
       3,670  CBRL Group ...................................            163,608
         960  Centerplate, IDS .............................             17,146
       2,610  Dollar Tree Stores * .........................            102,625
       4,270  Foot Locker ..................................            101,583
         520  Guitar Center * ..............................             24,076
       1,120  International Speedway, Class A ..............             55,328
       1,740  Isle of Capri Casinos * ......................             42,526
       1,450  Liz Claiborne ................................             64,844
       2,720  Regis ........................................            103,986
       2,750  Speedway Motorsports .........................            106,700

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------

              CONSUMER CYCLICALS (CONTINUED)
       2,280  Tween Brands * ...............................   $         89,285
       1,540  Williams-Sonoma ..............................             54,239
                                                               ----------------
                                                                      1,386,942
                                                               ----------------
              CONSUMER NON-CYCLICALS - 10.18%
       1,725  American Dairy * .............................             31,895
         455  Coca-Cola Bottling ...........................             25,125
       7,850  Coinmach Service, Class A ....................             83,053
       3,290  Coinmach Service .............................             65,405
       3,510  Industrias Bachoco, SP ADR ...................            107,511
         760  Maui Land & Pineapple * ......................             25,734
         650  National Beverage * ..........................             10,114
       2,940  Pain Therapeutics * ..........................             22,844
       1,280  Performance Food Group * .....................             40,000
       2,580  Ruddick ......................................             77,478
       1,490  TravelCenters of America * ...................             65,947
       1,020  Village Super Market, Class A ................             44,941
                                                               ----------------
                                                                        600,047
                                                               ----------------
              DISTRIBUTION/WHOLESALE - 2.83%
       4,940  Ingram Micro, Class A * ......................             96,923
         560  NuCo2 * ......................................             13,944
       1,580  Owens & Minor ................................             55,853
                                                               ----------------
                                                                        166,720
                                                               ----------------
              ENERGY - 4.47%
       1,950  Cimarex Energy ...............................             76,830
       2,445  Encore Acquisition * .........................             65,306
       1,080  Helix Energy Solutions Group * ...............             41,321
       1,080  Helmerich & Payne ............................             34,873
         510  Pioneer Natural Resources ....................             25,602
         340  Unit * .......................................             19,431
                                                               ----------------
                                                                        263,363
                                                               ----------------
              FINANCE - 12.00%
         930  Associated Banc-Corp .........................             30,113
       2,800  Boston Private Financial Holdings ............             77,868
         980  Cass Information Systems .....................             32,124
       1,630  Commerce Bancshares ..........................             77,164
         390  Edwards (A.G) ................................             28,256
       1,500  Equity Inns, REIT ............................             25,650
       1,730  Federated Investors, Class B .................             66,017
       2,030  Hilb Rogal and Hobbs .........................             88,203
         790  International Bancshares .....................             22,713
         140  LandAmerica Financial Group ..................             11,249
         300  Midland ......................................             13,167
       1,750  Oppenheimer Holdings, Class A ................             68,250
       1,120  PartnerRe ....................................             80,662
         580  Prospect Energy ..............................              9,947
         460  Safety Insurance Group .......................             18,428
       1,490  Umpqua Holdings ..............................             37,161
         430  Unitrin ......................................             20,275
                                                               ----------------
                                                                        707,247
                                                               ----------------
              HEALTHCARE SERVICES - 2.49%
         600  Haemonetics * ................................             28,704
         550  LCA-Vision ...................................             23,084
         680  Lincare Holdings * ...........................             26,819
       1,120  Universal Health Services, Class B ...........             68,006
                                                               ----------------
                                                                        146,613
                                                               ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 18

Aston Funds

RIVER ROAD SMALL-MID CAP FUND                                     APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------
              INDUSTRIAL - 12.77%
         995  AMERCO * .....................................   $         69,610
       2,480  AptarGroup ...................................            181,660
       1,260  Brink's ......................................             80,010
       1,820  Bristow Group * ..............................             68,432
       2,280  CHC Helicopter, Class A ......................             47,926
       3,120  Marten Transport * ...........................             56,316
       1,190  Park Electrochemical .........................             32,784
       5,160  Republic Services ............................            144,119
       1,790  YRC Worldwide * ..............................             71,224
                                                               ----------------
                                                                        752,081
                                                               ----------------
              TECHNOLOGY - 1.57%
       2,240  Imation ......................................             82,678
         550  Schawk .......................................              9,917
                                                               ----------------
                                                                         92,595
                                                               ----------------
              UTILITIES - 2.24%
         800  ALLETE .......................................             38,728
       2,300  Pike Electric * ..............................             46,851
       1,610  Portland General Electric ....................             46,658
                                                               ----------------
                                                                        132,237
                                                               ----------------
              TOTAL COMMON STOCKS
                (Cost $4,824,426) ..........................          4,801,302
                                                               ----------------
INVESTMENT COMPANIES - 8.22%
     216,518  BlackRock Liquidity Funds
                TempCash Portfolio .........................            216,518
     267,853  BlackRock Liquidity Funds
                TempFund Portfolio .........................            267,853
                                                               ----------------
              TOTAL INVESTMENT COMPANIES
                (Cost $484,371) ............................            484,371
                                                               ----------------
TOTAL INVESTMENTS - 89.71%
  (Cost $5,308,797) ........................................          5,285,673
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - 10.29% ..................            606,248
                                                               ----------------
NET ASSETS - 100.00% .......................................   $      5,891,921
                                                               ================

----------
     *  Non-income producing security.

    ** At April 30, 2007, cost is identical for book and Federal income tax purposes

        Gross unrealized appreciation ......................   $         79,899
        Gross unrealized depreciation ......................           (103,023)
                                                               ----------------
        Net unrealized depreciation ........................   $        (23,124)
                                                               ================
   IDS  Income Deposit Security
  REIT  Real Estate Investment Trust
SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 19

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND                                    APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

OTHER COMMON STOCKS                                  32%
INDUSTRIAL-CONSTRUCTION & ENGINEERING                17%
MEDICAL PRODUCTS AND SUPPLIES                         9%
TELECOMMUNICATIONS EQUIPMENT                          8%
RETAIL                                                8%
FINANCE                                               7%
AEROSPACE/DEFENSE                                     6%
SEMICONDUCTORS                                        6%
INFORMATION TECHNOLOGY SERVICES                       6%
CASH AND OTHER NET ASSETS                             1%

% OF TOTAL NET ASSETS

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------
COMMON STOCKS - 99.22%

              AEROSPACE/DEFENSE - 6.02%
     199,875  BE Aerospace * ................................  $      7,325,418
     251,550  Force Protection * ............................         5,458,635
      41,475  Triumph Group .................................         2,522,095
                                                               ----------------
                                                                     15,306,148
                                                               ----------------
              AIRLINES - 1.19%
      94,700  Allegiant Travel * ............................         3,038,923
                                                               ----------------
              COMMERCIAL SERVICES - 2.03%
      91,125  Corrections Corporation of America * ..........         5,175,900
                                                               ----------------
              COMPUTER SOFTWARE - 5.25%
     152,625  ANSYS * .......................................         7,814,400
     408,525  Aspen Technology * ............................         5,547,770
                                                               ----------------
                                                                     13,362,170
                                                               ----------------
              COMPUTERS - 0.26%
      13,900  Stratasys * ...................................           660,667
                                                               ----------------
              CONSUMER DISCRETIONARY/CONSUMER
              ELECTRONICS - 0.74%
     265,650  Syntax-Brillian * .............................         1,896,741
                                                               ----------------
              CONSUMER DISCRETIONARY/FOOTWARE - 2.33%
      52,550  Crocs * .......................................         2,936,494
      90,200  Heelys * ......................................         2,983,816
                                                               ----------------
                                                                      5,920,310
                                                               ----------------
              CONSUMER STAPLES - 0.64%
      40,600  Bare Escentuals * .............................         1,641,458
                                                               ----------------
              FINANCE - 6.65%
      85,950  GFI Group * ...................................         5,952,037
     177,175  Lazard, Class A ...............................         9,594,026
      82,925  MarketAxess Holdings * ........................         1,358,312
                                                               ----------------
                                                                     16,904,375
                                                               ----------------

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------
              HEALTHCARE SERVICES - 3.29%
     297,350  Cross Country Healthcare * ....................  $      5,854,822
     109,200  Omnicell * ....................................         2,505,048
                                                               ----------------
                                                                      8,359,870
                                                               ----------------
              HEALTHCARE SUPPLIES - 1.86%
     118,100  Inverness Medical Innovations * ...............         4,729,905
                                                               ----------------
              INDUSTRIAL - 4.64%
      20,150  Dynamic Materials * ...........................           665,756
     131,050  Trinity Industries ............................         6,080,720
     115,550  URS * .........................................         5,049,535
                                                               ----------------
                                                                     11,796,011
                                                               ----------------
              INDUSTRIAL - CONSTRUCTION & ENGINEERING - 16.64%
      76,150  Bucyrus International, Class A ................         4,777,651
      91,300  Dycom Industries * ............................         2,365,583
      71,300  EMCor Group * .................................         4,469,797
      80,750  Infrasource Services * ........................         2,695,435
      78,725  Layne Christensen * ...........................         2,981,316
      93,575  Manitowoc .....................................         6,384,622
     158,125  Perini * ......................................         6,736,125
     211,125  Quanta Services * .............................         5,803,826
      91,490  Washington Group International * ..............         6,122,511
                                                               ----------------
                                                                     42,336,866
                                                               ----------------
              INFORMATION TECHNOLOGY SERVICES - 5.64%
      99,175  Cogent Communications Group * .................         2,524,996
     160,100  Perficient * ..................................         3,394,120
     143,642  RADVision * ...................................         3,175,925
     100,750  Smart Modular Technologies
                (WWH) * .....................................         1,339,975
     110,650  VeriFone Holdings * ...........................         3,904,838
                                                               ----------------
                                                                     14,339,854
                                                               ----------------
              INFORMATION TECHNOLOGY, SOFTWARE &
              SERVICES - 0.43%
      59,425  Switch & Data Facilities * ....................         1,089,260
                                                               ----------------
              MATERIALS, METAL & MINING-STEEL - 1.04%
      54,825  Metal Management ..............................         2,635,438
                                                               ----------------
              MEDICAL PRODUCTS AND SUPPLIES - 9.39%
     133,625  Conceptus * ...................................         2,763,365
     136,125  Hologic * .....................................         7,833,994
     193,475  Illumina * ....................................         6,313,089
      53,725  Intuitive Surgical * ..........................         6,965,983
                                                               ----------------
                                                                     23,876,431
                                                               ----------------
              OIL & GAS - EXPLORATION/PRODUCTION - 1.31%
      48,725  Carrizo Oil & Gas * ...........................         1,795,517
      66,775  Parallel Petroleum * ..........................         1,543,170
                                                               ----------------
                                                                      3,338,687
                                                               ----------------
              OIL AND GAS EXTRACTION - 0.67%
     149,075  PetroQuest Energy * ...........................         1,702,437
                                                               ----------------
              RESTAURANTS - 5.55%
      90,125  Chipotle Mexican Grill, Class A * .............         5,878,854
     104,925  P.F. Chang's China Bistro * ...................         4,013,381
     156,000  Ruth's Chris Steak House * ....................         3,096,600
      77,100  Texas Roadhouse, Class A * ....................         1,127,202
                                                               ----------------
                                                                     14,116,037
                                                               ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 20

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND                                    APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------
              RETAIL - 8.54%
     268,950  Warnaco Group * ...............................  $      7,605,906
      92,425  Dick's Sporting Goods * .......................         5,184,118
      53,100  Guess? ........................................         2,092,140
     139,500  Jo-Ann Stores * ...............................         4,178,025
      52,525  Under Armour, Class A * .......................         2,652,513
                                                               ----------------
                                                                     21,712,702
                                                               ----------------
              SEMICONDUCTORS - 5.75%
     123,175  Hittite Microwave * ...........................         5,565,046
     196,175  Trident Microsystems * ........................         4,164,795
     946,050  Triquint Semiconductor * ......................         4,891,079
                                                               ----------------
                                                                     14,620,920
                                                               ----------------
              TELECOMMUNICATIONS EQUIPMENT - 8.67%
     337,350  Arris Group * .................................         4,999,527
     220,725  C-COR * .......................................         2,719,332
     204,200  Ciena * .......................................         5,954,472
      75,075  NICE Systems, SP ADR * ........................         2,751,499
     169,125  Polycom * .....................................         5,631,862
                                                               ----------------
                                                                     22,056,692
                                                               ----------------
              TRANSPORTATION - 0.69%
      32,245  Genco Shipping & Trading ......................         1,153,081
      16,425  Hub Group, Class A * ..........................           591,300
                                                               ----------------
                                                                      1,744,381
                                                               ----------------
              TOTAL COMMON STOCKS
                 (Cost $217,638,132) ........................       252,362,183
                                                               ----------------
INVESTMENT COMPANY - 0.27%
     672,394  BlackRock Liquidity Funds
                 TempCash Portfolio .........................           672,394
                                                               ----------------
              TOTAL INVESTMENT COMPANY
                 (Cost $672,394) ............................           672,394
                                                               ----------------
TOTAL INVESTMENTS - 99.49%
  (Cost $218,310,526)** .....................................       253,034,577
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - 0.51% ....................         1,308,958
                                                               ----------------
NET ASSETS - 100.00% ........................................  $    254,343,535
                                                               ================
----------
     *  Non-income producing security.

    ** At April 30, 2007, cost is identical for book and Federal income tax purposes.

        Gross unrealized appreciation .......................  $     37,557,420
        Gross unrealized depreciation .......................        (2,833,369)
                                                               ----------------
        Net unrealized appreciation .........................  $     34,724,051
                                                               ================

SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 21

Aston Funds

TAMRO SMALL CAP FUND                                              APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

OTHER COMMON STOCKS                                  21%
TECHNOLOGY                                           19%
CAPITAL GOODS                                        12%
FINANCE                                              11%
OIL AND GAS EXTRACTION                                9%
FOOD AND BEVERAGES                                    8%
RESTAURANTS                                           6%
CONSUMER CYCLICALS                                    6%
BASIC MATERIALS                                       5%
CASH AND OTHER NET ASSETS                             3%

% OF TOTAL NET ASSETS

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------
COMMON STOCKS - 97.19%

              BASIC MATERIALS - 5.67%
     463,765  Bowater .......................................  $     10,151,816
     270,280  Headwaters * ..................................         5,856,968
     471,665  Symyx Technologies * ..........................         5,428,864
                                                               ----------------
                                                                     21,437,648
                                                               ----------------
              BROADCASTING & CABLE - 1.66%
     589,410  Gray Television ...............................         6,289,005
                                                               ----------------
              CAPITAL GOODS - 12.02%
     237,325  Baldor Electric ...............................         9,348,232
     210,080  General Cable * ...............................        12,066,995
      63,980  Manitowoc .....................................         4,365,355
     483,830  Steelcase, Class A ............................         9,444,362
      88,755  Teleflex ......................................         6,375,272
     185,975  Trex * ........................................         3,792,030
                                                               ----------------
                                                                     45,392,246
                                                               ----------------
              COMMERCIAL SERVICES - 2.89%
     135,990  Corinthian Colleges * .........................         1,880,742
     191,635  Watson Wyatt & Co. Holdings ...................         9,031,757
                                                               ----------------
                                                                     10,912,499
                                                               ----------------
              CONSUMER CYCLICALS - 5.90%
     393,225  Acco Brands * .................................         9,358,755
     354,712  NetFlix * .....................................         7,863,965
     107,118  Prestige Brands Holdings * ....................         1,393,605
      64,135  Vail Resorts * ................................         3,656,978
                                                               ----------------
                                                                     22,273,303
                                                               ----------------
              FINANCE - 10.76%
     313,500  FelCor Lodging Trust, REIT ....................         8,003,655
     140,618  GAMCO Investors ...............................         6,414,993
     235,535  Innkeepers USA Trust, REIT ....................         4,138,350
     412,135  Knight Capital Group * ........................         6,676,587
     183,015  Lexington Realty Trust, REIT ..................         3,823,183
     130,275  Raymond James Financial .......................         3,996,837
     200,785  Washington REIT ...............................         7,601,720
                                                               ----------------
                                                                     40,655,325
                                                               ----------------

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------

              FOOD AND BEVERAGES - 7.93%
     394,075  Hain Celestial Group * ........................  $     11,834,072
     254,150  Performance Food Group * ......................         7,942,188
     787,685  SunOpta * .....................................        10,192,644
                                                               ----------------
                                                                     29,968,904
                                                               ----------------
              MEDICAL PRODUCTS AND SUPPLIES - 1.78%
     109,595  Analogic ......................................         6,718,173
                                                               ----------------
              OIL AND GAS EXTRACTION - 8.74%
     250,443  Helmerich & Payne .............................         8,086,805
     100,565  Tidewater .....................................         6,356,714
     170,720  Whiting Petroleum * ...........................         7,515,094
     467,505  Willbros Group * ..............................        11,061,168
                                                               ----------------
                                                                     33,019,781
                                                               ----------------
              PHARMACEUTICALS - 5.41%
      95,995  NBTY * ........................................         4,743,113
     401,790  Perrigo .......................................         7,634,010
     114,535  Pharmaceutical Product
                Development .................................         4,131,277
      70,305  United Therapeutics * .........................         3,930,753
                                                               ----------------
                                                                     20,439,153
                                                               ----------------
              RESTAURANTS - 6.14%
     201,205  Bob Evans Farms ...............................         7,384,224
     228,295  California Pizza Kitchen * ....................         7,627,336
     213,705  P.F. Chang's China Bistro * ...................         8,174,216
                                                               ----------------
                                                                     23,185,776
                                                               ----------------
              RETAIL - 3.59%
     654,240  Fred's ........................................         9,447,226
     364,345  Sharper Image * ...............................         4,113,455
                                                               ----------------
                                                                     13,560,681
                                                               ----------------
              TECHNOLOGY - 19.12%
     278,615  Avocent * .....................................         7,804,006
     374,545  Double-Take Software * ........................         6,281,120
     372,620  Emulex * ......................................         7,817,567
     548,755  L-1 Identity Solutions * ......................        10,547,071
     105,192  ManTech International, Class A * ..............         3,227,290
     737,130  Packeteer * ...................................         7,002,735
     443,930  RightNow Technologies * .......................         6,596,800
   1,920,665  Safeguard Scientifics * .......................         5,781,202
     870,650  TIBCO Software * ..............................         7,940,328
     322,990  ValueClick * ..................................         9,237,514
                                                               ----------------
                                                                     72,235,633
                                                               ----------------
              TELECOMMUNICATIONS EQUIPMENT - 3.52%
     685,500  Andrew * ......................................         7,485,660
     174,580  Polycom * .....................................         5,813,514
                                                               ----------------
                                                                     13,299,174
                                                               ----------------
              TRANSPORTATION - 2.06%
     786,005  JetBlue Airways * .............................         7,789,309
                                                               ----------------
              TOTAL COMMON STOCKS
                (Cost $303,961,412) .........................       367,176,610
                                                               ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 22

Aston Funds

TAMRO SMALL CAP FUND                                              APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------

INVESTMENT COMPANY - 1.65%
   6,230,312  BlackRock Liquidity Funds
                 TempCash Portfolio .........................  $      6,230,312
                                                               ----------------
              TOTAL INVESTMENT COMPANY
                 (Cost $6,230,312) ..........................         6,230,312
                                                               ----------------
TOTAL INVESTMENTS - 98.84%
  (Cost $310,191,724) .......................................       373,406,922
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - 1.16% ....................         4,400,029
                                                               ----------------
NET ASSETS - 100.00% ........................................  $    377,806,951
                                                               ================

----------
   *  Non-income producing security.

  ** At April 30, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .........................  $     73,052,264
      Gross unrealized depreciation .........................        (9,837,066)
                                                               ----------------
      Net unrealized appreciation. ..........................  $     63,215,198
                                                               ================

 IBC  Insured Bond Certificate
REIT  Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 23

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND                                   APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

CONSUMER CYCLICALS                                   25%
CONSUMER NON-CYCLICALS                               20%
FINANCE                                              13%
INDUSTRIAL                                           13%
OTHER COMMON STOCKS                                   5%
COMMERCIAL SERVICES                                   7%
CASH AND OTHER NET ASSETS                             8%
COMMUNICATIONS                                        4%
ENERGY                                                3%
TECHNOLOGY                                            2%

% OF TOTAL NET ASSETS

                                                                       MARKET
SHARES                                                                 VALUE
------                                                             ------------
COMMON STOCKS - 92.14%

              BASIC MATERIALS - 1.29%
     184,060  Glatfelter ....................................      $  2,751,697
      64,703  Stepan ........................................         1,853,094
                                                                   ------------
                                                                      4,604,791
                                                                   ------------
              COMMERCIAL SERVICES - 6.59%
     166,592  Bowne & Co. ...................................         2,778,755
      58,820  Consolidated Graphics * .......................         4,426,205
     122,680  First Advantage, Class A * ....................         2,855,990
      92,582  FirstService * ................................         2,723,762
     137,740  Kelly Services, Class A .......................         3,953,138
     130,360  TravelCenters of America * ....................         5,769,734
      41,770  Volt Information Sciences * ...................         1,067,641
                                                                   ------------
                                                                     23,575,225
                                                                   ------------
              COMMUNICATIONS - 4.14%
      64,522  Atlantic Tele-Network .........................         1,628,535
      54,778  IDT ...........................................           580,099
     103,110  Media General, Class A ........................         3,788,262
     126,950  Meredith ......................................         7,352,944
      28,420  Surewest Communications .......................           719,594
      15,504  Value Line ....................................           731,479
                                                                   ------------
                                                                     14,800,913
                                                                   ------------
              CONSUMER CYCLICALS - 24.59%
     189,162  Audiovox, Class A * ...........................         2,722,041
     205,750  Barnes & Noble ................................         8,133,298
      93,680  Benihana, Class A * ...........................         2,739,203
      94,979  Canterbury Park Holding .......................         1,320,208
     488,430  Casey's General Stores ........................        12,284,015
     258,430  CBRL Group ....................................        11,520,809
     113,710  Centerplate, IDS ..............................         2,030,861
     112,612  Frisch's Restaurants ..........................         3,997,726
      39,390  Guitar Center * ...............................         1,823,757
     151,894  Hampshire Group * .............................         2,620,172
      34,400  International Speedway, Class A ...............         1,699,360
     478,750  Interstate Hotels & Resorts * .................         2,475,138

                                                                       MARKET
SHARES                                                                 VALUE
------                                                             ------------

              CONSUMER CYCLICALS (CONTINUED)
     116,560  Isle of Capri Casinos * .......................      $  2,848,726
     132,312  Lazare Kaplan International * .................         1,018,802
     133,489  Morgans Hotel Group * .........................         2,956,781
      48,087  Nathan's Famous * .............................           695,819
     216,812  NuCo2 * .......................................         5,398,619
     194,370  Regis .........................................         7,430,765
     205,250  Speedway Motorsports ..........................         7,963,700
     160,490  Tween Brands * ................................         6,284,788
                                                                   ------------
                                                                     87,964,588
                                                                   ------------
              CONSUMER NON-CYCLICALS - 20.38%
     138,928  American Dairy * ..............................         2,568,779
     118,823  Coca-Cola Bottling ............................         6,561,406
     392,955  Coinmach Service, Class A .....................         4,157,464
     231,085  Coinmach Service ..............................         4,593,970
      50,560  Haemonetics * .................................         2,418,790
     306,242  Industrias Bachoco, SP ADR ....................         9,380,193
     105,672  J & J Snack Foods .............................         4,118,038
      43,660  LCA-Vision ....................................         1,832,410
     508,613  Mac-Gray * ....................................         7,756,348
      52,121  Maui Land & Pineapple * .......................         1,764,817
     208,129  National Beverage .............................         3,238,487
       8,630  Oil-Dri Corporation of America ................           157,584
     281,080  Omega Protein * ...............................         1,992,857
     151,390  Pain Therapeutics * ...........................         1,176,300
     327,070  Parlux Fragrances * ...........................         1,491,439
     117,490  Performance Food Group * ......................         3,671,563
     209,910  Ruddick .......................................         6,303,597
     145,700  Village Super Market, Class A .................         6,419,542
     462,004  Zapata * ......................................         3,298,709
                                                                   ------------
                                                                     72,902,293
                                                                   ------------
              ENERGY - 3.22%
      15,653  Adams Resources & Energy ......................           587,770
     177,650  Alpha Natural Resources * .....................         3,085,781
      63,903  Barnwell Industries ...........................         1,403,949
      81,057  Eastern American Natural Gas Trust ............         2,105,050
     104,510  Encore Acquisition * ..........................         2,791,462
     511,659  Evolution Petroleum * .........................         1,534,977
                                                                   ------------
                                                                     11,508,989
                                                                   ------------
              FINANCE - 12.85%
     201,789  BFC Financial, Class A * ......................           724,423
     132,920  Boston Private Financial Holdings .............         3,696,505
     239,896  California Coastal Communities * ..............         4,433,278
      65,415  Cass Information Systems ......................         2,144,304
      25,244  Gyrodyne Company of America ...................         1,509,339
     140,125  Hilb Rogal and Hobbs ..........................         6,088,431
     121,219  International Bancshares ......................         3,485,046
      32,730  LandAmerica Financial Group ...................         2,629,855
     474,249  Medallion Financial ...........................         5,648,306
      10,839  Midland .......................................           475,724
     173,320  Oppenheimer Holdings, Class A .................         6,759,480
      65,330  Prospect Energy ...............................         1,120,409
     132,822  Republic Bancorp, Class A .....................         2,429,312
      22,800  Safety Insurance Group ........................           913,368
     106,570  Umpqua Holdings ...............................         2,657,856
      26,470  Unitrin .......................................         1,248,060
                                                                   ------------
                                                                     45,963,696
                                                                   ------------
              HEALTHCARE SERVICES - 1.16%
     117,510  Owens & Minor .................................         4,153,978
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 24

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND                                   APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                       MARKET
SHARES                                                                 VALUE
------                                                             ------------
              INDUSTRIAL - 12.86%
      63,800  AMERCO * ......................................      $  4,463,448
     177,950  AptarGroup ....................................        13,034,837
       5,000  Bel Fuse, Class A .............................           173,950
      80,560  Brink's .......................................         5,115,560
     118,850  Bristow Group * ...............................         4,468,760
       5,010  Chase .........................................           142,084
     126,620  CHC Helicopter, Class A .......................         2,661,552
      86,280  Exponent * ....................................         1,824,822
     156,230  Marten Transport * ............................         2,819,952
      53,730  Park Electrochemical ..........................         1,480,262
      55,969  TBS International, Class A * ..................           893,825
     631,740  WCA Waste * ...................................         5,723,564
      80,246  YRC Worldwide * ...............................         3,192,988
                                                                   ------------
                                                                     45,995,604
                                                                   ------------
              TECHNOLOGY - 2.57%
      13,640  Computer Services .............................           422,840
     133,410  Imation .......................................         4,924,163
     152,820  Ingram Micro, Class A * .......................         2,998,328
      47,500  Schawk ........................................           856,425
                                                                   ------------
                                                                      9,201,756
                                                                   ------------
              UTILITIES - 2.49%
      60,860  ALLETE ........................................         2,946,233
     158,300  Pike Electric * ...............................         3,224,571
      95,040  Portland General Electric .....................         2,754,259
                                                                   ------------
                                                                      8,925,063
                                                                   ------------
              TOTAL COMMON STOCKS
                 (Cost $308,595,751) ........................       329,596,896
                                                                   ------------

INVESTMENT COMPANIES - 7.43%

   8,641,052  BlackRock Liquidity Funds
                 TempCash Portfolio .........................         8,641,052
  17,917,607  BlackRock Liquidity Funds
                 TempFund Portfolio .........................        17,917,607
                                                                   ------------
              TOTAL INVESTMENT COMPANIES
                 (Cost $26,558,659) .........................        26,558,659
                                                                   ------------
TOTAL INVESTMENTS - 99.57%
   (Cost $335,154,410)** ....................................       356,155,555
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - 0.43% ....................         1,543,438
                                                                   ------------
NET ASSETS - 100.00% ........................................      $357,698,993
                                                                   ============

----------
     *  Non-income producing security.

    ** At April 30, 2007, cost is identical for book and Federal income tax purposes.

        Gross unrealized appreciation .......................    $ 26,851,317
        Gross unrealized depreciation .......................      (5,850,172)
                                                                 ------------
        Net unrealized appreciation .........................    $ 21,001,145
                                                                 ============

   IDS  Income Deposit Security
SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 25

Aston Funds

ABN AMRO REAL ESTATE FUND                                         APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

RETAIL                                               32%
OFFICE PROPERTIES                                    17%
RESIDENTIAL                                          14%
INDUSTRIAL                                           10%
HOTELS                                                5%
DIVERSIFIED                                           8%
FOREIGN COMMON STOCKS                                 4%
STORAGE                                               5%
HEALTHCARE                                            5%

% OF TOTAL NET ASSETS

                                                                       MARKET
SHARES                                                                 VALUE
------                                                             ------------
COMMON STOCKS - 95.46%

              DIVERSIFIED - 8.23%
      32,500  PS Business Parks .............................      $  2,239,250
      63,000  Vornado Realty Trust ..........................         7,473,690
                                                                   ------------
                                                                      9,712,940
                                                                   ------------
              HEALTHCARE - 5.36%
     100,400  Health Care Property Investors ................         3,553,156
      65,750  Ventas ........................................         2,772,020
                                                                   ------------
                                                                      6,325,176
                                                                   ------------
              HOTELS - 4.80%
     130,500  Host Hotels & Resorts .........................         3,346,020
      34,600  Starwood Hotels & Resorts
                 Worldwide ..................................         2,318,892
                                                                   ------------
                                                                      5,664,912
                                                                   ------------
              INDUSTRIAL - 9.82%
      45,685  AMB Property ..................................         2,782,673
     136,100  ProLogis Trust ................................         8,819,280
                                                                   ------------
                                                                     11,601,953
                                                                   ------------
              OFFICE PROPERTIES - 17.06%
      49,200  Boston Properties .............................         5,783,952
      65,800  Brookfield Properties .........................         2,702,406
      58,700  Kilroy Realty .................................         4,457,091
      51,100  SL Green Realty ...............................         7,199,990
                                                                   ------------
                                                                     20,143,439
                                                                   ------------
              RESIDENTIAL - 13.64%
      76,650  Archstone-Smith Trust .........................         3,994,232
      37,724  AvalonBay Communities .........................         4,612,136
      49,800  BRE Properties ................................         2,989,992
      42,900  Equity Residential Properties Trust ...........         1,991,847
      19,600  Essex Property Trust ..........................         2,525,656
                                                                   ------------
                                                                     16,113,863
                                                                   ------------

                                                                       MARKET
SHARES                                                                 VALUE
------                                                             ------------

              RETAIL - 32.12%
      77,800  Developers Diversified Realty .................      $  5,064,780
      50,200  Federal Realty Investment Trust ...............         4,526,534
      61,892  General Growth Properties .....................         3,951,804
     122,000  Kimco Realty ..................................         5,864,540
     117,700  Simon Property Group ..........................        13,568,456
      88,500  Taubman Centers ...............................         4,960,425
                                                                   ------------
                                                                     37,936,539
                                                                   ------------
              STORAGE - 4.43%
      56,100  Public Storage ................................         5,235,252
                                                                   ------------
              TOTAL COMMON STOCKS
                 (Cost $95,305,163) .........................       112,734,074
                                                                   ------------

FOREIGN COMMON STOCKS - 4.25%

              CANADA - 4.25%
      30,800  Boardwalk Real Estate
                 Investment Trust ...........................         1,252,924
      54,800  Calloway Real Estate
                 Investment Trust ...........................         1,357,780
     106,800  H&R Real Estate
                 Investment Trust ...........................         2,411,396
                                                                   ------------
              TOTAL FOREIGN COMMON STOCKS
                 (Cost $4,300,225) ..........................         5,022,100
                                                                   ------------

INVESTMENT COMPANY - 0.42%

     497,189  BlackRock Liquidity Funds
                 TempCash Portfolio .........................           497,189
                                                                   ------------
              TOTAL INVESTMENT COMPANY
                 (Cost $497,190) ............................           497,189
                                                                   ------------
TOTAL INVESTMENTS - 100.13%
   (Cost $100,102,578)* .....................................       118,253,363
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - (0.13)% ..................          (148,955)
                                                                   ------------
NET ASSETS - 100.00% ........................................      $118,104,408
                                                                   ============

----------
* At April 30, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .........................      $ 19,522,295
      Gross unrealized depreciation .........................        (1,371,510)
                                                                   ------------
      Net unrealized appreciation ...........................      $ 18,150,785
                                                                   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 26

Aston Funds

VEREDUS SCITECH FUND                                              APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

TELECOMMUNICATIONS EQUIPMENT                     21%
COMPUTER SOFTWARE                                16%
MEDICAL PRODUCTS AND SUPPLIES                    16%
INFORMATION TECHNOLOGY SERVICES                  14%
SEMI-CONDUCTORS                                  13%
PHARMACEUTICALS                                   7%
OTHER COMMON STOCKS                               6%
BIOTECHNOLOGY                                     4%
HEALTHCARE, LIFE & SCIENCES-TOOLS & SERVICES      2%
CASH AND OTHER NET ASSETS                         1%

% OF TOTAL NET ASSETS

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------
COMMON STOCKS - 99.07%

              BIOTECHNOLOGY - 4.39%
         800  Genentech * ...................................  $         63,992
         900  Gilead Sciences * .............................            73,548
                                                               ----------------
                                                                        137,540
                                                               ----------------
              COMPUTER SOFTWARE - 16.03%
       3,200  Adobe Systems * ...............................           132,992
       2,800  Akamai Technologies * .........................           123,424
       3,200  ANSYS * .......................................           163,840
       6,025  Aspen Technology * ............................            81,819
                                                               ----------------
                                                                        502,075
                                                               ----------------
              COMPUTERS - 1.24%
         300  Apple Computer * ..............................            29,940
         190  Stratasys * ...................................             9,031
                                                               ----------------
                                                                         38,971
                                                               ----------------
              CONSUMER DISCRETIONARY/CONSUMER
              ELECTRONICS - 0.82%
       3,575  Syntax-Brillian * .............................            25,526
                                                               ----------------
              HEALTHCARE SERVICES - 0.97%
       1,325  Omnicell * ....................................            30,396
                                                               ----------------
              HEALTHCARE, LIFE & SCIENCES-TOOLS &
              SERVICES - 2.47%
       1,300  Waters * ......................................            77,259
                                                               ----------------
              INFORMATION TECHNOLOGY-ELECTRONIC
              EQUIPMENT & INSTRUMENTS - 2.02%
       1,800  Amphenol, Class A .............................            63,198
                                                               ----------------
              INFORMATION TECHNOLOGY SERVICES - 13.78%
       1,300  Accenture, Class A ............................            50,830
       1,275  Cogent Communications Group * .................            32,462
         325  Google, Class A * .............................           153,198
       3,050  Perficient * ..................................            64,660
       2,350  RADVision * ...................................            51,958
       1,400  Smart Modular Technologies
                 (WWH) * ....................................            18,620
       1,700  VeriFone Holdings * ...........................            59,993
                                                               ----------------
                                                                        431,721
                                                               ----------------

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------

              INFORMATION TECHNOLOGY, SOFTWARE &
              SERVICES - 0.47%
         800  Switch & Data Facilities * ....................  $         14,664
                                                               ----------------
              MEDICAL PRODUCTS AND SUPPLIES - 15.50%
       1,600  Conceptus * ...................................            33,088
       2,675  Hologic * .....................................           153,946
       2,650  Illumina * ....................................            86,470
       1,025  Intuitive Surgical * ..........................           132,901
       1,975  Inverness Medical Innovations * ...............            79,099
                                                               ----------------
                                                                        485,504
                                                               ----------------
              PHARMACEUTICALS - 6.85%
       1,725  Merck .........................................            88,734
       1,800  Shire, ADR ....................................           125,802
                                                               ----------------
                                                                        214,536
                                                               ----------------
              SEMICONDUCTORS - 13.35%
      20,000  AXT * .........................................            80,200
       1,750  Hittite Microwave * ...........................            79,065
       2,100  MEMC Electronic Materials * ...................           115,248
       2,925  Trident Microsystems * ........................            62,098
      15,750  TriQuint Semiconductor * ......................            81,427
                                                               ----------------
                                                                        418,038
                                                               ----------------
              TELECOMMUNICATIONS EQUIPMENT - 21.18%
       5,075  Arris Group * .................................            75,211
       2,750  C-COR * .......................................            33,880
       3,025  Ciena * .......................................            88,209
       4,400  Cisco Systems * ...............................           117,656
       2,500  Harris ........................................           128,375
       5,300  JDS Uniphase * ................................            87,344
       1,350  NICE Systems, SP ADR * ........................            49,478
       2,500  Polycom * .....................................            83,250
                                                               ----------------
                                                                        663,403
                                                               ----------------
              TOTAL COMMON STOCKS
                 (Cost $2,847,863) ..........................         3,102,831
                                                               ----------------
INVESTMENT COMPANY - 2.18%

      68,317  BlackRock Liquidity Funds
                 TempCash Portfolio .........................            68,317
                                                               ----------------
              TOTAL INVESTMENT COMPANY
                 (Cost $68,317) .............................            68,317
                                                               ----------------
TOTAL INVESTMENTS - 101.25%
   (Cost $2,916,180)** ......................................         3,171,148
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - (1.25)% ..................           (39,115)
                                                               ----------------
NET ASSETS - 100.00% ........................................  $      3,132,033
                                                               ================

----------
     * Non-income producing security.

    ** At April 30, 2007, cost is identical for book and Federal income tax purposes.

       Gross unrealized appreciation ........................  $        322,959
       Gross unrealized depreciation ........................           (67,991)
                                                               ----------------
       Net unrealized appreciation ..........................  $        254,968
                                                               ================

   ADR American Depositary Receipt
SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 27

Aston Funds

MONTAG & CALDWELL BALANCED FUND                                   APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

COMMON STOCKS                              67%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS     20%
CORPORATE NOTES AND BONDS                  11%
CASH AND OTHER NET ASSETS                   2%

% OF TOTAL NET ASSETS

                                                                    MARKET
SHARES                                                               VALUE
------                                                         ----------------

COMMON STOCKS - 66.82%

              BIOTECHNOLOGY - 2.91%
       5,400  Genentech * ...................................  $        431,946
       1,400  Gilead Sciences * .............................           114,408
                                                               ----------------
                                                                        546,354
                                                               ----------------
              CAPITAL GOODS - 3.39%
       4,000  Caterpillar ...................................           290,480
       7,400  Emerson Electric ..............................           347,726
                                                               ----------------
                                                                        638,206
                                                               ----------------
              COMMERCIAL SERVICES - 2.15%
      10,900  Paychex .......................................           404,390
                                                               ----------------
              COMMUNICATIONS - 5.31%
       8,800  Cisco Systems * ...............................           235,312
       1,120  Google, Class A * .............................           527,946
       3,600  McGraw-Hill ...................................           235,908
                                                               ----------------
                                                                        999,166
                                                               ----------------
              CONSUMER STAPLES - 4.52%
       3,750  Colgate-Palmolive .............................           254,025
       9,265  Procter & Gamble ..............................           595,832
                                                               ----------------
                                                                        849,857
                                                               ----------------
              ELECTRICAL - 3.06%
      15,600  General Electric ..............................           575,016
                                                               ----------------
              FINANCE - 3.68%
       8,000  American Express ..............................           485,360
       2,300  Merrill Lynch .................................           207,529
                                                               ----------------
                                                                        692,889
                                                               ----------------
              FOOD AND BEVERAGES - 4.72%
       7,300  Coca-Cola .....................................           380,987
       7,670  PepsiCo .......................................           506,910
                                                               ----------------
                                                                        887,897
                                                               ----------------
              INSURANCE - 1.45%
       3,900  American International Group ..................           272,649
                                                               ----------------

                                                                    MARKET
SHARES                                                               VALUE
------                                                         ----------------

              MEDICAL PRODUCTS AND SUPPLIES - 2.74%
         500  Allergan ......................................  $         60,600
       7,000  Stryker .......................................           454,580
                                                               ----------------
                                                                        515,180
                                                               ----------------
              OIL AND GAS EXTRACTION - 7.09%
       4,200  Baker Hughes ..................................           337,638
       2,800  Devon Energy ..................................           204,036
      10,300  Halliburton ...................................           327,231
       6,300  Schlumberger ..................................           465,129
                                                               ----------------
                                                                      1,334,034
                                                               ----------------
              PHARMACEUTICALS - 3.00%
       7,800  Abbott Laboratories ...........................           441,636
       2,100  Novartis, ADR .................................           121,989
                                                               ----------------
                                                                        563,625
                                                               ----------------
              RESTAURANTS - 1.10%
       4,300  McDonald's ....................................           207,604
                                                               ----------------
              RETAIL - 7.22%
       6,200  Costco Wholesale ..............................           332,134
       1,800  Kohl's * ......................................           133,272
       4,800  NIKE, Class B .................................           258,528
       8,000  Starbucks * ...................................           248,160
       8,800  Walgreen ......................................           386,320
                                                               ----------------
                                                                      1,358,414
                                                               ----------------
              TECHNOLOGY - 10.31%
       3,800  Apple Computer * ..............................           379,240
       7,100  eBay * ........................................           240,974
       6,100  Electronic Arts * .............................           307,501
      10,200  Hewlett-Packard ...............................           429,828
      11,700  Intel .........................................           251,550
       2,500  Research In Motion * ..........................           328,950
                                                               ----------------
                                                                      1,938,043
                                                               ----------------
              TELECOMMUNICATIONS EQUIPMENT - 2.94%
      12,600  QUALCOMM ......................................           551,880
                                                               ----------------
              TRANSPORTATION - 1.23%
       2,200  FedEx .........................................           231,968
                                                               ----------------
              TOTAL COMMON STOCKS
                 (Cost $10,547,884) .........................        12,567,172
                                                               ----------------

PAR VALUE
---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 20.09%

              FEDERAL HOME LOAN MORTGAGE - 3.19%
$    225,000  2.750%, 03/15/08, MTN .........................           220,463
     275,000  5.125%, 10/15/08 ..............................           275,751
     100,000  6.625%, 09/15/09 ..............................           104,034
                                                               ----------------
                                                                        600,248
                                                               ----------------
              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION - 3.48%
     275,000  6.000%, 05/15/11 ..............................           286,924
     375,000  4.375%, 09/15/12 ..............................           367,467
                                                               ----------------
                                                                        654,391
                                                               ----------------
              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION - 0.00%
         155  9.000%, 09/15/08, Pool # 27056 ................               158
                                                               ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 28

Aston Funds

MONTAG & CALDWELL BALANCED FUND                                   APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                                                     MARKET
PAR VALUE                                                            VALUE
---------                                                      ----------------

              U.S. TREASURY BOND - 4.31%
 $   175,000  6.875%, 08/15/25 ..............................  $        216,768
     325,000  6.125%, 08/15/29 ..............................           379,615
     200,000  5.375%, 02/15/31 ..............................           214,281
                                                               ----------------
                                                                        810,664
                                                               ----------------
              U.S. TREASURY NOTE - 9.11%
     350,000  3.250%, 08/15/08 ..............................           343,328
     350,000  3.125%, 04/15/09 ..............................           340,430
     375,000  4.250%, 08/15/13 ..............................           369,610
     350,000  4.000%, 02/15/15 ..............................           336,547
     325,000  4.500%, 02/15/16 ..............................           322,550
                                                               ----------------
                                                                      1,712,465
                                                               ----------------
              TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS
                 (Cost $3,768,769) ..........................         3,777,926
                                                               ----------------
CORPORATE NOTES AND BONDS - 10.61%

              COMMUNICATIONS - 1.56%
     275,000  BellSouth Capital Funding
                 7.750%, 02/15/10 ...........................           293,590
                                                               ----------------
              FINANCE - 5.97%
     250,000  Citigroup
                 5.125%, 05/05/14 ...........................           248,406
     275,000  General Electric Capital, MTN,
                 Series A
                 5.875%, 02/15/12 ...........................           283,966
     300,000  Goldman Sachs Group
                 5.150%, 01/15/14 ...........................           296,268
     300,000  Wells Fargo
                 4.200%, 01/15/10 ...........................           294,557
                                                               ----------------
                                                                      1,123,197
                                                               ----------------
              PHARMACEUTICALS - 1.52%
     300,000  Abbott Laboratories
                 4.350%, 03/15/14 ...........................           285,603
                                                               ----------------
              RETAIL - 1.56%
     300,000  Wal-Mart Stores
                 4.125%, 07/01/10 ...........................           292,803
                                                               ----------------
              TOTAL CORPORATE NOTES AND BONDS
                 (Cost $2,023,996) ..........................         1,995,193
                                                               ----------------

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------
INVESTMENT COMPANY - 2.37%

     446,411  BlackRock Liquidity Funds
                 TempCash Portfolio .........................  $        446,411
                                                               ----------------
              TOTAL INVESTMENT COMPANY
                 (Cost $446,411) ............................           446,411
                                                               ----------------
TOTAL INVESTMENTS - 99.89%
   (Cost $16,787,060)** .....................................        18,786,702
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - 0.11% ....................            20,083
                                                               ----------------
NET ASSETS - 100.00%. .......................................  $     18,806,785
                                                               ================

----------
 *    Non-income producing security.

** At April 30, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .........................  $      2,150,914
      Gross unrealized depreciation .........................          (151,272)
                                                               ----------------
      Net unrealized appreciation ...........................  $      1,999,642
                                                               ================

ADR American Depositary Receipt
MTN Medium Term Note

PORTFOLIO COMPOSITION
Common Stocks ........................................................       67%
Investment Company ...................................................        2%
U.S. Government Obligations ..........................................       13%
U.S. Government Agency Obligations ...................................        7%
Corporate Notes and Bonds (Moody's Ratings)
  Aaa ................................................................        2%
  Aa .................................................................        6%
  A ..................................................................        3%
                                                                            ---
                                                                            100%
                                                                            ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 29

Aston Funds

BALANCED FUND                                                     APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

COMMON STOCKS                                            63%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS                   14%
CORPORATE NOTES AND BONDS                                15%
CASH AND OTHER NET ASSETS                                 6%
FOREIGN GOVERNMENT BOND & ASSET-BACKED SECURITIES         2%

% OF TOTAL NET ASSETS

                                                                    MARKET
SHARES                                                               VALUE
------                                                         ----------------
COMMON STOCKS - 63.24%

              ADVERTISING - 1.36%
      5,380   Omnicom Group ................................   $        563,340
                                                               ----------------
              AEROSPACE/DEFENSE - 2.17%
      9,710   Boeing .......................................            903,030
                                                               ----------------
              BIOTECHNOLOGY - 3.11%
      5,870   Amgen * ......................................            376,502
     11,180   Gilead Sciences * ............................            913,629
                                                               ----------------
                                                                      1,290,131
                                                               ----------------
              CAPITAL GOODS - 3.41%
     17,420   Illinois Tool Works ..........................            893,820
      8,760   Rockwell Automation ..........................            521,570
                                                               ----------------
                                                                      1,415,390
                                                               ----------------
              CHEMICALS - 1.62%
     10,400   Praxair ......................................            671,320
                                                               ----------------
              COMMERCIAL SERVICES - 1.28%
      6,010   Cintas .......................................            225,195
      7,150   Ecolab .......................................            307,378
                                                               ----------------
                                                                        532,573
                                                               ----------------
              CONSUMER CYCLICALS - 3.63%
     13,640   Carnival .....................................            666,859
      8,220   Johnson Controls .............................            841,153
                                                               ----------------
                                                                      1,508,012
                                                               ----------------
              CONSUMER STAPLES - 1.87%
     12,060   Procter & Gamble .............................            775,579
                                                               ----------------
              ELECTRICAL - 2.53%
     28,450   General Electric .............................          1,048,667
                                                               ----------------
              FINANCE - 8.08%
      9,130   CIT Group ....................................            544,605
      8,210   Merrill Lynch ................................            740,788
      9,470   SLM ..........................................            509,770
      9,490   State Street .................................            653,576
      8,580   T. Rowe Price Group ..........................            426,255

                                                                    MARKET
SHARES                                                               VALUE
------                                                         ----------------

              FINANCE (CONTINUED)
      8,650   Wachovia .....................................   $        480,421
                                                               ----------------
                                                                      3,355,415
                                                               ----------------
              FOOD AND BEVERAGES - 1.56%
     19,730   Sysco ........................................            645,960
                                                               ----------------
              HEALTHCARE SERVICES - 2.46%
     10,695   Express Scripts * ............................          1,021,907
                                                               ----------------
              INSURANCE - 1.46%
     11,800   AFLAC ........................................            605,812
                                                               ----------------
              MEDICAL PRODUCTS AND SUPPLIES - 3.72%
      4,970   Alcon ........................................            670,602
      9,820   Medtronic ....................................            519,773
      8,400   ResMed * .....................................            354,984
                                                               ----------------
                                                                      1,545,359
                                                               ----------------
              OIL AND GAS EXTRACTION - 1.31%
      6,840   Exxon Mobil ..................................            542,959
                                                               ----------------
              PHARMACEUTICALS - 0.87%
     13,610   Pfizer .......................................            360,121
                                                               ----------------
              RETAIL - 7.31%
     10,605   Kohl's * .....................................            785,194
     22,430   Starbucks * ..................................            695,779
     23,190   TJX ..........................................            646,769
     20,680   Walgreen .....................................            907,852
                                                               ----------------
                                                                      3,035,594
                                                               ----------------
              TECHNOLOGY - 13.28%
     22,097   Dell * .......................................            557,065
     18,255   Electronic Arts * ............................            920,235
     28,810   EMC * ........................................            437,336
     46,830   Intel ........................................          1,006,845
     15,620   Linear Technology ............................            584,500
     30,220   Microsoft ....................................            904,787
     32,090   Texas Instruments ............................          1,102,933
                                                               ----------------
                                                                      5,513,701
                                                               ----------------
              TELECOMMUNICATIONS EQUIPMENT - 1.20%
     11,340   QUALCOMM .....................................            496,692
                                                               ----------------
              TRANSPORTATION - 1.01%
     29,200   Southwest Airlines ...........................            419,020
                                                               ----------------
              TOTAL COMMON STOCKS
                 (Cost $22,093,202) ........................         26,250,582
                                                               ----------------

PAR VALUE
---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.18%

              FEDERAL HOME LOAN MORTGAGE - 10.94%
$   448,622   5.500%, 11/01/20,
                 Gold Pool # G18083 ........................            449,613
     71,257   5.500%, 12/01/20,
                 Gold Pool # G11820 ........................             71,414
    748,769   5.500%, 11/15/24,
                 Series 3098, Class KB, CMO ................            751,693
    260,754   5.500%, 08/15/25,
                 Series 3106, Class PA, CMO ................            261,967
    765,618   5.500%, 09/15/25,
                 Series 3099, Class PA, CMO ................            769,414
    420,000   5.500%, 07/15/34,
                 Series 3130, Class QD, CMO ................            416,965

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 30

Aston Funds

BALANCED FUND                                                     APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
PAR VALUE                                                            VALUE
---------                                                      ----------------

              FEDERAL HOME LOAN MORTGAGE (CONTINUED)
$   346,000   5.500%, 09/15/34,
                 Series 3098, Class KE, CMO ................   $        343,843
    493,239   5.500%, 01/01/37,
                 Gold Pool # G02629 ........................            488,068
  1,000,000   5.500%, 05/01/37,
                 Pool # A60048 .............................            989,199
                                                               ----------------
                                                                      4,542,176
                                                               ----------------
              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION - 1.97%
    250,000   5.500%, 12/29/08 .............................            250,048
    250,000   6.250%, 03/29/22 .............................            249,643
     48,240   7.500%, 02/01/35, Pool # 787557 ..............             50,045
     42,629   7.500%, 04/01/35, Pool # 819231 ..............             44,225
    220,504   6.000%, 11/01/35, Pool # 844078 ..............            222,433
                                                               ----------------
                                                                        816,394
                                                               ----------------
              U.S. TREASURY BOND - 0.68%
    250,000   6.000%, 02/15/26 .............................            283,926
                                                               ----------------
              U.S. TREASURY NOTE - 0.59%
    250,000   4.250%, 11/15/14 .............................            244,766
                                                               ----------------
              TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS
                 (Cost $5,893,867) .........................          5,887,262
                                                               ----------------
CORPORATE NOTES AND BONDS - 14.33%
              COMMUNICATIONS - 1.79%
    200,000   AT&T
                 6.000%, 03/15/09 (a) ......................            202,853
    200,000   British Sky Broadcasting
                 6.875%, 02/23/09 ..........................            205,564
    100,000   Embarq
                 6.738%, 06/01/13 ..........................            104,062
    175,000   Nextel Communications,
                 Senior Notes, Series E
                 6.875%, 10/31/13 ..........................            180,016
     50,000   PanAmSat
                 Senior Secured Notes
                 6.375%, 01/15/08 ..........................             50,250
                                                               ----------------
                                                                        742,745
                                                               ----------------
              CONSUMER CYCLICALS - 1.31%
     50,000   D.R. Horton
                 Senior Notes
                 6.875%, 05/01/13 ..........................             51,179
    250,000   Federated Retail Holding
                 6.375%, 03/15/37 ..........................            247,665
    250,000   Home Depot
                 Senior Unsecured Notes
                 5.875%, 12/16/36 ..........................            243,149
                                                               ----------------
                                                                        541,993
                                                               ----------------
              ELECTRONICS - 0.12%
     50,000   L-3 Communications,
                 Senior Subordinated Notes
                 7.625%, 06/15/12 ..........................             52,062
                                                               ----------------
              ENTERTAINMENT AND LEISURE - 0.12%
     50,000   MGM MIRAGE
                 Senior Subordinated Notes
                 9.750%, 06/01/07 ..........................             50,188
                                                               ----------------

                                                                    MARKET
PAR VALUE                                                            VALUE
---------                                                      ----------------

              FINANCE - 5.72%
$   250,000   Bear Stearns, MTN
                 5.750%, 11/21/16 (b) ......................   $        249,859
    500,000   Citigroup, Subordinated Notes
                 5.910%, 08/25/36 (b) ......................            507,368
    300,000   Goldman Sachs Capital I
                 6.345%, 02/15/34 ..........................            304,235
    250,000   International Lease Finance
                 5.625%, 06/01/07 ..........................            250,047
    315,000   NB Capital Trust II
                 7.830%, 12/15/26 ..........................            327,868
    280,000   Residential Capital
                 6.000%, 02/22/11 ..........................            277,037
    250,000   SLM, MTN
                 5.625%, 08/01/33 ..........................            208,345
    250,000   Washington Mutual Bank,
                 Subordinated Notes
                 5.780%, 05/20/13 (b) ......................            250,285
                                                               ----------------
                                                                      2,375,044
                                                               ----------------
              FOOD AND BEVERAGES - 0.79%
     50,000   Constellation Brands, Series B
                 8.000%, 02/15/08 ..........................             50,875
     50,000   Delhaize America
                 8.125%, 04/15/11 ..........................             55,563
    215,000   Kroger
                 6.200%, 06/15/12 ..........................            221,183
                                                               ----------------
                                                                        327,621
                                                               ----------------
              HEALTHCARE SERVICES - 0.12%
     50,000   Omnicare,
                 Senior Subordinated Notes
                 6.125%, 06/01/13 ..........................             48,375
                                                               ----------------
              OIL AND GAS EXTRACTION - 1.57%
     50,000   Chesapeake Energy
                 6.500%, 08/15/17 ..........................             50,000
    150,000   Hess
                 7.875%, 10/01/29 ..........................            176,633
     50,000   Premcor Refining Group
                 6.750%, 02/01/11 ..........................             52,529
     50,000   Pride International,
                 Senior Unsecured Notes
                 7.375%, 07/15/14 ..........................             51,562
     50,000   Western Oil Sands, Secured
                 8.375%, 05/01/12 ..........................             56,000
    250,000   Williams Partners
                 7.250%, 02/01/17 (c) ......................            265,625
                                                               ----------------
                                                                        652,349
                                                               ----------------
              PHARMACEUTICALS - 0.73%
    250,000   Hospira, Senior Notes
                 6.050%, 03/30/17 ..........................            253,041
     50,000   Mylan Laboratories
                 6.375%, 08/15/15 ..........................             49,625
                                                               ----------------
                                                                        302,666
                                                               ----------------
              RESTAURANTS - 0.47%
    190,000   Yum! Brands, Senior Notes
                 7.650%, 05/15/08 ..........................            193,987
                                                               ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 31

Aston Funds

BALANCED FUND                                                     APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
PAR VALUE                                                            VALUE
---------                                                      ----------------

              UTILITIES - 1.59%
$   200,000   CenterPoint Energy,
                 Senior Notes, Series B
                 7.250%, 09/01/10 ..........................   $        211,679
    175,000   CILCORP,
                 Senior Unsecured Notes
                 8.700%, 10/15/09 ..........................            181,254
    215,000   NiSource Finance, Senior Notes
                 6.150%, 03/01/13 ..........................            221,127
     50,000   TXU,
                 Senior Unsecured Notes, Series P
                 5.550%, 11/15/14 ..........................             45,112
                                                               ----------------
                                                                        659,172
                                                               ----------------
              TOTAL CORPORATE NOTES AND BONDS
                 (Cost $5,940,682) .........................          5,946,202
                                                               ----------------
ASSET-BACKED SECURITIES - 1.75%
    109,026   Capital Auto Receivables Asset Trust
                 Series 2006-2, Class A1
                 5.340%, 12/15/07 ..........................            109,097
    261,330   GE Equipment Midticket LLC
                 Series 2006-1, Class A1
                 5.301%, 12/15/07 ..........................            261,491
    165,956   Harley-Davidson Motorcycle Trust
                 Series 2007-1, Class A1
                 5.300%, 02/15/08 ..........................            166,064
    190,566   Honda Auto Receivables Owner Trust
                 Series 2007-1, Class A1
                 5.322%, 03/18/08 ..........................            190,676
                                                               ----------------
              TOTAL ASSET-BACKED SECURITIES
                 (Cost $726,878) ...........................            727,328
                                                               ----------------
FOREIGN GOVERNMENT BOND - 0.29%
    109,000   Republic of Philippines
                 7.500%, 09/25/24 ..........................            120,990
                                                               ----------------
              TOTAL FOREIGN GOVERNMENT BOND
                 (Cost $110,239) ...........................            120,990
                                                               ----------------

                                                                    MARKET
SHARES                                                               VALUE
------                                                         ----------------

INVESTMENT COMPANIES - 5.35%
  1,494,626   BlackRock Liquidity Funds
                 TempCash Portfolio ........................   $      1,494,626
    725,932   BlackRock Liquidity Funds
                 TempFund Portfolio ........................            725,932
                                                               ----------------
              TOTAL INVESTMENT COMPANIES
                 (Cost $2,220,558) .........................          2,220,558
                                                               ----------------
TOTAL INVESTMENTS - 99.14%
   (Cost $36,985,426)** ....................................         41,152,922
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - 0.86% ...................            356,950
                                                               ----------------
NET ASSETS - 100.00% .......................................   $     41,509,872
                                                               ================

----------
  *   Non-income producing security.

 ** At April 30, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation ........................   $      4,538,339
      Gross unrealized depreciation ........................           (370,843)
                                                               ----------------
      Net unrealized appreciation ..........................   $      4,167,496
                                                               ================

(a) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

(b) Floating rate note. The interest rate shown reflects the rate in effect at April 30, 2007.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2007, this security amounted to $265,625 or 0.64% of net assets. This security has been determined by the Sub-Adviser to be a liquid security.

CMO Collateralized Mortgage Obligation
MTN Medium Term Note

PORTFOLIO COMPOSITION
Common Stocks ........................................................       64%
Investment Companies .................................................        5%
U.S. Government Obligations ..........................................        1%
U.S. Government Agency Obligations ...................................       13%
Corporate Notes and Bonds (Moody's Ratings)
   Aa ................................................................        3%
   A .................................................................        5%
   Baa ...............................................................        5%
   Ba ................................................................        3%
   B .................................................................        1%
                                                                           ----
                                                                            100%
                                                                           ====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 32

Aston Funds

ABN AMRO HIGH YIELD BOND FUND                                     APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

SERVICES CYCLICALS                                   15%
ENERGY                                               16%
MEDIA                                                13%
BASIC INDUSTRIES                                     11%
CAPITAL GOODS                                        11%
TELECOMMUNICATIONS                                    9%
CONSUMER CYCLICALS                                    8%
OTHER CORPORATE NOTES AND BONDS                       8%
CASH AND OTHER NET ASSETS                             6%
SERVICES NON-CYCLICALS                                3%

% OF TOTAL NET ASSETS

                                                                   MARKET
PAR VALUE                                                          VALUE
---------                                                    ------------------
CORPORATE NOTES AND BONDS - 93.75%

                  BASIC INDUSTRIES - 10.94%
$       200,000   Basell AF SCA, Senior Notes
                     8.375%, 08/15/15 (a) .................  $          209,000
        150,000   Cascades, Senior Notes
                     7.250%, 02/15/13 .....................             153,000
        125,000   Century Aluminum
                     7.500%, 08/15/14 .....................             129,844
        100,000   Domtar
                     7.875%, 10/15/11 .....................             106,375
        375,000   Equistar Chemical Funding
                     10.125%, 09/01/08 ....................             397,500
         75,000   FMG Finance Pty, Secured
                     10.625%, 09/01/16 (a) ................              88,125
        100,000   Ineos Group Holdings
                     8.500%, 02/15/16 (a) .................              97,250
        150,000   KI Holdings, Senior Discount Notes
                     9.601%, 11/15/14 (b) .................             128,250
        188,000   Koppers
                     9.875%, 10/15/13 .....................             204,920
        150,000   Lyondell Chemical
                     8.250%, 09/15/16 .....................             161,250
        125,000   Methanex, Senior Notes
                     8.750%, 08/15/12 .....................             138,750
        275,000   Neenah Paper, Senior Notes
                     7.375%, 11/15/14 .....................             268,125
        125,000   NewMarket, Senior Notes
                     7.125%, 12/15/16 (a) .................             125,625
        150,000   P.H. Glatfelter
                     7.125%, 05/01/16 .....................             151,687
         50,000   Tembec Industries
                     8.500%, 02/01/11 .....................              28,563
                                                             ------------------
                                                                      2,388,264
                                                             ------------------
                  CAPITAL GOODS - 11.17%
         75,000   Aleris International,
                     Senior Subordinated Notes
                     10.000%, 12/15/16 (a) ................              78,656

                                                                   MARKET
PAR VALUE                                                          VALUE
---------                                                    -------------------
                  CAPITAL GOODS (CONTINUED)
$       175,000   American Railcar Industries,
                     Senior Unsecured Notes
                     7.500%, 03/01/14 .....................  $          182,219
        100,000   Armor Holdings
                     8.250%, 08/15/13 .....................             105,500
        225,000   Baldor Electric
                     8.625%, 02/15/17 .....................             241,312
        125,000   Belden CDT, Senior
                     Subordinated Notes
                     7.000%, 03/15/17 (a) .................             128,468
        175,000   Bombardier, Senior Unsecured Notes
                     8.000%, 11/15/14 (a) .................             184,625
        150,000   Builders Firstsource
                     9.610%, 02/15/12 (c) .................             153,187
                  Case New Holland
        175,000      9.250%, 08/01/11 .....................             184,844
         50,000      7.125%, 03/01/14 .....................              52,750
         50,000   Greif, Senior Notes
                     6.750%, 02/01/17 (a) .................              51,125
        200,000   L-3 Communications,
                     Senior Subordinated Notes
                     7.625%, 06/15/12 .....................             208,250
        250,000   Owens-Brockway Glass Container,
                     Secured
                     8.750%, 11/15/12 .....................             264,687
                  Smurfit-Stone Container,
                     Senior Notes
         50,000      8.375%, 07/01/12 .....................              51,063
         75,000      8.000%, 03/15/17 (a) .................              75,000
        175,000   Trinity Industries, Senior Notes
                     6.500%, 03/15/14 .....................             175,000
        300,000   Westinghouse Air Brake,
                     Senior Notes
                     6.875%, 07/31/13 .....................             303,000
                                                             ------------------
                                                                      2,439,686
                                                             ------------------
                  CONSUMER CYCLICALS - 7.98%
        125,000   ArvinMeritor
                     8.750%, 03/01/12 .....................             130,000
         75,000   ArvinMeritor, Senior Unsecured
                     Notes
                     8.125%, 09/15/15 .....................              75,000
        175,000   Church & Dwight,
                     Senior Subordinated Notes
                     6.000%, 12/15/12 .....................             173,250
        125,000   Couche-Tard US Finance,
                     Senior Subordinated Notes
                     7.500%, 12/15/13 .....................             129,688
                  Ford Motor Credit
        100,000      6.625%, 06/16/08 .....................              99,969
        200,000      9.806%, 04/15/12 (c) .................             213,969
        100,000   Gamestop
                     8.000%, 10/01/12 .....................             107,125
        300,000   General Motors
                     7.200%, 01/15/11 .....................             287,250
                  General Motors Acceptance
        325,000      6.750%, 12/01/14 .....................             320,968
         75,000      8.000%, 11/01/31 .....................              80,724
        125,000   TRW Automotive
                     7.000%, 03/15/14 (a) .................             124,375
                                                             ------------------
                                                                      1,742,318
                                                             ------------------
                  CONSUMER NON-CYCLICALS - 2.24%
                  Constellation Brands
        225,000      7.250%, 09/01/16 .....................             230,063

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 33

Aston Funds

ABN AMRO HIGH YIELD BOND FUND                                     APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                   MARKET
PAR VALUE                                                          VALUE
---------                                                    ------------------
                  CONSUMER NON-CYCLICALS (CONTINUED)
                  Constellation Brands (continued)
$       150,000      Series B
                     8.125%, 01/15/12 .....................  $          156,375
        100,000   Dean Foods
                     7.000%, 06/01/16 .....................             101,750
                                                             ------------------
                                                                        488,188
                                                             ------------------
                  ENERGY - 15.76%
        125,000   Basic Energy Services
                     7.125%, 04/15/16 .....................             124,688
        175,000   Bluewater Finance
                     10.250%, 02/15/12 ....................             183,313
        250,000   Chesapeake Energy
                     6.250%, 01/15/18 .....................             249,375
                  Compagnie Generale de
                     Geophysique-Veritas
         50,000      7.500%, 05/15/15 .....................              52,750
        200,000      7.750%, 05/15/17 .....................             212,500
        200,000   Corral Finans AB
                     6.855%, 04/15/10 (a) (c) .............             203,750
        125,000   El Paso Performance-Linked Trust
                     7.750%, 07/15/11 (a) .................             133,750
                  Massey Energy
        100,000      6.875%, 12/15/13 .....................              97,000
        125,000      Senior Notes
                     6.625%, 11/15/10 .....................             127,031
        150,000   Ocean Rig Norway, Senior Notes
                     8.375%, 07/01/13 (a) .................             159,750
        225,000   Opti Canada
                     8.250%, 12/15/14 (a) .................             239,062
        200,000   Petroplus Finance
                     6.750%, 05/01/14 (a) .................             202,000
        250,000   Sabine Pass, Secured Notes
                     7.500%, 11/30/16 (a) .................             256,875
        100,000   SESI
                     6.875%, 06/01/14 .....................             102,000
        125,000   Southern Star Central
                     6.750%, 03/01/16 .....................             126,250
        200,000   Stallion Oilfield Services,
                     Senior Unsecured Notes
                     9.750%, 02/01/15 (a) .................             211,000
        250,000   Stone Energy, Senior Notes
                     8.106%, 07/15/10 (a) (c) .............             251,250
        200,000   Western Oil Sands, Secured
                     8.375%, 05/01/12 .....................             224,000
        100,000   Whiting Petroleum
                     7.000%, 02/01/14 .....................              97,750
         75,000   Williams Companies, Debentures,
                     Series A
                     7.500%, 01/15/31 .....................              79,875
        100,000   Williams Partners
                     7.250%, 02/01/17 (a)(d) ..............             106,250
                                                             ------------------
                                                                      3,440,219
                                                             ------------------
                  MEDIA - 12.51%
         50,000   Cablevision Systems, Senior Notes,
                     Series B
                     9.820%, 04/01/09 (c) .................              53,250
        175,000   CCH I, Secured
                     11.000%, 10/01/15 ....................             186,812
         25,000   Charter Communications Holdings II
                     Senior Notes, Series B
                     10.250%, 09/15/10 ....................              26,688

                                                                   MARKET
PAR VALUE                                                          VALUE
---------                                                    ------------------
                  MEDIA (CONTINUED)
$       200,000   Charter Communications Holdings II
                     Senior Unsecured Notes
                     10.250%, 09/15/10 ....................  $          214,000
                  Clarke American, Senior Notes
         75,000      11.750%, 12/15/13 ....................              90,983
         25,000      9.500%, 05/15/15 (a) .................              25,281
        125,000      10.105%, 05/15/15 (a) (c) ............             125,312
                  CSC Holdings, Senior Notes
        125,000      7.250%, 07/15/08 .....................             128,125
        150,000      Series B
                     8.125%, 07/15/09 .....................             156,750
        205,000   Dex Media East/Dex Media East Finance
                     12.125%, 11/15/12 ....................             223,962
         40,000   EchoStar DBS
                     5.750%, 10/01/08 .....................              40,150
         75,000   Idearc, Senior Notes
                     8.000%, 11/15/16 (a) .................              78,563
        125,000   Lamar Media
                     6.625%, 08/15/15 .....................             124,687
        175,000   LIN Television, Senior
                     Subordinated Notes
                     6.500%, 05/15/13 .....................             173,250
                  NTL Cable, Senior Notes
        200,000      8.750%, 04/15/14 .....................             211,000
         75,000      9.125%, 08/15/16 .....................              80,438
        125,000   Radio One, Series B
                     8.875%, 07/01/11 .....................             129,687
         25,000   RH Donnelley
                     10.875%, 12/15/12 ....................              27,188
        100,000   RH Donnelley Finance
                     10.875%, 12/15/12 (a) ................             108,750
                  Shaw Communications
                     Senior Notes
         75,000      8.250%, 04/11/10 .....................              80,344
        175,000      7.200%, 12/15/11 .....................             185,281
        250,000   Sinclair Broadcast Group,
                     Senior Subordinated Notes
                     8.000%, 03/15/12 .....................             260,625
                                                             ------------------
                                                                      2,731,126
                                                             ------------------
                  REAL ESTATE - 1.84%
                  American Real Estate Partners
        150,000      Senior Notes
                     8.125%, 06/01/12 (d) .................             153,750
         75,000      Senior Unsecured Notes
                     7.125%, 02/15/13 (d) .................              74,250
        175,000   American Real Estate,
                     Senior Notes
                     7.125%, 02/15/13 (a) .................             173,250
                                                             ------------------
                                                                        401,250
                                                             ------------------
                  SERVICES CYCLICALS - 14.86%
                  Aramark
                     Senior Notes
        150,000      8.500%, 02/01/15 (a) .................             157,687
         75,000      8.860%, 02/01/15 (a) (c) .............              77,438
         50,000   Caesars Entertainment
                     Senior Subordinated Notes
                     8.875%, 09/15/08 .....................              52,063
        300,000   CHC Helicopter, Senior
                     Subordinated Notes
                     7.375%, 05/01/14 .....................             294,750

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 34

Aston Funds

ABN AMRO HIGH YIELD BOND FUND                                     APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                   MARKET
PAR VALUE                                                          VALUE
---------                                                    ------------------
                  SERVICES CYCLICALS (CONTINUED)
$       150,000   Chukchansi Economic
                     Development Authority,
                     Senior Notes
                     8.000%, 11/15/13 (a) .................  $          156,187
         75,000   D.R. Horton
                     Senior Subordinated Notes
                     9.750%, 09/15/10 .....................              83,366
        150,000   FTI Consulting
                     7.625%, 06/15/13 .....................             155,625
        100,000   Hawker Beechcraft Acqusition,
                     Senior Subordinated Notes
                     9.750%, 04/01/17 (a) .................             107,500
                  KB HOME
         75,000      6.250%, 06/15/15 .....................              70,125
        200,000      Senior Notes
                     6.375%, 08/15/11 .....................             197,500
                  Mandalay Resort Group
        150,000      Senior Subordinated Debentures
                     7.625%, 07/15/13 .....................             150,750
        125,000      Senior Subordinated Notes
                     9.375%, 02/15/10 .....................             135,469
                  MGM MIRAGE
         25,000      8.375%, 02/01/11 .....................              26,656
         50,000      Debentures
                     7.250%, 08/01/17 .....................              50,063
         50,000   Mirage Resorts
                     6.875%, 04/01/16 .....................              49,375
        250,000   Phi, Senior Notes
                     7.125%, 04/15/13 .....................             245,625
        125,000   Pinnacle Entertainment,
                     Senior Subcustodian Notes
                     8.250%, 03/15/12 .....................             129,062
        125,000   Pokagon Gaming Authority,
                     Senior Notes
                     10.375%, 06/15/14 (a) ................             140,625
        100,000   SAC Holdings, Senior Notes
                     8.500%, 03/15/14 .....................             100,750
         75,000   Six Flags, Senior Notes
                     8.875%, 02/01/10 .....................              76,594
        175,000   Speedway Motorsports
                     Senior Subordinated Notes
                     6.750%, 06/01/13 .....................             175,437
                  Station Casinos
        100,000      Senior Notes
                     6.000%, 04/01/12 .....................              98,500
        150,000      Senior Subordinated Notes
                     6.500%, 02/01/14 .....................             141,937
         75,000    Senior Unsecured Notes
                     7.750%, 08/15/16 .....................              78,375
        125,000   Turning Stone Casino Resort
                     Enterprise, Senior Notes
                     9.125%, 09/15/14 (a) .................             128,125
        150,000   West Corp.
                     Senior Subordinated Notes
                     11.000%, 10/15/16 (a) ................             163,875
                                                             ------------------
                                                                      3,243,459
                                                             ------------------
                  SERVICES NON-CYCLICALS - 3.54%
        150,000   Bio-Rad Laboratories
                     Senior Subordinated Notes
                     7.500%, 08/15/13 .....................             156,188
        300,000   Fresenius Medical Capital Trust II
                     7.875%, 02/01/08 .....................             304,875

                                                                   MARKET
PAR VALUE                                                          VALUE
---------                                                    ------------------

                  SERVICES NON-CYCLICALS (CONTINUED)
$       175,000   HCA, Senior Unsecured Notes
                     8.750%, 09/01/10 .....................  $          185,719
        125,000   Omnicare. Senior Subordinated Notes
                     6.875%, 12/15/15 .....................             125,156
                                                             ------------------
                                                                        771,938
                                                             ------------------
                  TECHNOLOGY AND ELECTRONICS - 1.51%
        200,000   Amkor Technologies, Senior Notes
                     7.125%, 03/15/11 .....................             199,250
        125,000   NXP BV/NXP Funding, Secured
                     7.875%, 10/15/14 (a) .................             130,625
                                                             ------------------
                                                                        329,875
                                                             ------------------
                  TELECOMMUNICATIONS - 8.50%
         75,000   Citizens Communications,
                     Senior Notes
                     9.000%, 08/15/31 .....................              82,687
                  INTELSAT
        125,000      6.500%, 11/01/13 .....................             108,125
         50,000      Senior Unsecured Notes
                     6.375%, 01/15/08 .....................              50,250
        200,000   INTELSAT Bermuda Ltd,
                     Senior Notes
                     8.250%, 01/15/13 .....................             209,000
        125,000   Nextel Communications,
                     Senior Notes, Series E
                     6.875%, 10/31/13 .....................             128,583
        150,000   Nordic Telecommunications Co.
                     Holdings, Senior Notes
                     8.875%, 05/01/16 (a) .................             162,000
                  Qwest, Senior Notes
        100,000      7.875%, 09/01/11 .....................             107,000
        375,000      8.605%, 06/15/13 (c) .................             412,031
         75,000   Qwest Communications, Series B
                     7.500%, 02/15/14 .....................              77,813
        275,000   Rogers Wireless, Senior Notes
                     9.625%, 05/01/11 .....................             316,250
        175,000   Wind Acquisition Finance SA
                     10.750%, 12/01/15 (a) ................             203,000
                                                             ------------------
                                                                      1,856,739
                                                             ------------------
                  UTILITIES - 2.90%
        284,375   Homer City Funding, SLOB
                     8.137%, 10/01/19 .....................             314,234
        150,000   NSG Holdings
                     7.750%, 12/15/25 (a) .................             158,625
        100,000   Reliant Energy
                     9.250%, 07/15/10 .....................             105,375
         50,000   Sierra Pacific Resources,
                     Senior Notes
                     8.625%, 03/15/14 .....................              54,079
                                                             ------------------
                                                                        632,313
                                                             ------------------
                  TOTAL CORPORATE NOTES AND BONDS
                     (Cost $20,014,079) ...................          20,465,375
                                                             ------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 35

Aston Funds

ABN AMRO HIGH YIELD BOND FUND                                     APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                   MARKET
SHARES                                                             VALUE
------                                                       ------------------

INVESTMENT COMPANIES - 7.30%
      1,130,253   BlackRock Liquidity Funds
                     TempCash Portfolio ...................  $        1,130,253
        463,934   BlackRock Liquidity Funds
                     TempFund Portfolio ...................             463,934
                                                             ------------------
                  TOTAL INVESTMENT COMPANIES
                     (Cost $1,594,187) ....................           1,594,187
                                                             ------------------
TOTAL INVESTMENTS - 101.05%
   (Cost $21,608,266)* ....................................          22,059,562
                                                             ------------------
NET OTHER ASSETS AND LIABILITIES - (1.05)% ................            (228,996)
                                                             ------------------
NET ASSETS - 100.00% ......................................  $       21,830,566
                                                             ==================

----------
      * At April 30, 2007, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation .................  $          493,693
            Gross unrealized depreciation .................             (42,397)
                                                             ------------------
            Net unrealized appreciation ...................  $          451,296
                                                             ==================

    (a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2007, these securities amounted to $5,022,779 or 23.01% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

    (b) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. Interest rate presented represents annualized yield at time of purchase. The coupon rate will be 0.000% until 11/15/14 and will be 9.875% thereafter.

    (c) Variable rate bonds. The interest rates shown reflect the rates in effect at April 30, 2007.

    (d)     Limited Partnership

   SLOB     Secured Lease Obligation Bond

PORTFOLIO COMPOSITION

Investment Companies .................................................       7%
Corporate Notes and Bonds: (Moody's Ratings)
   Baa ...............................................................       2%
   Ba ................................................................      38%
   B .................................................................      43%
   Caa ...............................................................       8%
   NR ................................................................       2%
                                                                           ---
                                                                           100%
                                                                           ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 36

Aston Funds

TCH FIXED INCOME FUND                                             APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S GOVERNMENT AND AGENCY OBLIGATIONS                               50%
CORPORATE NOTES AND BONDS                                           36%
COMMERCIAL MORTGAGE- BACKED SECURITIES & ASSET BACKED SECURITIES     8%
CASH AND OTHER NET ASSETS                                            5%
FOREIGN GOVERNMENT BOND                                              1%

% OF TOTAL NET ASSETS

                                                                    MARKET
PAR VALUE                                                           VALUE
---------                                                      ----------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 49.57%

              FEDERAL HOME LOAN BANK - 4.35%
$  2,050,000  4.370%, 05/04/07 (a) ..........................  $      2,049,992
   1,250,000  4.430%, 04/07/08 ..............................         1,242,821
   1,000,000  5.500%, 09/04/09 ..............................         1,000,173
                                                               ----------------
                                                                      4,292,986
                                                               ----------------
              FEDERAL HOME LOAN MORTGAGE - 19.91%
   2,521,837  5.500%, 11/01/20,
                 Gold Pool # G18083 .........................         2,527,410
     400,684  5.500%, 12/01/20,
                 Gold Pool # G11820 .........................           401,570
   4,251,967  5.500%, 11/15/24,
                 Series 3098, Class KB, CMO .................         4,268,569
   1,482,134  5.500%, 08/15/25,
                 Series 3106, Class PA, CMO .................         1,489,030
   2,000,000  6.250%, 07/15/32, MTN .........................         2,291,380
   2,390,000  5.500%, 07/15/34,
                 Series 3130, Class QD, CMO .................         2,372,728
   1,967,000  5.500%, 09/15/34,
                 Series 3098, Class KE, CMO .................         1,954,737
     459,331  6.000%, 10/01/35,
                 Gold Pool # A47772 .........................           463,614
   2,000,000  5.000%, 01/15/36,
                 Series 3098, Class PG, CMO .................         1,888,881
     986,477  5.500%, 01/01/37,
                 Gold Pool # G02629 .........................           976,137
   1,000,000  5.500%, 05/01/37,
                 Pool # A60048 ..............................           989,199
                                                               ----------------
                                                                     19,623,255
                                                               ----------------
              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION - 18.79%
   1,000,000  5.500%, 12/29/08 ..............................         1,000,191
   1,000,000  5.500%, 02/09/09 ..............................         1,000,305
   2,000,000  4.125%, 04/15/14 ..............................         1,912,552
     901,581  6.000%, 11/01/17,
                 Pool # 662854 ..............................           917,613

                                                                    MARKET
PAR VALUE                                                           VALUE
---------                                                      ----------------

              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION (CONTINUED)
$    624,974  6.000%, 04/01/18,
                 Pool # 725175 ..............................  $        636,097
     805,132  5.500%, 11/01/18, Pool # 748886 ...............           808,198
     423,486  4.500%, 06/01/19, Pool # 747860 ...............           410,834
   2,157,170  6.000%, 01/01/21, Pool # 850787 ...............         2,193,081
   2,000,000  6.250%, 03/29/22 ..............................         1,997,146
   4,213,548  5.500%, 07/25/31, Series 2005-27,
                 Class TH, CMO ..............................         4,233,752
   1,209,718  6.000%, 09/01/32, Pool # 847899 ...............         1,227,370
     324,777  6.000%, 02/01/34, Pool # 771952 ...............           328,799
     307,697  7.500%, 02/01/35, Pool # 787557 ...............           319,211
     271,834  7.500%, 04/01/35, Pool # 819231 ...............           282,006
   1,239,395  6.000%, 11/01/35, Pool # 844078 ...............         1,250,237
                                                               ----------------
                                                                     18,517,392
                                                               ----------------
              U.S. TREASURY BOND - 4.08%
   1,000,000  6.000%, 02/15/26 ..............................         1,135,704
   2,500,000  6.250%, 08/15/23 ..............................         2,883,400
                                                               ----------------
                                                                      4,019,104
                                                               ----------------
              U.S. TREASURY NOTE - 2.44%
   2,500,000  4.000%, 02/15/15 ..............................         2,403,908
                                                               ----------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost $48,712,320) .........................        48,856,645
                                                               ----------------
CORPORATE NOTES AND BONDS - 35.54%

              BASIC MATERIALS - 0.54%
     525,000  Cascades, Senior Notes
                 7.250%, 02/15/13 ...........................           535,500
                                                               ----------------
              COMMUNICATIONS - 5.34%
     765,000  British Sky Broadcasting
                 6.875%, 02/23/09 ...........................           786,282
     650,000  Embarq
                 6.738%, 06/01/13 ...........................           676,401
   1,000,000  News America
                 6.200%, 12/15/34 ...........................           984,496
     800,000  Nextel Communications,
                 Senior Notes, Series E
                 6.875%, 10/31/13 ...........................           822,931
   1,000,000  PanAmSat,
                 Senior Secured Notes
                 6.375%, 01/15/08 ...........................         1,005,000
   1,000,000  Vodafone Group
                 6.150%, 02/27/37 ...........................           989,245
                                                               ----------------
                                                                      5,264,355
                                                               ----------------
              CONSUMER CYCLICALS - 2.27%
     750,000  D.R. Horton
                 Senior Notes
                 6.875%, 05/01/13 ...........................           767,682
     500,000  Federated Retail Holding
                 6.375%, 03/15/37 ...........................           495,330
   1,000,000  Home Depot
                 Senior Unsecured Notes
                 5.875%, 12/16/36 ...........................           972,595
                                                               ----------------
                                                                      2,235,607
                                                               ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 37

Aston Funds

TCH FIXED INCOME FUND                                             APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
PAR VALUE                                                           VALUE
---------                                                      ----------------

              ELECTRONICS - 0.74%
$    700,000  L-3 Communications,
                 Senior Subordinated Notes
                 7.625%, 06/15/12 ...........................  $        728,875
                                                               ----------------
              ENTERTAINMENT AND LEISURE - 0.60%
     590,000  MGM MIRAGE
                 Senior Subordinated Notes
                 9.750%, 06/01/07 ...........................           592,213
                                                               ----------------
              FINANCE - 12.77%
   1,500,000  Bear Stearns,
                 5.750%, 11/21/16 (a) .......................         1,499,153
   1,000,000  CIT Group
                 5.610%, 02/13/12 (a) .......................           993,817
   2,000,000  Citigroup, Subordinated Notes
                 5.910%, 08/25/36 (a) .......................         2,029,474
   1,650,000  Goldman Sachs Capital I
                 6.345%, 02/15/34 ...........................         1,673,291
     625,000  HSBC Finance
                 5.500%, 01/19/16 ...........................           625,153
   1,725,000  NB Capital Trust II
                 7.830%, 12/15/26 ...........................         1,795,466
   1,650,000  Residential Capital
                 6.000%, 02/22/11 ...........................         1,632,541
   1,000,000  SLM,
                 5.625%, 08/01/33 ...........................           833,379
   1,500,000  Washington Mutual Bank,
                 Subordinated Notes
                 5.780%, 05/20/13 (a) .......................         1,501,711
                                                               ----------------
                                                                     12,583,985
                                                               ----------------
              FOOD AND BEVERAGES - 1.66%
     840,000  Constellation Brands, Series B
                 8.000%, 02/15/08 ...........................           854,700
     705,000  Delhaize America
                 8.125%, 04/15/11 ...........................           783,431
                                                               ----------------
                                                                      1,638,131
                                                               ----------------
              HEALTHCARE SERVICES - 0.51%
     515,000  Omnicare,
                 Senior Subordinated Notes
                 6.125%, 06/01/13 ...........................           498,263
                                                               ----------------
              OIL AND GAS EXTRACTION - 3.93%
     515,000  Chesapeake Energy
                 6.500%, 08/15/17 ...........................           515,000
     500,000  Hess
                 7.875%, 10/01/29 ...........................           588,776
     165,000  Premcor Refining Group
                 6.750%, 02/01/11 ...........................           173,345
     400,000  Pride International,
                 Senior Unsecured Notes
                 7.375%, 07/15/14 ...........................           412,500
   1,005,000  Western Oil Sands, Secured
                 8.375%, 05/01/12 ...........................         1,125,600
   1,000,000  Williams Partners
                 7.250%, 02/01/17 (b) .......................         1,062,500
                                                               ----------------
                                                                      3,877,721
                                                               ----------------
              PHARMACEUTICALS - 1.68%
   1,000,000  Hospira, Senior Notes
                 6.050%, 03/30/17 ...........................         1,012,163

                                                                    MARKET
PAR VALUE                                                           VALUE
---------                                                      ----------------

              PHARMACEUTICALS (CONTINUED)
$    650,000  Mylan Laboratories
                 6.375%, 08/15/15 ...........................  $        645,125
                                                               ----------------
                                                                      1,657,288
                                                               ----------------
              PRINTING AND PUBLISHING - 0.51%
     500,000  Donnelley (R.R.) & Sons,
                 Senior Unsecured Notes
                 6.125%, 01/15/17 ...........................           498,854
                                                               ----------------
              RETAIL - 0.76%
     750,000  JC Penney
                 6.375%, 10/15/36 ...........................           750,010
                                                               ----------------
              UTILITIES - 4.23%
   1,045,000  CenterPoint Energy,
                 Senior Notes, Series B
                 7.250%, 09/01/10 ...........................         1,106,022
   1,500,000  CILCORP,
                 Senior Unsecured Notes
                 8.700%, 10/15/09 ...........................         1,553,604
     199,000  Nevada Power, Second Mortgage
                 9.000%, 08/15/13 ...........................           215,209
   1,000,000  NiSource Finance, Senior Notes
                 6.150%, 03/01/13 ...........................         1,028,498
     300,000  TXU,
                 Senior Unsecured Notes, Series P
                 5.550%, 11/15/14 ...........................           270,674
                                                               ----------------
                                                                      4,174,007
                                                               ----------------
              TOTAL CORPORATE NOTES AND BONDS
                 (Cost $34,972,192) .........................        35,034,809
                                                               ----------------
  COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.34%

   3,125,000  GMAC Commercial Mortgage Securities
                 Series 2000-C3, Class A2
                 6.957%, 09/15/35 ...........................         3,292,357
                                                               ----------------
              TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                 (Cost $3,691,284) ..........................         3,292,357
                                                               ----------------
  ASSET-BACKED SECURITIES - 5.34%

     436,105  Capital Auto Receivables Asset Trust
                 Series 2006-2, Class A1
                 5.340%, 12/15/07 ...........................           436,388
   1,000,000  Capital One Auto Finance Trust
                 Series 2007-A, Class A2
                 5.330%, 05/15/10 ...........................         1,001,162
   1,045,320  GE Equipment Midticket LLC
                 Series 2006-1, Class A1
                 5.301%, 12/15/07 ...........................         1,045,966
     663,823  Harley-Davidson Motorcycle Trust
                 Series 2007-1, Class A1
                 5.300%, 02/15/08 ...........................           664,254
   1,524,529  Honda Auto Receivables Owner Trust
                 Series 2007-1, Class A1
                 5.322%, 03/18/08 ...........................         1,525,407
     594,196  Household Automotive Trust
                 Series 2007-1, Class A1
                 5.326%, 02/17/08 ...........................           594,587
                                                               ----------------
              TOTAL ASSET-BACKED SECURITIES
                 (Cost $5,263,946) ..........................         5,267,764
                                                               ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 38

Aston Funds

TCH FIXED INCOME FUND                                             APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
PAR VALUE                                                           VALUE
---------                                                      ----------------

FOREIGN GOVERNMENT BOND - 0.92%
$    820,000  Republic of Philippines
                 7.500%, 09/25/24 ...........................  $        910,200
                                                               ----------------
              TOTAL FOREIGN GOVERNMENT BOND
                 (Cost $829,183) ............................           910,200
                                                               ----------------
  SHARES
  ------
INVESTMENT COMPANY - 4.58%
   4,509,827  BlackRock Liquidity Funds
                 TempCash Portfolio .........................         4,509,827
                                                               ----------------
              TOTAL INVESTMENT COMPANY
                 (Cost $4,509,828) ..........................         4,509,827
                                                               ----------------
TOTAL INVESTMENTS - 99.29%
  (Cost $97,978,753)* .......................................        97,871,602
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - 0.71% ....................           697,770
                                                               ----------------
NET ASSETS - 100.00% ........................................  $     98,569,372
                                                               ================

----------
        * At April 30, 2007, cost is identical for book and federal income tax purposes.

            Gross unrealized appreciation ...................  $        767,506
            Gross unrealized depreciation ...................          (874,657)
                                                               ----------------
            Net unrealized depreciation .....................  $       (107,151)
                                                               ================

      (a) Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2007.

      (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2007, this security amounted to $1,062,500 or 1.08% of net assets. This security has been determined by the Sub-Adviser to be a liquid security.

      CMO   Collateralized Mortgage Obligation
      MTN   Medium Term Note
     SLOB   Secured Lease Obligation Bond

PORTFOLIO COMPOSITION
Investment Company ......................................................     5%
U.S. Government Obligations .............................................     7%
U.S. Government Agency Obligations ......................................    43%
Corporate Notes and Bonds (Moody's Ratings)
   Aaa ..................................................................     4%
   Aa ...................................................................     6%
   A ....................................................................    12%
   Baa ..................................................................    10%
   Ba ...................................................................    12%
   B ....................................................................     1%
                                                                            ---
                                                                            100%
                                                                            ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 39

Aston Funds

TCH INVESTMENT GRADE BOND FUND                                    APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

CORPORATE NOTES AND BONDS                            34%
U.S GOVERNMENT AND AGENCY OBLIGATIONS                42%
NON-AGENCY MORTGAGE-BACKED SECURITIES                 7%
CASH AND OTHER NET ASSETS                             9%
COMMERCIAL MORTGAGE-BACKED SECURITIES                 3%
ASSET-BACKED SECURITIES                               5%

% OF TOTAL NET ASSETS

                                                                    MARKET
PAR VALUE                                                            VALUE
---------                                                      ----------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 42.08%

              FEDERAL HOME LOAN BANK - 4.50%
$    350,000  4.370%, 05/04/07 (a) ..........................  $        349,999
     100,000  6.500%, 08/14/09 ..............................           103,627
     500,000  5.500%, 09/04/09 ..............................           500,086
                                                               ----------------
                                                                        953,712
                                                               ----------------
              FEDERAL HOME LOAN MORTGAGE - 12.18%
      71,652  5.500%, 08/01/17,
                 Gold Pool # E90954 .........................            71,959
     560,965  5.000%, 09/01/18,
                 Gold Pool # E99582 .........................           554,606
     127,977  6.500%, 08/01/32,
                 Gold Pool # C01385 .........................           131,961
     580,618  5.000%, 11/01/33,
                 Gold Pool # A15349 .........................           562,783
     544,241  5.500%, 11/01/33,
                 Gold Pool # A15901 .........................           539,782
     222,359  6.000%, 02/01/35,
                 Gold Pool # A34083 .........................           224,843
     500,000  5.500%, 05/01/37,
                 Pool # A60048 ..............................           494,600
                                                               ----------------
                                                                      2,580,534
                                                               ----------------
              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION - 23.13%
     250,000  5.500%, 12/29/08 ..............................           250,048
     300,000  5.500%, 03/15/11 ..............................           307,190
     350,000  5.000%, 03/15/16 ..............................           351,660
      78,421  6.000%, 10/01/16,
                 Pool # 611322 ..............................            79,817
      80,416  5.500%, 01/01/17,
                 Pool # 623107 ..............................            80,799
     201,895  5.500%, 04/01/17,
                 Pool # 254259 ..............................           202,755
     151,663  6.000%, 06/01/17,
                 Pool # 254342 ..............................           154,360
     397,003  5.500%, 11/01/17,
                 Pool # 659589 ..............................           398,695

                                                                    MARKET
PAR VALUE                                                            VALUE
---------                                                      ----------------

              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION (CONTINUED)
 $   541,111  5.000%, 05/01/19,
                 Pool # 255274 ..............................  $        534,404
     364,172  5.000%, 09/01/19,
                 Pool # 788070 ..............................           360,035
     250,000  6.250%, 03/29/22 ..............................           249,643
      90,556  6.500%, 03/01/32,
                 Pool # 254239 ..............................            93,348
      64,142  7.000%, 04/01/32,
                 Pool # 545556 ..............................            67,084
     111,915  6.500%, 10/01/32,
                 Pool # 254479 ..............................           115,365
     627,380  5.000%, 10/01/33,
                 Pool # 749179 ..............................           607,833
      72,899  6.000%, 02/01/34,
                 Pool # 725162 ..............................            73,802
     201,877  6.000%, 09/01/34,
                 Pool # 794267 ..............................           204,023
     292,216  6.000%, 11/01/34,
                 Pool # 735060 ..............................           295,323
     491,200  5.000%, 05/01/35,
                 Pool # 826641 ..............................           475,186
                                                               ----------------
                                                                      4,901,370
                                                               ----------------
              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION - 0.34%
      69,466  6.500%, 05/15/32,
                 Pool # 584389 ..............................            71,720
                                                               ----------------
              U.S. TREASURY NOTE - 1.93%
     220,000  4.250%, 11/15/14 ..............................           215,394
     200,000  4.125%, 05/15/15 ..............................           193,711
                                                               ----------------
                                                                        409,105
                                                               ----------------
              TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS
                 (Cost $8,985,603) ..........................         8,916,441
                                                               ----------------
CORPORATE NOTES AND BONDS - 33.60%

              COMMUNICATIONS - 3.85%
     385,000  British Sky Broadcasting
                 6.875%, 02/23/09 ...........................           395,711
     125,000  News America
                 5.300%, 12/15/14 ...........................           124,535
     300,000  Sprint Nextel, Unsecured Notes
                 6.000%, 12/01/16 ...........................           294,954
                                                               ----------------
                                                                        815,200
                                                               ----------------
              FINANCE - 15.82%
     250,000  Bear Stearns,
                 5.750%, 11/21/16 (a) .......................           249,859
     250,000  CIT Group
                 5.610%, 02/13/12 (a) .......................           248,454
     500,000  Citigroup, Subordinated Notes
                 5.910%, 08/25/36 (a) .......................           507,368
              Credit Suisse (USA), Senior
                 Unsecured Notes
     170,000     5.250%, 03/02/11 ...........................           171,226
     175,000     5.375%, 03/02/16 ...........................           176,101
     375,000  International Lease Finance,
                 Unsubordinated Notes
                 5.875%, 05/01/13 ...........................           386,994

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 40

Aston Funds

TCH INVESTMENT GRADE BOND FUND                                    APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
PAR VALUE                                                            VALUE
---------                                                      ----------------

              FINANCE (CONTINUED)
 $   360,000  Marshall & Ilsley Bank,
                 Subordinated Notes
                 5.250%, 09/04/12 ...........................  $        362,169
     400,000  Merrill Lynch, MTN
                 5.450%, 06/16/08 (a) .......................           400,460
     350,000  Textron Financial
                 5.875%, 06/01/07 ...........................           350,132
     500,000  Washington Mutual Bank,
                 Subordinated Notes
                 5.780%, 05/20/13 (a) .......................           500,571
                                                               ----------------
                                                                      3,353,334
                                                               ----------------
              FOOD AND BEVERAGES - 2.35%
     193,000  General Mills
                 6.000%, 02/15/12 ...........................           199,818
     300,000  Kroger
                 5.500%, 02/01/13 ...........................           297,573
                                                               ----------------
                                                                        497,391
                                                               ----------------
              INSURANCE - 3.68%
     200,000  Chubb
                 6.000%, 11/15/11 ...........................           207,479
     325,000  MetLife, Senior Unsecured Notes
                 5.000%, 06/15/15 ...........................           317,413
     250,000  State Auto Financial, Senior Notes
                 6.250%, 11/15/13 ...........................           256,056
                                                               ----------------
                                                                        780,948
                                                               ----------------
              OIL AND GAS EXTRACTION - 3.02%
     350,000  Consolidated Natural Gas
                 Senior Notes, Series C
                 6.250%, 11/01/11 ...........................           364,262
     275,000  Marathon Oil
                 5.375%, 06/01/07 ...........................           274,976
                                                               ----------------
                                                                        639,238
                                                               ----------------
              PHARMACEUTICALS - 1.19%
     250,000  Hospira, Senior Notes
                 6.050%, 03/30/17 ...........................           253,041
                                                               ----------------
              PRINTING AND PUBLISHING - 1.18%
     250,000  Donnelley (R.R.) & Sons,
                 Senior Unsecured Notes
                 6.125%, 01/15/17 ...........................           249,427
                                                               ----------------
              UTILITIES - 2.51%
     535,000  MidAmerican Energy, MTN
                 5.125%, 01/15/13 ...........................           531,569
                                                               ----------------
              TOTAL CORPORATE NOTES AND BONDS
                 (Cost $7,171,531) ..........................         7,120,148
                                                               ----------------

NON-AGENCY MORTGAGE-BACKED SECURITIES - 7.48%

     314,980  Bear Stearns Asset Backed Securities,
                 Series 2003-AC5, Class A2, CMO
                 5.000%, 10/25/33 ...........................           307,847
     357,393  Chase Mortgage Finance,
                 Series 2003-S2, Class A1, CMO
                 5.000%, 03/25/18 (c) .......................           354,567
      48,039  Master Asset Securitization Trust,
                 Series 2002-8, Class 1A2, CMO
                 5.250%, 12/25/17 (c) .......................            47,598

                                                                    MARKET
PAR VALUE                                                           VALUE
---------                                                      ----------------

NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
 $   175,687  Washington Mutual,
                 Series 2002-S8, Class 2A7, CMO
                 5.250%, 01/25/18 (c) .......................  $        173,600
              Wells Fargo Mortgage Backed
                 Securities Trust,
     276,943     Series 2003K, Class 1A2,
                 CMO, ARM
                 4.490%, 11/25/33 (b) (c) ...................           267,948
     447,014     Series 2003L, Class 1A2,
                 CMO, ARM
                 4.570%, 11/25/33 (b) .......................           433,962
                                                               ----------------
              TOTAL NON-AGENCY MORTGAGE-
                 BACKED SECURITIES
                 (Cost $1,622,101) ..........................         1,585,522
                                                               ----------------

ASSET-BACKED SECURITIES - 5.24%
     109,026  Capital Auto Receivables Asset Trust
                 Series 2006-2, Class A1
                 5.340%, 12/15/07 (c) .......................           109,097
     193,849  Drive Auto Receivables Trust
                 Series 2005-2, Class A2
                 4.120%, 01/15/10 (d) .......................           193,239
     261,330  GE Equipment Midticket LLC
                 Series 2006-1, Class A1
                 5.301%, 12/15/07 ...........................           261,491
     165,956  Harley-Davidson Motorcycle Trust
                 Series 2007-1, Class A1
                 5.300%, 02/15/08 ...........................           166,064
     381,132  Honda Auto Receivables Owner Trust
                 Series 2007-1, Class A1
                 5.322%, 03/18/08 (c) .......................           381,352
                                                               ----------------
              TOTAL ASSET-BACKED SECURITIES
                 (Cost $1,109,916) ..........................         1,111,243
                                                               ----------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.61%
     104,513  General Electric Capital
                 Commercial Mortgage,
                 Series 2001-1, Class A1
                 6.079%, 05/15/33 ...........................           105,579
     445,000  LB Commercial Mortgage Trust,
                 Series 2004-C4, Class A3
                 5.153%, 06/15/29 (b) .......................           446,810
                                                               ----------------
              TOTAL COMMERCIAL MORTGAGE-
                 BACKED SECURITIES
                 (Cost $581,975) ............................           552,389
                                                               ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 41

Aston Funds

TCH INVESTMENT GRADE BOND FUND                                    APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
SHARES                                                               VALUE
------                                                         ----------------

INVESTMENT COMPANIES - 8.45%
   1,063,482  BlackRock Liquidity Funds
                 TempCash Portfolio .........................  $      1,063,482
     726,685  BlackRock Liquidity Funds
                 TempFund Portfolio .........................           726,685
                                                               ----------------
              TOTAL INVESTMENT COMPANIES
                 (Cost $1,790,167) ..........................         1,790,167
                                                               ----------------
TOTAL INVESTMENTS - 99.46%
    (Cost $21,261,293)* .....................................        21,075,910
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - 0.54% ....................           115,197
                                                               ----------------
NET ASSETS - 100.00% ........................................  $     21,191,107
                                                               ================

----------
  * At April 30, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .........................  $         51,373
      Gross unrealized depreciation .........................          (236,756)
                                                               ----------------
      Net unrealized depreciation ...........................  $       (185,383)
                                                               ================

(a) Floating rate note. The interest rate shown reflects the rate in effect at April 30, 2007.

(b) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at April 30, 2007.

(c) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2007, this security amounted to $193,239 or 0.91% of net assets. This security has been determined by the Sub-Adviser to be a liquid security.

ARM   Adjustable Rate Mortgage
CMO   Collateralized Mortgage Obligation
 GO   General Obligation
MTN   Medium Term Note

PORTFOLIO COMPOSITION
Investment Companies .................................................        9%
U.S. Government Obligations ..........................................        2%
U.S. Government Agency Obligations ...................................       40%
Corporate Notes and Bonds (Moody's Ratings)
   Aaa ...............................................................       11%
   Aa ................................................................        6%
   A .................................................................       19%
   Baa ...............................................................       13%
                                                                          ------
                                                                            100%
                                                                          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 42

Aston Funds

MCDONNELL MUNICIPAL BOND FUND                                     APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

GENERAL OBLIGATIONS BONDS                            32%
HEALTHCARE                                           16%
EDUCATION                                            18%
OTHER MUNICIPAL SECURITIES                            8%
UTILITIES                                             5%
WATER                                                 5%
POLLUTION                                             5%
FACILITIES                                            4%
POWER                                                 4%
CASH AND OTHER NET ASSETS                             3%

% OF TOTAL NET ASSETS

                                                                    MARKET
 PAR VALUE                                                          VALUE
------------                                                   ----------------
MUNICIPAL SECURITIES - 96.59%
              ALABAMA - 2.77%
$    600,000  Birmingham Industrial Water Board
                 Industrial Water Supply RB,
                 Partially Pre-refunded 01/01/07
                 6.000%, 07/01/07 (a) .......................  $        602,208
                                                               ----------------
              DISTRICT OF COLUMBIA - 5.59%
     640,000  District of Columbia RB,
                 Smithsonian Institute, Series A
                 Pre-refunded 11/01/10
                 5.375%, 11/01/15 ...........................           680,902
     500,000  Washington, DC Convention Center
                 Authority Dedicated Tax Revenue,
                 Series A
                 5.000%, 10/01/13
                 Insured: AMBAC .............................           534,130
                                                               ----------------
                                                                      1,215,032
                                                               ----------------
              FLORIDA - 3.46%
     750,000  Palm Beach County
                 Health Facilities Authority RB,
                 Abbey DelRay South Project
                 5.500%, 10/01/11 (a) .......................           751,148
                                                               ----------------
              GEORGIA - 5.85%
     500,000  Cartersville Development Authority
                 Water & Wastewater Facilities RB,
                 Anheuser-Busch Cos., Series A, AMT
                 7.375%, 05/01/09 ...........................           529,675
     500,000  Main Street Natural Gas
                 Georgia Gas Project
                 Series B
                 5.000%, 03/15/14 ...........................           530,050
     200,000  State of Georgia, GO,
                 Series D
                 6.700%, 08/01/09 ...........................           212,928
                                                               ----------------
                                                                      1,272,653
                                                               ----------------

                                                                    MARKET
 PAR VALUE                                                          VALUE
------------                                                   ----------------

              IDAHO - 5.79%
$  1,000,000  Idaho Health Facilities Authority RB,
                 IHC Hospitals, ETM
                 6.650%, 02/15/21 (a) .......................  $      1,258,280
                                                               ----------------
              ILLINOIS - 19.83%
     250,000  Chicago Public Building Commission RB,
                 School Reform Board, Series B
                 5.250%, 12/01/18
                 Insured: FGIC ..............................           279,710
     375,000  DuPage County, Jail Project, GO
                 5.600%, 01/01/21 ...........................           422,393
   1,000,000  Illinois Development Finance Authority RB,
                 Lincoln Way Community
                 5.700%, 01/01/18
                 Insured: FGIC ..............................         1,145,380
     405,000  Illinois State Sales Tax RB, First Series
                 5.250%, 06/15/19 ...........................           453,632
   1,000,000  Lake County Township High School
                 District No. 113,
                 Highland Park, GO
                 8.800%, 12/01/09 ...........................         1,121,890
     785,000  University of Illinois RB, Auxiliary
                 Facilities Systems, Series B
                 5.500%, 04/01/17
                 Insured: FGIC ..............................           887,403
                                                               ----------------
                                                                      4,310,408
                                                               ----------------
              INDIANA - 3.71%
     700,000  Indianapolis Public Improvement RB,
                 Series B
                 6.000%, 01/10/20 ...........................           807,513
                                                               ----------------
              KANSAS - 5.36%
   1,020,000  Butler & Sedgwick Counties
                 Unified School District No. 385,
                 Andover, GO
                 6.000%, 09/01/14
                 Insured: FSA ...............................         1,164,391
                                                               ----------------
              MICHIGAN - 2.08%
     400,000  Michigan Municipal Bond
                 Authority RB, Drinking Water
                 Revolving Fund
                 5.500%, 10/01/16 ...........................           452,352
                                                               ----------------
              MISSOURI - 4.83%
   1,000,000  Missouri State Health & Educational
                 Facilities Authority, RB
                 St. Lukes Episcopal
                 5.000%, 12/01/17 (a) .......................         1,049,640
                                                               ----------------
              MONTANA - 2.05%
     415,000  Montana Facility Financial Authority RB,
                 Benefits Healthcare Systems
                 5.000%, 01/01/15 (a)
                 Insured: Assured Gty .......................           445,527
                                                               ----------------
              NEBRASKA - 1.96%
     400,000  Central Plains Energy Project RB,
                 NEBGAS Project Number 1
                 Series A
                 5.000%, 12/01/14 ...........................           426,724
                                                               ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 43

Aston Funds

MCDONNELL MUNICIPAL BOND FUND                                     APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
 PAR VALUE                                                          VALUE
------------                                                   ----------------

              NEVADA - 9.45%
$  1,000,000  Clark County PCR,
                 Southern California Edison
                 Series C, Remarketed, AMT
                 3.250%, 06/01/31 (b) .......................  $        985,810
   1,000,000  Nevada System Higher Education
                 Universities RB, Series B
                 5.000%, 07/01/13
                 Insured: AMBAC .............................         1,067,580
                                                               ----------------
                                                                      2,053,390
                                                               ----------------
              TEXAS - 16.50%
   1,090,000  Belton Independent School District, GO
                 5.000%, 02/15/13 (a)
                 Guaranteed: PSF ............................         1,158,441
     480,000  Frisco Independent School District, GO
                 7.000%, 08/15/10
                 Guaranteed: PSF ............................           527,736
     200,000  Humble Independent School District
                 Series II, GO
                 5.500%, 02/15/10
                 Insured: PSF ...............................           209,426
      65,000  Killeen Independent School District, GO
                 5.000%, 02/15/16
                 Guaranteed: PSF ............................            69,802
   1,000,000  San Marcos Consolidated Independent
                 School District, GO
                 Pre-refunded 8/1/14
                 5.250%, 08/01/19
                 Guaranteed: PSF ............................         1,094,330
     500,000  Texas Municipal Power Agency RB,
                 Series E
                 5.500%, 09/01/10
                 Insured: MBIA ..............................           527,910
                                                               ----------------
                                                                      3,587,645
                                                               ----------------
              VIRGINIA - 4.96%
   1,000,000  Roanoke Public Improvement,
                 Series B, GO, State Aid
                 Withholding
                 5.000%, 02/01/19 ...........................         1,077,490
                                                               ----------------
              WASHINGTON - 2.40%
     500,000  Port of Seattle Special
                 Facilities RB, Seattle-Tacoma
                 Fuel Facilities, AMT
                 5.000%, 06/01/11
                 Insured: MBIA ..............................           521,685
                                                               ----------------
              TOTAL MUNICIPAL SECURITIES
                 (Cost $20,068,904) .........................        20,996,086
                                                               ----------------

                                                                    MARKET
   SHARES                                                           VALUE
------------                                                   ----------------

INVESTMENT COMPANY - 1.67%
     362,495  Blackrock Provident Institutional
                 MuniCash Portfolio .........................  $        362,495
                                                               ----------------
              TOTAL INVESTMENT COMPANY
                 (Cost $362,495) ............................           362,495
                                                               ----------------
TOTAL INVESTMENTS - 98.26%
   (Cost $20,431,399)* ......................................        21,358,581
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - 1.74% ....................           378,241
                                                               ----------------
NET ASSETS - 100.00% ........................................  $     21,736,822
                                                               ================

----------
    * At April 30, 2007, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation ......................  $        956,863
         Gross unrealized depreciation ......................           (29,681)
                                                               ----------------
         Net unrealized appreciation ........................  $        927,182
                                                               ================

  (a) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

  (b) Variable rate bonds. The interest rates shown reflect the rates in effect at April 30, 2007.

AMBAC    American Municipal Board Assurance Corp.
  AMT    Alternative Minimum Tax
  BAN    Bond Anticipation Note
  ETM    Escrowed to Maturity
 FGIC    Financial Guaranty Insurance Co.
  FSA    Financial Security Assurance, Inc.
   GO    General Obligation
  Gty    Guaranty
  IBC    Insured Bond Certificate
 MBIA    MBIA Insurance Corp.
  PCR    Pollution Control Revenue
  PSF    Permanent School Fund
   RB    Revenue Bond

PORTFOLIO COMPOSITION

Investment Company .....................................................     2%
Municipal Securities (Moody's Ratings)
   Aaa .................................................................    67%
   Aa ..................................................................    15%
   A ...................................................................    12%
   Bbb .................................................................     4%
                                                                          ----
                                                                           100%
                                                                          ====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 44

Aston Funds

ABN AMRO INVESTOR MONEY MARKET FUND                               APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

REPURCHASE AGREEMENTS                                80%
ASSET-BACKED                                          8%
CERTIFICATES OF DEPOSIT                              12%

% OF TOTAL NET ASSETS

                                                                   AMORTIZED
 PAR VALUE                                                           COST
------------                                                   ----------------
COMMERCIAL PAPER (a) - 20.50%
              ASSET-BACKED - 8.69%
$  1,000,000  FCAR Owner Trust II
                 5.250%, 05/23/07 ...........................  $        996,792
   1,500,000  Fountain Square Commercial Funding
                 5.240%, 05/22/07 (b) .......................         1,495,415
   2,000,000  Galaxy Funding
                 5.220%, 06/07/07 (b) .......................         1,989,270
   1,000,000  New Center Asset Trust
                 5.160%, 08/23/07 ...........................           983,660
                                                               ----------------
                                                                      5,465,137
                                                               ----------------
              BANKS - 11.81%
   1,500,000  Abbey National Treasury Services
                 5.220%, 06/11/07 ...........................         1,491,082
   1,500,000  HBOS
                 5.220%, 06/08/07 ...........................         1,491,735
   1,000,000  ING (US) Funding
                 5.175%, 08/21/07 ...........................           983,900
   1,000,000  Societe Generale North America
                 5.140%, 10/05/07 ...........................           977,584
   1,500,000  UBS Finance (DE)
                 5.230%, 06/01/07 ...........................         1,493,245
   1,000,000  Westpac Banking
                 5.200%, 07/12/07 (b) .......................           989,600
                                                               ----------------
                                                                      7,427,146
                                                               ----------------
              TOTAL COMMERCIAL PAPER
                 (Cost $12,892,283) .........................        12,892,283
                                                               ----------------

                                                                    MARKET
                                                                    VALUE
                                                               ----------------

REPURCHASE AGREEMENTS - 79.52%
  20,000,000  Barclays Capital, 5.240%, dated 04/30/2007,
                matures 05/01/2007, repurchase price
                $20,002,911, (collateralized by U.S.
                Government Agency instrument, with interest
                rate of 7.000% and maturity of 2011, total
                market value $20,400,001) 5.240%, 05/01/07 ..        20,000,000

                                                                    MARKET
 PAR VALUE                                                          VALUE
------------                                                   ----------------

REPURCHASE AGREEMENTS (CONTINUED)
$ 20,000,000  Deutsche Bank, 5.230%, dated 04/30/2007,
                matures 05/01/2007, repurchase price
                $20,002,906, (collateralized by U.S.
                Government Agency instruments, with interest
                rates from 4.930% to 5.500%, and maturities
                from 2033 to 2037, total market value
                $20,400,000) 5.230%, 05/01/07 ...............  $     20,000,000

  10,000,000  Merrill Lynch, 5.180%, dated 04/30/2007,
                matures 05/01/2007, repurchase price
                $10,001,439, (collateralized by U.S. Treasury
                instrument, with interest rate of 4.685% and
                maturity of 2007, total market value
                $10,204,404) 5.180%, 05/01/07 ...............        10,000,000
                                                               ----------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $50,000,000) ..........................        50,000,000
                                                               ----------------
   SHARES
------------

INVESTMENT COMPANY - 0.71%
     445,838  BlackRock Liquidity Funds
                TempFund Portfolio
                0.000%, .....................................           445,838
                                                               ----------------
              TOTAL INVESTMENT COMPANY
                (Cost $445,838) .............................           445,838
                                                               ----------------
TOTAL INVESTMENTS - 100.73%
   (Cost $63,338,121)* ......................................        63,338,121
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - (0.73)% ..................          (456,219)
                                                               ----------------
NET ASSETS - 100.00% ........................................  $     62,881,902
                                                               ================

----------
   * At April 30, 2007, cost is identical for book and Federal income tax purposes.

 (a)  Annualized yield at the time of purchase.

 (b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2007, these securities amounted to $4,474,285 or 7.12% of net assets. These securities have been determined by the Adviser to be liquid securities.

(DE)  Delaware

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 45

Aston Funds

                                                                  APRIL 30, 2007

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                         MONTAG
                                                                                       & CALDWELL       ABN AMRO     VEREDUS SELECT
                                                                                       GROWTH FUND     GROWTH FUND     GROWTH FUND
                                                                                     --------------   ------------   --------------
ASSETS:
Investments:
      Investments at cost ........................................................   $1,559,673,244   $524,469,507   $   38,096,291
      Net unrealized appreciation (depreciation) .................................      277,394,894     65,208,715        3,010,398
                                                                                     --------------   ------------   --------------
         Total investments at value ..............................................    1,837,068,138    589,678,222       41,106,689
Cash .............................................................................               --             --               --
Receivables:
      Dividends and interest .....................................................        1,911,676        242,341           10,005
      Dividend reclaims ..........................................................               --             --               --
      Fund shares sold ...........................................................        1,947,123        584,156           31,968
      Investments and foreign currency sold ......................................       12,246,961             --          983,842
      Due from Adviser, net (Note G) .............................................               --             --               --
Deferred organization costs ......................................................               --             --               --
Other assets .....................................................................           70,443         35,501              492
                                                                                     --------------   ------------   --------------
         Total assets ............................................................    1,853,244,341    590,540,220       42,132,996
                                                                                     --------------   ------------   --------------

LIABILITIES:
Payables:
      Dividend distribution ......................................................               --             --               --
      Investments and foreign currency purchased .................................       10,799,769             --        2,092,188
      Fund shares redeemed .......................................................        2,987,176      1,179,048           45,808
      Due to Adviser, net (Note G) ...............................................        1,037,528        342,513           18,962
      Administration fees (Note G) ...............................................           80,342         27,722            3,028
      Distribution fees (Note G) .................................................           41,922         18,118            2,153
      Transfer agent fees ........................................................          200,482         65,859            7,612
      Reports to shareholders expense ............................................          179,245         63,420            1,101
      Trustees fees and related expenses (Note G) ................................            9,249          9,655              328
Accrued expenses and other payables ..............................................          185,577         87,603            6,770
                                                                                     --------------   ------------   --------------
         Total liabilities .......................................................       15,521,290      1,793,938        2,177,950
                                                                                     --------------   ------------   --------------
NET ASSETS .......................................................................   $1,837,723,051   $588,746,282   $   39,955,046
                                                                                     ==============   ============   ==============

NET ASSETS CONSIST OF:
   Paid in capital ...............................................................   $1,435,680,466   $501,676,479   $   34,863,445
   Accumulated undistributed (distribution in excess of) net investment
     income (loss) ...............................................................         (127,811)      (197,004)        (114,842)
   Accumulated net realized gain (loss) on investments and foreign
     currency transactions .......................................................      124,775,502     22,058,092        2,196,045
   Net unrealized appreciation (depreciation) on investments and translation of
     assets and liabilities in foreign currency ..................................      277,394,894     65,208,715        3,010,398
                                                                                     --------------   ------------   --------------
TOTAL NET ASSETS .................................................................   $1,837,723,051   $588,746,282   $   39,955,046
                                                                                     ==============   ============   ==============
CLASS N:
   Net Assets ....................................................................   $  758,383,487   $323,435,055   $   38,554,789
   Shares of beneficial interest outstanding (unlimited authorization) ...........       28,749,966     15,307,240        2,737,541
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..........................................   $        26.38   $      21.13   $        14.08
                                                                                     ==============   ============   ==============
CLASS I:
   Net Assets ....................................................................   $1,078,876,514   $264,239,350   $    1,400,257
   Shares of beneficial interest outstanding (unlimited authorization) ...........       40,769,334     12,330,688           99,236
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..........................................   $        26.46   $      21.43   $        14.11
                                                                                     ==============   ============   ==============
CLASS R:
   Net Assets ....................................................................   $      463,050   $  1,071,877   $           --
   Shares of beneficial interest outstanding (unlimited authorization) ...........           17,624         51,190               --
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..........................................   $        26.27   $      20.94   $           --
                                                                                     ==============   ============   ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 46

Aston Funds

                                                                                          OPTIMUM           TAMRO
                                                                                         LARGE CAP        LARGE CAP       VALUE
                                                                                      OPPORTUNITY FUND    VALUE FUND       FUND
                                                                                      ----------------   -----------   ------------
ASSETS:
Investments:
      Investments at cost ........................................................    $      1,776,301   $12,639,883   $301,026,202
      Net unrealized appreciation (depreciation) .................................             113,419     2,784,960    101,095,292
                                                                                      ----------------   -----------   ------------
         Total investments at value ..............................................           1,889,720    15,424,843    402,121,494
Cash .............................................................................                  --            --             --
Receivables:
      Dividends and interest .....................................................               1,433         4,547        381,962
      Dividend reclaims ..........................................................                  --            --             --
      Fund shares sold ...........................................................               9,422           303        522,898
      Investments and foreign currency sold ......................................              41,896       556,915        575,399
      Due from Adviser, net (Note G) .............................................               6,308            --             --
Deferred organization costs ......................................................              11,034            --             --
Other assets .....................................................................                  54           605          8,191
                                                                                      ----------------   -----------   ------------
         Total assets ............................................................           1,959,867    15,987,213    403,609,944
                                                                                      ----------------   -----------   ------------

LIABILITIES:
Payables:
      Dividend distribution ......................................................                  --            --             --
      Investments and foreign currency purchased .................................              86,745       504,868        755,719
      Fund shares redeemed .......................................................                  --         1,677        149,675
      Due to Adviser, net (Note G) ...............................................                  --         7,197        191,923
      Administration fees (Note G) ...............................................               1,971         2,287         19,475
      Distribution fees (Note G) .................................................                 102           855          7,089
      Transfer agent fees ........................................................               3,067         1,467          3,740
      Reports to shareholders expense ............................................                  73         2,044         11,964
      Trustees fees and related expenses (Note G) ................................                   9           145          3,112
Accrued expenses and other payables ..............................................              10,699         5,546         35,959
                                                                                      ----------------   -----------   ------------
         Total liabilities .......................................................             102,666       526,086      1,178,656
                                                                                      ----------------   -----------   ------------
NET ASSETS .......................................................................    $      1,857,201   $15,461,127   $402,431,288
                                                                                      ================   ===========   ============

NET ASSETS CONSIST OF:
   Paid in capital ...............................................................    $      1,749,834   $11,839,370   $287,913,178
   Accumulated undistributed (distribution in excess of) net investment
     income (loss) ...............................................................                (421)      (11,815)       323,588
   Accumulated net realized gain (loss) on investments and foreign
     currency transactions .......................................................              (5,631)      848,612     13,099,230
   Net unrealized appreciation (depreciation) on investments and translation of
     assets and liabilities in foreign currency ..................................             113,419     2,784,960    101,095,292
                                                                                      ----------------   -----------   ------------
TOTAL NET ASSETS .................................................................    $      1,857,201   $15,461,127   $402,431,288
                                                                                      ================   ===========   ============
CLASS N:
   Net Assets ....................................................................    $      1,857,201   $15,461,127   $128,475,690
   Shares of beneficial interest outstanding (unlimited authorization) ...........             165,720     1,172,360      8,646,450
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..........................................    $          11.21   $     13.19   $      14.86
                                                                                      ================   ===========   ============
CLASS I:
   Net Assets ....................................................................    $             --   $        --   $273,955,598
   Shares of beneficial interest outstanding (unlimited authorization) ...........                  --            --     18,425,916
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..........................................    $             --   $        --   $      14.87
                                                                                      ================   ===========   ============
CLASS R:
   Net Assets ....................................................................    $             --   $        --   $         --
   Shares of beneficial interest outstanding (unlimited authorization) ...........                  --            --             --
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..........................................    $             --   $        --   $         --
                                                                                      ================   ===========   ============

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        RIVER ROAD        OPTIMUM       RIVER ROAD
                                                                                      DYNAMIC EQUITY      MID CAP     SMALL-MID CAP
                                                                                        INCOME FUND        FUND           FUND
                                                                                      --------------   ------------   -------------
ASSETS:
Investments:
      Investments at cost ........................................................    $   42,253,763   $685,221,054   $   5,308,797
      Net unrealized appreciation (depreciation) .................................         2,053,266    151,235,979         (23,124)
                                                                                      --------------   ------------   -------------
         Total investments at value ..............................................        44,307,029    836,457,033       5,285,673
Cash .............................................................................         7,362,778             --              --
Receivables:
      Dividends and interest .....................................................            79,655        806,338           4,128
      Dividend reclaims ..........................................................             1,184          3,460              --
      Fund shares sold ...........................................................         1,053,095      1,760,274         797,547
      Investments and foreign currency sold ......................................           206,321      1,664,659          84,166
      Due from Adviser, net (Note G) .............................................                --             --           7,925
Deferred organization costs ......................................................                --             --              --
Other assets .....................................................................               165         17,996           7,752
                                                                                      --------------   ------------   -------------
         Total assets ............................................................        53,010,227    840,709,760       6,187,191
                                                                                      --------------   ------------   -------------

LIABILITIES:
Payables:
      Dividend distribution ......................................................             4,368             --              --
      Investments and foreign currency purchased .................................         9,395,533      5,650,768         288,765
      Fund shares redeemed .......................................................           108,549      4,275,679              --
      Due to Adviser, net (Note G) ...............................................            20,126        497,847              --
      Administration fees (Note G) ...............................................             3,892         36,117           1,371
      Distribution fees (Note G) .................................................             2,158         40,293             278
      Transfer agent fees ........................................................               271        114,033             972
      Reports to shareholders expense ............................................               282         47,162               6
      Trustees fees and related expenses (Note G) ................................                17          6,228               4
Accrued expenses and other payables ..............................................             1,660         49,090           3,874
                                                                                      --------------   ------------   -------------
         Total liabilities .......................................................         9,536,856     10,717,217         295,270
                                                                                      --------------   ------------   -------------
NET ASSETS .......................................................................    $   43,473,371   $829,992,543   $   5,891,921
                                                                                      ==============   ============   =============

NET ASSETS CONSIST OF:
   Paid in capital ...............................................................    $   40,544,757   $632,173,820   $   5,884,441
   Accumulated undistributed (distribution in excess of) net investment
     income (loss) ...............................................................            95,293        353,999           3,376
   Accumulated net realized gain (loss) on investments and foreign
     currency transactions .......................................................           781,218     46,228,745          27,228
   Net unrealized appreciation (depreciation) on investments and translation of
     assets and liabilities in foreign currency ..................................         2,052,103    151,235,979         (23,124)
                                                                                      --------------   ------------   -------------
TOTAL NET ASSETS .................................................................    $   43,473,371   $829,992,543   $   5,891,921
                                                                                      ==============   ============   =============
CLASS N:
   Net Assets ....................................................................    $   43,473,371   $723,288,691   $   5,891,921
   Shares of beneficial interest outstanding (unlimited authorization) ...........         3,433,635     25,271,983         579,098
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..........................................    $        12.66   $      28.62   $       10.17
                                                                                      ==============   ============   =============
CLASS I:
   Net Assets ....................................................................    $           --   $106,703,852   $          --
   Shares of beneficial interest outstanding (unlimited authorization) ...........                --      3,697,505              --
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..........................................    $           --   $      28.86   $          --
                                                                                      ==============   ============   =============
CLASS R:
   Net Assets ....................................................................    $           --   $         --   $          --
   Shares of beneficial interest outstanding (unlimited authorization) ...........                --             --              --
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..........................................    $           --   $         --   $          --
                                                                                      ==============   ============   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 47

Aston Funds

                                                                  APRIL 30, 2007

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                                          VEREDUS          TAMRO        RIVER ROAD
                                                                                         AGGRESSIVE      SMALL CAP       SMALL CAP
                                                                                        GROWTH FUND         FUND        VALUE FUND
                                                                                       -------------   -------------   ------------
ASSETS:
Investments:
      Investments at cost ..........................................................   $ 218,310,526   $ 310,191,724   $335,154,410
      Net unrealized appreciation (depreciation) ...................................      34,724,051      63,215,198     21,001,145
                                                                                       -------------   -------------   ------------
         Total investments at value ................................................     253,034,577     373,406,922    356,155,555
Cash ...............................................................................              --       7,100,000             --
Receivables:
      Dividends and interest .......................................................         160,279          76,372        311,004
      Fund shares sold .............................................................         303,498       4,062,810      5,381,018
      Investments and foreign currency sold ........................................       7,539,017       9,726,323      2,816,373
      Due from Adviser, net (Note G) ...............................................              --              --             --
Other assets .......................................................................          19,996           4,328         44,719
                                                                                       -------------   -------------   ------------
         Total assets ..............................................................     261,057,367     394,376,755    364,708,669
                                                                                       -------------   -------------   ------------

LIABILITIES:
Payables:
      Due to custodian .............................................................              --              --             --
      Dividend distribution ........................................................              --              --             --
      Investments and foreign currency purchased ...................................       5,330,677       4,762,466      2,371,428
      Fund shares redeemed .........................................................         970,299      11,413,383      4,284,890
      Due to Adviser, net (Note G) .................................................         230,635         283,220        268,265
      Administration fees (Note G) .................................................          14,467          17,537         17,496
      Distribution fees (Note G) ...................................................          37,884          13,690         18,418
      Transfer agent fees ..........................................................          33,120          46,774         24,139
      Reports to shareholders expense ..............................................          42,363          12,544          1,983
      Trustees fees and related expenses (Note G) ..................................           7,219           1,446             39
Accrued expenses and other payables ................................................          47,168          18,744         23,018
                                                                                       -------------   -------------   ------------
         Total liabilities .........................................................       6,713,832      16,569,804      7,009,676
                                                                                       -------------   -------------   ------------
NET ASSETS .........................................................................   $ 254,343,535   $ 377,806,951   $357,698,993
                                                                                       =============   =============   ============

NET ASSETS CONSIST OF:
   Paid in capital .................................................................   $ 190,514,316   $ 305,566,265   $323,503,650
   Accumulated undistributed (distribution in excess of) net investment
     income (loss) .................................................................      (2,088,426)       (278,252)       490,575
   Accumulated net realized gain (loss) on investments and foreign
     currency transactions .........................................................      31,193,594       9,303,740     12,703,623
   Net unrealized appreciation (depreciation) on investments and translation of
     assets and liabilities in foreign currency ....................................      34,724,051      63,215,198     21,001,145
                                                                                       -------------   -------------   ------------
TOTAL NET ASSETS ...................................................................   $ 254,343,535   $ 377,806,951   $357,698,993
                                                                                       =============   =============   ============
CLASS N:
   Net Assets ......................................................................   $ 150,909,144   $ 242,148,969   $297,945,994
   Shares of beneficial interest outstanding (unlimited authorization) .............       7,813,469      11,944,798     20,357,154
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ............................................   $       19.31   $       20.27   $      14.64
                                                                                       =============   =============   ============
CLASS I:
   Net Assets ......................................................................   $ 103,434,391   $ 135,657,982   $ 59,752,999
   Shares of beneficial interest outstanding (unlimited authorization) .............       5,267,169       6,649,229      4,086,663
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ............................................   $       19.64   $       20.40   $      14.62
                                                                                       =============   =============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 48

Aston Funds

                                                                                           ABN AMRO       VEREDUS         MONTAG
                                                                                          REAL ESTATE     SCITECH       & CALDWELL
                                                                                             FUND          FUND       BALANCED FUND
                                                                                         ------------   -----------   -------------
ASSETS:
Investments:
      Investments at cost ............................................................   $100,102,578   $ 2,916,180   $  16,787,060
      Net unrealized appreciation (depreciation) .....................................     18,150,785       254,968       1,999,642
                                                                                         ------------   -----------   -------------
         Total investments at value ..................................................    118,253,363     3,171,148      18,786,702
Cash .................................................................................             --            --              --
Receivables:
      Dividends and interest .........................................................         73,290           224          75,178
      Fund shares sold ...............................................................        271,328           208             912
      Investments and foreign currency sold ..........................................      3,572,959        89,846         104,493
      Due from Adviser, net (Note G) .................................................             --           340              --
Other assets .........................................................................          2,519           137           1,641
                                                                                         ------------   -----------   -------------
         Total assets ................................................................    122,173,459     3,261,903      18,968,926
                                                                                         ------------   -----------   -------------

LIABILITIES:
Payables:
      Due to custodian ...............................................................          3,342            --              --
      Dividend distribution ..........................................................             --            --              --
      Investments and foreign currency purchased .....................................      3,755,196       105,336          93,522
      Fund shares redeemed ...........................................................        184,892        17,981          51,133
      Due to Adviser, net (Note G) ...................................................         91,851            --           4,126
      Administration fees (Note G) ...................................................          5,933         1,697           3,696
      Distribution fees (Note G) .....................................................          4,132           177             929
      Transfer agent fees ............................................................          6,629         2,202           2,738
      Reports to shareholders expense ................................................          4,800           297           1,577
      Trustees fees and related expenses (Note G) ....................................            998            35             315
Accrued expenses and other payables ..................................................         11,278         2,145           4,105
                                                                                         ------------   -----------   -------------
         Total liabilities ...........................................................      4,069,051       129,870         162,141
                                                                                         ------------   -----------   -------------
NET ASSETS ...........................................................................   $118,104,408   $ 3,132,033   $  18,806,785
                                                                                         ============   ===========   =============

NET ASSETS CONSIST OF:
   Paid in capital ...................................................................   $ 83,064,386   $ 4,218,133   $  25,446,121
   Accumulated undistributed (distribution in excess of) net investment
     income (loss) ...................................................................      1,074,940       (21,831)       (483,242)
   Accumulated net realized gain (loss) on investments and foreign
     currency transactions ...........................................................     15,814,047    (1,319,237)     (8,155,736)
   Net unrealized appreciation (depreciation) on investments and translation of
     assets and liabilities ..........................................................     18,151,035       254,968       1,999,642
                                                                                         ------------   -----------   -------------
TOTAL NET ASSETS .....................................................................   $118,104,408   $ 3,132,033   $  18,806,785
                                                                                         ============   ===========   =============
CLASS N:
   Net Assets ........................................................................   $ 73,563,435   $ 3,132,033   $  16,892,697
   Shares of beneficial interest outstanding (unlimited authorization) ...............      4,421,017       404,902         949,195
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..............................................   $      16.64   $      7.74   $       17.80
                                                                                         ============   ===========   =============
CLASS I:
   Net Assets ........................................................................   $ 44,540,973   $        --   $   1,914,088
   Shares of beneficial interest outstanding (unlimited authorization) ...............      2,674,961            --         107,747
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..............................................   $      16.65   $        --   $       17.76
                                                                                         ============   ===========   =============

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           ABN AMRO        TCH
                                                                                             BALANCED     HIGH YIELD   FIXED INCOME
                                                                                               FUND       BOND FUND        FUND
                                                                                           -----------   -----------   ------------
ASSETS:
Investments:
      Investments at cost ............................................................     $36,985,426   $21,608,266   $ 97,978,753
      Net unrealized appreciation (depreciation) .....................................       4,167,496       451,296       (107,151)
                                                                                           -----------   -----------   ------------
         Total investments at value ..................................................      41,152,922    22,059,562     97,871,602
Cash .................................................................................         297,395            --             --
Receivables:
      Dividends and interest .........................................................         148,807       405,551        932,820
      Fund shares sold ...............................................................           1,625         9,044         53,084
      Investments and foreign currency sold ..........................................          12,022       162,559             --
      Due from Adviser, net (Note G) .................................................              --            --             --
Other assets .........................................................................           4,523           602          5,315
                                                                                           -----------   -----------   ------------
         Total assets ................................................................      41,617,294    22,637,318     98,862,821
                                                                                           -----------   -----------   ------------

LIABILITIES:
Payables:
      Due to custodian ...............................................................              --         4,297         27,500
      Dividend distribution ..........................................................              --       124,652        102,663
      Investments and foreign currency purchased .....................................              --       655,749             --
      Fund shares redeemed ...........................................................          54,009            --         86,883
      Due to Adviser, net (Note G) ...................................................          23,531         1,886         26,822
      Administration fees (Note G) ...................................................           5,876         9,106          9,388
      Distribution fees (Note G) .....................................................           1,944           308          3,175
      Transfer agent fees ............................................................          10,228         5,709         16,077
      Reports to shareholders expense ................................................           3,748         1,853          6,646
      Trustees fees and related expenses (Note G) ....................................             824           203          1,265
Accrued expenses and other payables ..................................................           7,262         2,989         13,030
                                                                                           -----------   -----------   ------------
         Total liabilities ...........................................................         107,422       806,752        293,449
                                                                                           -----------   -----------   ------------
NET ASSETS ...........................................................................     $41,509,872   $21,830,566   $ 98,569,372
                                                                                           ===========   ===========   ============

NET ASSETS CONSIST OF:
   Paid in capital ...................................................................     $33,298,195   $21,682,912   $104,259,477
   Accumulated undistributed (distribution in excess of) net investment
     income (loss) ...................................................................         (59,391)     (195,199)      (782,397)
   Accumulated net realized gain (loss) on investments and foreign
     currency transactions ...........................................................       4,103,572      (108,443)    (4,800,557)
   Net unrealized appreciation (depreciation) on investments and translation of
     assets and liabilities in foreign currency ......................................       4,167,496       451,296       (107,151)
                                                                                           -----------   -----------   ------------
TOTAL NET ASSETS .....................................................................     $41,509,872   $21,830,566   $ 98,569,372
                                                                                           ===========   ===========   ============
CLASS N:
   Net Assets ........................................................................     $41,509,872   $ 5,598,425   $ 57,941,507
   Shares of beneficial interest outstanding (unlimited authorization) ...............       5,408,627       555,748      5,891,681
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..............................................     $      7.67   $     10.07   $       9.83
                                                                                           ===========   ===========   ============
CLASS I:
   Net Assets ........................................................................     $        --   $16,232,141   $ 40,627,865
   Shares of beneficial interest outstanding (unlimited authorization) ...............              --     1,611,417      4,131,233
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..............................................     $        --   $     10.07   $       9.83
                                                                                           ===========   ===========   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 49

Aston Funds

                                                                  APRIL 30, 2007

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                                    TCH              MCDONNELL          ABN AMRO
                                                                              INVESTMENT GRADE       MUNICIPAL       INVESTOR MONEY
                                                                                 BOND FUND           BOND FUND         MARKET FUND
                                                                             ------------------   ---------------   ---------------
ASSETS:
Investments:
      Investments at cost ................................................   $       21,261,293   $    20,431,399   $    13,338,121
      Repurchase agreements ..............................................                   --                --        50,000,000
      Net unrealized appreciation (depreciation) .........................             (185,383)          927,182                --
                                                                             ------------------   ---------------   ---------------
         Total investments at value ......................................           21,075,910        21,358,581        63,338,121
Receivables:
      Dividends and interest .............................................              189,126           294,372            11,017
      Fund shares sold ...................................................                   --           153,168           142,993
      Investments and foreign currency sold ..............................                3,327                --                --
Other assets .............................................................                  959             1,946             5,756
                                                                             ------------------   ---------------   ---------------
         Total assets ....................................................           21,269,322        21,808,067        63,497,887
                                                                             ------------------   ---------------   ---------------

LIABILITIES:
Payables:
      Dividend distribution ..............................................               48,001            32,121            88,009
      Investments and foreign currency purchased .........................                3,326                --                --
      Fund shares redeemed ...............................................                5,600             6,156           480,238
      Due to Adviser, net (Note G) .......................................                3,379             3,353            22,386
      Administration fees (Note G) .......................................                6,442             2,678             3,423
      Distribution fees (Note G) .........................................                  104               710                --
      Transfer agent fees ................................................                2,889            18,032             5,425
      Reports to shareholders expense ....................................                1,753             4,868             2,439
      Trustees fees and related expenses (Note G) ........................                  339               472               832
Accrued expenses and other payables ......................................                6,382             2,855            13,233
                                                                             ------------------   ---------------   ---------------
         Total liabilities ...............................................               78,215            71,245           615,985
                                                                             ------------------   ---------------   ---------------
NET ASSETS ...............................................................   $       21,191,107   $    21,736,822   $    62,881,902
                                                                             ==================   ===============   ===============

NET ASSETS CONSIST OF:
   Paid in capital .......................................................   $       22,611,838   $    20,907,515   $    62,881,902
   Distribution in excess of net investment income .......................             (257,667)               --                --
   Accumulated net realized loss on investments ..........................             (977,681)          (97,875)               --
   Net unrealized appreciation (depreciation) on investments .............             (185,383)          927,182                --
                                                                             ------------------   ---------------   ---------------
TOTAL NET ASSETS .........................................................   $       21,191,107   $    21,736,822   $    62,881,902
                                                                             ==================   ===============   ===============
CLASS N:
   Net Assets ............................................................   $        1,905,773   $    21,736,822   $    62,881,902
   Shares of beneficial interest outstanding (unlimited authorization) ...              208,128         2,125,304        62,882,056
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..................................   $             9.16   $         10.23   $          1.00
                                                                             ==================   ===============   ===============
CLASS I:
   Net Assets ............................................................   $       19,285,334   $            --   $            --
   Shares of beneficial interest outstanding (unlimited authorization) ...            2,106,470                --                --
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..................................   $             9.16   $            --   $            --
                                                                             ==================   ===============   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 50

Aston Funds

FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                                                   MONTAG
                                                                                 & CALDWELL          ABN AMRO        VEREDUS SELECT
                                                                                 GROWTH FUND        GROWTH FUND       GROWTH FUND
                                                                             ------------------   ---------------   ---------------
INVESTMENT INCOME:
   Dividends .............................................................   $       13,828,446   $     5,260,381   $       118,974
   Less: foreign taxes withheld ..........................................              (91,943)               --                --
   Interest ..............................................................                   --                --             6,659
                                                                             ------------------   ---------------   ---------------
      Total investment income ............................................           13,736,503         5,260,381           125,633
                                                                             ------------------   ---------------   ---------------
EXPENSES:
   Investment advisory fees (Note G) .....................................            6,691,707         2,759,606           148,759
   Distribution expenses(a) (Note G) .....................................              992,769           469,052            45,073
   Transfer agent fees (Note G) ..........................................              239,090           191,661            31,593
   Administration fees (Note G) ..........................................              503,054           206,391            16,225
   Registration expenses .................................................               35,887            25,179            13,938
   Custodian fees ........................................................               44,169            20,259             2,068
   Audit and tax fees ....................................................               16,455            11,288             8,902
   Legal fees ............................................................               37,640            16,453               672
   Reports to shareholder expense ........................................               87,669            38,596             1,809
   Trustees fees and related expenses (Note G) ...........................               48,334            19,620               799
   Interest expense (Note H) .............................................               21,549             3,263                --
   Other expenses ........................................................              227,824            44,801             2,867
                                                                             ------------------   ---------------   ---------------
      Total expenses before waivers ......................................            8,946,147         3,806,169           272,705
                                                                             ------------------   ---------------   ---------------
      Less: Investment advisory fees waived (Note G) .....................                   --                --           (32,230)
                                                                             ------------------   ---------------   ---------------
      Net expenses .......................................................            8,946,147         3,806,169           240,475
                                                                             ------------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS) .............................................            4,790,356         1,454,212          (114,842)
                                                                             ------------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments ......................................          133,760,462        65,035,313         2,532,907
   Net change in unrealized appreciation (depreciation) on investments ...          (27,060,325)      (35,889,890)          407,766
                                                                             ------------------   ---------------   ---------------

   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .......................          106,700,137        29,145,423         2,940,673
                                                                             ------------------   ---------------   ---------------

   NET INCREASE IN NET ASSETS FROM OPERATIONS ............................   $      111,490,493   $    30,599,635   $     2,825,831
                                                                             ==================   ===============   ===============

----------
(a) Distribution expense is incurred at the Class N level for all funds except Montag & Caldwell Growth Fund and ABN AMRO Growth Fund. The distribution expense for Class N and R of the Montag & Caldwell Growth Fund is $991,452 and $1,317, respectively. The distribution expense for Class N and R of the ABN AMRO Growth Fund is $464,928 and $4,124, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 51

Aston Funds

FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

STATEMENT OF OPERATIONS - CONTINUED

--------------------------------------------------------------------------------

                                                                                  OPTIMUM               TAMRO
                                                                                 LARGE CAP            LARGE CAP          VALUE
                                                                             OPPORTUNITY FUND(a)      VALUE FUND          FUND
                                                                             -------------------   --------------   ---------------
INVESTMENT INCOME:
   Dividends .............................................................   $             2,656   $      120,865   $     4,388,277
   Less: foreign taxes withheld ..........................................                    --             (314)         (110,568)
   Interest ..............................................................                   544               --                --
                                                                             -------------------   --------------   ---------------
      Total investment income ............................................                 3,200          120,551         4,277,709
                                                                             -------------------   --------------   ---------------
EXPENSES:
   Investment advisory fees (Note G) .....................................                 2,067           63,549         1,499,142
   Distribution expenses (Note G) ........................................                   646           19,859           145,543
   Transfer agent fees (Note G) ..........................................                 4,788            9,311            13,475
   Administration fees (Note G) ..........................................                 5,034           11,150           102,537
   Registration expenses .................................................                 4,190            9,414            15,384
   Custodian fees ........................................................                 2,853            2,220            12,553
   Audit and tax fees ....................................................                 4,437            8,897             9,657
   Legal fees ............................................................                    15              301             6,752
   Amortization of organization costs (Note B-9) .........................                16,174               --                --
   Reports to shareholder expense ........................................                    26              946            12,162
   Trustees fees and related expenses (Note G) ...........................                    18              359             8,045
   Interest expense (Note H) .............................................                    --               --                --
   Other expenses ........................................................                 1,496            2,688            15,550
                                                                             -------------------   --------------   ---------------
      Total expenses before waivers ......................................                41,744          128,694         1,840,800
                                                                             -------------------   --------------   ---------------
      Less: Investment advisory fees waived (Note G) .....................                (2,067)         (33,009)         (402,286)
      Less: Expenses reimbursed (Note G) .................................               (36,056)              --                --
                                                                             -------------------   --------------   ---------------
      Net expenses .......................................................                 3,621           95,685         1,438,514
                                                                             -------------------   --------------   ---------------
NET INVESTMENT INCOME (LOSS) .............................................                  (421)          24,866         2,839,195
                                                                             -------------------   --------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments ...............................                (5,631)         902,344        13,859,749
   Net realized loss on foreign currency transactions ....................                    --               --                --
   Net change in unrealized appreciation (depreciation) on investments ...               113,419          147,900        21,970,173
                                                                             -------------------   --------------   ---------------

   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .......................               107,788        1,050,244        35,829,922
                                                                             -------------------   --------------   ---------------

   NET INCREASE IN NET ASSETS FROM OPERATIONS ............................   $           107,367   $    1,075,110   $    38,669,117
                                                                             ===================   ==============   ===============

----------
(a) Optimum Large Cap Opportunity Fund commenced investment operations on December 28, 2006.

(b) River Road Small-Mid Cap Fund commenced investment operations on March 29, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 52

Aston Funds

                                                                                 RIVER ROAD           OPTIMUM          RIVER ROAD
                                                                               DYNAMIC EQUITY         MID CAP        SMALL-MID CAP
                                                                                INCOME FUND             FUND            FUND(b)
                                                                             -------------------   --------------   ---------------
INVESTMENT INCOME:
   Dividends .............................................................   $           681,108   $    4,481,168   $         8,303
   Less: foreign taxes withheld ..........................................                (6,907)         (21,653)               --
   Interest ..............................................................                 8,089               --                --
                                                                             -------------------   --------------   ---------------
      Total investment income ............................................               682,290        4,459,515             8,303
                                                                             -------------------   --------------   ---------------
EXPENSES:
   Investment advisory fees (Note G) .....................................                93,417        2,716,532             3,285
   Distribution expenses (Note G) ........................................                33,363          804,342               821
   Transfer agent fees (Note G) ..........................................                14,497          250,308               972
   Administration fees (Note G) ..........................................                14,659          193,131             1,380
   Registration expenses .................................................                 8,763           17,805               800
   Custodian fees ........................................................                 5,869           18,075               619
   Audit and tax fees ....................................................                 8,870           10,448             2,394
   Legal fees ............................................................                   348           13,018                 3
   Amortization of organization costs (Note B-9) .........................                    --               --             6,014
   Reports to shareholder expense ........................................                   794           35,249                 6
   Trustees fees and related expenses (Note G) ...........................                   414           15,961                 4
   Interest expense (Note H) .............................................                   120            2,605                --
   Other expenses ........................................................                 2,469           28,042               542
                                                                             -------------------   --------------   ---------------
      Total expenses before waivers ......................................               183,583        4,105,516            16,840
                                                                             -------------------   --------------   ---------------
      Less: Investment advisory fees waived (Note G) .....................               (10,795)              --            (3,285)
      Less: Expenses reimbursed (Note G) .................................                    --               --            (8,628)
                                                                             -------------------   --------------   ---------------
      Net expenses .......................................................               172,788        4,105,516             4,927
                                                                             -------------------   --------------   ---------------
   NET INVESTMENT INCOME (LOSS) ..........................................               509,502          353,999             3,376
                                                                             -------------------   --------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments ...............................               759,218       46,955,677            27,228
   Net realized loss on foreign currency transactions ....................                (2,647)              --                --
   Net change in unrealized appreciation (depreciation) on investments ...               993,274       37,971,068           (23,124)
                                                                             -------------------   --------------   ---------------

   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .......................             1,749,845       84,926,745             4,104
                                                                             -------------------   --------------   ---------------

   NET INCREASE IN NET ASSETS FROM OPERATIONS ............................   $         2,259,347   $   85,280,744   $         7,480
                                                                             ===================   ==============   ===============

                                                                                   VEREDUS             TAMRO           RIVER ROAD
                                                                                 AGGRESSIVE          SMALL CAP         SMALL CAP
                                                                                 GROWTH FUND            FUND           VALUE FUND
                                                                             -------------------   --------------   ----------------
INVESTMENT INCOME:
   Dividends .............................................................   $           416,409   $    1,437,353   $     2,731,192
   Less: foreign taxes withheld ..........................................                    --               --            (9,477)
   Interest ..............................................................                    --               --            63,497
                                                                             -------------------   --------------   ---------------
      Total investment income ............................................               416,409        1,437,353         2,785,212
                                                                             -------------------   --------------   ---------------
EXPENSES:
   Investment advisory fees (Note G) .....................................             1,805,316        1,452,652         1,323,061
   Distribution expenses (Note G) ........................................               287,513          277,388           335,095
   Transfer agent fees (Note G) ..........................................               145,343          101,933           156,281
   Administration fees (Note G) ..........................................                99,532           88,061            81,668
   Registration expenses .................................................                22,156           23,804            13,863
   Custodian fees ........................................................                15,010            7,588            21,732
   Audit and tax fees ....................................................                10,077            9,442             9,294
   Legal fees ............................................................                 8,878            5,046             3,519
   Amortization of organization costs (Note B-9) .........................                    --               --             4,189
   Reports to shareholder expense ........................................                26,517           12,620             7,076
   Trustees fees and related expenses (Note G) ...........................                10,586            6,013             4,777
   Interest expense (Note H) .............................................                48,146               --                --
   Other expenses                                                                         25,761           10,882             6,076
                                                                             -------------------   --------------   ---------------
      Total expenses before waivers ......................................             2,504,835        1,995,429         1,966,631
                                                                             -------------------   --------------   ---------------
      Less: Investment advisory fees waived (Note G) .....................                    --          (27,468)               --
      Less: Expenses reimbursed (Note G) .................................                    --               --                --
                                                                             -------------------   --------------   ---------------
      Net expenses .......................................................             2,504,835        1,967,961         1,966,631
                                                                             -------------------   --------------   ---------------
NET INVESTMENT INCOME (LOSS) .............................................            (2,088,426)        (530,608)          818,581
                                                                             -------------------   --------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments ...............................            32,996,715        9,868,270        13,082,582
   Net realized loss on foreign currency transactions ....................                    --               --                --
   Net change in unrealized appreciation (depreciation) on investments ...             6,985,594       15,264,366        10,882,637
                                                                             -------------------   --------------   ---------------

   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .......................            39,982,309       25,132,636        23,965,219
                                                                             -------------------   --------------   ---------------

   NET INCREASE IN NET ASSETS FROM OPERATIONS ............................   $        37,893,883   $   24,602,028   $    24,783,800
                                                                             ===================   ==============   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 53

Aston Funds

FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

STATEMENT OF OPERATIONS - CONTINUED

--------------------------------------------------------------------------------

                                                                                           ABN AMRO       VEREDUS        MONTAG
                                                                                         REAL ESTATE      SCITECH      & CALDWELL
                                                                                             FUND           FUND      BALANCED FUND
                                                                                        -------------   -----------   -------------
INVESTMENT INCOME:
   Dividends ........................................................................   $   2,245,740   $     5,167   $     138,570
   Less: foreign taxes withheld .....................................................         (21,581)           --            (757)
   Interest .........................................................................              --            13         186,270
                                                                                        -------------   -----------   -------------
      Total investment income .......................................................       2,224,159         5,180         324,083
                                                                                        -------------   -----------   -------------
EXPENSES:
   Investment advisory fees (Note G) ................................................         623,083        16,886          98,044
   Distribution expenses (Note G) ...................................................          96,049         4,221          24,306
   Transfer agent fees (Note G) .....................................................          22,942         8,178          16,600
   Administration fees (Note G) .....................................................          38,144         7,929          15,026
   Registration expenses ............................................................          16,956         6,071          21,040
   Custodian fees ...................................................................           4,412         2,267           3,104
   Audit and tax fees ...............................................................           9,102         8,857           7,647
   Legal fees .......................................................................           2,269            69             555
   Reports to shareholder expense ...................................................           4,543           461           1,418
   Trustees fees and related expenses (Note G) ......................................           2,704            79             663
   Interest expense (Note H) ........................................................             551            --           2,549
   Other expenses ...................................................................           6,474         2,019           4,029
                                                                                        -------------   -----------   -------------
      Total expenses before waivers .................................................         827,229        57,037         194,981
                                                                                        -------------   -----------   -------------
      Less: Investment advisory fees waived (Note G) ................................         (32,872)      (16,886)        (24,977)
      Less: Administration fees waived ..............................................              --       (13,140)             --
                                                                                        -------------   -----------   -------------
      Net expenses ..................................................................         794,357        27,011         170,004
                                                                                        -------------   -----------   -------------
NET INVESTMENT INCOME (LOSS) ........................................................       1,429,802       (21,831)        154,079
                                                                                        -------------   -----------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments ..........................................      15,567,066        99,752       1,734,177
   Net realized loss on foreign currency transactions ...............................         (31,727)           --              --
   Net change in unrealized appreciation (depreciation) on investments ..............     (10,717,227)      111,241        (889,250)
   Net change in unrealized appreciation on translation of assets and
     liabilities denominated in foreign currency ....................................           1,329            --              --
                                                                                        -------------   -----------   -------------

   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...........................       4,819,441       210,993         844,927
                                                                                        -------------   -----------   -------------

   NET INCREASE IN NET ASSETS FROM OPERATIONS .......................................   $   6,249,243   $   189,162   $     999,006
                                                                                        =============   ===========   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 54

Aston Funds

                                                                                                          ABN AMRO         TCH
                                                                                           BALANCED      HIGH YIELD    FIXED INCOME
                                                                                             FUND        BOND FUND         FUND
                                                                                        -------------   -----------   -------------
INVESTMENT INCOME:
   Dividends ........................................................................   $     244,276   $    15,754   $      99,693
   Less: foreign taxes withheld .....................................................              --            --              --
   Interest .........................................................................         410,859       832,571       2,844,160
                                                                                        -------------   -----------   -------------
      Total investment income .......................................................         655,135       848,325       2,943,853
                                                                                        -------------   -----------   -------------
EXPENSES:
   Investment advisory fees (Note G) ................................................         169,749        48,199         292,288
   Distribution expenses (Note G) ...................................................          60,625         6,759          81,112
   Transfer agent fees (Note G) .....................................................          11,597        14,382          33,511
   Administration fees (Note G) .....................................................          22,989        20,146          37,625
   Registration expenses ............................................................           7,475        11,347          17,606
   Custodian fees ...................................................................           3,730         1,923           3,725
   Audit and tax fees ...............................................................           9,121         8,899           9,259
   Legal fees .......................................................................           1,222           401           2,048
   Reports to shareholder expense ...................................................           2,873           708           5,260
   Trustees fees and related expenses (Note G) ......................................           1,392           477           2,562
   Interest expense (Note H) ........................................................           3,828            --           1,208
   Other expenses ...................................................................           6,971         3,000           8,710
                                                                                        -------------   -----------   -------------
      Total expenses before waivers .................................................         301,572       116,241         494,914
                                                                                        -------------   -----------   -------------
      Less: Investment advisory fees waived (Note G) ................................              --       (48,199)       (151,299)
      Less: Administration fees waived ..............................................              --        (2,400)             --
                                                                                        -------------   -----------   -------------
      Net expenses ..................................................................         301,572        65,642         343,615
                                                                                        -------------   -----------   -------------
NET INVESTMENT INCOME (LOSS) ........................................................         353,563       782,683       2,600,238
                                                                                        -------------   -----------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments ..........................................       4,393,731       121,494       2,629,309
   Net realized loss on foreign currency transactions ...............................              --            --              --
   Net change in unrealized appreciation (depreciation) on investments ..............      (2,105,190)      357,311          27,601
   Net change in unrealized appreciation on translation of assets and
     liabilities denominated in foreign currency ....................................              --            --              --
                                                                                        -------------   -----------   -------------

   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...........................       2,288,541       478,805       2,656,910
                                                                                        -------------   -----------   -------------

   NET INCREASE IN NET ASSETS FROM OPERATIONS .......................................   $   2,642,104   $ 1,261,488   $   5,257,148
                                                                                        =============   ===========   =============

                                                                                       TCH            MCDONNELL         ABN AMRO
                                                                                 INVESTMENT GRADE   MUNICIPAL BOND   INVESTOR MONEY
                                                                                     BOND FUND           FUND          MARKET FUND
                                                                                 ----------------   --------------   --------------
INVESTMENT INCOME:
   Dividends .................................................................   $         57,815   $       19,026   $       20,237
   Less: foreign taxes withheld ..............................................                 --               --               --
   Interest ..................................................................            540,906          541,564        1,933,801
                                                                                 ----------------   --------------   --------------
      Total investment income ................................................            598,721          560,590        1,954,038
                                                                                 ----------------   --------------   --------------
EXPENSES:
   Investment advisory fees (Note G) .........................................             58,500           76,487          147,309
   Distribution expenses (Note G) ............................................              3,014            8,295               --
   Transfer agent fees (Note G) ..............................................             11,927           15,416           15,253
   Administration fees (Note G) ..............................................             16,852           14,715           24,607
   Registration expenses .....................................................             14,850            8,193           11,891
   Custodian fees ............................................................              2,023            1,392            5,979
   Audit and tax fees ........................................................              8,917            8,958            7,557
   Legal fees ................................................................                509              594            1,458
   Reports to shareholder expense ............................................              1,022            2,444            2,544
   Trustees fees and related expenses (Note G) ...............................                607              718            1,739
   Interest expense (Note H) .................................................                255              511               --
   Other expenses ............................................................              3,419            4,166            7,904
                                                                                 ----------------   --------------   --------------
      Total expenses before waivers ..........................................            121,895          141,889          226,241
                                                                                 ----------------   --------------   --------------
      Less: Investment advisory fees waived (Note G) .........................            (43,523)         (58,283)              --
      Less: Administration fees waived .......................................                 --               --               --
                                                                                 ----------------   --------------   --------------
      Net expenses ...........................................................             78,372           83,606          226,241
                                                                                 ----------------   --------------   --------------
NET INVESTMENT INCOME (LOSS) .................................................            520,349          476,984        1,727,797
                                                                                 ----------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments ...................................           (194,155)          22,278               --
   Net realized loss on foreign currency transactions ........................                 --               --               --
   Net change in unrealized appreciation (depreciation) on investments .......            284,710         (214,593)              --
   Net change in unrealized appreciation on translation of assets and
     liabilities denominated in foreign currency .............................                 --               --               --
                                                                                 ----------------   --------------   --------------

   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....................             90,555         (192,315)              --
                                                                                 ----------------   --------------   --------------

   NET INCREASE IN NET ASSETS FROM OPERATIONS ................................   $        610,904   $      284,669   $    1,727,797
                                                                                 ================   ==============   ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 55

Aston Funds

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                     MONTAG & CALDWELL                        ABN AMRO
                                                                        GROWTH FUND                          GROWTH FUND
                                                           -----------------------------------   ----------------------------------
                                                           SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
                                                            APRIL 30, 2007       OCTOBER 31,      APRIL 30, 2007      OCTOBER 31,
                                                              (UNAUDITED)           2006           (UNAUDITED)           2006
                                                           ----------------   ----------------   ----------------   ---------------
NET ASSETS AT BEGINNING OF PERIOD ......................   $  2,093,475,923   $  2,720,779,560   $    908,528,310   $ 1,338,862,792
                                                           ----------------   ----------------   ----------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ........................          4,790,356         10,567,448          1,454,212         1,386,366
   Net realized gain (loss) on investments sold ........        133,760,462        178,041,946         65,035,313       105,651,927
   Net change in unrealized appreciation (depreciation)
     on investments ....................................        (27,060,325)          (542,285)       (35,889,890)      (40,159,133)
                                                           ----------------   ----------------   ----------------   ---------------
      Net increase in net assets from operations .......        111,490,493        188,067,109         30,599,635        66,879,160
                                                           ----------------   ----------------   ----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ..........................................         (1,576,502)        (2,679,882)          (279,220)               --
      Class I ..........................................         (3,940,568)        (9,512,208)        (1,663,972)       (1,514,894)
   Net realized gain on investments:
      Class N ..........................................         (5,661,531)                --        (49,264,625)      (39,262,754)
      Class I ..........................................         (8,346,214)                --        (53,556,305)      (20,962,724)
      Class R ..........................................             (3,906)                --           (203,793)          (55,562)
                                                           ----------------   ----------------   ----------------   ---------------
         Total distributions ...........................        (19,528,721)       (12,192,090)      (104,967,915)      (61,795,934)
                                                           ----------------   ----------------   ----------------   ---------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ..........................................         99,305,474        203,108,173         45,366,060        91,562,732
      Class I ..........................................        116,230,160        215,927,315         18,683,967        71,772,049
      Class R ..........................................            105,382            259,091            222,936         1,159,338
   Proceeds from reinvestment of distributions:
      Class N ..........................................          6,823,617          2,534,223         43,442,070        35,934,679
      Class I ..........................................         10,948,687          8,084,120         53,945,878        21,578,017
      Class R ..........................................              3,800                 --            178,214            35,886
   Cost of shares redeemed:
      Class N ..........................................       (231,787,412)      (418,992,691)      (179,899,463)     (570,368,704)
      Class I ..........................................       (348,982,525)      (813,779,519)      (226,488,455)      (86,459,794)
      Class R ..........................................           (361,827)          (319,368)          (864,955)         (631,911)
                                                           ----------------   ----------------   ----------------   ---------------
         Net increase (decrease) from capital share
           transactions ................................       (347,714,644)      (803,178,656)      (245,413,748)     (435,417,708)
                                                           ----------------   ----------------   ----------------   ---------------
         Total increase (decrease) in net assets .......       (255,752,872)      (627,303,637)      (319,782,028)     (430,334,482)
                                                           ----------------   ----------------   ----------------   ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........   $  1,837,723,051   $  2,093,475,923   $    588,746,282   $   908,528,310
                                                           ================   ================   ================   ===============
   (A) Undistributed (distributions in excess of) net
      investment income (loss) .........................   $       (127,811)  $        598,903   $       (197,004)  $       291,976
                                                           ================   ================   ================   ===============

----------
(a) Optimum Large Cap Opportunity Fund commenced investment operations on December 28, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 56

Aston Funds

                                                                                        VEREDUS SELECT            OPTIMUM LARGE CAP
                                                                                         GROWTH FUND              OPPORTUNITY FUND
                                                                              ---------------------------------   -----------------
                                                                              SIX MONTHS ENDED     YEAR ENDED        PERIOD ENDED
                                                                               APRIL 30, 2007      OCTOBER 31,    APRIL 30, 2007(a)
                                                                                 (UNAUDITED)          2006           (UNAUDITED)
                                                                              ----------------   --------------   -----------------
NET ASSETS AT BEGINNING OF PERIOD .........................................   $     35,702,444   $   13,269,721   $              --
                                                                              ----------------   --------------   -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ...........................................           (114,842)         (72,327)               (421)
   Net realized gain (loss) on investments sold ...........................          2,532,907         (329,813)             (5,631)
   Net change in unrealized appreciation (depreciation) on investments ....            407,766        2,284,821             113,419
                                                                              ----------------   --------------   -----------------
      Net increase in net assets from operations ..........................          2,825,831        1,882,681             107,367
                                                                              ----------------   --------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N .............................................................                 --               --                  --
      Class I .............................................................                 --               --                  --
   Net realized gain on investments:
      Class N .............................................................                 --          (19,255)                 --
      Class I .............................................................                 --               --                  --
      Class R .............................................................                 --               --                  --
                                                                              ----------------   --------------   -----------------
         Total distributions ..............................................                 --          (19,255)                 --
                                                                              ----------------   --------------   -----------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N .............................................................          5,801,775       28,781,808           1,752,675
      Class I .............................................................            287,184          939,529                  --
      Class R .............................................................                 --               --                  --
   Proceeds from reinvestment of distributions:
      Class N .............................................................                 --           17,181                  --
      Class I .............................................................                 --               --                  --
      Class R .............................................................                 --               --                  --
   Cost of shares redeemed:
      Class N .............................................................         (4,662,188)      (9,158,852)             (2,841)
      Class I .............................................................                 --          (10,369)                 --
      Class R .............................................................                 --               --                  --
                                                                              ----------------   --------------   -----------------
         Net increase (decrease) from capital share transactions ..........          1,426,771       20,569,297           1,749,834
                                                                              ----------------   --------------   -----------------
         Total increase (decrease) in net assets ..........................          4,252,602       22,432,723           1,857,201
                                                                              ----------------   --------------   -----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ............................   $     39,955,046   $   35,702,444   $       1,857,201
                                                                              ================   ==============   =================
   (A) Undistributed (distributions in excess of) net investment income
      (loss) ..............................................................   $       (114,842)  $           --   $            (421)
                                                                              ================   ==============   =================

                                                                     TAMRO LARGE CAP
                                                                        VALUE FUND                           VALUE FUND
                                                           -----------------------------------   ----------------------------------
                                                           SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                            APRIL 30, 2007       OCTOBER 31,      APRIL 30, 2007      OCTOBER 31,
                                                              (UNAUDITED)           2006            (UNAUDITED)           2006
                                                           ----------------   ----------------   ----------------   ---------------
NET ASSETS AT BEGINNING OF PERIOD ......................   $     15,863,669   $     21,589,988   $    351,485,956   $   288,285,791
                                                           ----------------   ----------------   ----------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ........................             24,866            130,244          2,839,195         5,631,245
   Net realized gain (loss) on investments sold ........            902,344          2,227,972         13,859,749        14,234,705
   Net change in unrealized appreciation (depreciation)
     on investments ....................................            147,900             34,338         21,970,173        37,592,341
                                                           ----------------   ----------------   ----------------   ---------------
      Net increase in net assets from operations .......          1,075,110          2,392,554         38,669,117        57,458,291
                                                           ----------------   ----------------   ----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ..........................................            (36,681)          (152,087)          (772,775)       (1,514,453)
      Class I ..........................................                 --                 --         (2,071,042)       (3,940,727)
   Net realized gain on investments:
      Class N ..........................................         (1,853,376)                --         (4,166,904)       (1,521,026)
      Class I ..........................................                 --                 --         (9,982,842)       (3,052,213)
      Class R ..........................................                 --                 --                 --                --
                                                           ----------------   ----------------   ----------------   ---------------
         Total distributions ...........................         (1,890,057)          (152,087)       (16,993,563)      (10,028,419)
                                                           ----------------   ----------------   ----------------   ---------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ..........................................          1,224,388          2,270,591         33,423,366        20,283,165
      Class I ..........................................                 --                 --                 --        15,805,707
      Class R ..........................................                 --                 --                 --                --
   Proceeds from reinvestment of distributions:
      Class N ..........................................          1,804,295            145,318          4,884,130         2,925,329
      Class I ..........................................                 --                 --         12,053,884         6,992,944
      Class R ..........................................                 --                 --                 --                --
   Cost of shares redeemed:
      Class N ..........................................         (2,616,278)       (10,382,695)       (20,626,984)      (29,592,732)
      Class I ..........................................                 --                 --           (464,618)         (644,120)
      Class R ..........................................                 --                 --                 --                --
                                                           ----------------   ----------------   ----------------   ---------------
         Net increase (decrease) from capital share
           transactions ................................            412,405         (7,966,786)        29,269,778        15,770,293
                                                           ----------------   ----------------   ----------------   ---------------
         Total increase (decrease) in net assets .......           (402,542)        (5,726,319)        50,945,332        63,200,165
                                                           ----------------   ----------------   ----------------   ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........   $     15,461,127   $     15,863,669   $    402,431,288   $   351,485,956
                                                           ================   ================   ================   ===============
   (A) Undistributed (distributions in excess of) net
      investment income (loss) .........................   $        (11,815)  $             --   $        323,588   $       328,210
                                                           ================   ================   ================   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 57

Aston Funds

--------------------------------------------------------------------------------

                                                                   RIVER ROAD
                                                                 DYNAMIC EQUITY                        OPTIMUM
                                                                  INCOME FUND                        MID CAP FUND
                                                        --------------------------------   --------------------------------
                                                        SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                         APRIL 30, 2007     OCTOBER 31,     APRIL 30, 2007     OCTOBER 31,
                                                          (UNAUDITED)          2006           (UNAUDITED)          2006
                                                        ----------------   -------------   ----------------   -------------
NET ASSETS AT BEGINNING OF PERIOD ...................   $     15,899,329   $   5,325,624   $    659,560,772   $ 621,888,361
                                                        ----------------   -------------   ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) .....................            509,502         299,645            353,999        (356,852)
   Net realized gain on investments sold and
     foreign currency transactions ..................            756,571         279,902         46,955,677      45,528,194
   Short-term capital gain distributions
     received .......................................                 --             479                 --              --
   Long-term capital gain distributions
     received .......................................                 --           2,308                 --              --
   Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and liabilities
     denominated in foreign currency ................            993,274       1,092,244         37,971,068      80,422,895
                                                        ----------------   -------------   ----------------   -------------
      Net increase in net assets from operations ....          2,259,347       1,674,578         85,280,744     125,594,237
                                                        ----------------   -------------   ----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N .......................................           (424,756)       (282,923)                --              --
   Net realized gain on investments:
      Class N .......................................           (200,230)             --        (39,625,880)    (21,122,968)
      Class I .......................................                 --              --         (5,925,649)     (2,864,757)
                                                        ----------------   -------------   ----------------   -------------
         Total distributions ........................           (624,986)       (282,923)       (45,551,529)    (23,987,725)
                                                        ----------------   -------------   ----------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N .......................................         33,377,555      16,540,433        187,627,781     166,051,832
      Class I .......................................                 --              --         25,070,093      22,697,159
   Proceeds from reinvestment of distributions:
      Class N .......................................            595,186         118,813         36,513,916      19,241,505
      Class I .......................................                 --              --          5,039,035       2,546,016
   Cost of shares redeemed:
      Class N .......................................         (8,033,060)     (7,477,196)      (112,981,999)   (245,424,318)
      Class I .......................................                 --              --        (10,566,270)    (29,046,295)
                                                        ----------------   -------------   ----------------   -------------
         Net increase (decrease) from capital
           share transactions .......................         25,939,681       9,182,050        130,702,556     (63,934,101)
                                                        ----------------   -------------   ----------------   -------------
         Total increase (decrease) in net
           assets ...................................         27,574,042      10,573,705        170,431,771      37,672,411
                                                        ----------------   -------------   ----------------   -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......   $     43,473,371   $  15,899,329   $    829,992,543   $ 659,560,772
                                                        ================   =============   ================   =============
   (A) Undistributed (distributions in excess of)
       net investment income (loss) .................   $         95,293   $      10,547   $        353,999   $          --
                                                        ================   =============   ================   =============

----------
(a) River Road Small-Mid Cap Fund commenced investment operations on March 29, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 58

Aston Funds

                                                            RIVER ROAD                  VEREDUS
                                                          SMALL-MID CAP            AGGRESSIVE GROWTH
                                                               FUND                       FUND
                                                        -----------------   --------------------------------
                                                           PERIOD ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                        APRIL 30, 2007(a)    APRIL 30, 2007     OCTOBER 31,
                                                           (UNAUDITED)        (UNAUDITED)          2006
                                                        -----------------   ----------------   -------------
NET ASSETS AT BEGINNING OF PERIOD ...................   $              --   $    517,810,019   $ 705,738,099
                                                        -----------------   ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) .....................               3,376         (2,088,426)     (7,292,453)
   Net realized gain on investments sold and
     foreign currency transactions ..................              27,228         32,996,715     105,379,858
   Short-term capital gain distributions
     received .......................................                  --                 --              --
   Long-term capital gain distributions
     received .......................................                  --                 --              --
   Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and liabilities
     denominated in foreign currency ................             (23,124)         6,985,594     (92,919,094)
                                                        -----------------   ----------------   -------------
      Net increase in net assets from operations ....               7,480         37,893,883       5,168,311
                                                        -----------------   ----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N .......................................                  --                 --              --
   Net realized gain on investments:
      Class N .......................................                  --        (20,581,456)             --
      Class I .......................................                  --         (9,299,234)             --
                                                        -----------------   ----------------   -------------
         Total distributions ........................                  --        (29,880,690)             --
                                                        -----------------   ----------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N .......................................           5,888,191         14,072,328     101,761,208
      Class I .......................................                  --         18,041,979      49,584,463
   Proceeds from reinvestment of distributions:
      Class N .......................................                  --         19,760,404              --
      Class I .......................................                  --          7,691,304              --
   Cost of shares redeemed:
      Class N .......................................              (3,750)      (252,169,192)   (289,738,756)
      Class I .......................................                  --        (78,876,500)    (54,703,306)
                                                        -----------------   ----------------   -------------
         Net increase (decrease) from capital
           share transactions .......................           5,884,441       (271,479,677)   (193,096,391)
                                                        -----------------   ----------------   -------------
         Total increase (decrease) in net assets ....           5,891,921       (263,466,484)   (187,928,080)
                                                        -----------------   ----------------   -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......   $       5,891,921   $    254,343,535   $ 517,810,019
                                                        =================   ================   =============
   (A) Undistributed (distributions in excess of)
       net investment income (loss) .................   $           3,376   $     (2,088,426)  $          --
                                                        =================   ================   =============

                                                                     TAMRO
                                                                 SMALL CAP FUND
                                                        --------------------------------
                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         APRIL 30, 2007     OCTOBER 31,
                                                           (UNAUDITED)          2006
                                                        ----------------   -------------
NET ASSETS AT BEGINNING OF PERIOD ...................   $    246,443,981   $ 160,381,859
                                                        ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) .....................           (530,608)       (616,289)
   Net realized gain on investments sold and
     foreign currency transactions ..................          9,868,270      15,842,217
   Short-term capital gain distributions
     received .......................................                 --              --
   Long-term capital gain distributions
     received .......................................                 --              --
   Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and liabilities
     denominated in foreign currency ................         15,264,366      26,581,227
                                                        ----------------   -------------
     Net increase in net assets from
       operations ...................................         24,602,028      41,807,155
                                                        ----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N .......................................                --               --
   Net realized gain on investments:
      Class N .......................................        (10,988,047)             --
      Class I .......................................         (4,397,870)             --
                                                        ----------------   -------------
         Total distributions ........................        (15,385,917)             --
                                                        ----------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N .......................................         89,506,459      97,057,060
      Class I .......................................         85,277,657      55,954,648
   Proceeds from reinvestment of
     distributions:
      Class N .......................................         10,175,793              --
      Class I .......................................          2,712,397              --
   Cost of shares redeemed:
      Class N .......................................        (46,491,675)    (96,407,979)
      Class I .......................................        (19,033,772)    (12,348,762)
                                                        ----------------   -------------
         Net increase (decrease) from capital
           share transactions .......................        122,146,859      44,254,967
                                                        ----------------   -------------
         Total increase (decrease) in net assets ....        131,362,970      86,062,122
                                                        ----------------   -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......   $    377,806,951   $ 246,443,981
                                                        ================   =============
   (A) Undistributed (distributions in excess of)
       net investment income (loss) .................   $       (278,252)  $     252,356
                                                        ================   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 59

Aston Funds

--------------------------------------------------------------------------------

                                                                   RIVER ROAD                            ABN AMRO
                                                              SMALL CAP VALUE FUND                   REAL ESTATE FUND
                                                        --------------------------------   -----------------------------------
                                                        SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED
                                                         APRIL 30, 2007     OCTOBER 31,     APRIL 30, 2007      OCTOBER 31,
                                                          (UNAUDITED)           2006         (UNAUDITED)            2006
                                                        ----------------   -------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ...................   $    167,437,729   $   6,299,392   $    118,531,381   $     87,561,637
                                                        ----------------   -------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) .....................            818,581         269,582          1,429,802          2,014,141
   Net realized gain on investments sold and
     foreign currency transactions ..................         13,082,582       1,833,142         15,535,339         24,074,545
   Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and liabilities
     denominated in foreign currency ................         10,882,637      10,022,179        (10,715,898)         7,993,747
                                                        ----------------   -------------   ----------------   ----------------
      Net increase in net assets from
        operations ..................................         24,783,800      12,124,903          6,249,243         34,082,433
                                                        ----------------   -------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N .......................................           (526,989)             --           (190,594)          (449,156)
      Class I .......................................            (47,496)             --           (164,987)          (370,550)
   Net realized gain on investments:
      Class N .......................................         (2,150,823)             --        (15,755,762)        (6,115,413)
      Class I .......................................            (29,168)             --         (9,790,333)        (3,722,701)
                                                        ----------------   -------------   ----------------   ----------------
         Total distributions ........................         (2,754,476)             --        (25,901,676)       (10,657,820)
                                                        ----------------   -------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N .......................................        182,963,104     167,436,095         18,242,152         20,175,988
      Class I .......................................         58,954,388              --                300          4,511,196
   Proceeds from reinvestment of distributions:
      Class N .......................................          2,417,432              --         15,714,374          6,469,845
      Class I .......................................             45,791              --          9,955,320          4,093,252
   Cost of shares redeemed:
      Class N .......................................        (75,613,428)    (18,422,661)       (20,697,198)       (22,800,811)
      Class I .......................................           (535,347)             --         (3,989,488)        (4,904,339)
                                                        ----------------   -------------   ----------------   ----------------
         Net increase (decrease) from capital
           share transactions .......................        168,231,940     149,013,434         19,225,460          7,545,131
                                                        ----------------   -------------   ----------------   ----------------
         Total increase (decrease) in net
           assets ...................................        190,261,264     161,138,337           (426,973)        30,969,744
                                                        ----------------   -------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......   $    357,698,993   $ 167,437,729   $    118,104,408   $    118,531,381
                                                        ================   =============   ================   ================
   (A) Undistributed (distributions in excess of)
       net investment income (loss) .................   $        490,575   $     246,479   $      1,074,940   $            719
                                                        ================   =============   ================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 60

Aston Funds

                                                                     VEREDUS                       MONTAG & CALDWELL
                                                                  SCITECH FUND                       BALANCED FUND
                                                        --------------------------------   --------------------------------
                                                        SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                         APRIL 30, 2007     OCTOBER 31,     APRIL 30, 2007     OCTOBER 31,
                                                           (UNAUDITED)         2006          (UNAUDITED)          2006
                                                        ----------------   -------------   ----------------   -------------
NET ASSETS AT BEGINNING OF PERIOD ...................   $      3,409,003   $   4,553,922   $     30,995,506   $  68,367,989
                                                        ----------------   -------------   ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) .....................            (21,831)        (50,162)           154,079         561,605
   Net realized gain on investments sold and
     foreign currency transactions ..................             99,752         567,029          1,734,177       3,853,595
   Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and liabilities
     denominated in foreign currency ................            111,241        (342,388)          (889,250)     (1,744,561)
                                                        ----------------   -------------   ----------------   -------------
      Net increase in net assets from
        operations ..................................            189,162         174,479            999,006       2,670,639
                                                        ----------------   -------------   ----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N .......................................                 --              --           (144,298)       (577,358)
      Class I .......................................                 --              --            (66,320)       (213,087)
   Net realized gain on investments:
      Class N .......................................                 --              --                 --              --
      Class I .......................................                 --              --                 --              --
                                                        ----------------   -------------   ----------------   -------------
         Total distributions ........................                 --              --           (210,618)       (790,445)
                                                        ----------------   -------------   ----------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N .......................................            593,100       1,376,033            852,151       4,133,925
      Class I .......................................                 --              --            583,888       4,281,107
   Proceeds from reinvestment of distributions:
      Class N .......................................                 --              --            140,850         569,934
      Class I .......................................                 --              --             65,655         211,177
   Cost of shares redeemed:
      Class N .......................................         (1,059,232)     (2,695,431)        (8,110,660)    (31,394,495)
      Class I .......................................                 --              --         (6,508,993)    (17,054,325)
                                                        ----------------   -------------   ----------------   -------------
         Net increase (decrease) from capital
           share transactions .......................           (466,132)     (1,319,398)       (12,977,109)    (39,252,677)
                                                        ----------------   -------------   ----------------   -------------
         Total increase (decrease) in net
           assets ...................................           (276,970)     (1,144,919)       (12,188,721)    (37,372,483)
                                                        ----------------   -------------   ----------------   -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......   $      3,132,033   $   3,409,003   $     18,806,785   $  30,995,506
                                                        ================   =============   ================   =============
   (A) Undistributed (distributions in excess of)
       net investment income (loss) .................   $        (21,831)  $          --   $       (483,242)  $    (426,703)
                                                        ================   =============   ================   =============

                                                                  BALANCED FUND
                                                        --------------------------------
                                                        SIX MONTHS ENDED    YEAR ENDED
                                                         APRIL 30, 2007     OCTOBER 31,
                                                          (UNAUDITED)          2006
                                                        ----------------   -------------
NET ASSETS AT BEGINNING OF PERIOD ...................   $     60,831,234   $ 173,051,478
                                                        ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) .....................            353,563       1,249,001
   Net realized gain on investments sold and
     foreign currency transactions ..................          4,393,731      20,027,943
   Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and liabilities
     denominated in foreign currency ................         (2,105,190)    (14,612,832)
                                                        ----------------   -------------
      Net increase in net assets from
        operations ..................................          2,642,104       6,664,112
                                                        ----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N .......................................           (410,024)     (1,538,340)
      Class I .......................................                 --              --
   Net realized gain on investments:
      Class N .......................................        (17,246,610)     (8,738,671)
      Class I .......................................                 --              --
                                                        ----------------   -------------
         Total distributions ........................        (17,656,634)    (10,277,011)
                                                        ----------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N .......................................          1,992,878       9,368,744
      Class I .......................................                 --              --
   Proceeds from reinvestment of distributions:
      Class N .......................................         17,451,660      10,204,888
      Class I .......................................                 --              --
   Cost of shares redeemed:
      Class N .......................................        (23,751,370)   (128,180,977)
      Class I .......................................                 --              --
                                                        ----------------   -------------
         Net increase (decrease) from capital
           share transactions .......................         (4,306,832)   (108,607,345)
                                                        ----------------   -------------
         Total increase (decrease) in net
           assets ...................................        (19,321,362)   (112,220,244)
                                                        ----------------   -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......   $     41,509,872   $  60,831,234
                                                        ================   =============
   (A) Undistributed (distributions in excess of)
       net investment income (loss) .................   $        (59,391)  $      (2,930)
                                                        ================   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 61

Aston Funds

--------------------------------------------------------------------------------

                                                                    ABN AMRO                             TCH
                                                              HIGH YIELD BOND FUND                 FIXED INCOME FUND
                                                        --------------------------------   --------------------------------
                                                        SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                         APRIL 30, 2007     OCTOBER 31,     APRIL 30, 2007     OCTOBER 31,
                                                           (UNAUDITED)         2006           (UNAUDITED)          2006
                                                        ----------------   -------------   ----------------   -------------
NET ASSETS AT BEGINNING OF PERIOD ...................   $     21,197,081   $  21,110,797   $    120,243,877   $ 211,682,793
                                                        ----------------   -------------   ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income ............................            782,683       1,461,217          2,600,238       7,694,965
   Net realized gain (loss) on investments
     sold ...........................................            121,494        (101,894)         2,629,309      (4,341,385)
   Net change in unrealized appreciation
     (depreciation) on investments ..................            357,311          31,808             27,601       3,074,653
                                                        ----------------   -------------   ----------------   -------------
      Net increase in net assets from
        operations ..................................          1,261,488       1,391,131          5,257,148       6,428,233
                                                        ----------------   -------------   ----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N .......................................           (203,576)       (516,652)        (1,616,323)     (5,401,290)
      Class I .......................................           (621,027)     (1,043,185)        (1,108,666)     (2,746,221)
   Net realized gain on investments:
      Class N .......................................                 --              --                 --              --
                                                        ----------------   -------------   ----------------   -------------
         Total distributions ........................           (824,603)     (1,559,837)        (2,724,989)     (8,147,511)
                                                        ----------------   -------------   ----------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N .......................................            418,636         642,379          5,472,935      21,350,197
      Class I .......................................             20,305       6,008,851          1,489,304       4,515,699
   Proceeds from reinvestment of
     distributions:
      Class N .......................................             37,412          63,740          1,543,416       5,089,856
      Class I .......................................              3,310           7,623            563,062       1,342,093
   Cost of shares redeemed:
      Class N .......................................           (275,646)     (6,412,161)       (27,754,149)    (86,900,664)
      Class I .......................................             (7,417)        (55,442)        (5,521,232)    (35,116,819)
                                                        ----------------   -------------   ----------------   -------------
         Net increase (decrease) from capital
           share transactions .......................            196,600         254,990        (24,206,664)    (89,719,638)
                                                        ----------------   -------------   ----------------   -------------
         Total increase (decrease) in net assets ....            633,485          86,284        (21,674,505)    (91,438,916)
                                                        ----------------   -------------   ----------------   -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......   $     21,830,566   $  21,197,081   $     98,569,372   $ 120,243,877
                                                        ================   =============   ================   =============
   (A) Distributions in excess of net investment
       income .......................................   $       (195,199)  $    (153,279)  $       (782,397)  $    (657,646)
                                                        ================   =============   ================   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 62

Aston Funds

                                                              TCH INVESTMENT GRADE                     MCDONNELL
                                                                    BOND FUND                     MUNICIPAL BOND FUND
                                                        --------------------------------   --------------------------------
                                                        SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                         APRIL 30, 2007     OCTOBER 31,     APRIL 30, 2007     OCTOBER 31,
                                                           (UNAUDITED)         2006          (UNAUDITED)           2006
                                                        ----------------   -------------   ----------------   -------------
NET ASSETS AT BEGINNING OF PERIOD ...................   $     28,986,923   $  36,037,644   $     38,595,154   $  69,070,240
                                                        ----------------   -------------   ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income ............................            520,349       1,280,072            476,984       2,257,444
   Net realized gain (loss) on investments sold .....           (194,155)       (263,296)            22,278        (120,153)
   Net change in unrealized appreciation
     (depreciation) on investments ..................            284,710         337,978           (214,593)        364,364
                                                        ----------------   -------------   ----------------   -------------
      Net increase in net assets from operations ....            610,904       1,354,754            284,669       2,501,655
                                                        ----------------   -------------   ----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N .......................................            (54,583)       (136,274)          (476,984)     (2,257,444)
      Class I .......................................           (500,689)     (1,256,892)                --              --
   Net realized gain on investments:
      Class N .......................................                 --              --                 --        (152,759)
                                                        ----------------   -------------   ----------------   -------------
         Total distributions ........................           (555,272)     (1,393,166)          (476,984)     (2,410,203)
                                                        ----------------   -------------   ----------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N .......................................             61,078         366,097            851,276      16,159,465
      Class I .......................................            269,326         547,229                 --              --
   Proceeds from reinvestment of distributions:
      Class N .......................................             52,903         134,947            233,531       1,494,092
      Class I .......................................            190,110         522,598                 --              --
   Cost of shares redeemed:
      Class N .......................................         (1,105,460)     (1,231,833)       (17,750,824)    (48,220,095)
      Class I .......................................         (7,319,405)     (7,351,347)                --              --
                                                        ----------------   -------------   ----------------   -------------
         Net increase (decrease) from capital
           share transactions .......................         (7,851,448)     (7,012,309)       (16,666,017)    (30,566,538)
                                                        ----------------   -------------   ----------------   -------------
         Total increase (decrease) in net assets ....         (7,795,816)     (7,050,721)       (16,858,332)    (30,475,086)
                                                        ----------------   -------------   ----------------   -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......   $     21,191,107   $  28,986,923   $     21,736,822   $  38,595,154
                                                        ================   =============   ================   =============
   (A) Distributions in excess of net investment
       income .......................................   $       (257,667)  $    (222,744)  $             --   $          --
                                                        ================   =============   ================   =============

                                                                ABN AMRO INVESTOR
                                                                MONEY MARKET FUND
                                                        --------------------------------
                                                        SIX MONTHS ENDED    YEAR ENDED
                                                         APRIL 30, 2007     OCTOBER 31,
                                                          (UNAUDITED)          2006
                                                        ----------------   -------------
NET ASSETS AT BEGINNING OF PERIOD ...................   $     84,777,541   $ 117,038,683
                                                        ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income ............................          1,727,797       4,183,675
   Net realized gain (loss) on investments sold .....                 --              --
   Net change in unrealized appreciation
     (depreciation) on investments ..................                 --              --
                                                        ----------------   -------------
      Net increase in net assets from operations ....          1,727,797       4,183,675
                                                        ----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N .......................................         (1,727,797)     (4,183,675)
      Class I .......................................                 --              --
   Net realized gain on investments:
      Class N .......................................                 --            (324)
                                                        ----------------   -------------
         Total distributions ........................         (1,727,797)     (4,183,999)
                                                        ----------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N .......................................         78,971,522     294,006,932
      Class I .......................................                 --              --
   Proceeds from reinvestment of distributions:
      Class N .......................................          1,064,096       1,951,658
      Class I .......................................                 --              --
   Cost of shares redeemed:
      Class N .......................................       (101,931,257)   (328,219,408)
      Class I .......................................                 --              --
                                                        ----------------   -------------
         Net increase (decrease) from capital
           share transactions .......................        (21,895,639)    (32,260,818)
                                                        ----------------   -------------
         Total increase (decrease) in net assets ....        (21,895,639)    (32,261,142)
                                                        ----------------   -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......   $     62,881,902   $  84,777,541
                                                        ================   =============
   (A) Distributions in excess of net investment
       income .......................................   $             --   $          --
                                                        ================   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 63

Aston Funds

MONTAG & CALDWELL GROWTH FUND - CLASS N                           APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED              YEAR          YEAR          YEAR          YEAR         YEAR
                                                 04/30/07           ENDED         ENDED          ENDED         ENDED       ENDED
                                               (UNAUDITED)         10/31/06      10/31/05      10/31/04      10/31/03     10/31/02
                                               -----------         --------      --------     ----------     --------     --------
Net Asset Value, Beginning of Period. ......   $     25.15         $  23.35      $  21.53     $    20.74     $  19.03     $  22.43
                                               -----------         --------      --------     ----------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ................          0.04(a)          0.07(a)       0.05(a)        0.04(a)      0.06(a)      0.05
      Net realized and unrealized
         gain (loss) on investments ........          1.42(a)          1.80(a)       1.83(a)        0.77(a)      1.65(a)     (3.45)
                                               -----------         --------      --------     ----------     --------     --------
         Total from investment operations ..          1.46             1.87          1.88           0.81         1.71        (3.40)
                                               -----------         --------      --------     ----------     --------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
        net investment income ..............         (0.05)           (0.07)        (0.06)         (0.02)          --           --
      Distributions from net realized gain
        on investments .....................         (0.18)              --            --             --           --           --
                                               -----------         --------      --------     ----------     --------     --------
         Total distributions ...............         (0.23)           (0.07)        (0.06)         (0.02)          --           --
                                               -----------         --------      --------     ----------     --------     --------
Net increase (decrease) in net asset
  value ....................................          1.23             1.80          1.82           0.79         1.71        (3.40)
                                               -----------         --------      --------     ----------     --------     --------
Net Asset Value, End of Period .............   $     26.38         $  25.15      $  23.35     $    21.53     $  20.74     $  19.03
                                               ===========         ========      ========     ==========     ========     ========
TOTAL RETURN ...............................          5.81%(b)         8.02%         8.72%          3.89%        8.99%      (15.16)%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $   758,383         $846,100      $992,229     $1,018,935     $967,300     $714,043
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser ................          1.08%(c)(d)      1.06%(d)      1.03%          1.02%        1.06%        1.06%
      After reimbursement and/or waiver of
        expenses by Adviser ................          1.08%(c)(d)      1.06%(d)      1.03%          1.02%        1.06%        1.06%
   Ratios of net investment income to
      average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser ................          0.32%(c)         0.28%         0.20%          0.20%        0.29%        0.23%
      After reimbursement and/or waiver of
        expenses by Adviser ................          0.32%(c)         0.28%         0.20%          0.20%        0.29%        0.23%
   Portfolio Turnover ......................         31.56%(b)        68.74%        52.16%         52.86%       38.76%       38.23%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2007 and the year ended October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 64

Aston Funds

MONTAG & CALDWELL GROWTH FUND - CLASS I                           APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED              YEAR           YEAR          YEAR          YEAR          YEAR
                                             04/30/07             ENDED         ENDED         ENDED         ENDED         ENDED
                                            (UNAUDITED)         10/31/06       10/31/05      10/31/04      10/31/03      10/31/02
                                            -----------        ----------     ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period .....  $     25.24        $    23.44     $    21.61    $    20.84    $    19.22    $    22.74
                                            -----------        ----------     ----------    ----------    ----------    ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..............         0.08(a)           0.13(a)        0.11(a)       0.10(a)       0.12(a)       0.11
      Net realized and unrealized gain
        (loss) on investments ............         1.41(a)           1.82(a)        1.83(a)       0.77(a)       1.66(a)      (3.48)
                                            -----------        ----------     ----------    ----------    ----------    ----------
         Total from investment
           operations ....................         1.49              1.95           1.94          0.87          1.78         (3.37)
                                            -----------        ----------     ----------    ----------    ----------    ----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
        net investment income ............        (0.09)            (0.15)         (0.11)        (0.10)        (0.16)        (0.15)
      Distributions from net realized gain
         on investments ..................        (0.18)               --             --            --            --            --
                                            -----------        ----------     ----------    ----------    ----------    ----------
         Total distributions .............        (0.27)            (0.15)         (0.11)        (0.10)        (0.16)        (0.15)
                                            -----------        ----------     ----------    ----------    ----------    ----------
Net increase (decrease) in net asset
  value ..................................         1.22              1.80           1.83          0.77          1.62         (3.52)
                                            -----------        ----------     ----------    ----------    ----------    ----------
Net Asset Value, End of Period ...........  $     26.46        $    25.24     $    23.44    $    21.61    $    20.84    $    19.22
                                            ===========        ==========     ==========    ==========    ==========    ==========
TOTAL RETURN .............................         5.90%(b)          8.36%          8.99%         4.19%         9.35%       (14.91)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..  $ 1,078,877        $1,246,683     $1,727,848    $2,184,511    $2,151,687    $1,325,116
   Ratios of expenses to average net
     assets:
      Before reimbursement and/or waiver
        of expenses by Adviser ...........         0.80%(c)(d)       0.78%(d)       0.75%         0.74%         0.77%         0.77%
      After reimbursement and/or waiver of
        expenses by Adviser ..............         0.80%(c)(d)       0.78%(d)       0.75%         0.74%         0.77%         0.77%
   Ratios of net investment income to
      average net assets:
      Before reimbursement and/or waiver
        of expenses by Adviser ...........         0.60%(c)          0.56%          0.48%         0.48%         0.58%         0.52%
      After reimbursement and/or waiver of
        expenses by Adviser ..............         0.60%(c)          0.56%          0.48%         0.48%         0.58%         0.52%
   Portfolio Turnover ....................        31.56%(b)         68.74%         52.16%        52.86%        38.76%        38.23%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2007 and the year ended October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 65

Aston Funds

MONTAG & CALDWELL GROWTH FUND - CLASS R                           APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                          ENDED              YEAR          YEAR          YEAR          PERIOD
                                                         04/30/07            ENDED         ENDED         ENDED         ENDED
                                                       (UNAUDITED)         10/31/06      10/31/05      10/31/04      10/31/03(a)
                                                       -----------         --------      --------      --------      -----------
Net Asset Value, Beginning of Period. ...............  $     25.04         $  23.23      $  21.43      $  20.69      $     18.59
                                                       -----------         --------      --------      --------      -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..................         0.01(b)          0.01(b)      (0.01)(b)     (0.01)(b)         0.05(b)
      Net realized and unrealized gain on
         investments ................................         1.40(b)          1.80(b)       1.83(b)       0.77(b)          2.05(b)
                                                       -----------         --------      --------      --------      -----------
         Total from investment operations ...........         1.41             1.81          1.82          0.76             2.10
                                                       -----------         --------      --------      --------      -----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
        investment income ...........................        (0.18)              --         (0.02)        (0.02)              --
                                                       -----------         --------      --------      --------      -----------
         Total distributions ........................        (0.18)              --         (0.02)        (0.02)              --
                                                       -----------         --------      --------      --------      -----------
Net increase in net asset value .....................         1.23             1.81          1.80          0.74             2.10
                                                       -----------         --------      --------      --------      -----------
Net Asset Value, End of Period ......................  $     26.27         $  25.04      $  23.23      $  21.43      $     20.69
                                                       ===========         ========      ========      ========      ===========
TOTAL RETURN ........................................         5.66%(c)         7.79%         8.50%         3.65%           11.30%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .............  $       463         $    693      $    703      $    459      $       111
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses
        by Adviser ..................................         1.30%(d)(e)      1.28%(e)      1.25%         1.24%            1.30%(d)
      After reimbursement and/or waiver of expenses
        by Adviser ..................................         1.30%(d)(e)      1.28%(e)      1.25%         1.24%            1.30%(d)
   Ratios of net investment income (loss) to
      average net assets:
      Before reimbursement and/or waiver of expenses
        by Adviser ..................................         0.10%(d)         0.06%        (0.02)%       (0.02)%           0.32%(d)
      After reimbursement and/or waiver of expenses
        by Adviser ..................................         0.10%(d)         0.06%        (0.02)%       (0.02)%           0.32%(d)
   Portfolio Turnover ...............................        31.56%(c)        68.74%        52.16%        52.86%           38.76%(d)

----------
(a) Montag & Caldwell Growth Fund - Class R commenced investment operations on December 31, 2002.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2007 and the year ended October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 66

Aston Funds

ABN AMRO GROWTH FUND - CLASS N                                    APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED              YEAR          YEAR          YEAR          YEAR        YEAR
                                                 04/30/07            ENDED         ENDED        ENDED         ENDED       ENDED
                                               (UNAUDITED)         10/31/06      10/31/05      10/31/04      10/31/03    10/31/02
                                               -----------         --------      --------      --------      --------    --------
Net Asset Value, Beginning of Period ........  $     22.82         $  22.66      $  21.76      $  21.14      $  18.55    $  20.38
                                               -----------         --------      --------      --------      --------    --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..........         0.02(a)            --(b)       0.05(a)      (0.05)(a)     (0.02)      (0.04)
      Net realized and unrealized gain
         (loss) on investments ..............         1.05(a)          1.25          0.90(a)       0.67(a)       2.61       (1.74)
                                               -----------         --------      --------      --------      --------    --------
         Total from investment operations ...         1.07             1.25          0.95          0.62          2.59       (1.78)
                                               -----------         --------      --------      --------      --------    --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
        investment income ...................        (0.02)              --         (0.05)           --            --          --(b)
      Distributions from net realized gain on
         investments ........................        (2.74)           (1.09)           --            --            --       (0.05)
                                               -----------         --------      --------      --------      --------    --------
         Total distributions ................        (2.76)           (1.09)        (0.05)           --            --       (0.05)
                                               -----------         --------      --------      --------      --------    --------
Net increase (decrease) in net asset value ..        (1.69)            0.16          0.90          0.62          2.59       (1.83)
                                               -----------         --------      --------      --------      --------    --------
Net Asset Value, End of Period ..............  $     21.13         $  22.82      $  22.66      $  21.76      $  21.14    $  18.55
                                               ===========         ========      ========      ========      ========    ========
TOTAL RETURN ................................         5.03%(c)         5.55%         4.38%         2.93%        13.96%      (8.76)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $   323,435         $446,884      $888,248      $962,036      $878,724    $609,049
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .................         1.12%(d)(e)      1.10%(e)      1.10%         1.09%         1.11%       1.10%
      After reimbursement and/or waiver of
        expenses by Adviser .................         1.12%(d)(e)      1.10%(e)      1.10%         1.09%         1.11%       1.10%
   Ratios of net investment income (loss) to
     average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .................         0.22%(d)         0.01%         0.21%        (0.22)%       (0.11)%     (0.20)%
      After reimbursement and/or waiver of
        expenses by Adviser .................         0.22%(d)         0.01%         0.21%        (0.22)%       (0.11)%     (0.20)%
   Portfolio Turnover .......................        23.81%(c)        29.07%        31.30%(f)     18.59%         7.66%       7.52%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Represents less than $0.005 per share.

(c)   Not Annualized.

(d)   Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2007 and the year ended October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 67

Aston Funds

ABN AMRO GROWTH FUND - CLASS I                                    APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                  SIX MONTHS
                                                     ENDED              YEAR          YEAR          YEAR         YEAR       YEAR
                                                    04/30/07           ENDED          ENDED        ENDED         ENDED      ENDED
                                                  (UNAUDITED)         10/31/06      10/31/05      10/31/04     10/31/03   10/31/02
                                                  -----------         --------      --------      --------     --------   --------
Net Asset Value, Beginning of Period ...........  $     23.14         $  22.97      $  22.02      $  21.33     $  18.67   $  20.45
                                                  -----------         --------      --------      --------     --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) .............         0.05(a)          0.07          0.11(a)       0.01(a)      0.03      (0.03)
      Net realized and unrealized gain (loss)
         on investments ........................         1.06(a)          1.27          0.92(a)       0.68(a)      2.63      (1.70)
                                                  -----------         --------      --------      --------     --------   --------
         Total from investment operations ......         1.11             1.34          1.03          0.69         2.66      (1.73)
                                                  -----------         --------      --------      --------     --------   --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
        investment income ......................        (0.08)           (0.08)        (0.08)           --           --         --
      Distributions from net realized gain on
         investments ...........................        (2.74)           (1.09)           --            --           --      (0.05)
                                                  -----------         --------      --------      --------     --------   --------
         Total distributions ...................        (2.82)           (1.17)        (0.08)           --           --      (0.05)
                                                  -----------         --------      --------      --------     --------   --------
Net increase (decrease) in net asset value .....        (1.71)            0.17          0.95          0.69         2.66      (1.78)
                                                  -----------         --------      --------      --------     --------   --------
Net Asset Value, End of Period .................  $     21.43         $  23.14      $  22.97      $  22.02     $  21.33   $  18.67
                                                  ===========         ========      ========      ========     ========   ========
TOTAL RETURN ...................................         5.19%(b)         5.87%         4.69%         3.23%       14.25%     (8.51)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........  $   264,239         $459,965      $449,492      $358,377     $272,497   $149,741
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser ....................         0.83%(c)(d)      0.81%(d)      0.82%         0.82%        0.83%      0.83%
      After reimbursement and/or waiver of
        expenses by Adviser ....................         0.83%(c)(d)      0.81%(d)      0.82%         0.82%        0.83%      0.83%
   Ratios of net investment income to average
     net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser ....................         0.51%(c)         0.30%         0.49%         0.05%        0.17%      0.07%
      After reimbursement and/or waiver of
        expenses by Adviser ....................         0.51%(c)         0.30%         0.49%         0.05%        0.17%      0.07%
   Portfolio Turnover ..........................        23.81%(b)        29.07%        31.30%(e)     18.59%        7.66%      7.52%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2007 and the year ended October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 68

Aston Funds

ABN AMRO GROWTH FUND - CLASS R                                    APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                     SIX MONTHS
                                                       ENDED              YEAR          YEAR            YEAR          PERIOD
                                                      04/30/07           ENDED          ENDED           ENDED          ENDED
                                                    (UNAUDITED)         10/31/06      10/31/05        10/31/04      10/31/03(a)
                                                    -----------         --------      --------        --------      -----------
Net Asset Value, Beginning of Period ............   $     22.64         $  22.53      $  21.66        $  21.09      $     18.07
                                                    -----------         --------      --------        --------      -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..............            --(b)(c)      (0.04)           --(b)(c)     (0.10)(b)        (0.03)
      Net realized and unrealized gain on
        investments .............................          1.04(b)          1.24          0.90(b)         0.67(b)          3.05
                                                    -----------         --------      --------        --------      -----------
         Total from investment operations .......          1.04             1.20          0.90            0.57             3.02
                                                    -----------         --------      --------        --------      -----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
        investment income .......................            --               --         (0.03)             --               --
      Distributions from net realized gain on
        investments .............................         (2.74)           (1.09)           --              --               --
                                                    -----------         --------      --------        --------      -----------
         Total distributions ....................         (2.74)           (1.09)        (0.03)             --               --
                                                    -----------         --------      --------        --------      -----------
Net increase (decrease) in net asset value ......         (1.70)            0.11          0.87            0.57             3.02
                                                    -----------         --------      --------        --------      -----------
Net Asset Value, End of Period ..................   $     20.94         $  22.64      $  22.53        $  21.66      $     21.09
                                                    ===========         ========      ========        ========      ===========
TOTAL RETURN ....................................          4.94%(d)         5.35%         4.16%           2.70%           16.71%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .........   $     1,072         $  1,679      $  1,122        $    573      $       117
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ....................          1.33%(e)(f)      1.31%(f)      1.31%           1.31%            1.35%(e)
      After reimbursement and/or waiver of
        expenses by Adviser .....................          1.33%(e)(f)      1.31%(f)      1.31%           1.31%            1.35%(e)
   Ratios of net investment income (loss) to
        average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .....................          0.01%(e)        (0.20)%        0.00%          (0.44)%          (0.16)%(e)
      After reimbursement and/or waiver of
        expenses by Adviser .....................          0.01%(e)        (0.20)%        0.00%          (0.44)%          (0.16)%(e)
   Portfolio Turnover ...........................         23.81%(d)        29.07%        31.30%(g)       18.59%            7.66%(e)

----------
(a) ABN AMRO Growth Fund - Class R commenced investment operations on December 31, 2002.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Represents less than $0.005 per share.

(d)   Not Annualized.

(e)   Annualized.

(f) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2007 and the year ended October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(g) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 69

Aston Funds

VEREDUS SELECT GROWTH FUND - CLASS N                              APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED           YEAR         YEAR       YEAR       YEAR       PERIOD
                                              04/30/07         ENDED         ENDED      ENDED     ENDED        ENDED
                                             (UNAUDITED)      10/31/06     10/31/05   10/31/04   10/31/03   10/31/02(a)
                                             -----------      --------     --------   --------   --------   -----------
Net Asset Value, Beginning of Period ......  $     13.08      $  11.88     $  10.31   $   9.33   $   7.30   $     10.00
                                             -----------      --------     --------   --------   --------   -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss .................        (0.04)        (0.03)(b)    (0.02)     (0.06)     (0.05)        (0.03)
      Net realized and unrealized gain
        (loss) on investments .............         1.04          1.24(b)      1.59       1.04       2.08         (2.67)
                                             -----------      --------     --------   --------   --------   -----------
         Total from investment
           operations .....................         1.00          1.21         1.57       0.98       2.03         (2.70)
                                             -----------      --------     --------   --------   --------   -----------
   LESS DISTRIBUTIONS:
      Distributions from net realized gain
        on investments ....................           --         (0.01)          --         --         --            --
                                             -----------      --------     --------   --------   --------   -----------
         Total distributions ..............           --         (0.01)          --         --         --            --
                                             -----------      --------     --------   --------   --------   -----------
Net increase (decrease) in net asset
  value ...................................         1.00          1.20         1.57       0.98       2.03         (2.70)
                                             -----------      --------     --------   --------   --------   -----------
Net Asset Value, End of Period ............  $     14.08      $  13.08     $  11.88   $  10.31   $   9.33   $      7.30
                                             ===========      ========     ========   ========   ========   ===========
TOTAL RETURN ..............................         7.65%(c)     10.22%       15.23%     10.50%     27.98%       (27.10)%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...  $    38,555      $ 34,687     $ 13,270   $  2,684   $  2,006   $     2,164
   Ratios of expenses to average net
     assets:
      Before reimbursement and/or waiver of
        expenses by Adviser ...............         1.47%(d)      1.75%        2.57%      3.82%      4.31%         3.45%(d)
      After reimbursement and/or waiver of
        expenses by Adviser ...............         1.30%(d)      1.30%        1.30%      1.30%      1.30%         1.30%(d)
   Ratios of net investment loss to
     average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser ...............        (0.79)%(d)    (0.72)%      (1.76)%    (3.17)%    (3.59)%       (2.53)%(d)
      After reimbursement and/or waiver of
        expenses by Adviser ...............        (0.62)%(d)    (0.27)%      (0.49)%    (0.65)%    (0.58)%       (0.38)%(d)
   Portfolio Turnover .....................       156.39%(c)    269.88%      202.37%    308.13%    444.75%     1,314.29%(c)

----------
(a) Veredus Select Growth Fund commenced investment operations on December 31, 2001.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 70

Aston Funds

VEREDUS SELECT GROWTH FUND - CLASS I                              APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                       SIX MONTHS
                                                                         ENDED             PERIOD
                                                                        04/30/07           ENDED
                                                                       (UNAUDITED)       10/31/06(a)
                                                                       -----------       -----------
Net Asset Value, Beginning of Period ...............................   $     13.08       $     11.97
                                                                       -----------       -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ..........................................         (0.02)               --(b)(c)
      Net realized and unrealized gain on investments ..............          1.05              1.11(b)
                                                                       -----------       -----------
         Total from investment operations ..........................          1.03              1.11
                                                                       -----------       -----------
Net increase in net asset value ....................................          1.03              1.11
                                                                       -----------       -----------
Net Asset Value, End of Period .....................................   $     14.11       $     13.08
                                                                       ===========       ===========
TOTAL RETURN .......................................................          7.88%(d)          9.27%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ............................   $     1,400       $     1,015
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ....          1.15%(e)          1.43%(e)
      After reimbursement and/or waiver of expenses by Adviser .....          0.98%(e)          0.98%(e)
   Ratios of net investment loss to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ....         (0.47)%(e)        (0.55)%(e)
      After reimbursement and/or waiver of expenses by Adviser .....         (0.30)%(e)        (0.10)%(e)
   Portfolio Turnover ..............................................        156.39%(d)        269.88%(e)

----------
(a) Veredus Select Growth Fund - Class I commenced investment operations on September 11, 2006.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Represents less than $(0.005) per share.

(d)   Not Annualized.

(e)   Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 71

Aston Funds

OPTIMUM LARGE CAP OPPORTUNITY FUND - CLASS N                      APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                           PERIOD
                                                                           ENDED
                                                                          04/30/07
                                                                       (UNAUDITED)(a)
                                                                       --------------
Net Asset Value, Beginning of Period ...............................   $        10.00
                                                                       --------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ..........................................               --(b)
      Net realized and unrealized gain on investments ..............             1.21
                                                                       --------------
         Total from investment operations ..........................             1.21
                                                                       --------------
Net increase in net asset value ....................................             1.21
                                                                       --------------
Net Asset Value, End of Period .....................................   $        11.21
                                                                       ==============
TOTAL RETURN .......................................................            12.10%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ............................   $        1,857
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ....            16.16%(d)
      After reimbursement and/or waiver of expenses by Adviser .....             1.40%(d)
   Ratios of net investment loss to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ....           (14.92)%(d)
      After reimbursement and/or waiver of expenses by Adviser .....            (0.16)%(d)
   Portfolio Turnover ..............................................            12.68%(c)

----------
(a) Optimum Large Cap Opportunity Fund commenced investment operations on December 28, 2006.

(b)   Represents less than $(0.005) per share.

(c)   Not Annualized.

(d)   Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 72

Aston Funds

TAMRO LARGE CAP VALUE FUND - CLASS N                              APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED             YEAR         YEAR       YEAR       YEAR         YEAR
                                                04/30/07            ENDED        ENDED      ENDED     ENDED         ENDED
                                               (UNAUDITED)        10/31/06     10/31/05   10/31/04   10/31/03     10/31/02
                                               -----------        --------     --------   --------   --------     --------
Net Asset Value, Beginning of Period ........  $     13.91        $  12.40     $  11.35   $  10.27   $   8.47     $   9.68
                                               -----------        --------     --------   --------   --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................         0.02            0.09         0.08       0.07       0.09         0.06
      Net realized and unrealized gain (loss)
        on investments ......................         0.92            1.53         1.05       1.08       1.81        (1.22)
                                               -----------        --------     --------   --------   --------     --------
        Total from investment operations ....         0.94            1.62         1.13       1.15       1.90        (1.16)
                                               -----------        --------     --------   --------   --------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
        investment income ...................        (0.03)          (0.11)       (0.08)     (0.07)     (0.10)       (0.05)
      Distributions from net realized gain on
        investments .........................        (1.63)             --           --         --         --           --
                                               -----------        --------     --------   --------   --------     --------
        Total distributions .................        (1.66)          (0.11)       (0.08)     (0.07)     (0.10)       (0.05)
                                               -----------        --------     --------   --------   --------     --------
Net increase (decrease) in net asset value ..        (0.72)           1.51         1.05       1.08       1.80        (1.21)
                                               -----------        --------     --------   --------   --------     --------
Net Asset Value, End of Period ..............  $     13.19        $  13.91     $  12.40   $  11.35   $  10.27     $   8.47
                                               ===========        ========     ========   ========   ========     ========
TOTAL RETURN ................................         7.07%(a)       13.10%        9.98%     11.17%     22.68%      (12.01)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $    15,461        $ 15,864     $ 21,590   $ 17,574   $  8,887     $  9,632
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .................         1.62%(b)(c)     1.54%(c)     1.54%      1.76%      1.92%        1.79%
      After reimbursement and/or waiver of
        expenses by Adviser .................         1.20%(b)(c)     1.22%(c)     1.20%      1.20%      1.20%        1.20%
   Ratios of net investment income (loss)to
      average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .................        (0.10)%(b)       0.36%        0.35%      0.00%      0.35%        0.15%
      After reimbursement and/or waiver of
        expenses by Adviser .................         0.32%(b)        0.68%        0.69%      0.56%      1.07%        0.74%
   Portfolio Turnover .......................        25.30%(a)       43.88%       36.84%     38.34%    102.51%(d)    83.14%

----------
(a)   Not Annualized.

(b)   Annualized.

(c) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2007 and 0.02% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(d) Portfolio turnover rate excludes securities delivered from processing a redemption in kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 73

Aston Funds

VALUE FUND - CLASS N                                              APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED            YEAR       YEAR        YEAR       YEAR       YEAR
                                                04/30/07           ENDED      ENDED       ENDED     ENDED       ENDED
                                               (UNAUDITED)       10/31/06   10/31/05    10/31/04   10/31/03   10/31/02
                                               -----------       --------   --------    --------   --------   --------
Net Asset Value, Beginning of Period ........  $     14.06       $  12.15   $  11.05    $   9.66   $   8.45   $   9.39
                                               -----------       --------   --------    --------   --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................         0.10(a)        0.21       0.17(a)     0.14       0.14       0.11
      Net realized and unrealized gain (loss)
        on investments ......................         1.37(a)        2.09       1.10(a)     1.39       1.22      (0.79)
                                               -----------       --------   --------    --------   --------   --------
        Total from investment operations ....         1.47           2.30       1.27        1.53       1.36      (0.68)
                                               -----------       --------   --------    --------   --------   --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
        investment income ...................        (0.10)         (0.20)     (0.17)      (0.14)     (0.15)     (0.08)
      Distributions from net realized gain on
        investments .........................        (0.57)         (0.19)        --          --         --      (0.18)
                                               -----------       --------   --------    --------   --------   --------
        Total distributions .................        (0.67)         (0.39)     (0.17)      (0.14)     (0.15)     (0.26)
                                               -----------       --------   --------    --------   --------   --------
Net increase (decrease) in net asset value ..         0.80           1.91       1.10        1.39       1.21      (0.94)
                                               -----------       --------   --------    --------   --------   --------
Net Asset Value, End of Period ..............  $     14.86       $  14.06   $  12.15    $  11.05   $   9.66   $   8.45
                                               ===========       ========   ========    ========   ========   ========
TOTAL RETURN ................................        10.71%(b)      19.35%     11.48%      15.88%     16.32%     (7.58)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $   128,476       $103,819   $ 95,624    $229,979   $195,853   $111,817
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .................         1.15%(c)       1.16%      1.16%       1.16%      1.19%      1.20%
      After reimbursement and/or waiver of
        expenses by Adviser .................         0.94%(c)       0.94%      0.94%       0.94%      0.94%      0.96%(d)
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .................         1.13%(c)       1.37%      1.19%       1.10%      1.34%      1.00%
      After reimbursement and/or waiver of
        expenses by Adviser .................         1.34%(c)       1.59%      1.41%       1.32%      1.59%      1.24%
   Portfolio Turnover .......................        11.77%(b)      26.86%     21.84%      38.29%     56.67%    144.90%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

(d) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.08% to 0.94% on January 1, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 74

Aston Funds

VALUE FUND - CLASS I                                              APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                            ENDED          YEAR        PERIOD
                                                          04/30/07        ENDED         ENDED
                                                         (UNAUDITED)     10/31/06    10/31/05(a)
                                                         -----------    ----------   -----------
Net Asset Value, Beginning of Period ..................  $     14.07    $    12.16   $     12.36
                                                         -----------    ----------   -----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ............................         0.11(b)       0.24          0.01(b)
     Net realized and unrealized gain (loss) on
       investments ....................................         1.38(b)       2.09         (0.21)(b)
                                                         -----------    ----------   -----------
       Total from investment operations ...............         1.49          2.33         (0.20)
                                                         -----------    ----------   -----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net
       investment income ..............................        (0.12)        (0.23)           --
     Distributions from net realized gain on
       investments ....................................        (0.57)        (0.19)           --
                                                         -----------    ----------   -----------
       Total distributions ............................        (0.69)        (0.42)           --
                                                         -----------    ----------   -----------
Net increase (decrease) in net asset value ............         0.80          1.91         (0.20)
                                                         -----------    ----------   -----------
Net Asset Value, End of Period ........................  $     14.87    $    14.07   $     12.16
                                                         ===========    ==========   ===========
TOTAL RETURN ..........................................        10.84%(c)     19.64%        (1.62)%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...............  $   273,956    $  247,667   $   192,662
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of
       expenses by Adviser ............................         0.90%(d)      0.91%         0.91%(d)
     After reimbursement and/or waiver of
       expenses by Adviser ............................         0.69%(d)      0.69%         0.69%(d)
   Ratios of net investment income to average net
     assets:
     Before reimbursement and/or waiver of
       expenses by Adviser ............................         1.38%(d)      1.62%         0.40%(d)
     After reimbursement and/or waiver of
       expenses by Adviser ............................         1.59%(d)      1.84%         0.62%(d)
   Portfolio Turnover ....................................     11.77%(c)     26.86%        21.84%(d)

----------
(a)   Value Fund - Class I commenced investment operations on September 20,
      2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period. (c) Not Annualized.

(d)   Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 75

Aston Funds

RIVER ROAD DYNAMIC EQUITY INCOME FUND - CLASS N                   APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                   SIX MONTHS
                                                                      ENDED           YEAR         PERIOD
                                                                     04/30/07         ENDED         ENDED
                                                                   (UNAUDITED)      10/31/06     10/31/05(a)
                                                                   -----------     ----------    -----------
Net Asset Value, Beginning of Period ...........................   $     11.81     $     9.91    $     10.00
                                                                   -----------     ----------    -----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .....................................          0.20           0.42           0.13
     Short-term capital gains distributions received ...........            --             --(b)          --
     Net realized and unrealized gain (loss) on investments ....          0.96           1.89          (0.10)
                                                                   -----------     ----------    -----------
       Total from investment operations ........................          1.16           2.31           0.03
                                                                   -----------     ----------    -----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment
       income ..................................................         (0.18)         (0.41)         (0.12)
     Distributions from net realized gain on investments .......         (0.13)            --             --
                                                                   -----------     ----------    -----------
       Total distributions .....................................         (0.31)         (0.41)         (0.12)
                                                                   -----------     ----------    -----------
Net increase (decrease) in net asset value .....................          0.85           1.90          (0.09)
                                                                   -----------     ----------    -----------
Net Asset Value, End of Period .................................   $     12.66     $    11.81    $      9.91
                                                                   ===========     ==========    ===========
TOTAL RETURN ...................................................          9.98%(c)      23.71%          0.30%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................   $    43,473     $   15,899    $     5,326
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of
       expenses by Adviser .....................................          1.38%(d)       2.48%          2.71%(d)
     After reimbursement and/or waiver of
       expenses by Adviser .....................................          1.30%(d)       1.30%          1.30%(d)
   Ratios of net investment income to average
     net assets:
     Before reimbursement and/or waiver of
       expenses by Adviser .....................................          3.74%(d)       2.77%          2.65%(d)
     After reimbursement and/or waiver of
       expenses by Adviser .....................................          3.82%(d)       3.95%          4.06%(d)
   Portfolio Turnover ..........................................         35.29%(c)      45.50%         14.37%(c)

----------
(a) River Road Dynamic Equity Income Fund commenced investment operations on June 28, 2005.

(b)   Represents less than $0.005 per share.

(c)   Not Annualized.

(d)   Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 76

Aston Funds

OPTIMUM MID CAP FUND - CLASS N                                    APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED          YEAR       YEAR        YEAR         YEAR          YEAR
                                                04/30/07         ENDED      ENDED       ENDED        ENDED         ENDED
                                               (UNAUDITED)     10/31/06   10/31/05    10/31/04     10/31/03      10/31/02
                                               -----------     --------   ---------   --------     --------     -----------
Net Asset Value, Beginning of Period ........  $     27.16     $  23.21   $   22.93   $  20.18     $  14.24     $     15.67
                                               -----------     --------   ---------   --------     --------     -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..........         0.01        (0.02)      (0.02)     (0.08)(a)    (0.07)          (0.06)
      Net realized and unrealized gain
        (loss)on investments ................         3.28         4.88        1.04       2.90(a)      6.01           (1.12)
                                               -----------     --------   ---------   --------     --------     -----------
         Total from investment operations ...         3.29         4.86        1.02       2.82         5.94           (1.18)
                                               -----------     --------   ---------   --------     --------     -----------
   LESS DISTRIBUTIONS:
      Distributions from net realized
        gain on investments .................        (1.83)       (0.91)      (0.74)     (0.07)          --           (0.25)
                                               -----------     --------   ---------   --------     --------     -----------
         Total distributions ................        (1.83)       (0.91)      (0.74)     (0.07)          --           (0.25)
                                               -----------     --------   ---------   --------     --------     -----------
Net increase (decrease) in net asset value ..         1.46         3.95        0.28       2.75         5.94           (1.43)
                                               -----------     --------   ---------   --------     --------     -----------
Net Asset Value, End of Period ..............  $     28.62     $  27.16   $   23.21   $  22.93     $  20.18     $     14.24
                                               ===========     ========   =========   ========     ========     ===========
TOTAL RETURN                                         12.53%(b)    21.39%       4.43%     14.08%       41.64%          (7.88)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $   723,289     $577,891   $ 548,595   $385,325     $191,220     $    85,727
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .................         1.14%(c)     1.16%       1.23%      1.29%(d)     1.36%           1.38%
      After reimbursement and/or waiver of
        expenses by Adviser .................         1.14%(c)     1.16%       1.23%      1.29%(d)     1.34%(e)        1.30%
   Ratios of net investment income (loss)to
     average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .................         0.06%(c)    (0.09)%     (0.08)%    (0.38)%      (0.57)%         (0.61)%
      After reimbursement and/or waiver of
        expenses by Adviser .................         0.06%(c)    (0.09)%     (0.08)%    (0.38)%      (0.55)%         (0.53)%
   Portfolio Turnover .......................         7.48%(b)    30.65%      27.42%     26.64%       59.35%          45.17%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

(d) The Adviser's Fee, which affects the expense ratios, changed on December 22, 2003 from a flat fee of 0.80% of average net assets to a scaled fee arrangement of 0.80% of the first $100 million, 0.75% of the next $300 million and 0.70% over $400 million of the average daily net assets.

(e) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.30% to 1.40% on March 1, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 77

Aston Funds

OPTIMUM MID CAP FUND - CLASS I                                    APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED           YEAR       YEAR       PERIOD
                                                                     04/30/07         ENDED       ENDED       ENDED
                                                                    (UNAUDITED)      10/31/06   10/31/05   10/31/04(a)
                                                                    -----------      --------   --------   -----------
Net Asset Value, Beginning of Period .............................  $     27.34      $  23.30   $  22.96   $     23.61
                                                                    -----------      --------   --------   -----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) ................................         0.04          0.05       0.04            --(b)(c)
     Net realized and unrealized gain (loss) on investments ......         3.31          4.90       1.04         (0.65)(b)
                                                                    -----------      --------   --------   -----------
       Total from investment operations ..........................         3.35          4.95       1.08         (0.65)
                                                                    -----------      --------   --------   -----------
   LESS DISTRIBUTIONS:
     Distributions from net realized gain on investment ..........        (1.83)        (0.91)     (0.74)           --
                                                                    -----------      --------   --------   -----------
       Total distributions .......................................        (1.83)        (0.91)     (0.74)           --
                                                                    -----------      --------   --------   -----------
Net increase (decrease) in net asset value .......................         1.52          4.04       0.34         (0.65)
                                                                    -----------      --------   --------   -----------
Net Asset Value, End of Period ...................................  $     28.86      $  27.34   $  23.30   $     22.96
                                                                    ===========      ========   ========   ===========
TOTAL RETURN .....................................................        12.67%(d)     21.76%      4.69%        (2.80)%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..........................  $   106,704      $ 81,670   $ 73,293   $    26,202
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of expenses by Adviser ...         0.87%(e)      0.89%      0.94%         0.98%(e)
     After reimbursement and/or waiver of expenses by Adviser ....         0.87%(e)      0.89%      0.94%         0.98%(e)
   Ratios of net investment income (loss) to average net assets:
     Before reimbursement and/or waiver of expenses by Adviser ...         0.33%(e)      0.18%      0.21%        (0.04)%(e)
     After reimbursement and/or waiver of expenses by Adviser ....         0.33%(e)      0.18%      0.21%        (0.04)%(e)
   Portfolio Turnover ............................................         7.48%(d)     30.65%     27.42%        26.64%(e)

----------
(a) Optimum Mid Cap Fund - Class I commenced investment operations on July 6, 2004.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Represents less than $(0.005) per share.

(d)   Not Annualized.

(e)   Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 78

Aston Funds

RIVER ROAD SMALL-MID CAP FUND - CLASS N                           APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                        PERIOD
                                                                        ENDED
                                                                     04/30/07(a)
                                                                     (UNAUDITED)
                                                                     -----------
Net Asset Value, Beginning of Period .............................   $     10.00
                                                                     -----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .......................................          0.01
     Net realized and unrealized gain on investments .............          0.16
                                                                     -----------
       Total from investment operations ..........................          0.17
                                                                     -----------
Net increase in net asset value ..................................          0.17
                                                                     -----------
Net Asset Value, End of Period ...................................   $     10.17
                                                                     ===========
TOTAL RETURN .....................................................          1.70%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..........................   $     5,892
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of expenses by Adviser ...          5.13%(c)
     After reimbursement and/or waiver of expenses by Adviser ....          1.50%(c)
   Ratios of net investment income (loss) to average net assets:
     Before reimbursement and/or waiver of expenses by Adviser ...         (2.60)%(c)
     After reimbursement and/or waiver of expenses by Adviser ....          1.03%(c)
   Portfolio Turnover ............................................         14.43%(b)

----------
(a) River Road Small-Mid Cap Fund, Class N, commenced investment operations on March 29, 2007.

(b)   Not Annualized.

(c)   Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 79

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND - CLASS N                          APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED              YEAR           YEAR         YEAR         YEAR           YEAR
                                              04/30/07            ENDED          ENDED        ENDED        ENDED          ENDED
                                            (UNAUDITED)          10/31/06       10/31/05     10/31/04     10/31/03       10/31/02
                                            -----------         ---------      ---------    ---------    ---------      ---------
Net Asset Value,
  Beginning of Period ....................  $     18.44         $   18.35      $   16.26    $   15.24    $   11.44      $   17.55
                                            -----------         ---------      ---------    ---------    ---------      ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ................        (0.19)            (0.22)(a)      (0.20)       (0.18)       (0.10)         (0.14)
      Net realized and unrealized gain
        (loss) on investments ............         2.29              0.31(a)        2.29         1.20         3.90          (5.97)
                                            -----------         ---------      ---------    ---------    ---------      ---------
         Total from investment
           operations ....................         2.10              0.09           2.09         1.02         3.80          (6.11)
                                            -----------         ---------      ---------    ---------    ---------      ---------
   LESS DISTRIBUTIONS:
      Distributions from  net realized
        gain on investments ..............        (1.23)               --             --           --           --             --
                                            -----------         ---------      ---------    ---------    ---------      ---------
         Total distributions .............        (1.23)               --             --           --           --             --
                                            -----------         ---------      ---------    ---------    ---------      ---------
Net increase (decrease)
   in net asset value ....................         0.87              0.09           2.09         1.02         3.80          (6.11)
                                            -----------         ---------      ---------    ---------    ---------      ---------
Net Asset Value, End of Period ...........  $     19.31         $   18.44      $   18.35    $   16.26    $   15.24      $   11.44
                                            ===========         =========      =========    =========    =========      =========
TOTAL RETURN                                      12.02%(b)          0.49%         12.85%        6.69%       33.10%        (34.76)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..  $   150,909         $ 367,113      $ 549,452    $ 524,737    $ 444,207      $ 314,317
   Ratios of expenses to average
      net assets:
      Before reimbursement and/or waiver
        of expenses by Adviser ...........         1.50%(c)(d)       1.41%(d)       1.42%        1.43%        1.50%          1.48%
      After reimbursement and/or waiver of
        expenses by Adviser ..............         1.50%(c)(d)       1.41%(d)       1.42%        1.43%        1.46%(e)       1.40%
   Ratios of net investment loss to
     average net assets:
      Before reimbursement and/or waiver
        of expenses by Adviser ...........        (1.27)%(c)        (1.15)%        (1.06)%      (1.18)%      (0.97)%        (1.15)%
      After reimbursement and/or waiver of
        expenses by Adviser ..............        (1.27)%(c)        (1.15)%        (1.06)%      (1.18)%      (0.93)%        (1.07)%
   Portfolio Turnover ....................        60.31%(b)        133.21%        140.04%      118.89%      159.64%        162.80%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

(d) Ratios of expenses to average net assets include interest expense of 0.03% for the six months ended April 30, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.40% to 1.49% on March 1, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 80

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND - CLASS I                          APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED              YEAR           YEAR         YEAR        YEAR          YEAR
                                               04/30/07             ENDED          ENDED        ENDED       ENDED         ENDED
                                              (UNAUDITED)         10/31/06        10/31/05     10/31/04    10/31/03      10/31/02
                                              -----------         ---------      ---------    ---------   ---------      --------
Net Asset Value,
   Beginning of Period ...................    $     18.71         $   18.57      $   16.40    $   15.33   $   11.48      $  17.56
                                              -----------         ---------      ---------    ---------   ---------      --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ................          (0.12)            (0.17)(a)      (0.12)       (0.15)      (0.08)        (0.19)
      Net realized and unrealized gain
        (loss) on investments ............           2.28              0.31(a)        2.29         1.22        3.93         (5.89)
                                              -----------         ---------      ---------    ---------   ---------      --------
         Total from investment
           operations ....................           2.16              0.14           2.17         1.07        3.85         (6.08)
                                              -----------         ---------      ---------    ---------   ---------      --------
   LESS DISTRIBUTIONS:

      Distributions from net realized gain
        on investments ...................          (1.23)               --             --           --          --            --
                                              -----------         ---------      ---------    ---------   ---------      --------
         Total distributions .............          (1.23)               --             --           --          --            --
                                              -----------         ---------      ---------    ---------   ---------      --------
Net increase (decrease) in net
   asset value ...........................           0.93              0.14           2.17         1.07        3.85         (6.08)
                                              -----------         ---------      ---------    ---------   ---------      --------
Net Asset Value, End
   of Period .............................    $     19.64         $   18.71      $   18.57    $   16.40   $   15.33      $  11.48
                                              ===========         =========      =========    =========   =========      ========
TOTAL RETURN .............................          12.18(b)           0.75%         13.23%        6.98%      33.54%       (34.62)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of
     Period (in 000's) ...................    $   103,434         $ 150,697      $ 156,286    $ 114,607   $  77,660      $ 52,808
   Ratios of expenses to average net
     assets:
      Before reimbursement and/or waiver
        of expenses by Adviser ...........           1.20%(c)(d)       1.13%(d)       1.14%        1.15%       1.20%         1.19%

      After reimbursement and/or waiver
        of expenses by Adviser ...........           1.20%(c)(d)       1.13%(d)       1.14%        1.15%       1.16%(e)      1.11%
Ratios of net investment loss to
   average net assets:
      Before reimbursement and/or waiver
        of expenses by Adviser ...........          (0.97)%(c)        (0.87)%        (0.78)%       (0.90)%    (0.67)%       (0.86)%
      After reimbursement and/or waiver
        of expenses by Adviser ...........          (0.97)%(c)        (0.87)%        (0.78)%       (0.90)%    (0.63)%       (0.78)%
   Portfolio Turnover ....................          60.31%(b)        133.21%        140.04%       118.89%    159.64%       162.80%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

(d) Ratios of expenses to average net assets include interest expense of 0.03% for the six months ended April 30, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.15% to 1.24% on March 1, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 81

Aston Funds

TAMRO SMALL CAP FUND - CLASS N                                    APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED             YEAR           YEAR           YEAR        YEAR        YEAR
                                                04/30/07          ENDED          ENDED          ENDED        ENDED       ENDED
                                              (UNAUDITED)        10/31/06       10/31/05       10/31/04    10/31/03    10/31/02
                                              -----------       ---------      ---------      ---------    --------    --------
Net Asset Value, Beginning of Period .....    $     19.73       $   15.63      $   15.25      $   15.75    $  10.49    $  10.75
                                              -----------       ---------      ---------      ---------    --------    --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ................          (0.04)(a)       (0.07)(a)      (0.07)(a)      (0.09)      (0.01)      (0.02)(a)
      Net realized and unrealized gain
        (loss) on investments ............           1.72(a)         4.17(a)        1.45(a)        1.62        5.27       (0.14)(a)
                                              -----------       ---------      ---------      ---------    --------    --------
         Total from investment
           operations ....................           1.68            4.10           1.38           1.53        5.26       (0.16)
                                              -----------       ---------      ---------      ---------    --------    --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
        net investment income ............             --              --             --             --          --       (0.02)
      Distributions from net realized gain
        on investments ...................          (1.14)             --          (1.00)         (2.03)         --       (0.08)
                                              -----------       ---------      ---------      ---------    --------    --------
         Total distributions .............          (1.14)             --          (1.00)         (2.03)         --       (0.10)
                                              -----------       ---------      ---------      ---------    --------    --------
Net increase (decrease) in
  net asset value ........................           0.54            4.10           0.38          (0.50)       5.26       (0.26)
                                              -----------       ---------      ---------      ---------    --------    --------
Net Asset Value, End of Period ...........    $     20.27       $   19.73      $   15.63      $   15.25    $  15.75    $  10.49
                                              ===========       =========      =========      =========    ========    ========
TOTAL RETURN                                         8.70%(b)       26.23%          9.16%         10.17%      50.14%      (1.59)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period
     (in 000's) ..........................    $   242,149       $ 182,462      $ 148,950      $ 112,809    $ 60,932    $ 40,407
   Ratios of expenses to average
      net assets:
      Before reimbursement and/or waiver
        of expenses by Adviser ...........           1.32%(c)        1.42%          1.41%          1.42%       1.44%       1.52%
      After reimbursement and/or waiver of
        expenses by Adviser ..............           1.30%(c)        1.30%          1.30%          1.30%       1.30%       1.30%
   Ratios of net investment loss to
      average net assets:
      Before reimbursement and/or waiver
        of expenses by Adviser ...........          (0.43)%(c)      (0.51)%        (0.58)%        (0.89)%     (0.21)%     (0.34)%
      After reimbursement and/or
        waiver of expenses by Adviser ....          (0.41)%(c)      (0.39)%        (0.47)%        (0.77)%     (0.07)%     (0.12)%
   Portfolio Turnover ....................          20.81%(b)       58.28%         56.28%        102.56%     115.42%     266.78%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 82

Aston Funds

TAMRO SMALL CAP FUND - CLASS I                                    APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                    SIX MONTHS
                                                                                       ENDED           YEAR          PERIOD
                                                                                     04/30/07          ENDED          ENDED
                                                                                   (UNAUDITED)       10/31/06      10/31/05(a)
                                                                                   -----------       --------      -----------
Net Asset Value, Beginning of Period ..........................................    $     19.83       $  15.67      $     15.32
                                                                                   -----------       --------      -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss .....................................................          (0.01)(b)      (0.02)(b)        (0.04)(b)
      Net realized and unrealized gain on investments .........................           1.72(b)        4.18(b)          0.39(b)
                                                                                   -----------       --------      -----------
         Total from investment operations .....................................           1.71           4.16             0.35
                                                                                   -----------       --------      -----------
   LESS DISTRIBUTIONS:
      Distributions from net realized gain on investments .....................          (1.14)            --               --
                                                                                   -----------       --------      -----------
Net increase in net asset value ...............................................           0.57           4.16             0.35
                                                                                   -----------       --------      -----------
Net Asset Value, End of Period ................................................    $     20.40       $  19.83      $     15.67
                                                                                   ===========       ========      ===========
TOTAL RETURN ..................................................................           8.86%(c)      26.55%            2.28%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .......................................    $   135,658       $ 63,982      $    11,432
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...............           1.05%(d)       1.11%            1.16%(d)
      After reimbursement and/or waiver of expenses by Adviser ................           1.03%(d)       0.99%            1.05%(d)
   Ratios of net investment loss to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...............          (0.16)%(d)     (0.20)%          (0.39)%(d)
      After reimbursement and/or waiver of expenses by Adviser ................          (0.14)%(d)     (0.08)%          (0.28)%(d)
   Portfolio Turnover .........................................................          20.81%(c)      58.28%           56.28%(d)

----------
(a) TAMRO Small Cap Fund - Class I commenced investment operations on January 4, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 83

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND - CLASS N                         APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                         ENDED            YEAR        PERIOD
                                                                       04/30/07           ENDED       ENDED
                                                                      (UNAUDITED)       10/31/06   10/31/05(a)
                                                                     ------------      ---------   -----------
Net Asset Value, Beginning of Period ..............................  $      13.46      $   10.28   $     10.00
                                                                     ------------      ---------   -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ................................          0.04(b)        0.02            --(c)
      Net realized and unrealized gain on investments .............          1.30(b)        3.16          0.28
                                                                     ------------      ---------   -----------
         Total from investment operations .........................          1.34           3.18          0.28
                                                                     ------------      ---------   -----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ...         (0.03)            --            --
      Distributions from net realized gain on investments .........         (0.13)            --            --
                                                                     ------------      ---------   -----------
         Total Distributions ......................................         (0.16)            --            --
                                                                     ------------      ---------   -----------
Net increase in net asset value ...................................          1.18           3.18          0.28
                                                                     ------------      ---------   -----------
Net Asset Value, End of Period ....................................  $      14.64      $   13.46   $     10.28
                                                                     ============      =========   ===========
TOTAL RETURN ......................................................          9.91%(d)      30.93%         2.80%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...........................  $    297,946      $ 167,438   $     6,299
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...          1.36%(e)       1.78%         2.86%(e)
      After reimbursement and/or waiver of expenses by Adviser ....          1.36%(e)       1.43%         1.50%(e)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...          0.54%(e)       0.25%        (1.41)%(e)
      After reimbursement and/or waiver of expenses by Adviser ....          0.54%(e)       0.60%        (0.05)%(e)
   Portfolio Turnover .............................................         42.02%(d)      51.63%        20.82%(d)(f)

----------
(a) River Road Small Cap Value Fund Class N commenced investment operations on June 28, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Represents less than $(0.005) per share.

(d)   Not Annualized.

(e)   Annualized.

(f) Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 84

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND - CLASS I                         APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                       PERIOD
                                                                        ENDED
                                                                     04/30/07(a)
                                                                     (UNAUDITED)
                                                                     -----------
Net Asset Value, Beginning of Period .............................   $     14.04
                                                                     -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ......................................          0.04(b)
      Net realized and unrealized gain on investments ............          0.71(b)
                                                                     -----------
         Total from investment operations ........................          0.75
                                                                     -----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ..         (0.04)
      Distributions from net realized gain on investments ........         (0.13)
                                                                     -----------
         Total Distributions .....................................         (0.17)
                                                                     -----------
Net increase in net asset value ..................................          0.58
                                                                     -----------
Net Asset Value, End of Period ...................................   $     14.62
                                                                     ===========
TOTAL RETURN .....................................................          5.47%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..........................   $    59,753
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..          1.08%(d)
      After reimbursement and/or waiver of expenses by Adviser ...          1.08%(d)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..          0.75%(d)
      After reimbursement and/or waiver of expenses by Adviser ...          0.75%(d)
   Portfolio Turnover ............................................         42.02%(c)

----------
(a) River Road Small Cap Value Fund Class I commenced investment operations on December 13, 2006.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 85

Aston Funds

ABN AMRO REAL ESTATE FUND - CLASS N                               APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                   SIX MONTHS
                                                      ENDED             YEAR         YEAR        YEAR       YEAR       YEAR
                                                    04/30/07            ENDED        ENDED       ENDED      ENDED      ENDED
                                                   (UNAUDITED)        10/31/06     10/31/05    10/31/04   10/31/03   10/31/02
                                                   -----------        --------     --------    --------   --------   --------
Net Asset Value, Beginning of Period ...........   $     19.99        $  16.23     $  14.56    $  11.52   $   9.23   $   9.15
                                                   -----------        --------     --------    --------   --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ....................          0.19(a)         0.32(a)      0.46(a)     0.44       0.40       0.39
      Net realized and unrealized gain on
        investments ............................          0.76(a)         5.42(a)      2.10(a)     3.02       2.54       0.24
                                                   -----------        --------     --------    --------   --------   --------
         Total from investment operations ......          0.95            5.74         2.56        3.46       2.94       0.63
                                                   -----------        --------     --------    --------   --------   --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
        investment income ......................         (0.05)          (0.13)       (0.26)      (0.30)     (0.24)     (0.33)
      Distributions from net realized gain on
        investments ............................         (4.25)          (1.85)       (0.63)      (0.12)     (0.41)     (0.22)
                                                   -----------        --------     --------    --------   --------   --------
         Total distributions ...................         (4.30)          (1.98)       (0.89)      (0.42)     (0.65)     (0.55)
                                                   -----------        --------     --------    --------   --------   --------
Net increase (decrease) in net asset value .....         (3.35)           3.76         1.67        3.04       2.29       0.08
                                                   -----------        --------     --------    --------   --------   --------
Net Asset Value, End of Period .................   $     16.64        $  19.99     $  16.23    $  14.56   $  11.52   $   9.23
                                                   ===========        ========     ========    ========   ========   ========
TOTAL RETURN ...................................          5.29%(b)       39.19%       18.06%      30.73%     33.71%      6.62%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........   $    73,563        $ 72,506     $ 54,851    $ 72,451   $ 47,777   $ 19,924
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser ....................          1.43%(c)(d)     1.46%(d)     1.45%       1.46%      1.56%      1.68%
      After reimbursement and/or waiver of
        expenses by Adviser ....................          1.37%(c)(d)     1.37%(d)     1.37%       1.37%      1.37%      1.37%
   Ratios of net investment income to average
     net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser ....................          2.14%(c)        1.77%        2.91%       3.50%      4.10%      3.80%
      After reimbursement and/or waiver of
        expenses by Adviser ....................          2.20%(c)        1.86%        2.99%       3.59%      4.29%      4.11%
   Portfolio Turnover ..........................         53.82%(b)       83.15%       43.14%      24.28%     13.11%     36.69%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2007 and the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 86

Aston Funds

ABN AMRO REAL ESTATE FUND - CLASS I                               APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                         ENDED            YEAR         PERIOD
                                                                       04/30/07          ENDED         ENDED
                                                                     (UNAUDITED)        10/31/06     10/31/05(a)
                                                                     -----------        --------     -----------
Net Asset Value, Beginning of Period .............................   $     20.00        $  16.23     $     16.64
                                                                     -----------        --------     -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ......................................          0.21(b)         0.36(b)         0.10(b)
      Net realized and unrealized gain (loss) on investments .....          0.76(b)         5.42(b)        (0.51)(b)
                                                                     -----------        --------     -----------
         Total from investment operations ........................          0.97            5.78           (0.41)
                                                                     -----------        --------     -----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ..         (0.07)          (0.16)             --
      Distributions from net realized gain on investments ........         (4.25)          (1.85)             --
                                                                     -----------        --------     -----------
         Total distributions .....................................         (4.32)          (2.01)             --
                                                                     -----------        --------     -----------
Net increase (decrease) in net asset value .......................         (3.35)           3.77           (0.41)
                                                                     -----------        --------     -----------
Net Asset Value, End of Period ...................................   $     16.65        $  20.00     $     16.23
                                                                     ===========        ========     ===========
TOTAL RETURN .....................................................          5.40%(c)       39.54%          (2.46)%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..........................   $    44,541        $ 46,025     $    32,711
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..          1.17%(d)(e)     1.21%(e)        1.32%(d)
      After reimbursement and/or waiver of expenses by Adviser ...          1.11%(d)(e)     1.12%(e)        1.11%(d)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..          2.40%(d)        2.02%           5.11%(d)
      After reimbursement and/or waiver of expenses by Adviser ...          2.46%(d)        2.11%           5.32%(d)
   Portfolio Turnover ............................................         53.82%(c)       83.15%          43.14%(d)

----------
(a) ABN AMRO Real Estate Fund - Class I commenced investment operations on September 20, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2007 and the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 87

Aston Funds

VEREDUS SCITECH FUND - CLASS N                                    APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                            ENDED           YEAR       YEAR       YEAR       YEAR         YEAR
                                                          04/30/07          ENDED      ENDED      ENDED      ENDED        ENDED
                                                         (UNAUDITED)      10/31/06   10/31/05   10/31/04   10/31/03     10/31/02
                                                         -----------      --------   --------   --------   --------     --------
Net Asset Value, Beginning of Period .................   $      7.32      $   7.11   $   6.78   $   7.18   $   4.89     $   7.57
                                                         -----------      --------   --------   --------   --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ............................         (0.05)        (0.11)     (0.11)     (0.10)     (0.05)       (0.08)
      Net realized and unrealized gain (loss) on
        investments ..................................          0.47          0.32       0.44      (0.30)      2.34        (2.60)
                                                         -----------      --------   --------   --------   --------     --------
         Total from investment operations ............          0.42          0.21       0.33      (0.40)      2.29        (2.68)
                                                         -----------      --------   --------   --------   --------     --------
Net increase (decrease) in net asset value ...........          0.42          0.21       0.33      (0.40)      2.29        (2.68)
                                                         -----------      --------   --------   --------   --------     --------
Net Asset Value, End of Period .......................   $      7.74      $   7.32   $   7.11   $   6.78   $   7.18     $   4.89
                                                         ===========      ========   ========   ========   ========     ========
TOTAL RETURN .........................................          5.74%(a)      2.95%      4.71%     (5.43)%    46.83%      (35.40)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..............   $     3,132      $  3,409   $  4,554   $  7,135   $  4,314     $  2,206
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser ..........................          3.38%(b)      3.07%      2.89%      2.38%      4.65%        3.70%
      After reimbursement and/or waiver of expenses
        by Adviser ...................................          1.60%(b)      1.60%      1.60%      1.60%      1.57%(c)     1.50%
   Ratios of net investment loss to average net
     assets:
      Before reimbursement and/or waiver of
        expenses by Adviser ..........................         (3.07)%(b)    (2.65)%    (2.59)%    (2.21)%    (4.42)%      (3.50)%
      After reimbursement and/or waiver of expenses
        by Adviser ...................................         (1.29)%(b)    (1.18)%    (1.30)%    (1.43)%    (1.34)%      (1.30)%
   Portfolio Turnover ................................         88.01%(a)    239.12%    236.92%    251.03%    492.93%      496.86%

----------
(a)   Not Annualized.

(b)   Annualized.

(c) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.50% to 1.60% on March 1, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 88

Aston Funds

MONTAG & CALDWELL BALANCED FUND - CLASS N                         APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                         ENDED             YEAR         YEAR        YEAR        YEAR        YEAR
                                                        04/30/07           ENDED        ENDED      ENDED        ENDED       ENDED
                                                      (UNAUDITED)        10/31/06     10/31/05    10/31/04     10/31/03   10/31/02
                                                      -----------        --------     --------    --------    ---------   --------
Net Asset Value, Beginning of Period ..............   $     17.21        $  16.41     $  15.81    $  15.57    $   14.82   $  16.49
                                                      -----------        --------     --------    --------    ---------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(a) ....................          0.10(b)         0.18(b)      0.17(b)     0.19(b)      0.21       0.29
      Net realized and unrealized gain (loss) on
        investments(a) ............................          0.62(b)         0.87(b)      0.67(b)     0.30(b)      0.78      (1.66)
                                                      -----------        --------     --------    --------    ---------   --------
         Total from investment operations .........          0.72            1.05         0.84        0.49         0.99      (1.37)
                                                      -----------        --------     --------    --------    ---------   --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
        investment income .........................         (0.13)          (0.25)       (0.24)      (0.25)       (0.24)     (0.30)
                                                      -----------        --------     --------    --------    ---------   --------
         Total distributions ......................         (0.13)          (0.25)       (0.24)      (0.25)       (0.24)     (0.30)
                                                      -----------        --------     --------    --------    ---------   --------
Net increase (decrease) in net asset value ........          0.59            0.80         0.60        0.24         0.75      (1.67)
                                                      -----------        --------     --------    --------    ---------   --------
Net Asset Value, End of Period ....................   $     17.80        $  17.21     $  16.41    $  15.81    $   15.57   $  14.82
                                                      ===========        ========     ========    ========    =========   ========
TOTAL RETURN                                                 4.18%(c)        6.56%        5.27%       3.15%        6.79%     (8.42)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...........   $    16,893        $ 23,355     $ 48,759    $ 93,935    $ 105,669   $ 82,126
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .......................          1.56%(d)(e)     1.33%(e)     1.16%       1.13%        1.15%      1.14%
      After reimbursement and/or waiver of
        expenses by Adviser .......................          1.37%(d)(e)     1.33%(e)     1.16%       1.13%        1.15%      1.14%
   Ratios of net investment income to average
     net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser(a) ....................          0.92%(d)        1.07%        1.04%       1.18%        1.43%      1.74%
      After reimbursement and/or waiver of
        expenses by Adviser(a) ....................          1.11%(d)        1.07%        1.04%       1.18%        1.43%      1.74%
   Portfolio Turnover .............................         17.22%(c)       33.70%       33.43%      35.90%       41.18%     32.87%

----------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.03), $0.03, (0.10)% and (0.10)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.

(b) The selected per share data was calculated using the weighed average shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

(e) Ratios of expenses to average net assets include interest expense of 0.02% for the six months ended April 30, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 89

Aston Funds

MONTAG & CALDWELL BALANCED FUND - CLASS I                         APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                   SIX MONTHS
                                                      ENDED              YEAR          YEAR          YEAR        YEAR      YEAR
                                                     04/30/07            ENDED         ENDED         ENDED       ENDED     ENDED
                                                   (UNAUDITED)         10/31/06       10/31/05     10/31/04     10/31/03  10/31/02
                                                   -----------         ---------      --------     --------     --------  --------
Net Asset Value, Beginning of Period ............  $     17.19         $   16.39      $  15.81     $  15.57     $  14.82  $  16.49
                                                   -----------         ---------      --------     --------     --------  --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(a) ..................         0.12(b)           0.22(b)       0.21(b)      0.23(b)      0.25      0.32
      Net realized and unrealized gain (loss) on
        investments(a) ..........................         0.60(b)           0.88(b)       0.66(b)      0.30(b)      0.78     (1.64)
                                                   -----------         ---------      --------     --------     --------  --------
         Total from investment operations .......         0.72              1.10          0.87         0.53         1.03     (1.32)
                                                   -----------         ---------      --------     --------     --------  --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
        investment income .......................        (0.15)            (0.30)        (0.29)       (0.29)       (0.28)    (0.35)
                                                   -----------         ---------      --------     --------     --------  --------
         Total distributions ....................        (0.15)            (0.30)        (0.29)       (0.29)       (0.28)    (0.35)
                                                   -----------         ---------      --------     --------     --------  --------
Net increase (decrease) in net asset value ......         0.57              0.80          0.58         0.24         0.75     (1.67)
                                                   -----------         ---------      --------     --------     --------  --------
Net Asset Value, End of Period ..................  $     17.76         $   17.19      $  16.39     $  15.81     $  15.57  $  14.82
                                                   ===========         =========      ========     ========     ========  ========
TOTAL RETURN ....................................         4.21%(c)          6.80%         5.50%        3.41%        7.06%    (8.18)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .........  $     1,914         $   7,640      $ 19,609     $ 79,936     $141,031  $133,379
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .....................         1.29%(d)(e)       1.07%(e)      0.91%        0.87%        0.89%     0.87%
      After reimbursement and/or waiver of
        expenses by Adviser .....................         1.10%(d)(e)       1.07%(e)      0.91%        0.87%        0.89%     0.87%
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser(a) ..................         1.19%(d)          1.33%         1.29%        1.44%        1.69%     2.01%
      After reimbursement and/or waiver of
        expenses by Adviser(a) ..................         1.38%(d)          1.33%         1.29%        1.44%        1.69%     2.01%
   Portfolio Turnover ...........................        17.22%(c)         33.70%        33.43%       35.90%       41.18%    32.87%

----------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.02), $0.02, (0.10)% and (0.10)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

(e) Ratios of expenses to average net assets include interest expense of 0.02% for the six months ended April 30, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 90

Aston Funds

BALANCED FUND - CLASS N                                           APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                   SIX MONTHS
                                                      ENDED              YEAR           YEAR         YEAR         YEAR      YEAR
                                                    04/30/07             ENDED          ENDED        ENDED        ENDED     ENDED
                                                   (UNAUDITED)         10/31/06       10/31/05     10/31/04     10/31/03  10/31/02
                                                   -----------         ---------      --------     --------     --------  --------
Net Asset Value, Beginning of Period ............  $     10.65         $   10.84      $  11.32     $  11.07     $  10.10  $  10.77
                                                   -----------         ---------      --------     --------     --------  --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(a) ..................         0.07              0.12          0.16         0.14         0.13      0.19
      Net realized and unrealized gain (loss) on
        investments(a) ..........................         0.38              0.45          0.20         0.27         0.99     (0.64)
                                                   -----------         ---------      --------     --------     --------  --------
         Total from investment operations .......         0.45              0.57          0.36         0.41         1.12     (0.45)
                                                   -----------         ---------      --------     --------     --------  --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
        investment income .......................        (0.08)            (0.17)        (0.19)       (0.16)       (0.15)    (0.20)
      Distributions from net realized gain on
        investments .............................        (3.35)            (0.59)        (0.65)          --           --     (0.02)
                                                   -----------         ---------      --------     --------     --------  --------
         Total distributions ....................        (3.43)            (0.76)        (0.84)       (0.16)       (0.15)    (0.22)
                                                   -----------         ---------      --------     --------     --------  --------
Net increase (decrease) in net asset value ......        (2.98)            (0.19)        (0.48)        0.25         0.97     (0.67)
                                                   -----------         ---------      --------     --------     --------  --------
Net Asset Value, End of Period ..................  $      7.67         $   10.65      $  10.84     $  11.32     $  11.07  $  10.10
                                                   ===========         =========      ========     ========     ========  ========
TOTAL RETURN ....................................         5.46%(b)          5.33%         3.20%        3.73%       11.23%    (4.33)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .........  $    41,510         $  60,831      $173,051     $230,244     $320,108  $300,830
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .....................         1.24%(c)(d)       1.14%(d)      1.09%        1.07%        1.07%     1.07%
      After reimbursement and/or waiver of
        expenses by Adviser .....................         1.24%(c)(d)       1.14%(d)      1.09%        1.07%        1.07%     1.07%
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser(a) ..................         1.46%(c)          1.38%         1.53%        1.20%        1.30%     1.78%
      After reimbursement and/or waiver of
        expenses by Adviser(a) ..................         1.46%(c)          1.38%         1.53%        1.20%        1.30%     1.78%
   Portfolio Turnover ...........................        31.18%(b)         36.66%        28.76%       28.32%       47.90%    47.27%

----------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.01), $0.01, (0.07)% and (0.07)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.

(b)   Not Annualized.

(c)   Annualized.

(d) Ratios of expenses to average net assets include interest expense of 0.01% for the six months ended April 30, 2007 and less than 0.005% for the year ended October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 91

Aston Funds

ABN AMRO HIGH YIELD BOND FUND - CLASS N                           APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                      ENDED              YEAR           YEAR         YEAR          PERIOD
                                                     04/30/07            ENDED         ENDED         ENDED         ENDED
                                                   (UNAUDITED)         10/31/06       10/31/05     10/31/04     10/31/03(a)
                                                   -----------         ---------      --------     --------     -----------
Net Asset Value, Beginning of Period. ...........  $      9.87         $    9.95      $  10.44     $  10.15     $  10.00
                                                   -----------         ---------      --------     --------     -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .....................         0.35(b)           0.67(b)       0.67         0.66         0.18
      Net realized and unrealized gain (loss)
        on investments ..........................         0.22(b)          (0.03)(b)     (0.37)        0.35         0.17
                                                   -----------         ---------      --------     --------     -----------
         Total from investment operations .......         0.57              0.64          0.30         1.01         0.35
                                                   -----------         ---------      --------     --------     -----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
        investment income .......................        (0.37)            (0.72)        (0.73)       (0.72)       (0.20)
      Distribution from net realized gain on
        investments .............................           --                --         (0.06)          --           --
                                                   -----------         ---------      --------     --------     -----------
         Total distributions ....................        (0.37)            (0.72)        (0.79)       (0.72)       (0.20)
                                                   -----------         ---------      --------     --------     -----------
Net increase (decrease) in net asset value ......         0.20             (0.08)        (0.49)        0.29         0.15
                                                   -----------         ---------      --------     --------     -----------
Net Asset Value, End of Period ..................  $     10.07         $    9.87      $   9.95     $  10.44     $  10.15
                                                   ===========         =========      ========     ========     ===========
TOTAL RETURN ....................................         5.90%(c)          6.63%         2.88%       10.26%        3.67%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .........  $     5,598         $   5,308      $ 11,019     $ 10,937     $ 10,425
      Ratios of expenses to average net
        assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .....................         1.27%(d)          1.32%         1.31%        1.26%        1.25%(d)
      After reimbursement and/or waiver of
        expenses by Adviser .....................         0.80%(d)          0.80%         0.80%        0.80%        0.80%(d)
   Ratios of net investment income to
     average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .....................         6.65%(d)          6.24%         5.96%        5.96%        4.99%(d)
      After reimbursement and/or waiver of
        expenses by Adviser .....................         7.12%(d)          6.76%         6.47%        6.42%        5.44%(d)
      Portfolio Turnover ........................        43.46%(c)         66.61%        54.27%       62.66%       16.23%(c)

----------
(a) ABN AMRO High Yield Bond Fund - Class N commenced investment operations on June 30, 2003.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 92

Aston Funds

ABN AMRO HIGH YIELD BOND FUND - CLASS I                           APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                   SIX MONTHS
                                                      ENDED              YEAR           YEAR         YEAR          PERIOD
                                                    04/30/07            ENDED          ENDED         ENDED         ENDED
                                                   (UNAUDITED)         10/31/06       10/31/05     10/31/04     10/31/03(a)
                                                   -----------         ---------      --------     --------     -----------
Net Asset Value, Beginning of Period ............  $      9.87         $    9.95      $  10.44     $  10.15     $  10.00
                                                   -----------         ---------      --------     --------     -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .....................         0.37(b)           0.69(b)       0.69         0.69         0.19
      Net realized and unrealized gain (loss)
        on investments ..........................         0.22(b)          (0.03)(b)     (0.37)        0.35         0.17
                                                   -----------         ---------      --------     --------     -----------
         Total from investment operations .......         0.59              0.66          0.32         1.04         0.36
                                                   -----------         ---------      --------     --------     -----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
        investment income .......................        (0.39)            (0.74)        (0.75)       (0.75)       (0.21)
      Distribution from net realized gain
        on investments ..........................           --                --         (0.06)          --           --
                                                   -----------         ---------      --------     --------     -----------
         Total distributions ....................        (0.39)            (0.74)        (0.81)       (0.75)       (0.21)
                                                   -----------         ---------      --------     --------     -----------
Net increase (decrease) in net asset value ......         0.20             (0.08)        (0.49)        0.29         0.15
                                                   -----------         ---------      --------     --------     -----------
Net Asset Value, End of Period ..................  $     10.07         $    9.87      $   9.95     $  10.44     $  10.15
                                                   ===========         =========      ========     ========     ===========
TOTAL RETURN ....................................         6.02%(c)          6.90%         3.14%       10.54%        3.76%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .........  $    16,232         $  15,889      $ 10,092     $ 10,575     $ 10,282
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .....................         1.02%(d)          1.07%         1.06%        1.01%        1.00%(d)
      After reimbursement and/or waiver of
        expenses by Adviser .....................         0.55%(d)          0.55%         0.55%        0.55%        0.55%(d)
   Ratios of net investment income to average net
     assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .....................         6.90%(d)          6.49%         6.21%        6.21%        5.24%(d)
      After reimbursement and/or waiver of
        expenses by Adviser .....................         7.37%(d)          7.01%         6.72%        6.67%        5.69%(d)
   Portfolio Turnover ...........................        43.46%(c)         66.61%        54.27%       62.66%       16.23%(c)

----------
(a) ABN AMRO High Yield Bond Fund - Class I commenced investment operations on June 30, 2003.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 93

Aston Funds

TCH FIXED INCOME FUND - CLASS N                                   APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                      ENDED              YEAR           YEAR          YEAR       YEAR       YEAR
                                                     04/30/07            ENDED          ENDED         ENDED      ENDED     ENDED
                                                   (UNAUDITED)         10/31/06       10/31/05      10/31/04   10/31/03   10/31/02
                                                   -----------         ---------      --------      --------   --------   --------
Net Asset Value, Beginning of Period ............  $      9.62         $    9.69      $  10.13      $  10.07   $  10.06   $  10.34
                                                   -----------         ---------      --------      --------   --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(a) ..................         0.25(b)           0.45(b)       0.42(b)       0.43       0.39       0.51
      Net realized and unrealized gain (loss) on
        investments(a)                                    0.22(b)          (0.04)(b)     (0.38)(b)      0.13       0.07      (0.24)
                                                   -----------         ---------      --------      --------   --------   --------
         Total from investment operations .......         0.47              0.41          0.04          0.56       0.46       0.27
                                                   -----------         ---------      --------      --------   --------   --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess
        of net investment income ................        (0.26)            (0.48)        (0.48)        (0.50)     (0.45)     (0.55)
                                                   -----------         ---------      --------      --------   --------   --------
         Total distributions ....................        (0.26)            (0.48)        (0.48)        (0.50)     (0.45)     (0.55)
                                                   -----------         ---------      --------      --------   --------   --------
Net increase (decrease) in net asset value ......         0.21             (0.07)        (0.44)         0.06       0.01      (0.28)
                                                   -----------         ---------      --------      --------   --------   --------
Net Asset Value, End of Period ..................  $      9.83         $    9.62      $   9.69      $  10.13   $  10.07   $  10.06
                                                   ===========         =========      ========      ========   ========   ========
TOTAL RETURN ....................................         4.81%(c)          4.42%         0.40%         5.66%      4.58%      2.80%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .........  $    57,942         $  77,096      $138,807      $154,079   $202,021   $229,676
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .....................         1.03%(d)(e)       0.96%(e)      0.95%         0.92%      0.92%      0.92%
      After reimbursement and/or waiver of
        expenses by Adviser .....................         0.75%(d)(e)       0.75%(e)      0.74%         0.74%      0.74%      0.74%
   Ratios of net investment income to
     average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser(a) ..................         4.51%(d)          4.45%         3.98%         4.08%      3.69%      4.87%
      After reimbursement and/or waiver of
        expenses by Adviser(a) ..................         4.79%(d)          4.66%         4.19%         4.26%      3.87%      5.05%
   Portfolio Turnover ...........................        32.14%(c)         71.19%        41.33%        46.80%    126.94%     77.19%

----------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.03), $0.03, (0.23)% and (0.23)%, respectively.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2007 and 0.01% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 94

Aston Funds

TCH FIXED INCOME FUND - CLASS I                                   APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                   ENDED             YEAR         YEAR         YEAR       YEAR       YEAR
                                                  04/30/07           ENDED        ENDED       ENDED       ENDED     ENDED
                                                (UNAUDITED)        10/31/06     10/31/05     10/31/04   10/31/03   10/31/02
                                                -----------        --------     --------     --------   --------   --------
Net Asset Value, Beginning of Period ........   $      9.62        $   9.69     $  10.13     $  10.07   $  10.06   $  10.34
                                                -----------        --------     --------     --------   --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(a) ..............          0.23(b)         0.47(b)      0.44(b)      0.45       0.41       0.56
      Net realized and unrealized gain (loss)
        on investments(a) ...................          0.24(b)        (0.03)(b)    (0.37)(b)     0.13       0.07      (0.26)
                                                -----------        --------     --------     --------   --------   --------
         Total from investment operations ...          0.47            0.44         0.07         0.58       0.48       0.30
                                                -----------        --------     --------     --------   --------   --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
        investment income ...................         (0.26)          (0.51)       (0.51)       (0.52)     (0.47)     (0.58)
                                                -----------        --------     --------     --------   --------   --------
         Total distributions ................         (0.26)          (0.51)       (0.51)       (0.52)     (0.47)     (0.58)
                                                -----------        --------     --------     --------   --------   --------
Net increase (decrease) in net asset value ..          0.21           (0.07)       (0.44)        0.06       0.01      (0.28)
                                                -----------        --------     --------     --------   --------   --------
Net Asset Value, End of Period ..............   $      9.83        $   9.62     $   9.69     $  10.13   $  10.07   $  10.06
                                                ===========        ========     ========     ========   ========   ========
TOTAL RETURN ................................          4.94%(c)        4.68%        0.65%        5.93%      4.85%      3.07%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....   $    40,628        $ 43,148     $ 72,876     $278,712   $300,363   $262,924
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver
        of expenses by Adviser ..............          0.77%(d)(e)     0.71%(e)     0.70%        0.67%      0.67%      0.67%
      After reimbursement and/or waiver
        of expenses by Adviser ..............          0.49%(d)(e)     0.50%(e)     0.49%        0.49%      0.49%      0.49%
   Ratios of net investment income to
     average net assets:
      Before reimbursement and/or waiver
        of expenses by Adviser(a) ...........          4.77%(d)         4.70%       4.23%        4.34%      3.94%      5.12%
      After reimbursement and/or waiver
        of expenses by Adviser(a) ...........          5.05%(d)         4.91%       4.44%        4.52%      4.12%      5.30%
   Portfolio Turnover .......................         32.14%(c)        71.19%      41.33%       46.80%    126.94%     77.19%

----------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.01), $0.01, (0.23)% and (0.23)%, respectively.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2007 and 0.01% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 95

Aston Funds

TCH INVESTMENT GRADE BOND FUND - CLASS N                          APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                           ENDED             YEAR         YEAR       YEAR         PERIOD
                                                          04/30/07          ENDED         ENDED      ENDED         ENDED
                                                        (UNAUDITED)        10/31/06     10/31/05   10/31/04     10/31/03(a)
                                                        -----------        --------     --------   --------     -----------
Net Asset Value, Beginning of Period ................   $      9.14        $   9.14     $   9.49   $   9.82     $     10.08
                                                        -----------        --------     --------   --------     -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .........................          0.19(b)         0.34(b)      0.31       0.31(b)         0.10(b)
      Net realized and unrealized gain (loss) on
        investments .................................          0.04(b)         0.04(b)     (0.29)      0.02(b)        (0.23)(b)
                                                        -----------        --------     --------   --------     -----------
         Total from investment operations ...........          0.23            0.38         0.02       0.33           (0.13)
                                                        -----------        --------     --------   --------     -----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess
        of net investment income ....................         (0.21)          (0.38)       (0.37)     (0.38)          (0.13)
      Distributions from net realized gain on
        investments .................................            --              --           --      (0.28)             --
                                                        -----------        --------     --------   --------     -----------
         Total distributions ........................         (0.21)          (0.38)       (0.37)     (0.66)          (0.13)
                                                        -----------        --------     --------   --------     -----------
Net increase (decrease) in net asset value ..........          0.02              --        (0.35)     (0.33)          (0.26)
                                                        -----------        --------     --------   --------     -----------
Net Asset Value, End of Period ......................   $      9.16        $   9.14     $   9.14   $   9.49     $      9.82
                                                        ===========        ========     ========   ========     ===========
TOTAL RETURN ........................................          2.53%(c)        4.25%        0.21%      3.51%          (1.24)%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .............   $     1,906        $  2,897     $  3,632   $  1,557     $       257
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .........................          1.27%(d)(e)     1.13%(e)     1.10%      1.13%(f)        1.18%(d)
      After reimbursement and/or waiver of
        expenses by Adviser .........................          0.89%(d)(e)     0.89%(e)     0.89%      0.89%(f)        0.89%(d)
   Ratios of net investment income to average net
     assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .........................          3.85%(d)        3.53%        3.21%      2.98%           2.58%(d)
      After reimbursement and/or waiver of
        expenses by Adviser .........................          4.23%(d)        3.77%        3.42%      3.22%           2.87%(d)
   Portfolio Turnover ...............................         30.36%(c)       15.46%       38.87%     53.67%         105.35%(d)

----------
(a) TCH Investment Grade Bond Fund - Class N commenced operations on June 30, 2003.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

(e) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the six months ended April 30, 2007 and the year ended October 31, 2006, which is not included in the contractual expense limitations. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f) The Adviser's fee, which affects the expense ratios, changed from 0.70% to 0.50% on March 1, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 96

Aston Funds

TCH INVESTMENT GRADE BOND FUND - CLASS I(a)                       APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                       SIX MONTHS
                                          ENDED             YEAR         YEAR       YEAR         YEAR       SIX MONTHS       YEAR
                                        04/30/07           ENDED        ENDED       ENDED       ENDED          ENDED         ENDED
                                       (UNAUDITED)        10/31/06     10/31/05   10/31/04     10/31/03      10/31/02       4/30/02
                                       -----------        --------     --------   --------     --------     ----------      -------
Net Asset Value, Beginning of
  Period ............................  $      9.14        $   9.14     $   9.49   $   9.82     $  10.33     $     9.96      $  9.88
                                       -----------        --------     --------   --------     --------     ----------      -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .........         0.19(b)         0.36(b)      0.33       0.33(b)      0.34(b)        0.24         0.54
      Net realized and unrealized
        gain (loss) on investments ..         0.05(b)         0.04(b)     (0.29)      0.02(b)     (0.10)(b)       0.41         0.08
                                       -----------        --------     --------   --------     --------     ----------      -------
         Total from investment
           operations ...............         0.24            0.40         0.04       0.35         0.24           0.65         0.62
                                       -----------        --------     --------   --------     --------     ----------      -------
   LESS DISTRIBUTIONS:
      Distributions from and in
        excess of net investment
        income ......................        (0.22)          (0.40)       (0.39)     (0.40)       (0.44)         (0.28)       (0.54)
      Distributions from net realized
        gain on investments .........           --              --           --      (0.28)       (0.31)            --           --
                                       -----------        --------     --------   --------     --------     ----------      -------
         Total distributions ........        (0.22)          (0.40)       (0.39)     (0.68)       (0.75)         (0.28)       (0.54)
                                       -----------        --------     --------   --------     --------     ----------      -------
Net increase (decrease) in net asset
  value .............................         0.02              --        (0.35)     (0.33)       (0.51)          0.37         0.08
                                       -----------        --------     --------   --------     --------     ----------      -------
Net Asset Value, End of Period ......  $      9.16        $   9.14     $   9.14   $   9.49     $   9.82     $    10.33      $  9.96
                                       ===========        ========     ========   ========     ========     ==========      =======
TOTAL RETURN ........................         2.66%(c)        4.51%        0.45%      3.75%        2.47%          6.60%(c)     6.38%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period
     (in 000's) .....................  $    19,285        $ 26,090     $ 32,405   $ 40,996     $ 48,773     $   54,748      $83,142
   Ratios of expenses to average net
     assets:
     Before reimbursement and/or
       waiver of expenses by
       Adviser ......................         1.02%(d)(e)     0.88%(e)     0.85%      0.88%(f)     0.93%          1.06%(d)     1.05%
     After reimbursement and/or
       waiver of expenses by
       Adviser ......................         0.64%(d)(e)     0.64%(e)     0.64%      0.64%(f)     0.64%          0.65%(d)     0.60%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or
       waiver of expenses by
       Adviser ......................         4.10%(d)        3.78%        3.46%      3.23%        3.14%          4.11%(d)     4.93%
     After reimbursement and/or
       waiver of expenses by
       Adviser ......................         4.48%(d)        4.02%        3.67%      3.47%        3.43%          4.52%(d)     5.38%
   Portfolio Turnover ...............        30.36%(c)       15.46%       38.87%     53.67%      105.35%         80.49%(c)    17.00%

----------
(a) Prior to June 17, 2002, the TCH Investment Grade Bond Fund was known as Independence One Fixed Income Fund. The information presented in the table represents financial and performance history of Independence One Fixed Income Trust Class.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

(e) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the six months ended April 30, 2007 and the year ended October 31, 2006, which is not included in the contractual expense limitations. The interest expenses is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f) The Adviser's fee, which affects the expense ratios, changed from 0.70% to 0.50% on March 1, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 97

Aston Funds

MCDONNELL MUNICIPAL BOND FUND - CLASS N                           APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                   SIX MONTHS
                                                      ENDED             YEAR         YEAR       YEAR       YEAR       YEAR
                                                    04/30/07            ENDED        ENDED     ENDED      ENDED       ENDED
                                                   (UNAUDITED)        10/31/06     10/31/05   10/31/04   10/31/03   10/31/02
                                                   -----------        --------     --------   --------   --------   --------
Net Asset Value, Beginning of Period ...........   $     10.31        $  10.25     $  10.56   $  10.65   $  10.56   $  10.43
                                                   -----------        --------     --------   --------   --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ....................          0.19            0.36         0.34       0.34       0.37       0.41
      Net realized and unrealized gain (loss)
        on investments .........................         (0.08)           0.08        (0.28)      0.06       0.09       0.13
                                                   -----------        --------     --------   --------   --------   --------
         Total from investment operations ......          0.11            0.44         0.06       0.40       0.46       0.54
                                                   -----------        --------     --------   --------   --------   --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess
        of net investment income ...............         (0.19)          (0.36)       (0.34)     (0.34)     (0.37)     (0.41)
      Distributions from net realized
        gain on investments ....................            --           (0.02)       (0.03)     (0.15)        --         --
                                                   -----------        --------     --------   --------   --------   --------
         Total distributions ...................         (0.19)          (0.38)       (0.37)     (0.49)     (0.37)     (0.41)
                                                   -----------        --------     --------   --------   --------   --------
Net increase (decrease) in net asset value .....         (0.08)           0.06        (0.31)     (0.09)      0.09       0.13
                                                   -----------        --------     --------   --------   --------   --------
Net Asset Value, End of Period .................   $     10.23        $  10.31     $  10.25   $  10.56   $  10.65   $  10.56
                                                   ===========        ========     ========   ========   ========   ========
TOTAL RETURN ...................................          1.07%(a)        4.43%        0.58%      3.85%      4.45%      5.32%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........   $    21,737        $ 38,595     $ 69,070   $ 61,073   $ 48,047   $ 54,264
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver
        of expenses by Adviser .................          1.11%(b)(c)     1.04%(c)     1.02%      0.96%      0.90%      0.81%
      After reimbursement and/or waiver
        of expenses by Adviser .................          0.65%(b)(c)     0.50%(c)     0.50%      0.50%      0.50%      0.50%
   Ratios of net investment income to
     average net assets:
      Before reimbursement and/or waiver
        of expenses by Adviser .................          3.28%(b)        3.00%        2.75%      2.76%      3.10%      3.62%
      After reimbursement and/or waiver
        of expenses by Adviser .................          3.74%(b)        3.54%        3.27%      3.22%      3.50%      3.93%
   Portfolio Turnover ..........................         13.80%(a)       24.60%       13.53%     54.77%     59.47%     53.17%

----------
(a)   Not Annualized.

(b)   Annualized.

(c) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2007 and the year ended October 31, 2006, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 98

Aston Funds

ABN AMRO INVESTOR MONEY MARKET FUND - CLASS N                     APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                  SIX MONTHS
                                                     ENDED          YEAR        YEAR       YEAR       YEAR       YEAR
                                                   04/30/07         ENDED       ENDED      ENDED      ENDED      ENDED
                                                  (UNAUDITED)     10/31/06    10/31/05   10/31/04   10/31/03   10/31/02
                                                  -----------     --------    --------   --------   --------   --------
Net Asset Value, Beginning of Period ..........   $      1.00     $   1.00    $   1.00   $   1.00   $   1.00   $   1.00
                                                  -----------     --------    --------   --------   --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...................          0.02         0.04        0.02       0.01       0.01       0.01
                                                  -----------     --------    --------   --------   --------   --------
   LESS DISTRIBUTIONS FROM:
      Net investment income ...................         (0.02)       (0.04)      (0.02)     (0.01)     (0.01)     (0.01)
      Net realized gain on investments ........            --           --(a)       --         --         --         --
                                                  -----------     --------    --------   --------   --------   --------
Net Asset Value, End of Period ................   $      1.00     $   1.00    $   1.00   $   1.00   $   1.00   $   1.00
                                                  ===========     ========    ========   ========   ========   ========
TOTAL RETURN ..................................          2.36%(b)     4.30%       2.36%      0.71%      0.78%      1.37%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period(in 000's) ........   $    62,882     $ 84,778    $117,039   $219,891   $236,811   $340,537
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser ...................          0.62%(c)     0.61%       0.55%      0.53%      0.51%      0.52%
      After reimbursement and/or waiver of
        expenses by Adviser ...................          0.62%(c)     0.61%       0.55%      0.53%      0.51%      0.52%
   Ratios of net investment income
     to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser ...................          4.72%(c)     4.18%       2.19%      0.71%      0.78%      1.39%
      After reimbursement and/or waiver of
        expenses by Adviser ...................          4.72%(c)     4.18%       2.19%      0.71%      0.78%      1.39%

----------
(a)   Represents less than $0.005 per share.

(b)   Not Annualized.

(c)   Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 99

Aston Funds

                                                                  APRIL 30, 2007

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: The Aston Funds (the "Trust") (formerly known as ABN AMRO Funds) was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with 32 separate portfolios that have been established by the Board of Trustees as of April 30, 2007.

Prior to December 1, 2006, the Aston Funds were known as the ABN AMRO Funds and ABN AMRO Asset Management, Inc. ("AAAM") and its affiliates served as sponsor, investment adviser and administrator to the Funds. Aston Asset Management LLC ("Aston") assumed each of these roles as of November 30, 2006, with the exception of Aston/ABN AMRO Investor Money Market Fund in connection with the acquisition of ABN AMRO's mutual fund and separate accounts business (the
"Strategic Transaction"). Aston manages each Fund (except Aston/ABN AMRO Investor Money Market Fund) by retaining one or more Sub-Advisers to manage each Fund. AAAM serves as investment adviser to the Aston/ABN AMRO Investor Money Market Fund and Aston serves as the administrator. Please refer to Note G for more information relating to the Strategic Transaction. The following portfolios of the Trust are included in these financial statements:

CURRENT FUND NAME                                                           FORMER FUND NAME
--------------------------------------------------------------------------------------------------------------------------
Aston/Montag & Caldwell Growth Fund ("M&C Growth Fund")                     ABN AMRO/Montag & Caldwell Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Aston/ABN AMRO Growth Fund ("ABN AMRO Growth Fund")                         ABN AMRO Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Aston/Veredus Select Growth Fund ("Veredus Select Growth Fund")             ABN AMRO/Veredus Select Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Aston/Optimum Large Cap Opportunity Fund ("Optimum Large Cap Opportunity
Fund")                                                                      N/A
--------------------------------------------------------------------------------------------------------------------------
Aston/TAMRO Large Cap Value Fund ("TAMRO Large Cap Value Fund")             ABN AMRO/TAMRO Large Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
Aston Value Fund ("Value Fund")                                             ABN AMRO Value Fund
--------------------------------------------------------------------------------------------------------------------------
Aston/River Road Dynamic Equity Income Fund ("River Road Dynamic Equity
Income Fund")                                                               ABN AMRO/River Road Dynamic Equity Income Fund
--------------------------------------------------------------------------------------------------------------------------
Aston/Optimum Mid Cap Fund ("Optimum Mid Cap Fund")                         ABN AMRO Mid Cap Fund
--------------------------------------------------------------------------------------------------------------------------
Aston/River Road Small-Mid Cap Fund ("River Road Small-Mid Cap Fund")       N/A
--------------------------------------------------------------------------------------------------------------------------
Aston/Veredus Aggressive Growth Fund ("Veredus Aggressive Growth Fund")     ABN AMRO/Veredus Aggressive Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Aston/TAMRO Small Cap Fund ("TAMRO Small Cap Fund")                         ABN AMRO/TAMRO Small Cap Fund
--------------------------------------------------------------------------------------------------------------------------
Aston/River Road Small Cap Value Fund ("River Road Small Cap Value Fund")   ABN AMRO/River Road Small Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
Aston/ABN AMRO Real Estate Fund ("ABN AMRO Real Estate Fund")               ABN AMRO Real Estate Fund
--------------------------------------------------------------------------------------------------------------------------
Aston/Veredus SciTech Fund ("Veredus SciTech Fund")                         ABN AMRO/Veredus SciTech Fund
--------------------------------------------------------------------------------------------------------------------------
Aston/Montag & Caldwell Balanced Fund ("M&C Balanced Fund")                 ABN AMRO/Montag & Caldwell Balanced Fund
--------------------------------------------------------------------------------------------------------------------------
Aston Balanced Fund ("Balanced Fund")                                       ABN AMRO Balanced Fund
--------------------------------------------------------------------------------------------------------------------------
Aston/ABN AMRO High Yield Bond Fund ("ABN AMRO High Yield Bond Fund")       ABN AMRO High Yield Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Aston/TCH Fixed Income Fund ("TCH Fixed Income Fund")                       ABN AMRO Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Aston/TCH Investment Grade Bond Fund ("TCH Investment Grade Bond Fund")     ABN AMRO Investment Grade Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Aston/McDonnell Municipal Bond Fund ("McDonnell Municipal Bond Fund")       ABN AMRO Municipal Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Aston/ABN AMRO Investor Money Market Fund ("ABN AMRO Investor
Money Market Fund")                                                         ABN AMRO Investor Money Market Fund
--------------------------------------------------------------------------------------------------------------------------

The Aston/ABN AMRO Mid Cap Growth Fund was terminated and liquidated on January 31, 2007.

M&C Growth Fund and ABN AMRO Growth Fund are authorized to issue three classes of shares (Class N Shares, Class I Shares and Class R Shares). Veredus Select Growth Fund, Value Fund, Optimum Mid Cap Fund, Veredus Aggressive Growth Fund, TAMRO Small Cap Fund, River Road Small Cap Value Fund, ABN AMRO Real Estate Fund, M&C Balanced Fund, Balanced Fund, ABN AMRO High Yield Bond Fund, TCH Fixed Income Fund and TCH Investment Grade Bond Fund are each authorized to issue two classes of shares (Class N Shares and Class I Shares). Optimum Large Cap Opportunity Fund, TAMRO Large Cap Value Fund, River Road Dynamic Equity Income Fund, River Road Small-Mid Cap Value Fund, Veredus SciTech Fund, McDonnell Municipal Bond Fund and ABN AMRO Investor Money Market Fund are each authorized to issue one class of shares (N Shares). Currently Balanced Fund offers only Class N Shares. Each class of shares are substantially the same except that certain classes of shares bear class specific expenses, which include distribution fees and sub-transfer agent fees.

| 100

Aston Funds

                                                                  APRIL 30, 2007

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

The investment objectives of the Funds are as follows:

--------------------------------------------------------------------------------
M&C GROWTH FUND          Long-term capital appreciation and, secondarily,
                         current income, by investing primarily in common stocks
                         and convertible securities.
--------------------------------------------------------------------------------
ABN AMRO GROWTH FUND     Long-term total return through a combination of capital
                         appreciation and current income by investing primarily
                         in a combination of stocks and bonds.
--------------------------------------------------------------------------------
VEREDUS SELECT           Capital appreciation.
   GROWTH FUND
--------------------------------------------------------------------------------
OPTIMUM LARGE CAP        Long-term capital appreciation.
   OPPORTUNITY FUND
--------------------------------------------------------------------------------
TAMRO LARGE CAP          Long-term capital appreciation.
   VALUE FUND
--------------------------------------------------------------------------------
VALUE FUND               Total return through long-term capital appreciation and
                         current income.
--------------------------------------------------------------------------------
RIVER ROAD DYNAMIC       High current income and, secondarily, long-term capital
   EQUITY INCOME         appreciation.
   FUND
--------------------------------------------------------------------------------
OPTIMUM MID CAP FUND     Long-term total return through capital appreciation
                         by investing primarily in common and preferred stocks
                         and convertible securities.
--------------------------------------------------------------------------------
RIVER ROAD               Long-term capital appreciation.
   SMALL-MID CAP
   FUND
--------------------------------------------------------------------------------
VEREDUS AGGRESSIVE       Capital appreciation.
   GROWTH FUND
--------------------------------------------------------------------------------
TAMRO SMALL CAP FUND     Long-term capital appreciation.
--------------------------------------------------------------------------------
RIVER ROAD SMALL         Long-term capital appreciation.
   CAP VALUE FUND
--------------------------------------------------------------------------------
ABN AMRO REAL            Total return through a combination of growth and
   ESTATE FUND           income.
--------------------------------------------------------------------------------
VEREDUS SCITECH FUND     Long-term capital appreciation.
--------------------------------------------------------------------------------
M&C BALANCED FUND        Long-term total return.
--------------------------------------------------------------------------------
BALANCED FUND            Growth of capital with current income by investing in a
                         combination of equity and fixed income securities.
--------------------------------------------------------------------------------
ABN AMRO HIGH YIELD      Interest income and capital appreciation.
   BOND FUND
--------------------------------------------------------------------------------
TCH FIXED INCOME         High current income consistent with prudent risk of
   FUND                  capital.
--------------------------------------------------------------------------------
TCH INVESTMENT           Total return.
   GRADE BOND FUND
--------------------------------------------------------------------------------
MCDONNELL MUNICIPAL      High level of current interest income exempt from
   BOND FUND             federal income tax consistent with preservation of
                         capital by investing primarily in intermediate-term
                         municipal securities.
--------------------------------------------------------------------------------
ABN AMRO INVESTOR        High level of current interest income as is consistent
   MONEY MARKET FUND     with maintaining liquidity and stability of
                         principal.
--------------------------------------------------------------------------------

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles. Certain reclassifications have been made to prior year financial information to conform with current year presentations.

(1) SECURITY VALUATION: Equity securities, closed-end funds and index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices is used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Interest accrued is captured in dividends and interest receivable. Investments in money market funds are valued at the underlying fund's net asset value at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain significant events occur and the Adviser does not believe the last sale is an appropriate estimate of fair value. For the ABN AMRO Investor Money Market Fund, all securities are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Adviser or Sub-Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater

                                                                           | 101

Aston Funds

                                                                  APRIL 30, 2007

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) WHEN ISSUED/DELAYED DELIVERY SECURITIES: The Funds may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. At April 30, 2007, the Funds did not own any when issued or delayed delivery securities.

(4) MORTGAGE-BACKED SECURITIES: M&C Balanced Fund, Balanced Fund, ABN AMRO High Yield Bond Fund, TCH Fixed Income Fund and TCH Investment Grade Bond Fund may invest in mortgage-backed securities ("MBS"), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, are supported by the issuer's right to borrow from the U.S. Treasury. Others, such as those issued by Fannie Mae (formerly known as the Federal National Mortgage Association), are supported by the credit of the issuer. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. The Funds previously listed may also invest in collateralized mortgage obligations ("CMO") and real estate mortgage investment conduits ("REMIC"). A CMO is a bond that is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(5) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily. Premiums and discounts are amortized or accreted on a straight-line method for the ABN AMRO Investor Money Market Fund and effective yield on fixed income securities on all other Funds. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the identified cost method.

(6) FOREIGN CURRENCY: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 p.m. US ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(7) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2006, the following Funds had available realized capital losses to offset future net capital gains through the fiscal year ended:

| 102

Aston Funds

                                                                  APRIL 30, 2007

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                  2008          2009         2010         2011        2012       2013        2014         TOTAL
                              -----------   -----------   ----------   ----------   --------   --------   ----------   -----------
ABN AMRO Growth Fund ......   $20,818,160   $15,426,420   $       --   $       --   $     --   $     --   $       --   $36,244,580

Veredus Select Growth
   Fund ...................            --            --           --           --         --         --      253,267       253,267

Veredus SciTech Fund ......            --            --    1,018,702           --    390,520      8,062           --     1,417,284

M&C Balanced Fund .........            --            --    6,806,705    2,978,228         --         --           --     9,784,933

ABN AMRO High Yield
   Bond Fund ..............            --            --           --           --         --     32,155      185,388       217,543

TCH Fixed Income Fund .....            --            --    2,004,521           --    139,950         --    5,274,089     7,418,560

TCH Investment Grade
   Bond Fund ..............            --            --           --           --     75,141    350,840      357,545       783,526

McDonnell Municipal
   Bond Fund ..............            --            --           --           --         --         --      120,153       120,153

(8) MULTI-CLASS OPERATIONS: With respect to M&C Growth Fund, ABN AMRO Growth Fund, Veredus Select Growth Fund, Value Fund, Optimum Mid Cap Fund, Veredus Aggressive Growth Fund, TAMRO Small Cap Fund, River Road Small Cap Value Fund, ABN AMRO Real Estate Fund, M&C Balanced Fund, ABN AMRO High Yield Bond Fund, TCH Fixed Income Fund and TCH Investment Grade Bond Fund, each class offered by these Funds has equal rights as to net assets. Income, fund and trust level expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated to each class and include distribution fees and sub-transfer agent fees.

(9) ORGANIZATION COSTS: Certain costs incurred in connection with the organization of Optimum Large-Cap Opportunity Fund, River Road Small-Mid Cap Fund and River Road Small Cap Value Fund Class I Shares have been capitalized and are being amortized on a straight-line basis over twelve months, commencing on December 28, 2006, March 29, 2007 and December 13, 2006, respectively.

(10) USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(11) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

(12) ADDITIONAL ACCOUNTING STANDARDS: In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculation as late as the fund's last NAV calculation in the first semi-annual financial statement reporting period. As a result, the Aston Funds will incorporate FIN 48 in their semi-annual report on April 30, 2008.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management is currently evaluating the impact the adoptions of Fin 48 and SFAS 157 will have on the Funds' financial statement disclosures, if any.

                                                                           | 103

Aston Funds

                                                                  APRIL 30, 2007

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS:   Dividends  and  distributions  to  shareholders  are  recorded  on  the ex-dividend date. River Road Dynamic Equity Income Fund, ABN AMRO High Yield Bond Fund, TCH Fixed Income Fund and TCH Investment Grade Bond Fund distribute dividends from net investment income to shareholders monthly and net realized gains from investment transactions, if any, are generally not expected to be distributed more frequently than annually.

M&C Growth Fund, ABN AMRO Growth Fund, Veredus Select Growth Fund, Optimum Large Cap Opportunity Fund, TAMRO Large Cap Value Fund, Value Fund, Optimum Mid Cap Fund, River Road Small-Mid Cap Fund, Veredus Aggressive Growth, TAMRO Small Cap Fund, River Road Small Cap Value Fund, ABN AMRO Real Estate Fund, Veredus SciTech Fund, M&C Balanced Fund and Balanced Fund distribute dividends from net investment income to shareholders quarterly and net realized gains from investment transactions, if any, are generally not expected to be distributed more frequently than annually.

McDonnell Municipal Bond Fund and ABN AMRO Investor Money Market Fund declare dividends daily, which are payable monthly and are automatically reinvested in additional Fund shares at the month-end net asset value for those shareholders that have elected the reinvestment option. Net realized gains, if any, are generally not expected to be distributed more frequently than annually. Differences in dividends per share between classes of M&C Growth Fund, ABN AMRO Growth Fund, Value Fund, Optimum Mid Cap Fund, Veredus Aggressive Growth Fund, TAMRO Small Cap Fund, River Road Small Cap Value Fund, ABN AMRO Real Estate Fund, M&C Balanced Fund, ABN AMRO High Yield Bond Fund, TCH Fixed Income Fund and TCH Investment Grade Bond Fund are due to different class expenses. Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax differences.

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes.

The tax character of distributions paid during 2006 and 2005 was as follows:

                                            DISTRIBUTIONS PAID IN 2006               DISTRIBUTIONS PAID IN 2005
                                      --------------------------------------   --------------------------------------
                                                                  LONG-TERM                                LONG-TERM
                                      TAX-EXEMPT     ORDINARY      CAPITAL     TAX-EXEMPT     ORDINARY      CAPITAL
                                        INCOME        INCOME        GAINS        INCOME        INCOME        GAINS
                                      ----------   -----------   -----------   ----------   -----------   -----------
M&C Growth Fund ...................   $       --   $12,192,090   $        --   $       --   $12,223,076   $        --
ABN AMRO Growth Fund ..............           --     1,514,894    60,281,040           --     3,719,656            --
Veredus Select Growth Fund ........           --            --        19,255           --            --            --
TAMRO Large Cap Value Fund ........           --       152,087            --           --       140,652            --
Value Fund ........................           --     5,455,180     4,573,239           --     3,689,930            --
River Road Dynamic Equity Income
Fund ..............................           --       292,755            --           --        52,394            --
Optimum Mid Cap Fund ..............           --     2,977,006    21,010,719           --            --    14,115,486
TAMRO Small Cap Fund ..............           --            --            --           --     2,319,448     5,771,631
ABN AMRO Real Estate Fund .........           --     1,178,792     9,479,028           --     1,534,870     3,025,541
M&C Balanced Fund .................           --       790,445            --           --     2,019,046            --
Balanced Fund .....................           --     1,538,340     8,738,671           --     3,673,528    13,121,235
ABN AMRO High Yield Bond Fund .....           --     1,554,370            --           --     1,634,987        22,832
TCH Fixed Income Fund .............           --     8,184,409            --           --    13,742,768            --
TCH Investment Grade Bond Fund ....           --     1,406,853            --           --     1,638,810            --
McDonnell Municipal Bond Fund .....    2,278,235        50,920       101,839    2,148,332            --       182,140
ABN AMRO Investor Money Market
   Fund ...........................           --     4,256,167            --           --     3,456,889            --

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

                                                                                                         UNREALIZED
                                     CAPITAL LOSS   UNDISTRIBUTED     UNDISTRIBUTED     UNDISTRIBUTED   APPRECIATION
                                     CARRYFORWARD  ORDINARY INCOME  TAX-EXEMPT INCOME  LONG-TERM GAIN  (DEPRECIATION)     TOTAL
                                     ------------  ---------------  -----------------  --------------  --------------  ------------
M&C Growth Fund ...................  $         --  $       598,903  $              --  $    4,012,604  $  295,469,306  $300,080,813
ABN AMRO Growth Fund ..............   (36,244,580)       7,258,995                 --      96,058,568      94,365,100   161,438,083
Veredus Select Growth Fund ........      (253,267)              --                 --              --       2,519,037     2,265,770
TAMRO Large Cap Value Fund ........            --               --                 --       1,853,376       2,583,328     4,436,704
Value Fund ........................            --          740,651                 --      13,737,654      78,364,251    92,842,556
River Road Dynamic Equity Income
   Fund ...........................            --          109,722                 --          90,549       1,094,948     1,295,219

| 104

Aston Funds

                                                                  APRIL 30, 2007

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                                                         UNREALIZED
                                     CAPITAL LOSS   UNDISTRIBUTED     UNDISTRIBUTED     UNDISTRIBUTED   APPRECIATION
                                     CARRYFORWARD  ORDINARY INCOME  TAX-EXEMPT INCOME  LONG-TERM GAIN  (DEPRECIATION)      TOTAL
                                     ------------  ---------------  -----------------  --------------  --------------  ------------
Optimum Mid Cap Fund ..............  $         --  $            --  $              --  $   45,550,945  $  112,538,563  $158,089,508
Veredus Aggressive Growth Fund ....            --               --                 --      29,880,980      25,935,046    55,816,026
TAMRO Small Cap Fund ..............            --               --                 --      15,386,367      47,638,208    63,024,575
River Road Small Cap Value Fund ...            --        2,379,988                 --          46,483       9,739,548    12,166,019
ABN AMRO Real Estate Fund .........            --        3,516,613                 --      22,029,717      29,146,485    54,692,815
Veredus SciTech Fund ..............    (1,417,284)              --                 --              --         142,023    (1,275,261)
M&C Balanced Fund .................    (9,784,933)          50,471                 --              --       2,306,737    (7,427,725)
Balanced Fund .....................            --        1,313,323                 --      16,036,482       5,876,402    23,226,207
ABN AMRO High Yield Bond Fund .....      (217,543)         132,338                 --              --         (75,926)     (161,131)
TCH Fixed Income Fund .............    (7,418,560)         135,874                 --              --        (819,857)   (8,102,543)
TCH Investment Grade Bond Fund ....      (783,526)          62,280                 --              --        (697,727)   (1,418,973)
McDonnell Municipal Bond Fund .....      (120,153)              --             54,367              --       1,141,775     1,075,989
ABN AMRO Investor Money Market
  Fund ............................            --          150,737                 --              --              --       150,737

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. At April 30, 2007, ABN AMRO Asset Management Holdings, Inc. owned 399,987 and 1,599,986 shares of ABN AMRO High Yield Bond Fund, Class N and Class I, respectively. Share transactions of the Funds were as follows:

SIX MONTHS ENDED APRIL 30, 2007

                                                                  PROCEEDS FROM                        NET INCREASE
                                                                   REINVESTMENT                         (DECREASE)
CLASS N                                                SOLD      OF DISTRIBUTIONS     REDEEMED     IN SHARES OUTSTANDING
-------                                             ----------   ----------------   ------------   ---------------------
M&C Growth Fund .................................    3,870,495        264,470         (9,020,736)       (4,885,771)
ABN AMRO Growth Fund ............................    2,176,529      2,117,445         (8,567,200)       (4,273,226)
Veredus Select Growth Fund ......................      428,535             --           (343,677)           84,858
Optimum Large Cap Opportunity Fund (a) ..........      165,973             --               (253)          165,720
TAMRO Large Cap Value Fund ......................       93,262        140,113           (201,247)           32,128
Value Fund ......................................    2,352,797        347,857         (1,436,158)        1,264,496
River Road Dynamic Equity Income Fund ...........    2,697,746         48,518           (658,937)        2,087,327
Optimum Mid Cap Fund ............................    6,698,538      1,353,368         (4,054,891)        3,997,015
River Road Small-Mid Cap Fund (b) ...............      579,463             --               (365)          579,098
Veredus Aggressive Growth Fund ..................      772,884      1,116,407        (13,985,572)      (12,096,281)
TAMRO Small Cap Fund ............................    4,492,543        518,908         (2,316,911)        2,694,540
River Road Small Cap Value Fund (c) .............   13,037,348        173,085         (5,291,362)        7,919,071
ABN AMRO Real Estate Fund .......................    1,030,216        964,039         (1,200,276)          793,979
Veredus SciTech Fund ............................       79,907             --           (140,418)          (60,511)
M&C Balanced Fund ...............................       48,979          8,067           (464,852)         (407,806)
Balanced Fund ...................................      248,354      2,355,278         (2,907,189)         (303,557)
ABN AMRO High Yield Bond Fund ...................       41,723          3,740            (27,457)           18,006
TCH Fixed Income Fund ...........................      560,064        158,070         (2,842,823)       (2,124,689)
TCH Investment Grade Bond Fund ..................        6,695          5,776           (121,192)         (108,721)
McDonnell Municipal Bond Fund ...................       82,940         22,772         (1,724,906)       (1,619,194)
ABN AMRO Investor Money Market Fund .............   78,971,522      1,064,096       (101,931,257)      (21,895,639)

(a) Optimum Large Cap Opportunity Fund commenced investment operations on December 28, 2006.

(b) River Road Small-Mid Cap Fund commenced investment operations on March 29, 2007.

(c) Effective as of January 10, 2007 and until further notice, the River Road Small Cap Value Fund is not accepting investments from either existing investors or new investors, with limited exceptions.

                                                                   PROCEEDS FROM                       NET INCREASE
                                                                   REINVESTMENT                         (DECREASE)
CLASS I                                                SOLD      OF DISTRIBUTIONS     REDEEMED     IN SHARES OUTSTANDING
-------                                             ----------   ----------------   ------------   ---------------------
M&C Growth Fund .................................    4,536,416        423,405        (13,592,662)       (8,632,841)
ABN AMRO Growth Fund ............................      872,531      2,593,695        (11,012,693)       (7,546,467)
Veredus Select Growth Fund ......................       21,622             --                 --            21,622
Value Fund ......................................           --        858,466            (32,766)          825,700
Optimum Mid Cap Fund ............................      902,046        185,394           (377,053)          710,387
Veredus Aggressive Growth Fund ..................      977,841        427,770         (4,194,775)       (2,789,164)
TAMRO Small Cap Fund ............................    4,218,514        137,135           (932,416)        3,424,233
River Road Small Cap Value Fund (a) (b) .........    4,120,307          3,243            (36,887)        4,086,663
ABN AMRO Real Estate Fund .......................           18        610,707           (237,530)          373,195
M&C Balanced Fund ...............................       33,620          3,769           (374,024)         (336,635)
ABN AMRO High Yield Bond Fund ...................        1,999            331               (838)            1,492
TCH Fixed Income Fund ...........................      152,436         57,641           (565,659)         (355,582)
TCH Investment Grade Bond Fund ..................       29,321         20,746           (796,795)         (746,728)

(a) River Road Small Cap Value Fund began issuing Class I Shares on December 13, 2006.

(b) Effective as of January 10, 2007 and until further notice, the River Road Small Cap Value Fund is not accepting investments from either existing investors or new investors, with limited exceptions.

                                                                           | 105

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                                                                  APRIL 30, 2007

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                               PROCEEDS FROM
                                                                REINVESTMENT                        NET DECREASE
CLASS R                                            SOLD       OF DISTRIBUTIONS     REDEEMED     IN SHARES OUTSTANDING
-------                                         -----------   ----------------   ------------   ---------------------
M&C Growth Fund .............................         4,905             148           (14,294)           (9,241)
ABN AMRO Growth Fund ........................        10,747           8,766           (42,491)          (22,978)

YEAR ENDED OCTOBER 31, 2006

                                                               PROCEEDS FROM                        NET INCREASE
                                                                REINVESTMENT                         (DECREASE)
CLASS N                                            SOLD       OF DISTRIBUTIONS     REDEEMED     IN SHARES OUTSTANDING
-------                                         -----------   ----------------   ------------   ---------------------
M&C Growth Fund .............................     8,426,683         104,931       (17,387,669)       (8,856,055)
ABN AMRO Growth Fund ........................     4,069,629       1,583,026       (25,275,679)      (19,623,024)
Veredus Select Growth Fund ..................     2,260,876           1,361          (726,432)        1,535,805
TAMRO Large Cap Value Fund ..................       173,500          11,164          (786,125)         (601,461)
Value Fund ..................................     1,557,582         232,748        (2,278,664)         (488,334)
River Road Dynamic Equity Income Fund .......     1,458,692          10,479          (660,127)          809,044
Optimum Mid Cap Fund ........................     6,651,917         797,740        (9,807,905)       (2,358,248)
Veredus Aggressive Growth Fund ..............     5,165,613              --       (15,194,301)      (10,028,688)
TAMRO Small Cap Fund ........................     5,262,354              --        (5,541,411)         (279,057)
River Road Small Cap Value Fund .............    13,316,275              --        (1,490,759)       11,825,516
ABN AMRO Real Estate Fund ...................     1,172,046         424,265        (1,349,059)          247,252
Veredus SciTech Fund ........................       179,372              --          (354,355)         (174,983)
M&C Balanced Fund ...........................       247,162          34,278        (1,895,942)       (1,614,502)
Balanced Fund ...............................       882,089         964,188       (12,090,947)      (10,244,670)
ABN AMRO High Yield Bond Fund ...............        65,599           6,454          (641,626)         (569,573)
TCH Fixed Income Fund .......................     2,219,945         531,744        (9,059,642)       (6,307,953)
TCH Investment Grade Bond Fund ..............        40,375          14,882          (135,973)          (80,716)
McDonnell Municipal Bond Fund ...............     1,580,764         146,140        (4,719,678)       (2,992,774)
ABN AMRO Investor Money Market Fund .........   294,006,932       1,951,658      (328,219,408)      (32,260,818)

                                                               PROCEEDS FROM                        NET INCREASE
                                                                REINVESTMENT                         (DECREASE)
CLASS I                                            SOLD       OF DISTRIBUTIONS     REDEEMED     IN SHARES OUTSTANDING
-------                                         -----------   ----------------   ------------   ---------------------
M&C Growth Fund .............................     8,933,745         334,989       (33,572,466)      (24,303,732)
ABN AMRO Growth Fund ........................     3,155,002         938,503        (3,788,153)          305,352
Veredus Select Growth Fund (a) ..............        78,447              --              (833)           77,614
Value Fund ..................................     1,250,143         554,934           (52,282)        1,752,795
Optimum Mid Cap Fund ........................       906,056         105,120        (1,169,973)         (158,797)
Veredus Aggressive Growth Fund ..............     2,506,369              --        (2,867,822)         (361,453)
TAMRO Small Cap Fund ........................     3,167,262              --          (670,970)        2,496,292
ABN AMRO Real Estate Fund ...................       279,367         268,200          (261,777)          285,790
M&C Balanced Fund ...........................       257,603          12,735        (1,022,596)         (752,258)
ABN AMRO High Yield Bond Fund ...............       600,622             771            (5,655)          595,738
TCH Fixed Income Fund .......................       469,294         140,155        (3,644,317)       (3,034,868)
TCH Investment Grade Bond Fund ..............        59,951          57,629          (811,511)         (693,931)

(a)   Veredus  Select  Growth Fund began issuing Class I Shares on September 11,
      2006.

                                                               PROCEEDS FROM                        NET INCREASE
                                                                REINVESTMENT                         (DECREASE)
CLASS R                                            SOLD       OF DISTRIBUTIONS     REDEEMED     IN SHARES OUTSTANDING
-------                                         -----------   ----------------   ------------   ---------------------
M&C Growth Fund .............................        10,743              --           (13,319)           (2,576)
ABN AMRO Growth Fund ........................        51,523           1,594           (28,756)           24,361

NOTE (E) INVESTMENT TRANSACTIONS: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six months ended April 30, 2007 were as follows:

                                                      AGGREGATE PURCHASES               PROCEEDS FROM SALES
                                                -------------------------------   -------------------------------
                                                U.S. GOVERNMENT       OTHER       U.S. GOVERNMENT       OTHER
                                                ---------------   -------------   ---------------   -------------
M&C Growth Fund .............................   $            --   $ 612,577,010   $            --   $ 964,605,642
ABN AMRO Growth Fund ........................                --     186,057,060                --     532,342,837
Veredus Select Growth Fund ..................                --      55,948,864                --      55,122,157
Optimum Large Cap Opportunity Fund ..........                --       1,804,746                --          87,840
TAMRO Large Cap Value Fund ..................                --       3,944,297                --       5,365,191
Value Fund ..................................                --      59,568,167                --      43,780,009
River Road Dynamic Equity Income Fund .......                --      33,160,788                --       9,337,538
Optimum Mid Cap Fund ........................                --     214,589,652                --      54,275,688
River Road Small-Mid Cap Fund ...............                --       5,214,396                --         417,198

| 106

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                                                                  APRIL 30, 2007

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                      AGGREGATE PURCHASES               PROCEEDS FROM SALES
                                                -------------------------------   -------------------------------
                                                U.S. GOVERNMENT       OTHER       U.S. GOVERNMENT       OTHER
                                                ---------------   -------------   ---------------   -------------
Veredus Aggressive Growth Fund ..............   $            --   $ 220,481,135   $            --   $ 521,540,639
TAMRO Small Cap Fund ........................                --     173,687,498                --      63,525,291
River Road Small Cap Value Fund .............                --     263,252,124                --     110,304,876
ABN AMRO Real Estate Fund ...................                --      66,053,616                --      69,131,214
Veredus SciTech Fund ........................                --       2,905,391                --       3,366,375
M&C Balanced Fund ...........................           366,598       4,022,510         2,576,394      14,272,640
Balanced Fund ...............................         3,380,861      11,387,659         4,570,382      31,914,185
ABN AMRO High Yield Bond Fund ...............                --       8,973,700                --       8,996,452
TCH Fixed Income Fund .......................         1,979,559      31,299,296        19,793,865      35,637,936
TCH Investment Grade Bond Fund ..............         1,500,288       5,291,197         5,434,763       9.608,792
McDonnell Municipal Bond Fund ...............                --       3,531,581                --      19,081,745

NOTE (F) REDEMPTION FEES: In accordance with the prospectuses, certain Funds assessed a 2% redemption fee on fund share redemptions and exchanges within specified time periods, as indicated in the following table for the six months ended April 30, 2007:

FUND NAME                       TIME PERIOD         AMOUNT
---------                       -----------------   -------
ABN AMRO Real Estate Fund       2% Within 90 Days   $27,562
Veredus SciTech Fund            2% Within 90 Days     1,773
ABN AMRO High Yield Bond Fund   2% Within 90 Days     1,330
McDonnell Municipal Bond Fund   2% Within 90 Days     3,012

NOTE (G) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: On November 30, 2006, pursuant to the closing of an asset purchase agreement between AAAM and its affiliates ("ABN AMRO"), Highbury Financial Inc. ("Highbury") and Aston (the "Purchase Agreement"), ABN AMRO sold substantially all of the assets related to their U.S. mutual fund and separately managed account business to Highbury and Aston (also referred to herein as the "Strategic Transaction"). Aston is a majority owned subsidiary of Highbury. As of November 30, 2006, Aston serves as investment adviser and administrator to the Funds (except ABN AMRO Investor Money Market Fund). AAAM continues to serve as investment adviser to ABN AMRO Investor Money Market Fund and Aston serves as the administrator.

A Special Meeting of Shareholders of the Trust was held on August 25, 2006 and reconvened on September 20, 2006 to approve certain proposals in connection with the Strategic Transaction, including the approval of a new investment advisory agreement with Aston for each Fund listed below (the "New Investment Advisory Agreement") and the approval of a new sub-investment advisory agreement between Aston and the sub-adviser identified for each Fund listed below (the "New Sub-Investment Advisory Agreements"). All proposals for all Funds were approved by shareholders.

The Board of Trustees and shareholders approved New Sub-Investment Advisory Agreements with respect to each Fund as follows:

FUND                                             SUB-ADVISER
----                                             -----------

ABN AMRO Growth Fund                             ABN AMRO Asset Management, Inc.
--------------------------------------------------------------------------------
ABN AMRO Mid Cap Growth Fund                     ABN AMRO Asset Management, Inc.
--------------------------------------------------------------------------------
ABN AMRO Real Estate Fund                        ABN AMRO Asset Management, Inc.
--------------------------------------------------------------------------------
ABN AMRO High Yield Bond Fund                    ABN AMRO Asset Management, Inc.
--------------------------------------------------------------------------------
ABN AMRO/Montag & Caldwell Growth Fund           Montag & Caldwell, Inc.
--------------------------------------------------------------------------------
ABN AMRO/Montag & Caldwell Balanced Fund         Montag & Caldwell, Inc.
--------------------------------------------------------------------------------
ABN AMRO/River Road Dynamic Equity Income Fund   River Road Asset Management LLC
--------------------------------------------------------------------------------
ABN AMRO/River Road Small Cap Value Fund         River Road Asset Management LLC
--------------------------------------------------------------------------------
ABN AMRO/TAMRO Large Cap Value Fund              TAMRO Capital Partners LLC
--------------------------------------------------------------------------------
ABN AMRO/TAMRO Small Cap Fund                    TAMRO Capital Partners LLC

                                                                           | 107

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                                                                  APRIL 30, 2007

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

ABN AMRO/Veredus Select Growth Fund         Veredus Asset Management LLC
--------------------------------------------------------------------------------

FUND                                        SUB-ADVISER
----                                        -----------

ABN AMRO/Veredus SciTech Fund               Veredus Asset Management LLC
--------------------------------------------------------------------------------
ABN AMRO/Veredus Aggressive Growth Fund     Veredus Asset Management LLC
--------------------------------------------------------------------------------
ABN AMRO Value Fund                         MFS Institutional Advisers, Inc.
--------------------------------------------------------------------------------
ABN AMRO Mid Cap Fund                       Optimum Investment Advisors, LP
--------------------------------------------------------------------------------
ABN AMRO Bond Fund                          Taplin, Canida & Habacht, Inc.
--------------------------------------------------------------------------------
ABN AMRO Investment Grade Bond Fund         Taplin, Canida & Habacht, Inc.
--------------------------------------------------------------------------------
ABN AMRO Municipal Bond Fund                McDonnell Investment Management, LLC
--------------------------------------------------------------------------------
ABN AMRO Balanced Fund                      Taplin, Canida & Habacht, Inc.
                                            (Income Portion)
                                            ABN AMRO Asset Management, Inc.
                                            (Equity Portion)
--------------------------------------------------------------------------------

The New Investment Advisory Agreement and New Sub-Investment Advisory Agreements became effective as of November 30, 2006, the closing date of the Purchase Agreement, and the then existing investment advisory and sub-advisory agreements with respect to each Fund were terminated. Each Fund's New Investment Advisory Agreement provides for the same investment advisory fee rate as previously in place for each Fund and such fees are accrued daily and paid monthly, based on a specified annual rate of average daily net assets.

The factors considered by the Board of Trustees in approving the New Investment Advisory Agreement and the New Sub-Investment Advisory Agreements are included in the Trust's Annual Report dated October 31, 2006.

Prior to the closing of the Strategic Transaction, each previous adviser listed below (the "Previous Adviser") provided the Funds with investment advisory services under various advisory agreements. In addition, certain Funds had an expense limitation agreement with the Previous Adviser, which capped annual ordinary operating expenses for Class N and Class I shareholders at certain specified annual rates of average daily net assets. There are no contractual expense limitations for Class R shareholders. The contractual expense limitation contracts with the Previous Advisers set forth below terminated as of November 30, 2006 at which time new contractual expense limitation contracts with Aston became effective (the "New Expense Limitation Agreements"). The New Expense Limitation Agreements set forth the same contractual expense limitations as previously in place for each Fund and are effective through February 28, 2008. The advisory rates and contractual expense limitations for the six months ended April 30, 2007 were as follows:

                                                                                                                CONTRACTUAL
                                                                                                            EXPENSE LIMITATIONS
                                                                                                            -------------------
                                                  PREVIOUS ADVISER                   ADVISORY FEES          CLASS N     CLASS I
                                        -----------------------------------   ---------------------------   -------     -------
M&C Growth Fund                         Montag & Caldwell, Inc.               0.80% on first $800,000,000
                                                                                0.60% over $800,000,000       N/A         N/A
ABN AMRO Growth Fund                    ABN AMRO Asset Management, Inc.                  0.70%                N/A         N/A
Veredus Select Growth Fund              Veredus Asset Management LLC                     0.80%               1.30%       1.05%
Optimum Large Cap Opportunity Fund                       *                               0.80%               1.40%        N/A
TAMRO Large Cap Value Fund              TAMRO Capital Partners LLC                       0.80%               1.20%        N/A
Value Fund                              ABN AMRO Asset Management, Inc. (a)              0.80%               0.94%       0.69%
River Road Dynamic Equity Income Fund   River Road Asset Management LLC                  0.70%               1.30%        N/A
Optimum Mid Cap Fund                    ABN AMRO Asset Management, Inc.       0.80% on first $100,000,000
                                                                                0.75% next $300,000,000
                                                                                0.70% over $400,000,000      1.40%       1.15%
River Road Small-Mid Cap Fund                            *                               1.00%               1.50%        N/A
Veredus Aggressive Growth Fund          Veredus Asset Management LLC                     1.00%               1.49%       1.24%
TAMRO Small Cap Fund                    TAMRO Capital Partners LLC                       0.90%               1.30%       1.05%
River Road Small Cap Value Fund         River Road Asset Management LLC                  0.90%               1.50%       1.25%
ABN AMRO Real Estate Fund               ABN AMRO Asset Management, Inc. (a)              1.00%               1.37%       1.12%

| 108

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                                                                  APRIL 30, 2007

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                                                                CONTRACTUAL
                                                                                                            EXPENSE LIMITATIONS
                                                                                                            -------------------
                                                 PREVIOUS ADVISER                    ADVISORY FEES          CLASS N     CLASS I
                                        -----------------------------------   ---------------------------   -------     -------
Veredus SciTech Fund                    Veredus Asset Management LLC                     1.00%               1.60%        N/A
M&C Balanced Fund (b)                   Montag & Caldwell, Inc.                          0.75%                N/A         N/A
Balanced Fund                           ABN AMRO Asset Management, Inc.                  0.70%                N/A         N/A
ABN AMRO High Yield Bond Fund           ABN AMRO Asset Management, Inc. (a)              0.45%               0.80%       0.55%
TCH Fixed Income Fund                   ABN AMRO Asset Management, Inc.                  0.55%               0.74%       0.49%
TCH Investment Grade Bond Fund          ABN AMRO Asset Management, Inc.                  0.50%               0.89%       0.64%
McDonnell Municipal Bond Fund (c)       ABN AMRO Asset Management, Inc.                  0.60%                N/A         N/A
ABN AMRO Investor Money Market Fund     ABN AMRO Asset Management, Inc.**                0.40%                N/A         N/A

* Optimum Large Cap Opportunity Fund commenced operations on December 28, 2006 and River Road Small-Mid Cap Fund commenced operations on March 29, 2007. Aston serves as investment adviser to each fund and Optimum
      Investment Advisers LLC serves as sub adviser to Optimum Large Cap Opportunity Fund and River Road Asset Management LLC serves as sub adviser to River Road Small-Mid Cap Fund. The contractual expense limitation for River Road Small-Mid Cap Fund is effective through March 28, 2008.

** ABN AMRO Asset Management, Inc. continues to serve as the investment adviser for ABN AMRO Investor Money Market Fund.

(a) Effective January 1, 2006, ABN AMRO Asset Management (USA) LLC ("AAAM LLC") merged with ABN AMRO Asset Management, Inc. Any contract between the Funds' and AAAM LLC continues under ABN AMRO Asset Management, Inc.

(b) Effective November 1, 2006, Aston agreed to voluntarily waive management fees and/or reimburse expenses for the M&C Balanced Fund so that the net expense ratio is no more than 1.35% for Class N Shares and 1.10% for Class I Shares. Aston may revise or discontinue the voluntary waivers at any time.

(c) Effective February 1, 2007 Aston agreed to voluntarily waive management fees and/or reimburse expenses for the McDonnell Municipal Bond Fund so that the net expense ratio is no more than 0.85% for Class N Shares. Prior to February 1, 2007, Aston voluntarily waived management fees and all distribution fees so that the net expense ratio was 0.50%. Aston may revise or discontinue the voluntary waivers at any time.

In  addition,  prior  to  the  Strategic  Transaction,   AAAM  was  a  party  to
sub-advisory agreements with the following entities for the following Funds:

FUND                       SUB-ADVISER
----                       -----------
Value Fund                 MFS Institutional Advisors, Inc.
Optimum Mid Cap Fund       Optimum Investment Advisers, LLC

Prior to the close of the Strategic Transaction, subadvisory fees were paid monthly by AAAM. Pursuant to the terms of the New Sub-Investment Advisory Agreements (including the Sub-Investment Advisory Agreements for Optimum Large Cap Opportunity Fund and River Road Small-Mid Cap Fund) subadvisory fees for each Fund are paid monthly by Aston.

Prior to November 30, 2006, ABN AMRO Investment Fund Services, Inc. ("AAIFS"), provided the Funds with various administrative services. On November 30, 2006, AAIFS, the Trust and the Board of Trustees assigned the administration agreement between the Funds and AAIFS (the "Administration Agreement") to Aston in connection with the Strategic Transaction. Under the terms of the Administration Agreement, administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per Fund. The fee is allocated to each Fund based on the relative net assets of the Trust. Administration expenses also include pricing agent fees and compliance related expenses. The administration fee arrangement is as follows:

ADMINISTRATION FEES
AT TRUST LEVEL             ANNUAL RATE
-------------------        -----------
First $7.4 billion           0.0490%
Over $7.4 billion            0.0465%

PFPC Inc. ("PFPC") provides certain administrative services to the Funds pursuant to a Sub-Administration and Accounting Services Agreement between AAIFS and PFPC (the "Sub-Administration Agreement"). On November 30, 2006, the Sub-Administration Agreement was assigned from AAIFS to Aston. Under the terms of the Sub-Administration Agreement, sub-administration fees are accrued daily and paid monthly, at a rate of 0.022% of average daily net assets of the Trust and a base fee at an annual rate of $12,000 per Fund.

Prior to December 1, 2006, ABN AMRO Distribution Services (USA) Inc. served as principal underwriter and distributor of the Funds' shares under the same fee structure described below. As of December 1, 2006, PFPC Distributors, Inc. serves as principal underwriter and distributor of the Funds' shares. Pursuant to Rule 12b-1 distribution plans (the "Plans") adopted by the Funds, with the exception of ABN AMRO Investor Money Market Fund, with respect to Class N shares and Class R shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plans, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's Class N average daily net assets and 0.50% of each participating Fund's Class R average daily net assets. The Class I shares do not have distribution plans.

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In addition,  some of the Funds, with respect to Class N shares,  Class I shares and Class R shares, pay a sub-transfer agent fee pursuant to certain fee arrangements. For the six months ended April 30, 2007, the fees charged to these Funds for Class N, Class I and Class R, which are included in the Transfer agent fees on the Statement of Operations, were as follows:

                                                      SUB-TRANSFER AGENT FEES
                                                   -----------------------------
                FUND                                CLASS N    CLASS I   CLASS R
                ----                               ---------   -------   -------
M&C Growth Fund                                    $ 136,216   $    --   $    --
ABN AMRO Growth Fund                                  81,788     6,097        --
Veredus Select Growth Fund                            13,622        --        --
TAMRO Large Cap Value Fund                             1,121        --        --
Value Fund                                                74        --        --
River Road Dynamic Equity Income Fund                  5,074        --        --
Optimum Mid Cap Fund                                  91,374     3,745        --
Veredus Aggressive Growth Fund                        64,995     2,853        --
TAMRO Small Cap Fund                                  28,319        55        --
River Road Small Cap Value Fund                       45,775        --        --
ABN AMRO Real Estate Fund                              3,346        --        --
Veredus SciTech Fund                                     597        --        --
M&C Balanced Fund                                      1,374        --        --
Balanced Fund                                          1,407        --        --
TCH Fixed Income Fund                                  2,666        --        --
McDonnell Municipal Bond Fund                          3,007        --        --

The Trust does not compensate its officers or interested Trustees who are affiliated with Aston or a subadviser. The Trust pays each non-interested Trustee $5,000 per Board of Trustees meeting attended and an annual retainer of $25,000 and also reimburses for out-of-pocket expenses. In addition, the Trust pays each member of the Nominating and Governance Committee a $2,000 annual retainer and each member of the Audit Committee a $2,500 annual retainer. The Chairman of the Audit Committee receives an additional $10,000 per year, the Chairman of the Nominating and Governance Committee receives an additional $2,500 per year, and the Lead Independent Trustee receives an additional $20,000 per year.

NOTE (H) CREDIT AGREEMENT: The Credit Agreement with The Bank of Nova Scotia, amended March 16, 2007, provides the Trust with a revolving credit facility up to $50 million. The facility is shared by each series of the Trust, including these Funds, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.11% of the commitment amount of the facility in addition to an annual administration fee of $37,500 and reasonable legal expenses incurred in connection with the preparation of any amendments. The interest rate on outstanding loans is equivalent to the Federal Funds Rate or LIBOR (London Interbank Offered Rate), as applicable, plus 0.625%. Borrowings must be repaid within 60 days. At April, 30, 2007, there were no borrowings outstanding on the line of credit.

For the Funds that utilized the line of credit during the six months ended April 30, 2007, the average daily loan balance outstanding on the days where borrowings existed, the weighted average interest rate and the interest expense, included on the Statement of Operations, allocated to each Fund for use of the line of credit were as follows:

                                        AVERAGE DAILY LOAN   WEIGHTED AVERAGE
                                              BALANCE         INTEREST RATE     INTEREST EXPENSE
                                        ------------------   ----------------   ----------------
M&C Growth Fund                            $11,211,464             5.29%             $21,549
ABN AMRO Growth Fund                         1,708,792             5.33%               3,263
River Road Dynamic Equity Income Fund          272,600             5.30%                 120
Optimum Mid Cap Fund                         5,925,600             5.27%               2,605
Veredus Aggressive Growth Fund               9,077,675             5.30%              48,146
ABN AMRO Real Estate Fund                    3,733,700             5.31%                 551
M&C Balanced Fund                            2,472,029             5.29%               2,549
Balanced Fund                                1,246,267             5.27%               3,828
TCH Fixed Income Fund                        2,725,700             5.32%               1,208
TCH Investment Grade Bond Fund               1,721,100             5.33%                 255
McDonnell Municipal Bond Fund                1,748,400             5.27%                 511

NOTE (I) REFLOW FUND LLC: On June 15, 2006, the ABN AMRO Funds' Board of Trustees approved the use of ReFlow Fund LLC ("ReFlow") for the Veredus Aggressive Growth Fund. The Veredus Aggressive Growth Fund may participate in the program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund's net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales or when the shares have been outstanding for the holding limit of 28 days, whichever comes first. In return for this service, the Veredus Aggressive Growth Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

The costs to the Veredus Aggressive Growth Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund's short-term lending arrangements or the costs of selling portfolio securities to meet redemp-

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tions.  ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

As of April 30,  2007,  the  Veredus  Aggressive  Growth  Fund had not  utilized
ReFlow.

NOTE (J) SUBSEQUENT EVENTS: The Trust filed a Post Effective Amendment to its Registration Statement ("PEA") on April 27, 2007 for the purpose of adding Class I shares to the Aston/River Road Small-Mid Cap Fund and the Aston/River Road Dynamic Equity Income Fund. For both Funds, the new class is expected to commence operations on or about June 29, 2007. The Trust also filed a PEA on May 9, 2007 for the purpose of adding four new series to the Trust, Aston/ABN AMRO Global Real Estate Fund, Aston/Resolution Global Equity Fund, Aston/LanderNorth Small Cap Growth Fund and Aston/Neptune International Fund. The new series are expected to commence operations on or about August 1, 2007.

On April 13, 2007, TAMRO Capital Partners, LLC ("TAMRO") and ABN AMRO Asset Management Holdings, Inc. (collectively the "Sellers"), entered into an asset purchase agreement ("Asset Purchase Agreement") with Tasho Investment, LLC ("Purchaser") under which Purchaser will purchase substantially all of the assets and liabilities of TAMRO related to its investment advisory business. The transaction is referred to herein as the "Buyback Transaction." Purchaser will be owned primarily by the current executive officers of TAMRO. The Buyback Transaction will result in the termination of the current Sub-Investment Advisory Agreement for the Aston/TAMRO Large Cap Value Fund and Aston/TAMRO Small Cap Fund (each a "TAMRO Fund" and collectively, the "TAMRO Funds") between Aston and TAMRO. The 1940 Act requires shareholders to approve the new Sub-Investment Advisory Agreement between Aston and Tasho with respect to each TAMRO Fund in order for it to become effective. As soon as practicable following the transaction, Purchaser will assume the name of TAMRO Capital Partners, LLC. The Board of Trustees of the Aston Funds has approved a new Sub-Investment Advisory Agreement, with substantially the same terms as the existing agreement, to become effective upon the closing, subject to approval by the shareholders of the TAMRO Funds. A Special Meeting of Shareholders for each Fund is scheduled to be held on June 28, 2007. No change in portfolio manager is anticipated as a result of the Buyback Transaction. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, by the end of the second quarter of 2007.

Effective May 1, 2007 Aston agreed to add a voluntary waiver of management fees and/or reimburse expenses so that the net expense ratio for the Aston/Optimum Large Cap Opportunity Fund is no more than 1.10% of the Fund's average daily net assets. Aston may terminate such voluntary waiver/reimbursement at any time.

The Board of Trustees of the Aston Funds has determined that the termination and liquidation of the Aston/ABN AMRO High Yield Bond Fund ("High Yield Bond Fund") is in the best interests of the High Yield Bond Fund and its shareholders. Effective as of June 13, 2007, the High Yield Bond Fund is closed to new or additional investments, provided that the High Yield Bond Fund may in its discretion permit investments by 401(k) plans and other similar accounts that require additional time to change investment options. The estimated liquidation date of the High Yield Bond Fund is on or about July 18, 2007.

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FORM N-Q: The Trust files complete schedules of portfolio holdings for the Funds with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q are available on the SEC's Web site at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090.

PROXY VOTING: Aston Funds' Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 800 992-8151; (ii) on Aston Funds' Web site at www.astonfunds.com; and (iii) on the SEC's Web site at www.sec.gov. Aston Funds' Proxy Voting Record for the most recent twelve-month period ended June 30 is available without charge (i) on the Funds' Web site at www.astonfunds.com; and (ii) on the SEC's Web site at www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY CONTRACTS:

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT WITH RESPECT TO ASTON/OPTIMUM LARGE CAP OPPORTUNITY FUND

The 1940 Act requires each new investment advisory agreement between the investment adviser and the Trust, on behalf of each Fund, to be approved by both the Board of Trustees and a majority of the Independent Trustees voting separately. At an in-person meeting on September 21, 2006, the Board of Trustees, including the Independent Trustees, determined that the terms of the Investment Advisory Agreement with Aston Asset Management LLC ("Aston") with respect to Aston/Optimum Large Cap Opportunity Fund are fair and reasonable and approved the Agreement for the Fund as being in the best interests of the Fund. In making such determinations, the Board of Trustees, including the Independent Trustees, considered materials received and discussions held relating to the approval of the Investment Advisory Agreement. The Board also took into account extensive information received with respect to Aston in connection with the strategic transaction with Highbury Financial Inc. approved earlier this year. The Independent Trustees met separately from the "interested" Trustees of the Trust and any officers of Aston or its affiliates to consider approval of the Investment Advisory Agreement for the Fund and were assisted by independent legal counsel in their deliberations.

In evaluating the Investment Advisory Agreement on behalf of the Fund, the Board of Trustees reviewed information regarding: (1) the nature, extent and quality of the services to be provided to the Fund, including information regarding the personnel involved in the investment oversight process; (2) the advisory fees to be charged and estimated total expense ratios of the Fund compared to a peer group of funds; (3) fee waivers or expenses to be reimbursed by the investment adviser and/or subadviser; and (4) potential benefits to be received by affiliates of the investment adviser from its relationship with the Fund. In considering the Investment Advisory Agreement on behalf of the Fund, the Board of Trustees, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered that Aston intends to manage the Fund by delegating the day-to-day investment responsibility for managing the Fund to a subadviser. The Board noted that the proposed subadviser currently manages another ABN AMRO Fund, and the Board considered the nature, quality and extent of services, including performance, of the proposed subadviser with respect to the Fund. The Board considered Aston's ability and procedures to monitor the performance of subadvisers, business practices and compliance policies and procedures. In this regard, the Board noted the responsibilities and experience of personnel of ABN AMRO Investment Fund Services, Inc. ("AAIFS") that were expected to join Aston. The Board also noted the quality of administration services that historically have been provided pursuant to a separate Administration Agreement with AAIFS and that such services were expected to continue with Aston.

On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Aston were expected to be satisfactory.

EXPENSES. The Board of Trustees considered the Fund's proposed management fee rate, estimated operating fees and total expense ratio. As a part of this analysis, the Board of Trustees considered the investment advisory fee to be paid by the Fund to Aston as well as fee waivers or expenses to be reimbursed by Aston and compared the

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proposed  advisory fees and estimated total expenses to those of a relevant peer group.

COSTS AND PROFITABILITY. With respect to the costs of services to be provided and profits to be realized by the investment adviser, the Board of Trustees considered the resources involved in managing the Fund in light of Aston's business model as well as fee waivers or expenses to be reimbursed by the investment adviser. The Board noted that, with respect to the Fund, the sub-adviser will bear 50% of any fee waivers or expense reimbursements. Because the Fund had not yet commenced operations, profitability information was not available. However, based upon projected asset size and the impact of fee waivers or expenses to be reimbursed by the investment adviser, the Board of Trustees concluded that profitability was expected to be reasonable.

ECONOMIES OF SCALE. The Board of Trustees considered the extent to which economies of scale would be realized as the Fund grows. The Board of Trustees reviewed the Fund's estimated expense ratios giving effect to fee waivers or expenses to be reimbursed by the investment adviser, and considered the potential asset size of the Fund. The Board of Trustees concluded that the potential for economies of scale are limited at the present time.

OTHER BENEFITS TO THE INVESTMENT ADVISER. The Board of Trustees also considered the nature and amount of fees to be paid by the Fund for services to be provided by Aston for administration services. The Board of Trustees also considered payments under the Rule 12b 1 distribution plan and noted that Aston currently does not intend to manage any Funds directly and therefore will not benefit from the use of "soft" commission dollars to pay for research and brokerage services.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board of Trustees, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the Fund including the proposed advisory fees were fair and reasonable, and that the Investment Advisory Agreement on behalf of the Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE SUB-INVESTMENT ADVISORY AGREEMENT WITH RESPECT TO ASTON/OPTIMUM LARGE CAP OPPORTUNITY FUND

The 1940 Act requires each new sub-investment advisory agreement between Aston and a proposed subadviser with respect to a Fund to be approved by both the Board of Trustees and a majority of the Independent Trustees voting separately. The Board of Trustees approved a Sub-Investment Advisory Agreement with respect to Aston/Optimum Large Cap Opportunity Fund between Aston and Optimum Investment Advisors, LLC at an in-person meeting on September 21, 2006. The Independent Trustees met separately from the "interested" Trustees of the Trust and any officers of Aston, the subadviser or their affiliates to consider approval of the Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations. Among the matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreement were the following:

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, extent and quality of services expected to be provided under the Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of the proposed sub-adviser, the investment approach of the subadviser, the experience and skills of investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel. With respect to Optimum, the Board considered the performance of separate accounts with substantially the same investment objective and strategies as the Fund. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services expected to be provided by the subadviser are expected to be satisfactory.

FEES, PROFITABILITY AND ECONOMIES OF SCALE. The Board considered the subadvisory fee rate under the Sub-Investment Advisory Agreement as well as the overall management fee structure of the Fund. The Board considered that the subadvisory fee rate was negotiated at arm's length between Aston and the subadviser, an unaffiliated third party, and that Aston will compensate the subadviser from its fees. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of the Fund and whether the Fund will benefit from any economies of scale. The Board concluded that the economies of scale were limited at this time.

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OTHER BENEFITS TO THE  SUBADVISER.  The Board also  considered the character and amount of other incidental benefits received by the subadviser. The Board considered potential benefits from the use of "soft dollars," noting that the subadviser generally does use portfolio brokerage transactions to pay for research services generated by parties other than the executing broker dealer. The Board concluded that any incidental benefits to be received by the subadviser from its relationship with the Fund are expected to be reasonable.

CONCLUSION. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the Sub-Investment Advisory Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE CONTINUATION OF THE INVESTMENT ADVISORY AGREEMENT WITH RESPECT TO THE ASTON/ABN AMRO INVESTOR MONEY MARKET FUND

The 1940 Act requires the investment advisory agreement between the investment adviser and the Trust, on behalf of a Fund, to be approved annually by both the Board of Trustees and a majority of the Independent Trustees voting separately. At an in-person meeting on December 21, 2006, the Board of Trustees (the "Board"), including the Independent Trustees, determined that the terms of the Investment Advisory Agreement with ABN AMRO Asset Management, Inc. ("AAAM") with respect to Aston/ABN AMRO Investor Money Market Fund (the "Fund") continued to be fair and reasonable and approved the continuation of the Agreement for the Fund as being in the best interests of the Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the continuation of the Agreement at meetings in September and December. The Independent Trustees met separately from the "interested" Trustee of the Trust to consider the continuation of the Investment Advisory Agreement for the Fund and were assisted by independent legal counsel in their deliberations.

In evaluating the Investment Advisory Agreement on behalf of the Fund, the Board reviewed information regarding: (1) the nature, extent and quality of the services to be provided to the Fund, including information regarding the personnel involved in the investment oversight process; (2) the advisory fees charged and total expense ratios of the Fund compared to a peer group of funds compiled by Lipper, Inc. ("Lipper"); (3) fee waivers or expenses to be reimbursed by the investment adviser; and (4) potential benefits to be received by affiliates of the investment adviser from its relationship with the Fund. In considering the Investment Advisory Agreement on behalf of the Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, quality and extent of services provided under the Agreement. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of AAAM to attract and retain high-quality personnel, and the organizational depth and stability of AAAM. It also reviewed the Fund's investment performance over short-term and long-term periods, and reviewed that performance as compared to a relevant peer group of mutual funds compiled by Lipper and an appropriate index. The Board considered whether investment results were consistent with the Fund's investment objectives and policies.

On the basis of this evaluation and its ongoing review of operations, the Board concluded that the nature, quality and extent of services provided by AAAM historically have been and continue to be satisfactory, and that the performance of the Fund over time was satisfactory.

FEES AND EXPENSES. The Board considered the Fund's management fee rate, operating expenses and total expense ratio, and compared this information to the fees and expenses of a peer group based on information and data supplied by Lipper. As a part of this analysis, the Board considered the investment advisory fee paid by the Fund and the fees waived or expenses reimbursed by AAAM and compared the gross and net advisory fees to those of a peer group. The Board also considered the advisory fees charged by AAAM to other mutual fund and separate account clients, but noted that in many cases the services provided were not comparable. On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by AAAM.

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COSTS AND PROFITABILITY.  The Board considered certain financial information and statistics related to the costs and profitability of AAAM's advisory agreement with the Fund. This information was provided by AAAM, contained a number of estimates and allocations and had not been audited or independently verified. Because the Board recognized the inherently subjective nature of profitability analysis, this information was utilized as an approximate rather than a definitive measure of profitability. The Board considered that AAAM must be able to compensate its employees at competitive rates in order to attract and retain high quality personnel to provide high quality services to the Fund. Based on the information provided, the Board concluded that the profits realized by AAAM in connection with the management of the Fund were not unreasonable.

ECONOMIES OF SCALE. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefit from any economies of scale. The Board considered the size of the Fund, any breakpoints in fees, and the nature of the asset class and any capacity limits. The Board concluded that the management fee schedule reflects an appropriate level of sharing of any economies of scale.

OTHER BENEFITS TO THE INVESTMENT ADVISER. The Board considered the character and amount of other incidental benefits received by AAAM as a result of its relationship with the Fund. The Board noted that, as a result of AAAM's recent sale of its mutual fund business, AAAM no longer provides administration, distribution and other services to the Fund. The Board also considered that AAAM generally does not use portfolio transactions to pay for research services generated by third parties for the Fund. The Board concluded that any incidental benefits to be received by AAAM from its relationship with the Fund are expected to be reasonable.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board of Trustees, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the Fund including the advisory fees were fair and reasonable, and that the continuation of the Investment Advisory Agreement on behalf of the Fund should be approved.

FACTORS   CONSIDERED   BY  THE  BOARD  OF  TRUSTEES  IN   APPROVING  AN  AMENDED
SUB-INVESTMENT ADVISORY AGREEMENT WITH RESPECT TO ASTON VALUE FUND

The 1940 Act requires each sub-investment advisory agreement between Aston and a proposed subadviser with respect to a Fund to be approved by both the Board of Trustees and a majority of the Independent Trustees voting separately. At an in-person meeting on February 19, 2007, the Board of Trustees (the "Board") approved an amendment to the Sub-Investment Advisory Agreement, dated November 30, 2006, between Aston and MFS Institutional Advisors Inc. ("MFS") with respect to the Aston Value Fund (the "Fund") providing for a reduction in the subadvisory fee payable from Aston to MFS (the "Amendment"). The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston, the subadviser or their affiliates to consider the amendment to the Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations.

In evaluating the Amendment, the Board, including the Independent Trustees, considered materials received and discussions held at the February meeting and at a prior meeting held in connection with the initial approval of the Sub-Investment Advisory Agreement. The Board also receives information regarding the performance of the Fund and other operating results on a regular basis. Among the matters considered by the Board, including the Independent Trustees, in connection with its approval of the Amendment were the following:

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, extent and quality of services provided under the Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of the subadviser, the investment approach of the subadviser, the experience and skills of investment personnel responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board considered performance of the Fund for periods ended December 31, 2006 versus a peer group average and against the Fund's benchmark. The Board considered assurances provided by Aston and MFS that the nature, quality and extent of services provided by MFS would not be reduced as a result of the Amendment. On the basis of this evaluation and its ongoing review of operating results, the Board concluded that the nature, quality and extent of services provided by the subadviser are expected to continue to be satisfactory.

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FEES, PROFITABILITY AND ECONOMIES OF SCALE. The Board considered the subadvisory fee rate under the Sub-Investment Advisory Agreement, as proposed to be amended, as well as the overall management fee structure of the Fund. The Board considered that the subadvisory fee rate, as amended, was negotiated at arm's length between Aston and the subadviser, an unaffiliated third party, and that Aston compensates the subadviser from its fees. The Board considered that the Amendment would result in a reallocation of management fees between Aston and MFS, and would not change the management fee payable by the Fund. The Board concluded that the economies of scale were limited at this time.

OTHER BENEFITS TO THE SUBADVISER. The Board also considered the character and amount of other incidental benefits received by the subadviser. The Board considered potential benefits from the use of "soft dollars," noting that the subadviser generally does use portfolio brokerage transactions to pay for research services generated by parties other than the executing broker dealer. The Board concluded that any incidental benefits to be received by the subadviser from its relationship with the Fund are expected to be reasonable.

CONCLUSION. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Amendment to the Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the Amendment to the Sub-Investment Advisory Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT WITH RESPECT TO ASTON/RIVER ROAD SMALL-MID CAP FUND

The 1940 Act requires each new investment advisory agreement between the investment adviser and the Trust, on behalf of each Fund, to be approved by both the Board of Trustees and a majority of the Independent Trustees voting separately. At an in-person meeting on February 19, 2007, the Board of Trustees (the "Board") of Aston Funds (the "Trust"), including the Independent Trustees, determined that the terms of the Investment Advisory Agreement with Aston Asset Management LLC ("Aston") with respect to the Aston/River Road Small-Mid Cap Fund (the "Fund") are fair and reasonable and approved the Agreement for the Fund as being in the best interests of the Fund. In making such determination, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the approval of the Investment Advisory Agreement. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston or its affiliates to consider approval of the Investment Advisory Agreement for the Fund and were assisted by independent legal counsel in their deliberations.

In evaluating the Investment Advisory Agreement on behalf of the Fund, the Board reviewed information regarding: (1) the nature, extent and quality of the services to be provided to the Fund, including information regarding the personnel involved in the investment oversight process; (2) the advisory fees to be charged and estimated total expense ratio of the Fund compared to a peer group of funds; (3) fee waivers or expenses to be reimbursed by the investment adviser and/or subadviser; and (4) potential benefits to be received by affiliates of the investment adviser from its relationship with the Fund. In considering the Investment Advisory Agreement on behalf of the Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered that Aston intends to manage the Fund by delegating the day-to-day investment responsibility for managing the Fund to a subadviser. The Board noted that the proposed subadviser currently manages other funds of the Trust and, therefore, Aston has previously supervised this subadviser. The Board considered Aston's ability and procedures to monitor the performance of subadvisers, business practices and compliance policies and procedures. In this regard, the Board noted the responsibilities and experience of Aston personnel. The Board also noted the nature and quality of administration services provided by Aston to the Trust, as well as the nature and quality of the services that historically were provided by such personnel through the prior organizations with which they were associated.

On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Aston are expected to be satisfactory.

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EXPENSES.  The  Board  considered  the  Fund's  proposed  management  fee  rate, estimated operating fees and total expense ratio. As a part of this analysis, the Board considered the investment advisory fee to be paid by the Fund to Aston as well as fee waivers or expenses to be reimbursed by Aston and compared the proposed advisory fees and estimated total expenses to those of a relevant peer group.

COSTS AND PROFITABILITY. With respect to the costs of services to be provided and profits to be realized by the investment adviser, the Board considered the resources involved in managing the Fund in light of Aston's business model as well as fee waivers or expenses to be reimbursed by the investment adviser. The Board noted that, with respect to the Fund, the adviser will bear 50% of any fee waivers or expense reimbursements. Because the Fund had not yet commenced operations, profitability information was not available. However, based upon projected asset size and the impact of fee waivers or expenses to be reimbursed by the investment adviser, the Board of Trustees concluded that profitability was expected to be reasonable.

ECONOMIES OF SCALE. The Board considered the extent to which economies of scale would be realized as the Fund grows. The Board reviewed the Fund's estimated expense ratios giving effect to fee waivers or expenses to be reimbursed by the investment adviser and/or subad-viser, and considered the potential asset size of the Fund. The Board concluded that at this time, the potential for economies of scale are limited.

OTHER BENEFITS TO THE INVESTMENT ADVISER. The Board also considered the nature and amount of fees to be paid by the Fund for services to be provided by Aston for administration services. The Board also considered payments under the Rule 12b 1 distribution plan and noted that Aston currently does not intend to manage any of the Aston Funds directly and therefore will not benefit from the use of "soft" commission dollars to pay for research and brokerage services.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the Investment Advisory
Agreement for the Fund including the proposed advisory fee were fair and reasonable, and that the Investment Advisory Agreement on behalf of the Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE SUB-INVESTMENT ADVISORY AGREEMENT WITH RESPECT TO ASTON/RIVER ROAD SMALL-MID CAP FUND

The 1940 Act requires each new sub-investment advisory agreement between Aston and a proposed subadviser with respect to a Fund to be approved by both the Board of Trustees and a majority of the Independent Trustees voting separately. The Board of Trustees (the "Board") of the Aston Funds (the "Trust") approved a Sub-Investment Advisory Agreement with respect to Aston/River Road Small-Mid Cap Fund (the "Fund") between Aston and River Road Asset Management, LLC at an in-person meeting on February 19, 2007. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston, the subadviser or their affiliates to consider approval of the Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations. Among the matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the Investment Sub-Investment Advisory Agreement were the following:

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, extent and quality of services expected to be provided under the Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of the proposed sub-adviser, the investment approach of the subadviser, the experience and skills of investment personnel responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the proposed subadviser currently manages other funds of the Trust, and took into account the quality of services provided to those funds. The Board considered the performance of separate accounts and other mutual funds with substantially the same investment objective and strategies as the Fund. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by the subadviser are expected to be satisfactory.

FEES, PROFITABILITY AND ECONOMIES OF SCALE. The Board considered the subadvisory fee rate under the Sub-Investment Advisory Agreement as well as the overall management fee structure of the Fund. The Board considered that the subadvisory fee rate was negotiated at arm's length between Aston and the subadviser, an unaffiliated third party, and that Aston will compensate the subadviser from its fees. As part of its review of the

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investment  advisory  agreement with Aston, the Board  considered  whether there will be economies of scale with respect to the overall fee structure of the Fund and whether the Fund will benefit from any economies of scale. The Board concluded that the economies of scale were limited at this time.

OTHER BENEFITS TO THE SUBADVISER. The Board also considered the character and amount of other incidental benefits received by the subadviser. The Board considered potential benefits from the use of "soft dollars," noting that the subadviser generally does use portfolio brokerage transactions to pay for research services generated by parties other than the executing broker dealer. The Board concluded that any incidental benefits to be received by the subadviser from its relationship with the Fund are expected to be reasonable.

CONCLUSION. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the Sub-Investment Advisory Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

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
                                            BEGINNING     ENDING
                                             ACCOUNT      ACCOUNT                 EXPENSES
                                              VALUE       VALUE       EXPENSE    PAID DURING
                                             11/01/06    04/30/07     RATIO(1)    PERIOD(2)
                                            ---------   ----------   ---------   -----------
M&C GROWTH FUND
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $    1,058     1.08%       $ 5.51
   Class I ..............................      1,000         1,059     0.79%         4.03
   Class R ..............................      1,000         1,057     1.29%         6.58
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $    1,019     1.08%       $ 5.41
   Class I ..............................      1,000         1,021     0.79%         3.96
   Class R ..............................      1,000         1,018     1.29%         6.46
ABN AMRO GROWTH FUND
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $ 1,050.30     1.12%       $ 5.69
   Class I ..............................      1,000      1,051.90     0.83%         4.22
   Class R ..............................      1,000      1,049.40     1.33%         6.71
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $ 1,019.24     1.12%       $ 5.61
   Class I ..............................      1,000      1,020.68     0.83%         4.16
   Class R ..............................      1,000      1,018.25     1.33%         6.61
VEREDUS SELECT GROWTH FUND
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $ 1,076.50     1.30%       $ 6.69
   Class I ..............................      1,000      1,078.80     0.98%         5.05
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $ 1,018.35     1.30%       $ 6.51
   Class I ..............................      1,000      1,019.93     0.98%         4.91
OPTIMUM LARGE CAP OPPORTUNITY FUND (3)
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $ 1,121.00     1.40%       $ 5.00
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $ 1,017.85     1.40%       $ 7.00
TAMRO LARGE CAP VALUE FUND
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $ 1,070.70     1.20%       $ 6.16
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $ 1,018.84     1.20%       $ 6.01
VALUE FUND
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $ 1,107.10     0.94%       $ 4.91
   Class I ..............................      1,000      1,108.40     0.69%         3.61
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $ 1,020.13     0.94%       $ 4.71
   Class I ..............................      1,000      1,021.37     0.69%         3.46
RIVER ROAD DYNAMIC EQUITY INCOME FUND
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $ 1,099.80     1.30%       $ 6.77
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $ 1,018.35     1.30%       $ 6.51
OPTIMUM MID CAP FUND
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $ 1,125.30     1.14%       $ 6.01
   Class I ..............................      1,000      1,126.70     0.87%         4.59
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $ 1,019.70     1.14%       $ 5.71
   Class I ..............................      1,000      1,020.48     0.87%         4.36

                                            BEGINNING     ENDING
                                             ACCOUNT      ACCOUNT                 EXPENSES
                                              VALUE       VALUE       EXPENSE    PAID DURING
                                             11/01/06    04/30/07     RATIO(1)    PERIOD(2)
                                            ---------   ----------   ---------   -----------
RIVER ROAD SMALL-MID CAP FUND (4)
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $ 1,017.00     1.50%       $ 1.33
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $ 1,017.36     1.50%       $ 7.50
VEREDUS AGGRESSIVE GROWTH FUND
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $ 1,120.20     1.47%       $ 7.73
   Class I ..............................      1,000      1,121.80     1.17%         6.16
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $ 1,017.50     1.47%       $ 7.35
   Class I ..............................      1,000      1,018.99     1.17%         5.86
TAMRO SMALL CAP FUND
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $ 1,087.00     1.30%       $ 6.73
   Class I ..............................      1,000      1,088.60     1.03%         5.33
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $ 1,018.35     1.30%       $ 6.51
   Class I ..............................      1,000      1,019.69     1.03%         5.16
RIVER ROAD SMALL CAP VALUE FUND (5)
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $ 1,099.10     1.36%       $ 7.08
   Class I ..............................      1,000      1,054.70     1.08%         4.23
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $ 1,018.05     1.36%       $ 6.80
   Class I ..............................      1,000      1,019.44     1.08%         5.41
ABN AMRO REAL ESTATE FUND
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $ 1,052.90     1.37%       $ 6.97
   Class I ..............................      1,000      1,054.00     1.11%         5.65
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $ 1,018.00     1.37%       $ 6.85
   Class I ..............................      1,000      1,019.29     1.11%         5.56
VEREDUS SCITECH FUND
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $ 1,057.40     1.60%       $ 8.16
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $ 1,016.86     1.60%       $ 8.00
M&C BALANCED FUND
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $ 1,041.80     1.35%       $ 6.83
   Class I ..............................      1,000      1,042.10     1.08%         5.47
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $ 1,018.10     1.35%       $ 6.76
   Class I ..............................      1,000      1,019.44     1.08%         5.41
BALANCED FUND
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $ 1,054.60     1.23%       $ 6.27
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $ 1,018.70     1.23%       $ 6.16

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
                                            BEGINNING     ENDING
                                             ACCOUNT      ACCOUNT                 EXPENSES
                                              VALUE        VALUE      EXPENSE    PAID DURING
                                             11/01/06    04/30/07     RATIO(1)    PERIOD(2)
                                            ---------   ----------   ---------   -----------
ABN AMRO HIGH YIELD BOND FUND
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $ 1,059.00     0.80%       $ 4.08
   Class I ..............................      1,000      1,060.20     0.55%         2.81
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $ 1,020.83     0.80%       $ 4.01
   Class I ..............................      1,000      1,022.07     0.55%         2.76
TCH FIXED INCOME FUND
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $    1,048     0.74%       $ 3.76
   Class I ..............................      1,000         1,049     0.48%         2.44
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $    1,021     0.74%       $ 3.71
   Class I ..............................      1,000         1,022     0.48%         2.41
TCH INVESTMENT GRADE BOND FUND
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $    1,025     0.89%       $ 4.47
   Class I ..............................      1,000         1,027     0.64%         3.22
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $    1,020     0.89%       $ 4.46
   Class I ..............................      1,000         1,022     0.64%         3.21
MCDONNELL MUNICIPAL BOND FUND
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $ 1,010.70     0.65%       $ 3.24
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $ 1,021.57     0.65%       $ 3.26
ABN AMRO INVESTOR MONEY MARKET FUND
   ACTUAL FUND RETURN
   Class N ..............................    $ 1,000    $    1,024     0.62%       $ 3.11
   HYPOTHETICAL 5% RETURN
   Class N ..............................    $ 1,000    $    1,022     0.62%       $ 3.11

(1)   Annualized, based on the Funds' most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or partial year, if applicable, for the actual return and multiplied by the most recent fiscal half-year for the hypothetical 5% return, then divided by 365. Expense ratios do not include interest expense, if applicable.

(3) Optimum Large Cap Value Fund commenced investment operations on December 28, 2006.

(4) River Road Small-Mid Cap Value Fund commenced investment operations on March 29, 2007.

(5) River Road Small Cap Value Fund began issuing Class I Shares on December 13, 2006.

| 120

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

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

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

Aston Funds

  ADVISERS

  Aston Asset Management LLC
  120 N. LaSalle Street
  25th Floor
  Chicago, IL 60602

  ABN AMRO Asset Management, Inc.
  135 S. LaSalle Street
  Chicago, IL 60603

  SUB-ADVISERS

  ABN AMRO Asset Management, Inc.
  135 S. LaSalle Street
  Chicago, IL 60603

  McDonnell Investment Management LLC
  1515 West 22nd Street, 11th Floor
  Oak Brook, IL 60523

  MFS Institutional Advisors, Inc.
  500 Boylston Street
  Boston, MA 02116

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  Optimum Investment Advisors, LLC
  100 South Wacker Drive, Suite 2100
  Chicago, IL 60606

  Taplin, Canida & Habacht, Inc.
  1001 Brickell Bay Drive, Suite 2100
  Miami, FL 33131

  TAMRO Capital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205

  River Road Asset Management, LLC
  Meidinger Tower, Suite 1600
  462 South Fourth Street
  Louisville, KY 40202

  SHAREHOLDER SERVICES

  Aston Funds
  P.O. Box 9765
  Providence, RI 02940

  DISTRIBUTOR

  PFPC Distributors, Inc.
  760 Moore Road
  King of Prussia, PA 19406

  OFFICERS

  Kenneth C. Anderson, President and
     Chief Executive Officer
  Gerald F. Dillenburg, Senior Vice President,
     Secretary and Treasurer, Chief Financial
     Officer, Chief Operating Officer
     and Chief Compliance Officer
  William Long, Vice President
  Juli A. Braun, Assistant Secretary
  Laura M. Curylo, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary
  Joseph W. Wheeler, Assistant Treasurer

  CUSTODIAN

  PFPC Trust Company
  8800 Tinicum Boulevard
  Philadelphia, PA 19153

  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz, P.C.
  222 N. LaSalle Street
  Chicago, IL 60601

  INDEPENDENT REGISTERED
  PUBLIC ACCOUNTING FIRM

  Ernst & Young LLP
  Sears Tower
  233 S. Wacker Drive
  Chicago, IL 60606

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800 992-8151.

| 124

                          Guide to Shareholder Benefits

We're delighted to offer all Aston Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call an Investor Services Associate Monday through Friday, 9 a.m. - 7 p.m. ET.

THE EASY WAY TO ADD TO YOUR ACCOUNT: START AN AUTOMATIC INVESTMENT PLAN

For N class shareholders, systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we'll automatically deduct it from your checking or savings account on a regular schedule and invest it in your Aston Funds account. Periodic investment plans involve continuous investments in securities regardless of price. You should consider your financial ability to continue to purchase shares through periods of both high and low price levels. This plan does not assure a profit and does not protect against loss in declining markets.

COMPOUND YOUR EARNINGS WITH AUTOMATIC DIVIDEND REINVESTMENT

By automatically reinvesting dividends into your Fund account, profits have the opportunity to mount. Monthly and quarterly dividends and annual capital gain distributions are reinvested at no charge.

FREE CHECK WRITING SERVICES AVAILABLE

If you are an investor in Aston Funds Investor Money Market Fund, you can take advantage of free check writing privileges. Checks must be written for $100 or more.

ACCESS INFORMATION AND MAKE TRANSACTIONS ONLINE AT OUR WEB SITE

You can access account balances, view statements, obtain fund information and make transactions online 24 hours a day, 7 days a week.

--------------------------------------------------------------------------------
                               www.astonfunds.com
--------------------------------------------------------------------------------

Our Shareholder Services Line
Is at Your Service 24 Hours a Day

--------------------------------------------------------------------------------
800 992-8151

Investor Services Associates are available to assist you Monday - Friday 9 a.m. to 7 p.m., ET. Or, call any time, day or night, for automated account information to make exchanges or check fund performance.

[LOGO] ASTON ASSET MANAGEMENT

Aston Funds
P.O. Box 9765
Providence, RI 02940

ATSEM 07 01

[LOGO] ASTON FUNDS

SEMI-ANNUAL REPORT 2007

APRIL 30, 2007

CLASS I AND S SHARES

ABN AMRO MONEY MARKET FUNDS

[GRAPHIC OMITTED]
COVER ART

Aston Funds were formerly known as the
ABN AMRO Funds.

Aston Funds
(Formerly known as ABN AMRO Funds)

TABLE OF CONTENTS

Performance Summary......................................................     2

Schedule of Investments..................................................     3

Statement of Assets and Liabilities......................................    10

Statement of Operations..................................................    11

Statements of Changes in Net Assets......................................    12

Financial Highlights.....................................................    14

Notes to Financial Statements............................................    18

Additional Information...................................................    21

MONEY MARKET FUNDS

    ABN AMRO Government Money Market Fund
    ABN AMRO Money Market Fund
    ABN AMRO Tax-Exempt Money Market Fund
    ABN AMRO Treasury Money Market Fund

   THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE
 FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES
      DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER
                                  INFORMATION.

           ASTON FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC., 760
                     MOORE ROAD, KING OF PRUSSIA, PA 19406.

             SHAREHOLDER SERVICES 800 992-8151 o WWW.ASTONFUNDS.COM


              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE


                                                                             | 1

Aston Funds

PERFORMANCE SUMMARY (UNAUDITED)                                   APRIL 30, 2007

--------------------------------------------------------------------------------

                                                                                                                 AVERAGE ANNUAL
                                                                                                    SIX           TOTAL RETURN
                                                                                       7-DAY       MONTH      ---------------------
                                                                         INCEPTION    AVERAGE      TOTAL       ONE    FIVE     TEN
                                                                           DATE      YIELD (a)   RETURN (b)   YEAR    YEAR    YEAR
                                                                         ---------   ---------   ----------   -----   -----   -----
ABN AMRO GOVERNMENT MONEY MARKET FUND - CLASS I                          01/04/93      4.96%       2.51%      5.08%   2.47%   3.66%
   iMoneyNet Government & Agency Institutional Average                                             2.46%      4.97%   2.39%    N/A
   Lipper Institutional U.S. Government Money Market Funds Index                                   2.51%      5.09%   2.48%   3.66%

ABN AMRO GOVERNMENT MONEY MARKET FUND - CLASS S                          04/22/93      4.64%       2.35%      4.75%   2.14%   3.33%
   iMoneyNet Government & Agency Retail Average                                                    2.28%      4.58%   2.04%   3.27%
   Lipper U.S. Government Money Market Funds Index                                                 2.32%      4.65%   2.09%   3.32%

ABN AMRO MONEY MARKET FUND - CLASS I                                     01/04/93      4.95%       2.50%      5.03%   2.43%   3.67%
   iMoneyNet First Tier Institutional Average                                                      2.50%      5.05%   2.45%   3.68%
   Lipper Institutional Money Market Funds Index                                                   2.60%      5.25%   2.64%   3.85%

ABN AMRO MONEY MARKET FUND - CLASS S                                     03/31/93      4.59%       2.31%      4.66%   2.06%   3.31%
   iMoneyNet First Tier Retail Average                                                             2.27%      4.56%   2.03%   3.28%
   Lipper Money Market Funds Index                                                                 2.36%      4.76%   2.18%   3.44%

ABN AMRO TAX-EXEMPT MONEY MARKET FUND - CLASS I                          01/04/93      3.46%       1.62%      3.26%   1.68%   2.35%
   iMoneyNet National Institutional Average                                                        1.63%      3.28%   1.71%   2.36%
   Lipper Institutional Tax-Exempt Money Market Funds Index                                        1.68%      3.38%   1.83%   2.46%

ABN AMRO TAX-EXEMPT MONEY MARKET FUND - CLASS S                          03/24/93      3.21%       1.49%      3.00%   1.43%   2.10%
   iMoneyNet National Retail Average                                                               1.48%      2.96%   1.44%   2.10%
   Lipper Tax-Exempt Money Market Funds Index                                                      1.54%      3.08%   1.55%   2.21%

ABN AMRO TREASURY MONEY MARKET FUND - CLASS I                            01/04/93      4.86%       2.46%      4.95%   2.32%   3.44%
   iMoneyNet Treasury & Repo Institutional Average                                                 2.43%      4.89%   2.29%    N/A
   Lipper Institutional U.S. Treasury Money Market Funds Index                                     2.45%      4.91%   2.38%   3.53%

ABN AMRO TREASURY MONEY MARKET FUND - CLASS S                            03/25/93      4.61%       2.33%      4.68%   2.07%   3.18%
   iMoneyNet Treasury & Repo Retail Average                                                        2.24%      4.48%   1.96%   3.16%
   Lipper U.S. Treasury Money  Money Market Funds Index                                            2.28%      4.55%   2.03%   3.19%

(a)   THE 7-DAY AVERAGE YIELD MORE CLOSELY REFLECTS THE FUNDS' CURRENT EARNINGS
      THAN THE TOTAL RETURN QUOTATION.

(b)   NOT ANNUALIZED.

_____________________________

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ASTONFUNDS.COM.

INDEXES  ARE  UNMANAGED  AND DO NOT TAKE INTO  ACCOUNT  FEES,  EXPENSES OR OTHER
COSTS.

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

THE FUNDS' INVESTMENT ADVISER IS CONTRACTUALLY OBLIGATED TO WAIVE FEES OR REIMBURSE EXPENSES THROUGH FEBRUARY 28, 2008. THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF THESE SUBSIDIES WERE NOT IN EFFECT.

AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


| 2

Aston Funds

ABN AMRO GOVERNMENT MONEY MARKET FUND                             APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

REPURCHASE AGREEMENTS                         95%
U.S. GOVERNMENT AGENCY OBLIGATIONS             5%

% OF TOTAL NET ASSETS

                                                                  AMORTIZED
PAR VALUE                                                           COST
---------                                                    ------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (A) - 5.29%

                  FEDERAL HOME LOAN MORTGAGE - 5.29%
$  15,000,000     5.030%, 05/31/07 ........................  $       14,937,125
                                                             ------------------
                  TOTAL U.S. GOVERNMENT AGENCY
                  OBLIGATIONS
                  (Cost $14,937,125)                                 14,937,125
                                                             ------------------

                                                                   MARKET
                                                                   VALUE
                                                             ------------------

REPURCHASE AGREEMENTS - 95.34%

  100,000,000     Barclays Capital, 5.240%, dated
                    04/30/07, matures 05/01/07,
                    repurchase price $100,014,556,
                    (collateralized by U.S. Government
                    Agency instruments, with interest
                    rates from 4.932% to 6.000%,
                    and maturities from 2027 to 2036,
                    total market value $101,539,790)                100,000,000
  169,000,000     Deutsche Bank Securities, 5.230%,
                    dated 04/30/07, matures 05/01/07,
                    repurchase price $169,024,552,
                    (collateralized by U.S. Government
                    Agency instruments, with interest
                    rates from 5.000% to 6.163%,
                    and maturities from 2016 to 2037,
                    total market value $171,630,168)                169,000,000
                                                             ------------------
                  TOTAL REPURCHASE AGREEMENTS
                  (Cost $269,000,000)                               269,000,000
                                                             ------------------

                                                                  AMORTIZED
 SHARES                                                             COST
---------                                                    ------------------

INVESTMENT COMPANIES - 0.08%

      200,118     AIM STIT Government &
                    Agency Portfolio ......................  $          200,118
       22,314     BlackRock Liquidity Funds
                    FedFund Portfolio .....................              22,314
                                                             ------------------
                  TOTAL INVESTMENT COMPANIES
                  (Cost $222,432)                                       222,432
                                                             ------------------
TOTAL INVESTMENTS - 100.71%
   (Cost $284,159,557)* ...................................         284,159,557
                                                             ------------------
NET OTHER ASSETS AND LIABILITIES - (0.71)% ................          (2,007,444)
                                                             ------------------
NET ASSETS - 100.00% ......................................  $      282,152,113
                                                             ==================

_____________________________
     * At April 30, 2007, cost is identical for book and Federal income tax purposes.

   (a)   Annualized yield at the time of purchase.

  STIT   Short-Term Investments Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                             | 3

Aston Funds

ABN AMRO MONEY MARKET FUND                                        APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

REPURCHASE AGREEMENTS                         48%
ASSET-BACKED SECURITIES                       30%
BANKS                                         13%
CERTIFICATES OF DEPOSIT                        9%

% OF TOTAL NET ASSETS

                                                                  AMORTIZED
PAR VALUE                                                           COST
---------                                                    ------------------

COMMERCIAL PAPER (a) - 43.02%

                  ASSET-BACKED - 30.06%
$   3,000,000     Atlantic Asset Securitization
                    5.280%, 05/03/07 (b) ..................  $        2,999,120
   10,000,000     BP Capital Market
                    5.300%, 05/01/07 (b) ..................          10,000,000
    8,000,000     Galaxy Funding
                    5.220%, 06/07/07 (b) ..................           7,957,080
   10,000,000     Natexis Banques Popularies
                    US Finance (NY)
                    5.300%, 05/01/07 ......................          10,000,000
   10,000,000     Sheffield Receivables
                    5.270%, 05/08/07 (b) ..................           9,989,753
   10,000,000     Societe Generale North America
                    5.300%, 05/01/07 ......................          10,000,000
   10,000,000     Surrey Funding (LOC)
                    5.265%, 05/07/07 (b) ..................           9,991,225
    7,000,000     Variable Funding Capital
                    5.265%, 05/18/07 (b) ..................           6,982,596
                                                             ------------------
                                                                     67,919,774
                                                             ------------------

                  BANKS - 12.96%
    3,500,000     Barclays US Funding
                    5.240%, 05/14/07 ......................           3,493,377
    7,000,000     ING US Funding
                    5.190%, 07/30/07 ......................           6,909,175
    7,000,000     Svenska Handlesbank
                    5.235%, 05/02/07 ......................           6,998,982
    4,500,000     UBS Finance (DE)
                    5.220%, 07/06/07 ......................           4,456,935
    7,500,000     Westpac Banking
                    5.200%, 07/11/07 (b) ..................           7,423,084
                                                             ------------------
                                                                     29,281,553
                                                             ------------------
                  TOTAL COMMERCIAL PAPER
                  (Cost $97,201,327)                                 97,201,327
                                                             ------------------

CERTIFICATES OF DEPOSIT - 9.29%
    2,000,000     Barclays US Funding
                    5.465%, 08/15/07 ......................           2,000,717
    7,000,000     BNP Paribas (NY)
                    5.345%, 07/30/07 ......................           7,000,072

                                                                  AMORTIZED
PAR VALUE                                                           COST
---------                                                    ------------------

CERTIFICATES OF DEPOSIT (CONTINUED)
$   8,000,000     Deutsche Bank (NY)
                    5.350%, 08/08/07 ......................  $        8,000,000
    2,000,000     Fortis Bank (NY)
                    5.350%, 09/05/07 ......................           2,000,268
    2,000,000     Landesbank Baden-Wuerttemberg
                    5.345%, 05/24/07 ......................           1,999,801
                                                             ------------------
                  TOTAL CERTIFICATES OF DEPOSIT
                  (Cost $21,000,858)                                 21,000,858
                                                             ------------------

                                                                   MARKET
                                                                    VALUE
                                                             -------------------

REPURCHASE AGREEMENTS - 47.35%

   50,000,000     Barclays Capital, 5.240%, dated
                    04/30/07, matures 05/01/07,
                    repurchase price $50,007,278
                    (collateralized by U.S.
                    Government Agency instruments,
                    with interest rates of 5.830% to
                    6.183% and maturities of 2036
                    to 2037, total market value
                    $50,750,349) ..........................          50,000,000
   57,000,000     Deutsche Bank, 5.230%, dated
                    04/30/07, matures 05/01/07,
                    repurchase price $57,008,281
                    (collateralized by U.S.
                    Government Agency instruments,
                    with interest rates of 4.509% to
                    5.545% and maturities of 2017
                    to 2037, total market value
                    $57,908,770) ..........................          57,000,000
                                                             ------------------
                  TOTAL REPURCHASE AGREEMENTS
                  (Cost $107,000,000)                               107,000,000
                                                             ------------------

                                                                  AMORTIZED
 SHARES                                                             COST
---------                                                    -------------------

INVESTMENT COMPANY - 0.19%

      436,934     BlackRock Liquidity Funds
                    TempFund Portfolio ....................             436,934
                                                             ------------------
                  TOTAL INVESTMENT COMPANY
                  (Cost $436,934)                                       436,934
                                                             ------------------
TOTAL INVESTMENTS - 99.85%
   (Cost $225,639,119)* ...................................         225,639,119
                                                             ------------------
NET OTHER ASSETS AND LIABILITIES - 0.15% ..................             328,239
                                                             ------------------
NET ASSETS - 100.00% ......................................  $      225,967,358
                                                             ==================

_____________________________
     * At April 30, 2007, cost is identical for book and Federal income tax purposes.

   (a)   Annualized yield at the time of purchase.

   (b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2007, these securities amounted to $55,342,858 or 24.49% of net assets. These securities have been determined by the Adviser to be liquid securities.

  (DE)   Delaware

  (NY)   New York

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 4

Aston Funds

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                             APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

GENERAL OBLIGATION                            29%
MEDICAL                                       21%
UTILITIES                                     15%
DEVELOPMENT                                   12%
POLLUTION                                      9%
EDUCATION                                      7%
TRANSPORTATION                                 4%
HOUSING                                        2%
CASH AND OTHER NET ASSETS                      1%

% OF TOTAL NET ASSETS

                                                                  AMORTIZED
PAR VALUE                                                           COST
---------                                                    ------------------

MUNICIPAL OBLIGATIONS - 98.25%

                  ALASKA - 1.62%
                  Valdez Marine Terminal RB
                    BP Pipelines, Inc. Project
$     200,000       4.100%, 05/01/07 (a) ..................  $          200,000
    1,225,000       Series A
                    4.100%, 05/01/07 (a) ..................           1,225,000
      940,000       Series B
                    4.100%, 05/01/07 (a) ..................             940,000
    2,250,000       Exxon Pipeline Co. Project
                    3.980%, 05/01/07 (a) ..................           2,250,000
                                                             ------------------
                                                                      4,615,000
                                                             ------------------

                  ARIZONA - 3.16%
    9,000,000     Salt River Project TECP
                    3.600%, 06/06/07 (b) ..................           9,000,000
                                                             ------------------

                  CALIFORNIA - 0.09%
      255,000     California State Department of
                    Water Resources RB,
                    Series B-2
                    4.000%, 05/01/07 (a)
                    LOC: BNP Paribas ......................             255,000
                                                             ------------------

                  COLORADO - 3.90%
    2,850,000     Colorado Educational & Cultural
                    Facilities RB,
                    Naropa University Project
                    3.920%, 05/03/07 (a)
                    LOC: Wells Fargo Bank .................           2,850,000
    3,250,000     Colorado Housing Finance Authority
                    Loretto Housing Project
                    3.920%, 05/02/07 (a) ..................           3,250,000
    5,000,000     Colorado State,RAN
                    4.500%, 06/27/07 ......................           5,005,796
                                                             ------------------
                                                                     11,105,796
                                                             ------------------

                                                                  AMORTIZED
PAR VALUE                                                           COST
---------                                                    ------------------

                  CONNECTICUT - 0.60%
$   1,600,000     Connecticut State Health, GO,
                    Series B
                    3.800%, 05/03/07 (a)
                    SPA: Bayerische Landesbank ............  $        1,600,000
      100,000     Connecticut State HEFA RB,
                    Yale University, Series T-2
                    3.890%, 05/03/07 (a) ..................             100,000
                                                             ------------------
                                                                      1,700,000
                                                             ------------------

                  FLORIDA - 7.22%
    4,700,000     Collier County Educational Facilities
                    Authority RB,
                    International College Project
                    3.960%, 05/04/07 (a)
                    LOC: Fifth Third Bank .................           4,700,000
    5,268,000     Jacksonville Electric Authority TECP
                    3.610%, 07/09/07 (b) ..................           5,268,000
   10,600,000     Sarasota Memorial Hospital TECP
                    3.610%, 07/09/07 (b) ..................          10,600,000
                                                             ------------------
                                                                     20,568,000
                                                             ------------------

                  GEORGIA - 6.41%
    9,310,000     Burke County Development
                    Authority PCR,
                    Oglethorpe Power, Series A
                    3.950%, 05/02/07 (a)
                    Insured: FGIC .........................           9,310,000
    5,000,000     Metropolitan Atlanta Rapid Transit
                    Authority RB, Series A
                    3.940%, 05/02/07 (a)
                    LOC: Bayerische Landesbank,
                    Westdeutsche Landesbank ...............           5,000,000
    3,960,000     Municipal Electric Authority of
                    Georgia RB, Project One,
                    Subordinated Bonds, Remarketed
                    3.870%, 05/02/07 (a)
                    Insured: FSA
                    SPA: Dexia Credit Local ...............           3,960,000
                                                             ------------------
                                                                     18,270,000
                                                             ------------------

                  ILLINOIS - 8.30%
    2,250,000     Chicago Board of Education, GO,
                    Series C-1
                    4.100%, 05/01/07 (a)
                    Insured: FSA  SPA: Depfa Bank .........           2,250,000
                  Illinois Health Facilities Authority RB
    2,000,000       Gottlieb Health Resources Group
                    3.800%, 05/02/07 (a)
                    LOC: Harris Trust & Savings Bank ......           2,000,000
    9,400,000       Gottlieb Health Resource, Inc.
                    3.940%, 05/02/07 (a)
                    LOC: Harris Trust & Savings Bank ......           9,400,000
   10,000,000     Illinois State, GO, Series B
                    3.960%, 05/02/07 (a)
                    SPA: Depfa Bank .......................          10,000,000
                                                             ------------------
                                                                     23,650,000
                                                             ------------------

                  INDIANA - 0.14%
      400,000     Hammond PCR,
                    Amoco Oil Project
                    4.100%, 05/01/07 (a) ..................             400,000
                                                             ------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                             | 5

Aston Funds

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                             APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                  AMORTIZED
PAR VALUE                                                           COST
---------                                                    ------------------

                  KENTUCKY - 0.31%
$     885,000     Kentucky Economic
                    Development Finance Authority
                    Hospital Facilities RB, Baptist
                    Healthcare System, Series C,
                    4.100%, 05/01/07 (a)
                    Insured: MBIA
                    SPA: National City Bank ...............  $          885,000
                                                             ------------------

                  LOUISIANA - 1.38%
    3,925,000     Saint Charles Parish PCR,
                    Shell Oil Co. Project, Series B
                    4.100%, 05/01/07 (a) ..................           3,925,000
                                                             ------------------

                  MARYLAND - 1.67%
      650,000     Maryland State Health & Higher
                    Education Facilities Authority RB,
                    Pooled Loan Program,
                    Series A, 3.900%, 05/02/07 (a)
                    LOC: Bank One Trust ...................             650,000
    4,100,000     Maryland State Health & Higher
                    Education Facilities Authority RB,
                    Pooled Loan Program,
                    Series B, 3.960%, 05/02/07 (a)
                    LOC: First National Bank ..............           4,100,000
                                                             ------------------
                                                                      4,750,000
                                                             ------------------

                  MASSACHUSETTS - 5.53%
                  Massachusetts State Central Artery, GO,
    9,525,000       Series A
                    4.100%, 05/01/07 (a)
                    SPA: Landesbank Baden-
                    Wurttemberg ...........................           9,525,000
      640,000       Series B
                    4.100%, 05/01/07 (a)
                    SPA: State Street Bank & Trust ........             640,000
      470,000     Massachusetts State Development
                    Finance Agency Harvard
                    University Series B1
                    4.000%, 05/01/07 (a) ..................             470,000
                  Massachusetts State HEFA RB
    3,810,000       Childrens Hospital
                    Series L-2
                    4.070%, 05/01/07 (a)
                    Insured:AMBAC
                    SPA:Bank of America ...................           3,810,000
      640,000       Harvard University, Series L
                    3.800%, 05/02/07 (a) ..................             640,000
      670,000     Massachusetts Water Resources
                    Authority, Multi-Modal
                    Subordinated General RB, Series A
                    3.900%, 05/02/07 (a)
                    Insured: AMBAC
                    SPA: Bank of Nova Scotia /
                    Dexia Credit Local ....................             670,000
                                                             ------------------
                                                                     15,755,000
                                                             ------------------

                  MICHIGAN - 2.11%
    6,000,000     Michigan State, GO, Series A
                    4.250%, 09/28/07
                    LOC: DEPFA Bank .......................           6,017,969
                                                             ------------------

                                                                  AMORTIZED
PAR VALUE                                                           COST
---------                                                    ------------------

                  MINNESOTA - 2.19%
$     200,000     Hennepin County, GO, Series A
                    3.770%, 05/03/07 (a)
                    SPA: State Street Bank & Trust ........  $          200,000
      365,000     Minneapolis Convention Center,
                    GO, Convention Center Bonds
                    3.770%, 05/03/07 (a)
                    SPA: Dexia Credit Local ...............             365,000
      200,000     Minneapolis, Guthrie Theater
                    Project, Series A, RB
                    3.770%, 05/03/07 (a)
                    LOC: Wells Fargo Bank N.A. ............             200,000
       80,000     Minneapolis, Library, GO
                    3.770%, 05/03/07 (a)
                    SPA: Dexia Credit Local ...............              80,000
    5,400,000     Owatonna Hospital RB
                    Health Central System
                    3.850%, 05/02/07 (a)
                    LOC: Wells Fargo Bank N.A. ............           5,400,000
                                                             ------------------
                                                                      6,245,000
                                                             ------------------

                  MISSOURI - 0.89%
                  Missouri State HEFA RB
    1,600,000       The Saint Louis University Project,
                    Series A
                    4.080%, 05/01/07 (a)
                    LOC: MBIA
                    SPA: Bank of New York .................           1,600,000
                    The Washington
                    University Project,
      685,000       Series A
                    4.100%, 05/01/07 (a)
                    SPA: Morgan Guaranty Trust ............             685,000
      250,000       Series B
                    4.100%, 05/01/07 (a)
                    SPA: Morgan Guaranty Trust ............             250,000
                                                             ------------------
                                                                      2,535,000
                                                             ------------------

                  NEBRASKA - 5.62%
    7,400,000     Lincoln Electric Holdings TECP
                    3.680%, 06/27/07 (b) ..................           7,400,000
    8,600,000     Omaha Public Power District TECP
                    3.650%, 06/06/07 (b) ..................           8,600,000
                                                             ------------------
                                                                     16,000,000
                                                             ------------------

                  NEVADA - 0.19%
      535,000     Clark County School District, GO,
                    Series A
                    4.050%, 05/01/07 (a)
                    Insured: FSA
                    SPA: State Street Bank & Trust ........             535,000
                                                             ------------------

                  NEW JERSEY - 6.48%
                  New Jersey Economic Development
    8,000,000       Authority Construction RB,
                    Series R
                    4.050%, 05/01/07 (a)
                    LOC: Bank of Nova Scotia ..............           8,000,000
      445,000       Authority Water Facilities RB,
                    United Water New Jersey, Inc.
                    Project, Series A,
                    4.050%, 05/01/07 (a)
                    Insured: AMBAC
                    SPA: Bank of New York .................             445,000
   10,000,000     New Jersey State, TRAN
                    4.500%, 06/22/07 ......................          10,014,480
                                                             ------------------
                                                                     18,459,480
                                                             ------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 6

Aston Funds

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                             APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                  AMORTIZED
PAR VALUE                                                           COST
---------                                                    ------------------

                  NEW MEXICO - 5.01%
$   6,075,000     Albuquerque Health Research, RB
                    Lovelace Rospiratory, Series A
                    3.920%, 05/03/07 (a)
                    LOC: Well Fargo Bank N.A. .............  $        6,075,000
    2,925,000     Hurley PCR,
                    Kennecott Santa Fe Project
                    4.100%, 05/01/07 (a) ..................           2,925,000
      255,000     New Mexico State Hospital Equipment
                    Loan Council, Hospital RB,
                    Presbyterian Healthcare,
                    Series B, 3.950%, 05/02/07 (a)
                    Insured: FSA  SPA: Citibank ...........             255,000
    5,000,000     New Mexico State, TRAN
                    4.500%, 06/29/07 ......................           5,005,842
                                                             ------------------
                                                                     14,260,842
                                                             ------------------

                  NEW YORK - 11.32%
      655,000     New York City Housing Development
                    Corp, Multifamily Rent
                    Housing RB,James Tower
                    Development, Series A,
                    3.880%, 05/02/07 (a) ..................             655,000
    6,200,000     New York City Municipal Water
                    Finance Authority RB
                    Second General Resolution-AA-1
                    4.070%, 05/01/07 (a)
                    SPBA: State Street Bank & Trust
                    and CA State Teachers'
                    Retirement System .....................           6,200,000
      520,000     New York City Transitional Finance
                    Authority RB,
                    Series 3, Sub Series 3B
                    4.080%, 05/01/07 (a)
                    SPA: Bank of New York .................             520,000
                  New York City, GO
    8,500,000       Sub Series E4
                    4.080%, 05/01/07 (a)
                    LOC: State Street Bank & Trust ........           8,500,000
    1,300,000       Sub Series E5
                    3.960%, 05/01/07 (a)
                    LOC: JPMorgan Chase ...................           1,300,000
    5,380,000     New York Metropolitan
                    Transportation Authority
                    Dedicated Tax Fund RB,
                    Series D-1
                    3.910%, 05/03/07 (a)
                    Insured: AMBAC
                    SPA: Wachovia Bank ....................           5,380,000
                  New York State Housing Finance
                    Agency RB,
      790,000       10 Barclay Street
                    Series A
                    3.910%, 05/02/07 (a) ..................             790,000
      200,000       Normandie Court I Project
                    3.930%, 05/02/07 (a)
                    LOC: Landesbank Hessen
                    Thurigen Girozentrale .................             200,000
    8,700,000     New York State Local Government
                    Assistance RB, Series D
                    3.870%, 05/02/07 (a)
                    LOC: Societe Generale .................           8,700,000
                                                             ------------------
                                                                     32,245,000
                                                             ------------------

                                                                  AMORTIZED
PAR VALUE                                                           COST
---------                                                    ------------------

                  NORTH CAROLINA - 0.07%
$     200,000     North Carolina State, Public
                    Improvement GO, Series F
                    3.900%, 05/02/07 (a)
                    SPA: Landesbank Hessen
                    Thurigen Girozentrale .................  $          200,000
                                                             ------------------

                  PENNSYLVANIA - 1.29%
    3,680,000     Delaware County Industrial
                    Development Authority
                    Resource Recovery Facilities,
                    Series G,
                    3.900%, 05/02/07 (a) ..................           3,680,000
                                                             ------------------

                  TEXAS - 16.98%
    5,200,000     Gulf Coast Waste Disposal
                    Authority PCR, Exxon Project
                    3.980%, 05/01/07 (a) ..................           5,200,000
    8,375,000     Harris County Health Facilities
                    Development Corp. Hospital RB,
                    Texas Childrens Hospital, Series B-1
                    4.110%, 05/01/07 (a)
                    Insured: MBIA
                    SPA: JPMorgan Chase ...................           8,375,000
    9,100,000     Houston, TRAN
                    4.500%, 06/29/07 ......................           9,111,653
    9,000,000     North Central Texas Health
                    Facility Corp Hospital RB,
                    3.900%, 05/02/07 (a) ..................           9,000,000
    5,665,000     Southwest Higher Education
                    Authority RB, Southern
                    Methodist University
                    4.100%, 05/01/07 (a)
                    LOC: Landesbank Hessen
                    Thurigen Girozentrale .................           5,665,000
    6,000,000     Texas Department of
                    Transportation TECP
                    3.660%, 05/09/07 (b) ..................           6,000,000
    5,000,000     Texas State, TRAN
                    4.500%, 08/31/07 ......................           5,015,325
                                                             ------------------
                                                                     48,366,978
                                                             ------------------

                  UTAH - 1.05%
    2,000,000     Salt Lake County PCR
                    Service Station Holdings Project
                    4.100%, 05/01/07 (a) ..................           2,000,000
    1,000,000     State of Utah Building Ownership
                    Authority Lease RB,
                    Facilities Master Lease Program,
                    Series C,
                    3.960%, 05/02/07 (a)
                    LOC: Landesbank Hessen
                    Thurigen Girozentrale .................           1,000,000
                                                             ------------------
                                                                      3,000,000
                                                             ------------------

                  WASHINGTON - 1.33%
    2,775,000     Washington State Public Power
                    Supply System RB
                    Nuclear Project No. 1, Series 1A-1
                    3.950%, 05/02/07 (a)
                    LOC: Bank of America ..................           2,775,000
    1,000,000     Washington State, GO, Series VR 96B
                    3.880%, 05/02/07 (a)
                    SPA: Landesbank Hessen
                    Thurigen Girozentrale .................           1,000,000
                                                             ------------------
                                                                      3,775,000
                                                             ------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                             | 7

Aston Funds

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                             APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                  AMORTIZED
PAR VALUE                                                           COST
---------                                                    ------------------

                  WISCONSIN - 3.16%
$   9,000,000     State of Wisconsin TECP
                    3.600%, 07/11/07 (b) ..................  $        9,000,000
                                                             ------------------

                  WYOMING - 0.23%
      650,000     Sublette County PCR,
                    Exxon Project
                    4.060%, 05/01/07 (a) ..................             650,000
                                                             ------------------
                  TOTAL MUNICIPAL OBLIGATIONS
                  (Cost $279,849,065)                               279,849,065
                                                             ------------------
 SHARES
---------

INVESTMENT COMPANIES - 1.34%

       10,820     AIM TFIT-Tax-Free Cash
                    Reserve Portfolio .....................              10,820
    3,794,091     Blackrock Provident Institutional
                    MuniCash Portfolio ....................           3,794,091
        1,280     Dreyfus Tax Exempt Cash
                    Management Fund .......................               1,280
        2,806     SEI Tax-Exempt Trust Institutional
                    Tax Free Fund .........................               2,806
                                                             ------------------
                  TOTAL INVESTMENT COMPANIES
                  (Cost $3,808,997)                                   3,808,997
                                                             ------------------
TOTAL INVESTMENTS - 99.59%
   (Cost $283,658,062)* ...................................         283,658,062
                                                             ------------------
NET OTHER ASSETS AND LIABILITIES - 0.41% ..................           1,172,707
                                                             ------------------
NET ASSETS - 100.00% ......................................  $      284,830,769
                                                             ==================

_____________________________
     * At April 30, 2007, cost is identical for book and Federal income tax purposes.

   (a) Variable rate instrument. The rate shown reflects the rate in effect on April 30, 2007. The maturity date shown is the next scheduled demand date.

   (b)   Annualized yield at the time of purchase.

 AMBAC   Ambac Assurance Corp.
  FGIC   Financial Guaranty Insurance Co.
   FSA   Financial Security Assurance, Inc.
    GO   General Obligation
  HEFA   Health & Educational Facilities Authority
   LOC   Letter of Credit
  MBIA   MBIA Insurance Corp.
   PCR   Pollution Control Revenue
   RAN   Revenue Anticipation Notes
    RB   Revenue Bond
   SPA   Standby Purchase Agreement
  TECP   Tax-Exempt Commercial Paper
  TFIT   Tax-Free Investments Trust
  TRAN   Tax & Revenue Anticipation Note

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 8

Aston Funds

ABN AMRO TREASURY MONEY MARKET FUND                               APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

REPURCHASE AGREEMENTS                   100%

% OF TOTAL NET ASSETS

                                                                   MARKET
PAR VALUE                                                           VALUE
---------                                                    ------------------

REPURCHASE AGREEMENTS - 100.39%

$  20,000,000     Barclays Capital, 5.100%,
                    dated 04/30/07, matures 05/01/07,
                    repurchase price $20,002,833,
                    (collateralized by U.S. Treasury
                    instrument, with interest rates
                    from 4.590% to 4.960%, and
                    maturities from 2013 to 2021,
                    total market value
                    $20,400,001) ..........................  $       20,000,000
   24,000,000     Deutsche Bank Securities, 5.110%,
                    dated 04/30/07, matures 05/01/07,
                    repurchase price $24,003,407,
                    (collateralized by U.S. Treasury
                    instrument, with interest rates
                    from 2.250% to 5.000%, and
                    maturities from 2025 to 2032,
                    total market value
                    $24,477,462) ..........................          24,000,000
   20,000,000     Merrill Lynch, 5.090%, dated
                    04/30/07, matures 05/01/07,
                    repurchase price $20,002,828,
                    (collateralized by U.S. Treasury
                    instrument, with interest rates
                    of 4.670%, maturing 2009,
                    total market value
                    $20,401,764) ..........................          20,000,000
                                                             ------------------
                  TOTAL REPURCHASE AGREEMENTS
                  (Cost $64,000,000)                                 64,000,000
                                                             ------------------

                                                                  AMORTIZED
 SHARES                                                             COST
---------                                                    ------------------

INVESTMENT COMPANIES - 0.31%
       41,604     AIM STIT Treasury Portfolio .............  $           41,604
      156,776     BlackRock Liquidity Funds
                    T-Fund Portfolio ......................             156,776
                                                             ------------------
                  TOTAL INVESTMENT COMPANIES
                  (Cost $198,380)                                       198,380
                                                             ------------------
TOTAL INVESTMENTS - 100.70%
   (Cost $64,198,380)* ....................................          64,198,380
                                                             ------------------
NET OTHER ASSETS AND LIABILITIES - (0.70)% ................            (444,934)
                                                             ------------------
NET ASSETS - 100.00% ......................................  $       63,753,446
                                                             ==================

_____________________________
     * At April 30, 2007, cost is identical for book and Federal income tax purposes.

  STIT   Short-Term Investments Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                             | 9

Aston Funds

                                                                  APRIL 30, 2007

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

--------------------------------------------------------------------------------

                                                             ABN AMRO          ABN AMRO           ABN AMRO          ABN AMRO
                                                         GOVERNMENT MONEY        MONEY        TAX-EXEMPT MONEY   TREASURY MONEY
                                                           MARKET FUND        MARKET FUND       MARKET FUND        MARKET FUND
                                                         ----------------   ---------------   ----------------   ---------------
ASSETS:
Investments:
        Investments at amortized cost ...............    $     15,159,557   $   118,639,119   $    283,658,062   $       198,380
        Repurchase agreements at market value .......         269,000,000       107,000,000                 --        64,000,000
                                                         ----------------   ---------------   ----------------   ---------------
          Total investments .........................         284,159,557       225,639,119        283,658,062        64,198,380
Cash ................................................                   2                --                 50                --
Receivables:
        Dividends and interest ......................              85,751           463,632          2,015,562            17,335
        Fund shares sold ............................                  93             9,039              1,500                --
Other assets ........................................              11,502             4,793              8,683            16,283
                                                         ----------------   ---------------   ----------------   ---------------
          Total assets ..............................         284,256,905       226,116,583        285,683,857        64,231,998
                                                         ----------------   ---------------   ----------------   ---------------
LIABILITIES:
Payables:
        Dividend distribution .......................           1,860,721               526            718,907           440,966
        Fund shares redeemed ........................              71,364            36,320             35,000                --
        Due to Adviser, net (Note E) ................              89,620            51,033             59,833            19,129
        Administration fees (Note E) ................              23,255            10,019             13,405             5,623
        Distribution fees (Note E) ..................               3,235            11,906              2,072               249
        Shareholder service fees (Note E) ...........               3,640            19,487                 --                --
        Trustees fees and related expenses (Note E) .               4,969             1,500              1,916             1,838
        Reports to shareholders expense .............               8,544             2,810              6,216             3,857
Accrued expenses and other payables .................              39,444            15,624             15,739             6,890
                                                         ----------------   ---------------   ----------------   ---------------
          Total liabilities .........................           2,104,792           149,225            853,088           478,552
                                                         ----------------   ---------------   ----------------   ---------------
NET ASSETS ..........................................    $    282,152,113   $   225,967,358   $    284,830,769   $    63,753,446
                                                         ================   ===============   ================   ===============
NET ASSETS CONSIST OF:
    Paid in capital .................................    $    282,120,491   $   225,967,364   $    284,830,769   $    63,753,494
    Accumulated undistributed net investment income .              31,622                --                 --                --
    Accumulated net realized loss on investments ....                  --                (6)                --               (48)
                                                         ----------------   ---------------   ----------------   ---------------
TOTAL NET ASSETS ....................................    $    282,152,113   $   225,967,358   $    284,830,769   $    63,753,446
                                                         ================   ===============   ================   ===============
CLASS I:
    Net Assets ......................................    $    224,411,087   $     7,008,469   $    248,194,612   $    59,320,037
    Shares of beneficial interest outstanding
       (unlimited authorization) ....................         224,378,518         7,008,342        248,195,426        59,328,387
        NET ASSET VALUE
          Offering and redemption price per share
          (Net Assets/Shares Outstanding) ...........    $           1.00   $          1.00   $           1.00   $          1.00
                                                         ================   ===============   ================   ===============
CLASS S:
    Net Assets ......................................    $     57,741,026   $   218,958,889   $     36,636,157   $     4,433,409
    Shares of beneficial interest outstanding
       (unlimited authorization) ....................          57,743,707       218,959,286         36,636,768         4,432,357
        NET ASSET VALUE
          Offering and redemption price per share
          (Net Assets/Shares Outstanding) ...........    $           1.00   $          1.00   $           1.00   $          1.00
                                                         ================   ===============   ================   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 10

Aston Funds

FOR THE SIX MONTHS ENDED APRIL 30, 2007

STATEMENT OF OPERATIONS (UNAUDITED)

--------------------------------------------------------------------------------

                                                             ABN AMRO          ABN AMRO           ABN AMRO          ABN AMRO
                                                         GOVERNMENT MONEY        MONEY        TAX-EXEMPT MONEY   TREASURY MONEY
                                                            MARKET FUND       MARKET FUND        MARKET FUND       MARKET FUND
                                                         ----------------   ---------------   ----------------   ---------------
INVESTMENT INCOME:
     Dividends ......................................    $        295,583   $        25,201   $        174,076   $        45,989
     Interest .......................................          15,303,715         5,540,211          4,866,927         3,737,259
                                                         ----------------   ---------------   ----------------   ---------------
       Total investment income ......................          15,599,298         5,565,412          5,041,003         3,783,248
                                                         ----------------   ---------------   ----------------   ---------------

EXPENSES:
     Investment advisory fees (Note E) ..............             588,002           363,980            493,714           251,148
     Distribution expenses(a)(Note E) ...............              71,131           254,597             42,842             6,400
     Shareholder service fees(a)(Note E) ............              19,917           112,023                 --                --
     Transfer agent fees ............................              13,964            14,460             13,732            14,097
     Administration fees (Note E) ...................             153,794            58,475             77,688            42,381
     Registration expenses ..........................              12,998            12,883             13,214            13,226
     Custodian fees .................................              15,754             8,206              7,028             7,623
     Professional fees ..............................              20,484            12,630             14,412            12,280
     Reports to shareholder expense .................               7,844            15,494              3,833             2,571
     Trustees fees and related expenses (Note E) ....              12,422             4,284              5,744             3,719
     Interest expense (Note H) ......................                  --                --              2,738                --
     Other expenses .................................              20,961             9,033             23,200            26,203
                                                         ----------------   ---------------   ----------------   ---------------
       Total expenses before waivers ................             937,271           866,065            698,145           379,648
                                                         ----------------   ---------------   ----------------   ---------------
       Less: Investment advisory fees waived (Note E)                  --          (114,665)          (187,062)         (114,924)
                                                         ----------------   ---------------   ----------------   ---------------
       Net expenses .................................             937,271           751,400            511,083           264,724
                                                         ----------------   ---------------   ----------------   ---------------

NET INVESTMENT INCOME ...............................          14,662,027         4,814,012          4,529,920         3,518,524
                                                         ----------------   ---------------   ----------------   ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..........    $     14,662,027   $     4,814,012   $      4,529,920   $     3,518,524
                                                         ================   ===============   ================   ===============

____________________________________
(a)   Fees are incurred at the Class S level.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 11

Aston Funds

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                      ABN AMRO                             ABN AMRO
                                                            GOVERNMENT MONEY MARKET FUND              MONEY MARKET FUND
                                                         ----------------------------------   ----------------------------------
                                                         SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
                                                          APRIL 30, 2007      OCTOBER 31,      APRIL 30, 2007      OCTOBER 31,
                                                           (UNAUDITED)           2006           (UNAUDITED)           2006
                                                         ----------------   ---------------   ----------------   ---------------
NET ASSETS AT BEGINNING OF PERIOD ...................    $    500,369,242   $   412,495,904   $    187,881,480   $   181,042,874
                                                         ----------------   ---------------   ----------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ...........................          14,662,027        22,160,187          4,814,012         7,359,046
    Net realized loss on investments sold ...........                  --                --                 --                --
                                                         ----------------   ---------------   ----------------   ---------------
       Net increase in net assets from operations ...          14,662,027        22,160,187          4,814,012         7,359,046
                                                         ----------------   ---------------   ----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I ......................................         (13,325,672)      (20,157,807)          (107,312)         (161,501)
       Class S ......................................          (1,336,355)       (2,002,380)        (4,706,700)       (7,197,545)
    Realized gain on investments:
       Class I ......................................                  --                --                 --                --
                                                         ----------------   ---------------   ----------------   ---------------
          Total distributions .......................         (14,662,027)      (22,160,187)        (4,814,012)       (7,359,046)
                                                         ----------------   ---------------   ----------------   ---------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class I ......................................         594,196,980     1,054,942,947         21,555,342        24,847,341
       Class S ......................................         112,556,039       121,571,355        429,508,445       724,395,217
    Proceeds from reinvestment of distributions:
       Class I ......................................             732,225         1,231,424            107,297           161,431
       Class S ......................................           1,336,289         2,002,260          4,703,218         7,194,268
    Cost of shares redeemed:
       Class I ......................................        (819,211,006)     (988,356,397)       (15,978,823)      (33,219,222)
       Class S ......................................        (107,827,656)     (103,518,251)      (401,809,601)     (716,540,429)
                                                         ----------------   ---------------   ----------------   ---------------
          Net increase (decrease) from capital share
              transactions ..........................        (218,217,129)       87,873,338         38,085,878         6,838,606
                                                         ----------------   ---------------   ----------------   ---------------
          Total increase (decrease) in net assets ...        (218,217,129)       87,873,338         38,085,878         6,838,606
                                                         ----------------   ---------------   ----------------   ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......    $    282,152,113   $   500,369,242   $    225,967,358   $   187,881,480
                                                         ================   ===============   ================   ===============
       (A) Undistributed net investment income ......    $         31,622   $        31,622   $             --   $            --
                                                         ================   ===============   ================   ===============

OTHER INFORMATION:

SHARE TRANSACTIONS:
    Class I:
       Sold .........................................         594,196,980     1,054,942,947         21,555,342        24,847,341
       Proceeds from reinvestment of distributions ..             732,225         1,231,424            107,297           161,431
       Redeemed .....................................        (819,211,006)     (988,356,397)       (15,978,823)      (33,219,222)
    Class S
       Sold .........................................         112,556,039       121,571,355        429,508,445       724,395,217
       Proceeds from reinvestment of distributions ..           1,336,289         2,002,260          4,703,218         7,194,268
       Redeemed .....................................        (107,827,656)     (103,518,251)      (401,809,601)     (716,540,429)
                                                         ----------------   ---------------   ----------------   ---------------
          Net increase (decrease) in shares
              outstanding ...........................        (218,217,129)       87,873,338         38,085,878         6,838,606
                                                         ================   ===============   ================   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 12

Aston Funds

--------------------------------------------------------------------------------

                                                                      ABN AMRO                             ABN AMRO
                                                            TAX-EXEMPT MONEY MARKET FUND          TREASURY MONEY MARKET FUND
                                                         ----------------------------------   ----------------------------------
                                                         SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
                                                          APRIL 30, 2007      OCTOBER 31,     APRIL 30, 2007       OCTOBER 31,
                                                           (UNAUDITED)           2006           (UNAUDITED)           2006
                                                         ----------------   ---------------   ----------------   ---------------
NET ASSETS AT BEGINNING OF PERIOD ...................    $    249,795,080   $   278,397,955   $    151,277,116   $   183,993,014
                                                         ----------------   ---------------   ----------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ...........................           4,529,920         8,506,998          3,518,524         7,427,222
    Net realized loss on investments sold ...........                  --                --                 --               (48)
                                                         ----------------   ---------------   ----------------   ---------------
       Net increase in net assets from operations ...           4,529,920         8,506,998          3,518,524         7,427,174
                                                         ----------------   ---------------   ----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I ......................................          (4,016,709)       (7,744,250)        (3,399,246)       (7,161,900)
       Class S ......................................            (513,211)         (762,748)          (119,278)         (265,322)
    Realized gain on investments:
       Class I ......................................                  --                --                 --              (240)
                                                         ----------------   ---------------   ----------------   ---------------
          Total distributions .......................          (4,529,920)       (8,506,998)        (3,518,524)       (7,427,462)
                                                         ----------------   ---------------   ----------------   ---------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class I ......................................         238,738,775       760,536,348        158,423,689       539,727,871
       Class S ......................................         165,587,236       367,739,282         23,128,076        61,313,425
    Proceeds from reinvestment of distributions:
       Class I ......................................               6,476            11,032             24,355            47,632
       Class S ......................................             513,210           762,745            117,927           262,494
    Cost of shares redeemed:
       Class I ......................................        (216,032,114)     (795,276,250)      (244,356,588)     (573,342,773)
       Class S ......................................        (153,777,894)     (362,376,032)       (24,861,129)      (60,724,259)
                                                         ----------------   ---------------   ----------------   ---------------
          Net increase (decrease) from capital share
              transactions ..........................          35,035,689       (28,602,875)       (87,523,670)      (32,715,610)
                                                         ----------------   ---------------   ----------------   ---------------
          Total increase (decrease) in net assets ...          35,035,689       (28,602,875)       (87,523,670)      (32,715,898)
                                                         ----------------   ---------------   ----------------   ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......    $    284,830,769   $   249,795,080   $     63,753,446   $   151,277,116
                                                         ================   ===============   ================   ===============
       (A) Undistributed net investment income ......    $             --   $            --   $             --   $            --
                                                         ================   ===============   ================   ===============

OTHER INFORMATION:

SHARE TRANSACTIONS:
    Class I:
       Sold .........................................         238,738,775       760,536,344        158,423,689       539,727,871
       Proceeds from reinvestment of distributions ..               6,476            11,032             24,355            47,632
       Redeemed .....................................        (216,032,114)     (795,276,250)      (244,356,588)     (573,342,773)
    Class S
       Sold .........................................         165,587,236       367,739,282         23,128,076        61,313,425
       Proceeds from reinvestment of distributions ..             513,210           762,745            117,927           262,494
       Redeemed .....................................        (153,777,894)     (362,376,032)       (24,861,129)      (60,724,259)
                                                         ----------------   ---------------   ----------------   ---------------
          Net increase (decrease) in shares
              outstanding ...........................          35,035,689       (28,602,879)       (87,523,670)      (32,715,610)
                                                         ================   ===============   ================   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 13

Aston Funds

ABN AMRO GOVERNMENT MONEY MARKET FUND                             APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED            YEAR         YEAR           YEAR         YEAR         YEAR
                                                04/30/07           ENDED        ENDED         ENDED         ENDED        ENDED
                                               (UNAUDITED)       10/31/06     10/31/05       10/31/04     10/31/03     10/31/02
                                               -----------      ----------   ----------     ----------   ----------   ----------
CLASS I
Net Asset Value, Beginning of Period .......   $      1.00      $     1.00   $     1.00     $     1.00   $     1.00   $     1.00
                                               -----------      ----------   ----------     ----------   ----------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................          0.02            0.05         0.03           0.01         0.01         0.02
                                               -----------      ----------   ----------     ----------   ----------   ----------
   LESS DISTRIBUTIONS FROM:
     Net investment income .................         (0.02)          (0.05)       (0.03)         (0.01)       (0.01)       (0.02)
     Net realized gain on investments ......            --              --           --(a)          --           --           --
                                               -----------      ----------   ----------     ----------   ----------   ----------
     Total distribution ....................         (0.02)          (0.05)       (0.03)         (0.01)       (0.01)       (0.02)
                                               -----------      ----------   ----------     ----------   ----------   ----------
Net Asset Value, End of Period .............   $      1.00      $     1.00   $     1.00     $     1.00   $     1.00   $     1.00
                                               ===========      ==========   ==========     ==========   ==========   ==========
TOTAL RETURN ...............................          2.51%(b)        4.62%        2.59%          0.91%        0.98%        1.70%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $   224,411      $  448,693   $  380,875     $  459,475   $  453,873   $  492,398
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          0.29%(c)        0.29%        0.30%          0.30%        0.29%        0.30%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          0.29%(c)        0.29%        0.30%          0.30%        0.29%        0.30%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          5.02%(c)        4.55%        2.60%          0.91%        0.98%        1.70%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          5.02%(c)        4.55%        2.60%          0.91%        0.98%        1.70%

--------------------------------------------------------------------------------------------------------------------------------

CLASS S
Net Asset Value, Beginning of Period .......   $      1.00      $     1.00   $     1.00     $     1.00   $     1.00   $     1.00
                                               -----------      ----------   ----------     ----------   ----------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................          0.02            0.04         0.02           0.01         0.01         0.01
                                               -----------      ----------   ----------     ----------   ----------   ----------
   LESS DISTRIBUTIONS FROM:
     Net investment income .................         (0.02)          (0.04)       (0.02)         (0.01)       (0.01)       (0.01)
     Net realized gain on investments ......            --              --           --(a)          --           --           --
                                               -----------      ----------   ----------     ----------   ----------   ----------
     Total distribution ....................         (0.02)          (0.04)       (0.02)         (0.01)       (0.01)       (0.01)
                                               -----------      ----------   ----------     ----------   ----------   ----------
Net Asset Value, End of Period .............   $      1.00      $     1.00   $     1.00     $     1.00   $     1.00   $     1.00
                                               ===========      ==========   ==========     ==========   ==========   ==========
TOTAL RETURN ...............................          2.35%(b)        4.28%        2.26%          0.58%        0.65%        1.36%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $    57,741      $   51,676   $   31,621     $   32,911   $   41,768   $   30,590
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          0.61%(c)        0.61%        0.62%          0.62%        0.62%        0.63%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          0.61%(c)        0.61%        0.62%          0.62%        0.62%        0.63%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          4.70%(c)        4.23%        2.28%          0.59%        0.65%        1.37%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          4.70%(c)        4.23%        2.28%          0.59%        0.65%        1.37%

____________________________________
(a)   Represents less than $0.005 per share.

(b)   Not Annualized.

(c)   Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 14

Aston Funds

ABN AMRO MONEY MARKET FUND                                        APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED            YEAR             YEAR         YEAR         YEAR        YEAR
                                                04/30/07           ENDED           ENDED        ENDED        ENDED        ENDED
                                               (UNAUDITED)       10/31/06         10/31/05     10/31/04     10/31/03    10/31/02
                                               -----------      -----------      ----------   ----------   ----------   ---------
CLASS I
Net Asset Value, Beginning of Period .......   $      1.00      $      1.00      $     1.00   $     1.00   $     1.00   $    1.00
                                               -----------      -----------      ----------   ----------   ----------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................          0.02             0.04(a)         0.03         0.01         0.01        0.02(a)
                                               -----------      -----------      ----------   ----------   ----------   ---------
     Less distributions from
       net investment income ...............         (0.02)           (0.04)          (0.03)       (0.01)       (0.01)      (0.02)
                                               -----------      -----------      ----------   ----------   ----------   ---------
Net Asset Value, End of Period .............   $      1.00      $      1.00      $     1.00   $     1.00   $     1.00   $    1.00
                                               ===========      ===========      ==========   ==========   ==========   =========
TOTAL RETURN ...............................          2.50%(c)         4.57%           2.57%        0.87%        0.92%       1.58%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $     7,008      $     1,325      $    9,535   $    4,821   $      302   $     414
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          0.48%(d)         0.50%(b)        0.51%        0.50%        0.50%       0.49%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          0.37%(d)         0.37%(b)        0.37%        0.37%        0.37%       0.37%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          4.87%(d)         4.35%           2.44%        0.73%        0.78%       1.45%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          4.98%(d)         4.48%           2.58%        0.86%        0.91%       1.57%

---------------------------------------------------------------------------------------------------------------------------------

CLASS S
Net Asset Value, Beginning of Period .......   $      1.00      $      1.00      $     1.00   $     1.00   $     1.00   $    1.00
                                               -----------      -----------      ----------   ----------   ----------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................          0.02             0.04(a)         0.02         0.01         0.01        0.01(a)
                                               -----------      -----------      ----------   ----------   ----------   ---------
     Less distributions from
       net investment income ...............         (0.02)           (0.04)          (0.02)       (0.01)       (0.01)      (0.01)
                                               -----------      -----------      ----------   ----------   ----------   ---------
Net Asset Value, End of Period .............   $      1.00      $      1.00      $     1.00   $     1.00   $     1.00   $    1.00
                                               ===========      ===========      ==========   ==========   ==========   =========
TOTAL RETURN ...............................          2.31%(c)         4.20%           2.20%        0.50%        0.55%       1.22%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $   218,959      $   186,557      $  171,508   $  132,831   $  132,233   $ 143,446
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          0.84%(d)         0.86%(b)        0.87%        0.86%        0.86%       0.85%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          0.73%(d)         0.73%(b)        0.73%        0.73%        0.73%       0.73%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          4.62%(d)         3.99%           2.08%        0.37%        0.42%       1.09%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          4.51%(d)         4.12%           2.22%        0.50%        0.55%       1.21%

____________________________________
(a) The selected per share data was calculated using weighted average shares method for the period.

(b) Ratios of expenses to average net assets include interest expense of less than 0.005%, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note F to Financial Statements.

(c)   Not Annualized.

(d)   Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 15

Aston Funds

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                             APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED              YEAR           YEAR        YEAR          YEAR          YEAR
                                                04/30/07             ENDED          ENDED       ENDED         ENDED         ENDED
                                               (UNAUDITED)         10/31/06       10/31/05    10/31/04      10/31/03      10/31/02
                                               -----------         ---------      ---------   ---------     ---------     ---------
CLASS I
Net Asset Value, Beginning of Period .......   $      1.00         $    1.00      $    1.00   $    1.00     $    1.00     $    1.00
                                               -----------         ---------      ---------   ---------     ---------     ---------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................          0.02              0.03           0.02        0.01          0.01          0.01
                                               -----------         ---------      ---------   ---------     ---------     ---------
     Less distributions from
       net investment income ...............         (0.02)            (0.03)         (0.02)      (0.01)        (0.01)        (0.01)
                                               -----------         ---------      ---------   ---------     ---------     ---------
Net Asset Value, End of Period .............   $      1.00         $    1.00      $    1.00   $    1.00     $    1.00     $    1.00
                                               ===========         =========      =========   =========     =========     =========
TOTAL RETURN ...............................          1.62%(c)          2.98%          1.83%       0.74%         0.72%         1.12%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $   248,195         $ 225,482      $ 260,210   $ 262,587     $ 274,759     $ 340,683
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          0.46%(a)(d)       0.47%(a)       0.46%       0.46%         0.46%         0.45%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          0.33%(a)(d)       0.34%(a)       0.33%       0.33%         0.33%         0.33%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          3.11%(d)          2.78%          1.68%       0.61%         0.59%         0.99%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          3.24%(d)          2.91%          1.81%       0.74%         0.72%         1.11%

-----------------------------------------------------------------------------------------------------------------------------------

CLASS S
Net Asset Value, Beginning of Period .......   $      1.00         $    1.00      $    1.00   $    1.00     $    1.00     $    1.00
                                               -----------         ---------      ---------   ---------     ---------     ---------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................          0.01              0.03           0.02          --(b)         --(b)       0.01
                                               -----------         ---------      ---------   ---------     ---------     ---------
     Less distributions from
       net investment income ...............         (0.01)            (0.03)         (0.02)         --(b)         --(b)      (0.01)
                                               -----------         ---------      ---------   ---------     ---------     ---------
Net Asset Value, End of Period .............   $      1.00         $    1.00      $    1.00   $    1.00     $    1.00     $    1.00
                                               ===========         =========      =========   =========     =========     =========
TOTAL RETURN ...............................          1.49%(c)          2.72%          1.57%       0.49%         0.47%         0.87%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $    36,636         $  24,314      $  18,188   $  27,230     $  21,116     $  20,930
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          0.71%(a)(d)       0.72%(a)       0.71%       0.71%         0.71%         0.70%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          0.58%(a)(d)       0.59%(a)       0.58%       0.58%         0.58%         0.58%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          2.86%(d)          2.53%          1.43%       0.36%         0.34%         0.74%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          2.99%(d)          2.66%          1.56%       0.49%         0.47%         0.86%

____________________________________
(a) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2007 and 0.01% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note F to Financial Statements.

(b)   Represents less than $0.005 per share.

(c)   Not Annualized.

(d)   Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 16

Aston Funds

ABN AMRO TREASURY MONEY MARKET FUND                               APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED            YEAR           YEAR           YEAR           YEAR        YEAR
                                                04/30/07          ENDED          ENDED          ENDED          ENDED        ENDED
                                               (UNAUDITED)       10/31/06       10/31/05       10/31/04       10/31/03    10/31/02
                                               -----------      ----------     ----------     ----------     ----------   ---------
CLASS I
Net Asset Value, Beginning of Period .......   $      1.00      $     1.00     $     1.00     $     1.00     $     1.00   $    1.00
                                               -----------      ----------     ----------     ----------     ----------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................          0.02            0.04           0.02           0.01           0.01        0.01
                                               -----------      ----------     ----------     ----------     ----------   ---------
   LESS DISTRIBUTIONS FROM:
     Net investment income .................         (0.02)          (0.04)         (0.02)         (0.01)         (0.01)      (0.01)
     Net realized gain on investments ......            --              --(a)          --(a)          --             --          --
                                               -----------      ----------     ----------     ----------     ----------   ---------
     Total distribution ....................         (0.02)          (0.04)         (0.02)         (0.01)         (0.01)      (0.01)
                                               -----------      ----------     ----------     ----------     ----------   ---------
Net Asset Value, End of Period .............   $      1.00      $     1.00     $     1.00     $     1.00     $     1.00   $    1.00
                                               ===========      ==========     ==========     ==========     ==========   =========
TOTAL RETURN ...............................          2.46%(b)        4.46%          2.41%          0.75%          0.85%       1.47%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $    59,320      $  145,229     $  178,796     $  308,172     $  370,304   $ 338,172
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          0.52%(c)        0.49%          0.48%          0.46%          0.46%       0.46%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          0.36%(c)        0.36%          0.36%          0.36%          0.36%       0.36%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          4.75%(c)        4.24%          2.17%          0.63%          0.74%       1.35%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          4.91%(c)        4.37%          2.29%          0.73%          0.84%       1.45%

-----------------------------------------------------------------------------------------------------------------------------------

CLASS S
Net Asset Value, Beginning of Period .......   $      1.00      $     1.00     $     1.00     $     1.00     $     1.00   $    1.00
                                               -----------      ----------     ----------     ----------     ----------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................          0.02            0.04           0.02             --(a)        0.01        0.01
                                               -----------      ----------     ----------     ----------     ----------   ---------
   LESS DISTRIBUTIONS FROM:
     Net investment income .................         (0.02)          (0.04)         (0.02)            --(a)       (0.01)      (0.01)
     Net realized gain on investments ......            --              --(a)          --(a)          --             --          --
                                               -----------      ----------     ----------     ----------     ----------   ---------
     Total distribution ....................         (0.02)          (0.04)         (0.02)            --          (0.01)      (0.01)
                                               -----------      ----------     ----------     ----------     ----------   ---------
Net Asset Value, End of Period .............   $      1.00      $     1.00     $     1.00     $     1.00     $     1.00   $    1.00
                                               ===========      ==========     ==========     ==========     ==========   =========
TOTAL RETURN ...............................          2.33%(b)        4.20%          2.16%          0.50%          0.60%       1.22%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $     4,433      $    6,049     $    5,197     $    7,154     $   35,441   $  31,128
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          0.77%(c)        0.74%          0.73%          0.71%          0.71%       0.71%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          0.61%(c)        0.61%          0.61%          0.61%          0.61%       0.61%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          4.50%(c)        3.99%          1.92%          0.38%          0.49%       1.10%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          4.66%(c)        4.12%          2.04%          0.48%          0.59%       1.20%

____________________________________
(a)   Represents less than $0.005 per share.

(b)   Not Annualized.

(c)   Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 17

Aston Funds

                                                                  APRIL 30, 2007

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: Aston Funds (the "Trust"), formerly known as ABN AMRO Funds, was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with 32 separate portfolios that have been established by the Board of Trustees as of April 30, 2007. The following portfolios of the Trust are included in these financial statements: ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Treasury Money Market Fund (each a "Fund" and collectively, the "Funds").

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

(1) SECURITY VALUATION: All securities, with the exception of investments in other funds and repurchase agreements, are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income. Investments in other funds are valued at the underlying fund's net asset value at the date of valuation. Repurchase agreements are valued at cost. Interest accrued is captured in dividends and interest receivable.

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by ABN AMRO Asset Management, Inc. (the "Adviser") subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) U.S. GOVERNMENT AGENCY OBLIGATIONS: Government Money Market Fund and Money Market Fund may invest in U.S. government agency obligations. These obligations of U.S. government-sponsored entities are not issued or guaranteed by the U.S. Treasury.

(4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the identified cost method.

(5) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2006, the following
Fund had available realized capital losses to offset future net capital gains through fiscal year ended:

                                                 AMOUNT         EXPIRATION
                                                 ------         ----------
ABN AMRO Money Market Fund                       $    6               2008
ABN AMRO Treasury Money Market Fund                  48               2014

(6) MULTI-CLASS OPERATIONS: The Funds are authorized to issue two classes of shares, Class I and Class S. The classes are substantially the same except that Class S bears distribution fees and shareholder service fees. Each class offered by these Funds has equal rights as to assets. Income, fund level specific expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated directly to the appropriate class.

(7) USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(8) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.


| 18

Aston Funds

                                                                  APRIL 30, 2007

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

(9) ADDITIONAL ACCOUNTING STANDARDS: In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Aston Funds will incorporate FIN 48 in their Semi-Annual report on April 30, 2008.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management is currently evaluating the impact the adoption of FIN 48 and SFAS 157 will have on the Fund's financial statement disclosures.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: The Funds declare dividends daily from net investment income. The Funds' dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Differences in dividends per share between classes of the Funds are due to different class expenses. Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes. The tax character of ordinary income distributions paid during the years ended October 31, 2006 and 2005 was as follows:

                                                 DISTRIBUTIONS PAID IN 2006
                                                 --------------------------
                                                 TAX-EXEMPT      ORDINARY
                                                   INCOME         INCOME
                                                 -----------   ------------
ABN AMRO Government Money Market Fund            $        --   $ 21,361,901
ABN AMRO Money Market Fund                                --      7,359,046
ABN AMRO Tax-Exempt Money Market Fund              8,463,595             --
ABN AMRO Treasury Money Market Fund                       --      7,382,885

                                                 DISTRIBUTIONS PAID IN 2005
                                                 --------------------------
                                                 TAX-EXEMPT      ORDINARY
                                                   INCOME         INCOME
                                                 -----------   ------------
ABN AMRO Government Money Market Fund            $        --   $ 11,208,138
ABN AMRO Money Market Fund                                --      3,426,815
ABN AMRO Tax-Exempt Money Market Fund              4,882,771             --
ABN AMRO Treasury Money Market Fund                       --      5,815,496

As of October 31, 2006, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

                                               UNDISTRIBUTED   UNDISTRIBUTED
                                CAPITAL LOSS     ORDINARY       TAX-EXEMPT
                                CARRYFORWARD      INCOME          INCOME
                                ------------   -------------   -------------
ABN AMRO Government
    Money Market Fund .......   $         --   $   1,906,955   $          --
ABN AMRO Money Market Fund ..             (6)            538              --
ABN AMRO Tax-Exempt
    Money Market Fund .......             --              --         575,298
ABN AMRO Treasury
    Money Market Fund .......            (48)        594,253              --

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value.

NOTE (E) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: Under the terms of each Fund's investment advisory agreement, the advisory fees are accrued daily and paid monthly based on a specified annual rate of average daily net assets. In addition, the Funds have an expense limitation agreement with the Adviser, which caps annual ordinary operating expenses for Class I and Class S shareholders at certain specified annual rates of average daily net assets, respectively. Contractual expense limitation contracts are effective through February 28, 2008 for all classes of the Funds. The advisory rates and contractual expense limitations for the six months ended April 30, 2007 were as follows:

                                                  EXPENSE LIMITATIONS
                                                  FOR TOTAL EXPENSES
                                           ---------------------------------
                                           ADVISORY FEES
                                            ANNUAL RATE    CLASS I   CLASS S
                                           -------------   -------   -------
ABN AMRO Government Money Market Fund ..       0.20%        0.31%     0.63%
ABN AMRO Money Market Fund .............       0.35%        0.37%     0.73%
ABN AMRO Tax-Exempt Money Market Fund ..       0.35%        0.33%     0.58%
ABN AMRO Treasury Money Market Fund ....       0.35%        0.36%     0.61%

ABN AMRO Investment Fund Services, Inc. ("AAIFS"), previously provided the Funds with various administrative services. On November 30, 2006, AAIFS, the Trust and the Board of Trustees assigned the administration agreement between the Funds and AAIFS (the "Administration Agreement") to Aston Asset Management LLC ("Aston") in connection with the Strategic Transaction discussed under Note
(G)-Strategic Transaction. Under terms of the Administration Agreement, Administration fees are accrued daily and paid monthly, based on a specified


                                                                            | 19

Aston Funds

                                                                  APRIL 30, 2007

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per Fund. The fee is allocated to each Fund based on the relative net assets of the Trust. Administration expenses also include pricing agent fees and compliance related expenses. The administration fee arrangement is as follows:

ADMINISTRATION FEES AT TRUST LEVEL      ANNUAL RATE
----------------------------------      -----------
First $7.4 billion                        0.0490%
Over $7.4 billion                         0.0465%

PFPC Inc. ("PFPC") provides certain administrative services to the Funds pursuant to a Sub-Administration and Accounting Services Agreement between AAIFS and PFPC (the "Sub-Administration Agreement"). On November 30, 2006, the Sub-Administration Agreement was assigned from AAIFS to Aston. Effective August 1, 2006, under the terms of the Sub-Administration Agreement, sub-administration fees are accrued daily and paid monthly at a rate of 0.022% of average daily net assets of the Trust and a base fee at an annual rate of $12,000 per Fund.

Prior to December 1, 2006, ABN AMRO Distribution Services (USA) Inc. previously served as principal underwriter and distributor of the Funds' shares under the same fee structure described below. As of December 1, 2006, PFPC Distributors, Inc., (the "Distributor") serves as principal underwriter and distributor of the Funds' shares. Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the Funds with respect to Class S shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's average daily net assets. The Class I shares of the Funds do not have distribution plans.

In addition, the Funds have adopted a shareholder servicing plan for the Class S shares, which allows the Distributor to be paid a fee at an annual rate of up to 0.25% of the average daily net assets of the Class S shares, for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses. The shareholder service fees for the ABN AMRO Government Money Market Fund and ABN ABMRO Money Market Fund were 0.07% and 0.11% of average daily net assets, respectively, for the six months ended April 30, 2007. Tax-Exempt Money Market Fund and Treasury Money Market Fund were not charged shareholder service fees for the six months ended April 30, 2007.

The Trust does not compensate its officers or interested Trustees who are affiliated with the Adviser. The Trust pays each non-interested Trustee $5,000 per Board of Trustees meeting attended and an annual retainer of $25,000, and also reimburses the Trustees for out-of-pocket expenses. In addition, the Trust pays each member of the Nominating and Governance Committee a $2,000 annual retainer and each member of the Audit Committee a $2,500 annual retainer. The Chairman of the Audit Committee receives an additional $10,000 per year, the Chairman of the Nominating and Governance Committee receives an additional $2,500 per year, and the Lead Independent Trustee receives an additional $20,000 per year.

NOTE (F) CREDIT AGREEMENT: The Credit Agreement with The Bank of Nova Scotia, amended March 16, 2007, provides the Trust with a revolving credit facility up to $50 million. The facility is shared by each series of the Trust, including the Funds, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.11% of the commitment amount of the facility in addition to an annual administration fee of $37,500 and reasonable legal expenses incurred in connection with the preparation of any amendments. The interest rate on outstanding loans is equivalent to the Federal Funds Rate or LIBOR (London InterBank Offered Rate), as applicable, plus 0.625%. Borrowings must be repaid within 60 days. At April 30, 2007, there were no borrowings outstanding on the line of credit. For the ABN AMRO Tax Exempt Money Market Fund that utilized the line of credit during the six months ended April 30, 2007, the average daily loan balance outstanding on the days where borrowings existed was 6,212,400, the weighted average interest rate was 5.30% and the interest expense, which is included on the Statement of Operations was $2,738.

NOTE (G) STRATEGIC TRANSACTION: On November 30, 2006, pursuant to the closing of an asset purchase agreement between AAAM and its affiliates ("ABN AMRO"), Highbury Financial Inc. ("Highbury") and Aston ("the Purchase Agreement"), ABN AMRO sold substantially all of its assets related to their U.S. mutual fund and separately managed account business to Highbury and Aston (the "Strategic Transaction"). Aston is a majority owned subsidiary of Highbury. AAAM continues to serve as investment adviser to the Funds and the other money market funds of the Trust and Aston serves as administrator. Aston serves as investment advisor to all other funds of the Trust.


| 20

Aston Funds

                                                                  APRIL 30, 2007

ADDITIONAL INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

FORM N-Q: The Trust files complete schedules of portfolio holdings for the Funds with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's Web site at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 202 942-8090.

PROXY VOTING: Aston Funds' Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 800 992-8151; (ii) on Aston Funds' Web site at www.astonfunds.com; and (iii) on the SEC's Web site at www.sec.gov. Aston Funds' Proxy Voting Record for the most recent twelve-month period ended June 30 is available without charge (i) on the Funds' Web site at www.astonfunds.com; and (ii) on the SEC's Web site at www.sec.gov.

CONTINUATION OF INVESTMENT ADVISORY CONTRACTS: The 1940 Act requires the investment advisory agreement between the investment adviser and the Trust, on behalf of each Fund, to be approved annually by both the Board of Trustees and a majority of the Independent Trustees voting separately. At an in-person meeting on December 21, 2006, the Board of Trustees (the "Board"), including the Independent Trustees, determined that the terms of the Investment Advisory Agreement with ABN AMRO Asset Management, Inc. ("AAAM") with respect to Aston/ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, and ABN AMRO Treasury Money Market Fund (each a "Fund" and collectively, the "Funds") continued to be fair and reasonable and approved the continuation of the Agreement for each Fund as being in the best interests of the Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the continuation of the Agreement at meetings in September and December. The Independent Trustees met separately from the "interested" Trustee of the Trust to consider the continuation of the Investment Advisory Agreement for each Fund and were assisted by independent legal counsel in their deliberations.

In evaluating the Investment Advisory Agreement on behalf of each Fund, the Board reviewed information regarding: (1) the nature, extent and quality of the services to be provided to the Funds, including information regarding the personnel involved in the investment oversight process; (2) the advisory fees charged and total expense ratios of the Funds compared to a peer group of funds compiled by Lipper, Inc. ("Lipper"); (3) fee waivers or expenses to be reimbursed by the investment adviser; and (4) potential benefits to be received by affiliates of the investment adviser from its relationship with the Funds. In considering the Investment Advisory Agreement on behalf of each Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, quality and extent of services provided under the Agreements. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of AAAM to attract and retain high-quality personnel, and the organizational depth and stability of AAAM. It also reviewed each Fund's investment performance over short-term and long-term periods, and reviewed that performance as compared to a relevant peer group of mutual funds compiled by Lipper and an appropriate index. The Board considered whether investment results were consistent with each Fund's investment objectives and policies.

On the basis of this evaluation and its ongoing review of operations, the Board concluded that the nature, quality and extent of services provided by AAAM historically have been and continue to be satisfactory, and that the performance of each Fund over time was satisfactory.

FEES AND EXPENSES. The Board considered each Fund's management fee rate, operating expenses and total expense ratio, and compared this information to the fees and expenses of a peer group based on information and data supplied by Lipper. As a part of this analysis, the Board considered the investment advisory fee paid by each Fund and the fees waived or expenses reimbursed by AAAM and compared the gross and net advisory fees to those of a peer group. The Board also considered the advisory fees charged by AAAM to other mutual fund and separate account clients, but noted that in many cases the services provided were not comparable. On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by AAAM.

COSTS AND PROFITABILITY. The Board considered certain financial information and statistics related to the costs and profitability of AAAM's advisory agreements with the Funds. This information was provided by AAAM, contained a number of estimates and allocations and had not been audited or independently verified. Because the Board recognized the inherently subjective nature of profitability


                                                                            | 21

Aston Funds

                                                                  APRIL 30, 2007

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

analysis, this information was utilized as an approximate rather than a definitive measure of profitability. The Board considered that AAAM must be able to compensate its employees at competitive rates in order to attract and retain high quality personnel to provide high quality services to the Funds. Based on the information provided, the Board concluded that the profits realized by AAAM in connection with the management of the Funds were not unreasonable.

ECONOMIES OF SCALE. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. The Board considered the size of the Funds, any breakpoints in fees, and the nature of the asset class and any capacity limits. The Board concluded that the management fee schedule reflects an appropriate level of sharing of any economies of scale.

OTHER BENEFITS TO THE INVESTMENT ADVISER. The Board considered the character and amount of other incidental benefits received by AAAM as a result of its relationship with the Funds. The Board noted that, as a result of AAAM's recent sale of its mutual fund business, AAAM no longer provides administration, distribution and other services to the Funds. The Board also considered that AAAM generally does not use portfolio transactions to pay for research services generated by third parties for the Funds. The Board concluded that any incidental benefits to be received by AAAM from its relationship with the Funds are expected to be reasonable.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board of Trustees, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for each Fund including the advisory fees were fair and reasonable, and that the continuation of the Investment Advisory Agreement on behalf of each Fund should be approved.

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

                                      BEGINNING    ENDING
                                       ACCOUNT     ACCOUNT                 EXPENSES
                                        VALUE       VALUE     EXPENSE     PAID DURING
                                      11/01/06    04/30/07    RATIO(1)     PERIOD(2)
                                      ---------   ---------   --------    -----------
ABN AMRO GOVERNMENT MONEY MARKET FUND
  ACTUAL FUND RETURN
    Class I .....................     $   1,000   $1,025.10       0.29%   $      1.46
    Class S .....................         1,000    1,023.50       0.61%          3.06
  HYPOTHETICAL 5% RETURN
    Class I .....................     $   1,000   $1,023.36       0.29%   $      1.45
    Class S .....................         1,000    1,021.77       0.61%          3.06
ABN AMRO MONEY MARKET FUND
  ACTUAL FUND RETURN
    Class I .....................     $   1,000   $1,025.00       0.37%   $      1.86
    Class S .....................         1,000    1,023.10       0.73%          3.66
  HYPOTHETICAL 5% RETURN
    Class I .....................     $   1,000   $1,022.96       0.37%   $      1.86
    Class S .....................         1,000    1,021.17       0.73%          3.66


| 22

Aston Funds

                                                                  APRIL 30, 2007

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                      BEGINNING    ENDING
                                       ACCOUNT     ACCOUNT                 EXPENSES
                                        VALUE       VALUE     EXPENSE     PAID DURING
                                      11/01/06    04/30/07    RATIO(1)     PERIOD(2)
                                      ---------   ---------   --------    -----------
ABN AMRO TAX-EXEMPT MONEY MARKET FUND
  ACTUAL FUND RETURN
    Class I .....................     $   1,000   $1,016.20       0.33%   $      1.65
    Class S .....................         1,000    1,014.90       0.58%          2.90
  HYPOTHETICAL 5% RETURN
    Class I .....................     $   1,000   $1,023.16       0.33%   $      1.66
    Class S .....................         1,000    1,021.92       0.58%          2.91
ABN AMRO TREASURY MONEY MARKET FUND
  ACTUAL FUND RETURN
    Class I .....................     $   1,000   $1,024.60       0.36%   $      1.81
    Class S .....................         1,000    1,023.30       0.61%          3.06
  HYPOTHETICAL 5% RETURN
    Class I .....................     $   1,000   $1,023.01       0.36%   $      1.81
    Class S .....................         1,000    1,021.77       0.61%          3.06

(1)   Annualized, based on a Fund's most recent fiscal half-year expenses.

(2) Expenses are equal to a Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.


                                                                            | 23

                     This page is left blank intentionally.

Aston Funds

  ADVISERS

  Aston Asset Management LLC
  120 N. LaSalle Street
  25th Floor
  Chicago, IL 60602

  ABN AMRO Asset Management, Inc.
  135 S. LaSalle Street
  Chicago, IL 60601

  SUB-ADVISERS

  ABN AMRO Asset Management, Inc.
  135 S. LaSalle Street
  Chicago, IL 60601

  McDonnell Investment Management LLC
  1515 West 22nd Street, 11th Floor
  Oak Brook, IL 60523

  MFS Institutional Advisors, Inc.
  500 Boylston Street
  Boston, MA 02116

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  Optimum Investment Advisors, LLC
  100 South Wacker Drive, Suite 2100
  Chicago, IL 60606

  Taplin, Canida & Habacht, Inc.
  1001 Brickell Bay Drive, Suite 2100
  Miami, FL 33131

  TAMRO Capital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205

  River Road Asset Management, LLC
  Meidinger Tower, Suite 1600
  462 South Fourth Street
  Louisville, KY 40202

  SHAREHOLDER SERVICES

  Aston Funds
  P.O. Box 9765
  Providence, RI 02940

  DISTRIBUTOR

  PFPC Distributors, Inc.
  760 Moore Road
  King of Prussia, PA 19406

  OFFICERS

  Kenneth C. Anderson, President and
     Chief Executive Officer
  Gerald F. Dillenburg, Senior Vice President,
     Secretary and Treasurer, Chief Financial
     Officer, Chief Operating Officer
     and Chief Compliance Officer
  William Long, Vice President
  Juli A. Braun, Assistant Secretary
  Laura M. Curylo, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary
  Joseph W. Wheeler, Assistant Treasurer

  CUSTODIAN

  PFPC Trust Company
  8800 Tinicum Boulevard
  Philadelphia, PA 19153

  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz, P.C.
  222 N. LaSalle Street
  Chicago, IL 60601

  INDEPENDENT REGISTERED
  PUBLIC ACCOUNTING FIRM

  Ernst & Young LLP
  Sears Tower
  233 S. Wacker Drive
  Chicago, IL 60606

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800 992 8151.

[LOGO] ASTON FUNDS

       Aston Funds
       P.O. Box 9765
       Providence, RI 02940


ATSEM 07 02

[LOGO] ASTON FUNDS

SEMI-ANNUAL REPORT 2007

APRIL 30, 2007

CLASS Y & YS SHARES

ABN AMRO INSTITUTIONAL MONEY MARKET FUND

[GRAPHIC OMITTED]
COVER ART

Aston Funds were formerly known as the
ABN AMRO Funds.

Aston Funds

(Formerly known as ABN AMRO Funds)

TABLE OF CONTENTS

Performance Summary....................................................       2

Schedule of Investments................................................       3

Statement of Assets and Liabilities....................................       5

Statement of Operations................................................       6

Statements of Changes in Net Assets....................................       7

Financial Highlights...................................................       8

Notes to Financial Statements..........................................       9

Additional Information.................................................      12

INSTITUTIONAL MONEY MARKET FUND

ABN AMRO Institutional Prime Money Market Fund

   THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE
 FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES
      DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER
                                  INFORMATION.

     ASTON FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC., 760 MOORE ROAD,
                           KING OF PRUSSIA, PA 19406.

             SHAREHOLDER SERVICES 800 992-8151 o WWW.ASTONFUNDS.COM

              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE


                                                                             | 1

Aston Funds

PERFORMANCE SUMMARY (UNAUDITED)                                   APRIL 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          YIELDS                          RETURNS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                AVERAGE    AVERAGE
                                                                     7-DAY     30-DAY    SIX MONTH              ANNUAL     ANNUAL
                                                INCEPTION           AVERAGE    AVERAGE     TOTAL     ONE YEAR   5 YEAR      SINCE
FUND                                              DATE      CLASS   YIELD(a)    YIELD    RETURN(b)    RETURN    RETURN    INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Prime Money Market Fund           12/28/99      Y      5.18%      5.18%      2.60%      5.26%      2.64%      3.30%
-----------------------------------------------------------------------------------------------------------------------------------
iMoneyNet First Tier Institutional Average                    Y                                       5.05%      2.45%      3.11%
-----------------------------------------------------------------------------------------------------------------------------------
Lipper Institutional Money Market Funds Index                 Y                                       5.25%      2.64%      3.31%
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Prime Money Market Fund           06/29/00     YS      4.93%      4.93%      2.48%      5.00%      2.39%      2.86%
-----------------------------------------------------------------------------------------------------------------------------------
iMoneyNet First Tier Institutional Average                   YS                                       5.05%      2.45%      2.91%
-----------------------------------------------------------------------------------------------------------------------------------
Lipper Institutional Money Market Funds Index                YS                                       5.25%      2.64%      3.11%
-----------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ASTONFUNDS.COM.

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTIONS OF FUND SHARES. RETURN FIGURES REFLECT ANY EXPENSE REIMBURSEMENTS AND FEE WAIVERS. WITHOUT REIMBURSEMENT OR WAIVERS, FUND RETURNS WOULD HAVE BEEN LOWER.

AN INVESTMENT IN THE ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE 7-DAY YIELD MORE CLOSELY REFLECTS THE FUND'S CURRENT EARNINGS THAN THE TOTAL RETURN QUOTATIONS.

(a) The 7-day average yield more closely reflects the Fund's current earnings than the total return quotation.

(b)   Not Annualized.


| 2

Aston Funds

ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND                    APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

COMMERCIAL PAPER                                 26%
CERTIFICATES OF DEPOSIT                          27%
TIME DEPOSITS                                    12%
INSURANCE FUNDING AGREEMENTS                      9%
FLOATING RATE NOTE                                7%
REPURCHASE AGREEMENTS                            19%

% OF TOTAL NET ASSETS

                                                                    AMORTIZED
  PAR VALUE                                                           COST
--------------                                                   ---------------
COMMERCIAL PAPER (a) - 25.42%

                 ASSET-BACKED - 16.01%
$   75,000,000   Atlantic Asset Securitization
                   5.270%, 05/03/07 (b).......................   $    74,978,042
    48,372,000   Fcar Owner Trust II
                   5.200%, 05/02/07 ..........................        48,365,013
    30,000,000   Gemini Securitization
                   5.260%, 05/18/07 (b).......................        29,925,483
                 Giro Balanced Funding
    30,000,000     5.275%, 05/25/07 (b).......................        29,894,500
    20,000,000     5.230%, 06/05/07 (b).......................        19,898,306
    18,247,000     5.240%, 06/15/07 (b).......................        18,127,482
    20,000,000   New Center Asset Trust
                   5.170%, 10/17/07 ..........................        19,514,595
    20,000,000   Ranger Funding
                   5.260%, 05/29/07 (b).......................        19,918,178
    22,040,000   Scaldis Capital
                   5.190%, 06/13/07 (b).......................        21,903,370
    14,725,000   Sheffield Receivables
                   5.190%, 05/02/07 (b).......................        14,722,877
                                                                 ---------------
                                                                     297,247,846
                                                                 ---------------

                 BANKS - 8.34%
    20,000,000   Barclays US Funding
                   5.185%, 06/20/07 ..........................        19,855,972
                 HSBC Finance
    20,000,000     5.250%, 05/11/07...........................        19,970,833
    25,000,000     5.000%, 08/31/07...........................        24,576,389
    20,000,000   Ing US Funding
                   5.100%, 10/12/07 ..........................        19,535,333
                 UBS Finance (DE)
    22,000,000     5.220%, 06/05/07...........................        21,888,350
    20,000,000     5.170%, 10/23/07...........................        19,497,361
                 Westpac Banking
    20,000,000     5.160%, 06/12/07 (b).......................        19,879,600
    10,000,000     5.085%, 01/11/08 (b).......................         9,639,813
                                                                 ---------------
                                                                     154,843,651
                                                                 ---------------

                                                                    AMORTIZED
  PAR VALUE                                                           COST
--------------                                                   ---------------
                 CORPORATE - 1.07%
$   20,000,000   Toyota Motor Credit
                   5.230%, 05/10/07 ..........................   $    19,973,850
                                                                 ---------------
                 TOTAL COMMERCIAL PAPER
                   (Cost $472,065,347)........................       472,065,347
                                                                 ---------------

CERTIFICATES OF DEPOSIT - 26.98%
    25,000,000   Abbey National Treasury Services
                   5.230%, 08/24/07 ..........................        25,000,000
    20,000,000   Barclays US Funding
                   5.465%, 08/15/07 ..........................        20,006,309
    20,000,000   BNP Paribas (NY)
                   5.345%, 07/30/07 ..........................        20,000,205
                 Calyon (NY)
    25,000,000     5.355%, 06/22/07...........................        25,002,254
     7,500,000     5.330%, 08/10/07 (c).......................         7,500,000
    20,000,000     5.280%, 09/13/07 (c).......................        19,998,526
    20,000,000   Credit Agricole Indosuez (NY)
                   5.280%, 06/28/07 (c).......................        19,999,029
                 Credit Suisse (NY)
    20,000,000     5.295%, 07/19/07 (c).......................        20,000,000
    10,000,000     5.340%, 08/13/07 (c).......................        10,000,000
                 Deutsche Bank (NY)
    20,000,000     5.455%, 05/07/07...........................        20,000,000
    20,000,000     5.350%, 08/08/07...........................        20,000,000
    20,000,000     5.380%, 03/07/08 (c).......................        20,000,000
    10,000,000   Fortis Bank (NY)
                   5.350%, 09/05/07 ..........................        10,001,339
                 HBOS Treasury Services
    10,000,000     5.600%, 06/19/07...........................        10,001,345
    25,000,000     5.260%, 07/06/07...........................        25,000,000
    10,000,000     5.280%, 09/04/07...........................         9,997,932
    21,000,000     5.260%, 01/08/08...........................        21,000,698
    10,000,000   Landesbank Baden-Wuerttemberg
                   5.345%, 05/24/07 ..........................         9,999,008
                 Natixis
    50,000,000     5.410%, 02/08/08 (c).......................        50,000,000
    20,000,000     5.400%, 03/05/08 (c).......................        20,000,000
    10,000,000   Nordea Bank Finland
                   5.700%, 06/28/07 ..........................        10,003,721
    24,500,000   Rabobank Nederland (NY)
                   5.605%, 07/19/07 ..........................        24,505,532
                 Royal Bank of Canada (NY)
    17,000,000     5.398%, 09/20/07...........................        17,000,159
    25,000,000     5.368%, 10/29/07...........................        25,007,648
                 Societe Generale (NY)
    11,000,000     5.710%, 07/23/07...........................        11,006,094
    10,000,000     5.300%, 01/14/08...........................         9,995,219
    20,000,000   Westpac Banking
                   5.330%, 07/31/07 ..........................        20,001,372
                                                                 ---------------
                 TOTAL CERTIFICATES OF DEPOSIT
                   (Cost $501,026,390)........................       501,026,390
                                                                 ---------------

TIME DEPOSITS - 11.52%
    75,000,000   Chase Bank
                   5.250%, 05/01/07 ..........................        75,000,000
    75,000,000   Regions Bank
                   5.260%, 05/01/07 ..........................        75,000,000
    63,900,000   Sun Trust Bank
                   5.250%, 05/01/07 ..........................        63,900,000
                                                                 ---------------
                 TOTAL TIME DEPOSITS
                   (Cost $213,900,000)........................       213,900,000
                                                                 ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                             | 3

Aston Funds

ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND                    APRIL 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    AMORTIZED
  PAR VALUE                                                           COST
--------------                                                   ---------------
INSURANCE FUNDING AGREEMENTS (d) - 9.15%
$   30,000,000   Hartford Life Insurance
                   5.420%, 04/01/08
                   Reset Date: 05/01/07.......................   $    30,000,000
    55,000,000   ING USA Annuity & Life Insurance
                   5.400%, 05/01/08
                   Reset Date: 05/01/07.......................        55,000,000
                 Metropolitan Life Insurance
    25,000,000     5.440%, 02/22/08
                   Reset Date:05/01/07........................        25,000,000
    10,000,000     5.439%, 04/18/08
                   Reset Date:07/02/07........................        10,000,000
    50,000,000   Metropolitan Life Insurance Co. of
                   Connecticut
                   5.380%, 12/21/07
                   Reset Date:05/23/07........................        50,000,000
                                                                 ---------------
                 TOTAL INSURANCE FUNDING AGREEMENTS
                   (Cost $170,000,000)........................       170,000,000
                                                                 ---------------

FLOATING RATE NOTES (c) - 7.24%
    12,450,000   HSBC Finance
                   5.505%, 07/27/07 ..........................        12,455,538
    17,000,000   Keybank
                   5.380%, 08/08/07 ..........................        17,002,495
    20,000,000   Natixis
                   5.330%, 05/14/08 (e).......................        20,004,978
    15,000,000   SLM Corp
                   5.575%, 07/25/07 ..........................        15,008,627
    25,000,000   US Bank
                   5.370%, 09/10/07 ..........................        25,007,028
    24,682,000   Wachovia Corp
                   5.435%, 07/20/07 ..........................        24,687,974
    20,200,000   World Savings Bank
                   5.360%, 10/19/07 ..........................        20,203,743
                                                                 ---------------
                 TOTAL FLOATING RATE NOTES
                   (Cost $134,370,383)........................       134,370,383
                                                                 ---------------

REPURCHASE AGREEMENTS - 19.38%
    90,000,000   Bank of America Securities, 5.413%, dated
                   04/30/07, maturing 05/01/07, repurchase
                   price $90,013,531 (collateralized by
                   corporate bond securities with interest
                   rates of 5.750% to 8.000% and maturities of
                   2014 to 2047, total market value
                   $91,800,001)...............................        90,000,000
    90,000,000   Citigroup Global Markets, 5.393%, dated
                   04/30/07, maturing 05/01/07, repurchase
                   price $90,013,481 (collateralized by
                   mortage-backed securities with interest
                   rates from 4.966% to 5.770%, and maturities
                   from 2035 to 2036, total market value
                   $94,500,000)...............................        90,000,000

                                                                     MARKET
  PAR VALUE                                                           VALUE
--------------                                                   ---------------
REPURCHASE AGREEMENTS (CONTINUED)
$   90,000,000   Goldman Sachs, 5.383%, dated 04/30/07,
                   maturing 05/01/07, repurchase price
                   $90,013,456 (collateralized by asset-backed
                   security, with interest rate of 5.54% and
                   maturity of 2042, total market value
                   $91,800,001)...............................   $    90,000,000
    90,000,000   Lehman Brothers, 5.413%, dated 04/30/07,
                   maturing 05/01/07, repurchase price
                   $90,013,531 (collateralized by equity
                   securities, total market value
                   $97,071,635)...............................        90,000,000
                                                                 ---------------
                 TOTAL REPURCHASE AGREEMENTS
                   (Cost $360,000,000)........................       360,000,000
                                                                 ---------------

    SHARES
--------------
INVESTMENT COMPANIES - 0.01%
        54,414   AIM STIT Liquid Assets Portfolio.............            54,414
        68,952   BlackRock Liquidity Funds
                   TempFund Portfolio ........................            68,952
                                                                 ---------------
                 TOTAL INVESTMENT COMPANIES
                   (Cost $123,366)............................           123,366
                                                                 ---------------
TOTAL INVESTMENTS - 99.70%
   (Cost $1,851,485,486)*.....................................     1,851,485,486
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.30%......................         5,660,029
                                                                 ---------------
NET ASSETS - 100.00%..........................................   $ 1,857,145,515
                                                                 ===============

________________________
   * At April 30, 2007, cost is identical for book and Federal income tax purposes.

 (a)      Annualized yield at the time of purchase.

 (b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2007, these securities amounted to $258,887,651 or 13.94% of net assets. These securities have been determined by the Adviser to be liquid securities.

 (c) Variable rate bonds. The interest rates shown reflect the rates in effect at April 30, 2007.

 (d) Variable rate instruments. The rates shown reflects the rates in effect on April 30, 2007. These securities have been deemed by the Adviser to be illiquid securities because they are subject to a delayed settlement restriction of sixty days or more if redeemed prior to maturity. At April 30, 2007, these securities amounted to $170,000,000 or 9.15% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2007, this security amounted to $20,004,978 or 1.08% of net assets. This security has been determined by the Adviser to be a liquid security.

STIT      Short-Term Investments Trust

(DE)      Delaware

(NY)      New York

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 4

Aston Funds

                                                                  APRIL 30, 2007

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                  ABN AMRO
                                                                                             INSTITUTIONAL PRIME
                                                                                                MONEY MARKET
                                                                                                    FUND
                                                                                             -------------------
ASSETS:
Investments:
       Investments at amortized cost .....................................................   $     1,491,485,486
       Repurchase agreements at market ...................................................           360,000,000
                                                                                             -------------------
          Total investments ..............................................................         1,851,485,486
Receivables:
       Dividends and interest ............................................................            13,298,348
       Fund shares sold ..................................................................                 5,107
Other assets .............................................................................                65,684
                                                                                             -------------------
          Total assets ...................................................................         1,864,854,625
                                                                                             -------------------

LIABILITIES:
Payables:
       Dividend distribution .............................................................             7,020,831
       Due to custodian ..................................................................               239,259
       Due to Adviser, net (Note E) ......................................................               166,492
       Administration fees (Note E) ......................................................                90,134
       Shareholder service fees (Note E) .................................................                 2,812
       Trustees fees and related expenses (Note E) .......................................                20,092
Accrued expenses and other payables ......................................................               169,490
                                                                                             -------------------
          Total liabilities ..............................................................             7,709,110
                                                                                             -------------------
NET ASSETS ...............................................................................   $     1,857,145,515
                                                                                             ===================

NET ASSETS CONSIST OF:
    Paid in capital ......................................................................   $     1,857,145,914
    Accumulated undistributed net investment income ......................................                     5
    Accumulated net realized loss on investments .........................................                  (404)
                                                                                             -------------------
       TOTAL NET ASSETS ..................................................................   $     1,857,145,515
                                                                                             ===================
CLASS Y:
    Net Assets ...........................................................................   $     1,844,771,984
       Shares of beneficial interest outstanding (unlimited authorization) ...............         1,844,771,977
       NET ASSET VALUE Offering and redemption price per share
       (Net Assets/Shares Outstanding) ...................................................   $              1.00
                                                                                             ===================
CLASS YS:
    Net Assets ...........................................................................   $        12,373,531
       Shares of beneficial interest outstanding (unlimited authorization) ...............            12,378,707
       NET ASSET VALUE Offering and redemption price per share
       (Net Assets/Shares Outstanding) ...................................................   $              1.00
                                                                                             ===================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                             | 5

Aston Funds

FOR THE SIX MONTHS ENDED APRIL 30, 2007

STATEMENT OF OPERATIONS (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                  ABN AMRO
                                                                                             INSTITUTIONAL PRIME
                                                                                                MONEY MARKET
                                                                                                    FUND
                                                                                             -------------------
INVESTMENT INCOME:
     Dividends ...........................................................................   $           190,004
     Interest ............................................................................            68,469,200
                                                                                             -------------------
       Total investment income ...........................................................            68,659,204
                                                                                             -------------------

EXPENSES:
     Investment advisory fees (Note E) ...................................................             1,276,356
     Shareholder service fees(a) (Note E) ................................................                18,017
     Transfer agent fees .................................................................                23,662
     Administration fees (Note E) ........................................................               652,637
     Registration expenses ...............................................................                28,904
     Custodian fees ......................................................................                66,299
     Audit and tax fees ..................................................................                18,021
     Legal fees ..........................................................................                54,150
     Reports to shareholder expense ......................................................                36,705
     Trustees fees and related expenses (Note E) .........................................                66,966
     Other expenses ......................................................................               137,733
                                                                                             -------------------
       Total expenses ....................................................................             2,379,450
                                                                                             -------------------
       Net expenses ......................................................................             2,379,450
                                                                                             -------------------

NET INVESTMENT INCOME ....................................................................            66,279,754
                                                                                             -------------------

     NET INCREASE IN NET ASSETS FROM OPERATIONS ..........................................   $        66,279,754
                                                                                             ===================

____________________________________________________________________
(a)   Fees are incurred at the Class YS level.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 6

Aston Funds

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                                     ABN AMRO
                                                                                       INSTITUTIONAL PRIME MONEY MARKET FUND
                                                                                       -------------------------------------
                                                                                       SIX MONTHS ENDED        YEAR ENDED
                                                                                        APRIL 30, 2007        OCTOBER 31,
                                                                                         (UNAUDITED)              2006
                                                                                       ----------------     ----------------
NET ASSETS AT BEGINNING OF PERIOD ...................................................  $  2,488,864,440     $  2,445,801,335
                                                                                       ----------------     ----------------

INCREASE IN NET ASSETS FROM OPERATIONS:
       Net investment income ........................................................        66,279,754          115,960,238
       Net realized loss on investments sold and foreign currency translations ......                --                  (14)
                                                                                       ----------------     ----------------
           Net increase in net assets from operations ...............................        66,279,754          115,960,224
                                                                                       ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income:
       Class Y ......................................................................       (65,923,502)        (114,557,861)
       Class YS .....................................................................          (356,247)          (1,402,377)
                                                                                       ----------------     ----------------
           Total distributions ......................................................       (66,279,749)        (115,960,238)
                                                                                       ----------------     ----------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from sales of shares:
       Class Y ......................................................................     8,436,794,708       13,195,704,030
       Class YS .....................................................................         7,972,227          100,816,010
     Proceeds from reinvestment of distributions:
       Class Y ......................................................................        13,507,399           19,915,535
       Class YS .....................................................................           297,449              566,436
     Cost of shares redeemed:
       Class Y ......................................................................    (9,077,136,842)     (13,152,707,569)
       Class YS .....................................................................       (13,153,871)        (121,231,323)
                                                                                       ----------------     ----------------
           Net increase (decrease) from capital share transactions ..................      (631,718,930)          43,063,119
                                                                                       ----------------     ----------------
           Total increase (decrease) in net assets ..................................      (631,718,925)          43,063,105
                                                                                       ----------------     ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......................................  $  1,857,145,515     $  2,488,864,440
                                                                                       ================     ================
       (A) Undistributed net investment income ......................................  $              5     $             --
                                                                                       ================     ================

OTHER INFORMATION:
SHARE TRANSACTIONS:
     Class Y
       Sold .........................................................................     8,436,794,708       13,195,704,030
       Proceeds from reinvestment of distributions ..................................        13,507,399           19,915,535
       Redeemed .....................................................................    (9,077,136,842)     (13,152,707,569)
     Class YS
       Sold .........................................................................         7,972,227          100,816,010
       Proceeds from reinvestment of distributions ..................................           297,449              566,435
       Redeemed .....................................................................       (13,153,871)        (121,231,323)
                                                                                       ----------------     ----------------
           Net increase (decrease) in shares outstanding ............................      (631,718,930)          43,063,118
                                                                                       ================     ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                             | 7

Aston Funds

ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND                    APRIL 30, 2007

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

CLASS Y

                                            SIX MONTHS
                                               ENDED            YEAR          YEAR           YEAR           YEAR           YEAR
                                             04/30/07           ENDED         ENDED          ENDED          ENDED          ENDED
                                            (UNAUDITED)       10/31/06      10/31/05       10/31/04       10/31/03       10/31/02
                                            -----------      -----------   -----------    -----------    -----------    -----------
Net Asset Value, Beginning of Period ....   $      1.00      $      1.00   $      1.00    $      1.00    $      1.00    $      1.00
                                            -----------      -----------   -----------    -----------    -----------    -----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ..............          0.03             0.05          0.03           0.01           0.01           0.02
                                            -----------      -----------   -----------    -----------    -----------    -----------
     Less distributions from net
       investment income ................         (0.03)           (0.05)        (0.03)         (0.01)         (0.01)         (0.02)
                                            -----------      -----------   -----------    -----------    -----------    -----------
Net Asset Value, End of Period ..........   $      1.00      $      1.00   $      1.00    $      1.00    $      1.00    $      1.00
                                            ===========      ===========   ===========    ===========    ===========    ===========
TOTAL RETURN ............................          2.60%(a)         4.80%         2.79%          1.07%          1.14%          1.84%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .   $ 1,844,772      $ 2,471,607   $ 2,408,695    $ 2,159,527    $ 2,035,709    $ 2,189,305
       Ratios of expenses to average
         net assets .....................          0.19%(b)         0.18%         0.18%          0.19%          0.18%          0.18%
       Ratios of net investment income
         to average net assets ..........          5.19%(b)         4.67%         2.75%          1.06%          1.13%          1.80%

-----------------------------------------------------------------------------------------------------------------------------------

CLASS YS

                                            SIX MONTHS
                                               ENDED            YEAR          YEAR           YEAR           YEAR           YEAR
                                             04/30/07           ENDED         ENDED          ENDED          ENDED          ENDED
                                            (UNAUDITED)       10/31/06      10/31/05       10/31/04       10/31/03       10/31/02
                                            -----------      -----------   -----------    -----------    -----------    -----------
Net Asset Value, Beginning of Period ....   $      1.00      $      1.00   $      1.00    $      1.00    $      1.00    $      1.00
                                            -----------      -----------   -----------    -----------    -----------    -----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ..............          0.02             0.04          0.03           0.01           0.01           0.02
                                            -----------      -----------   -----------    -----------    -----------    -----------
     Less distributions from net
       investment income ................         (0.02)           (0.04)        (0.03)         (0.01)         (0.01)         (0.02)
                                            -----------      -----------   -----------    -----------    -----------    -----------
Net Asset Value, End of Period ..........   $      1.00      $      1.00   $      1.00    $      1.00    $      1.00    $      1.00
                                            ===========      ===========   ===========    ===========    ===========    ===========
TOTAL RETURN ............................          2.48%(a)         4.54%         2.53%          0.82%          0.88%          1.59%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .   $    12,374      $    17,258   $    37,107    $    51,239    $    61,898    $    79,168
       Ratios of expenses to average
         net assets .....................          0.44%(b)         0.43%         0.43%          0.44%          0.43%          0.43%
       Ratios of net investment income
         to average net assets ..........          4.94%(b)         4.42%         2.50%          0.81%          0.88%          1.55%

____________________________________________________________________
(a)   Not Annualized.

(b)   Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 8

Aston Funds

                                                                  APRIL 30, 2007

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: Aston Funds (the "Trust"), formerly known as ABN AMRO Funds, was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and operates as an open-end management investment company that is comprised of 32 separate portfolios that have been established by the Board of Trustees as of April 30, 2007. One Portfolio of the Trust is included in these financial statements: ABN AMRO Institutional Prime Money Market Fund (the "Fund").

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

(1) SECURITY VALUATION: All securities, with the exception of investments in other funds, repurchase agreements and insurance funding agreements ("IFAs"), are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income. Investments in other funds are valued at the underlying fund's net asset value at the date of valuation. Repurchase agreements and IFAs are valued at cost. Interest accrued is captured in dividends and interest receivable.

(2) REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by ABN AMRO Asset Management, Inc. (the "Adviser") subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) U.S. GOVERNMENT AGENCY OBLIGATIONS: The Fund may invest in U.S. government agency obligations. These obligations of U.S. government-sponsored entities are not issued or guaranteed by the U.S. Treasury.

(4) INSURANCE FUNDING AGREEMENTS: The Fund may enter into insurance funding agreements. An insurance funding agreement is an agreement that requires the Fund to make cash contributions to a deposit fund of an insurance company's general account. The Insurance company then credits interest to the Fund for a set period. IFAs have put provisions that allow the owner of an IF to receive back its investment in a specified number of days. The Fund may invest in IFAs issued by insurance companies that meet quality and credit standards established by the Adviser. IFAs are not insured or backed by a government agency - they are backed only by the insurance company that issues them. As a result, they are subject to default risk. In addition, there normally is no active secondary market for IFAs. This means that it may be difficult to sell an IF at an appropriate price and therefore IFAs normally are treated as illiquid securities.

(5) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the identified cost method.

(6) FEDERAL INCOME TAXES: The Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its net taxable income.
Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2006, the Fund had available realized capital losses to offset future net capital gains through fiscal year ended:

                        AMOUNT          EXPIRATION DATE
                        ------          ---------------
                        $  244               2007
                           146               2008
                            14               2014
                        ------
                        $  404
                        ======

(7) MULTI-CLASS OPERATIONS: The Fund is authorized to issue two classes of shares, Class Y and Class YS. The classes are substantially the same except that Class YS bears shareholder service fees. Each class offered by the Fund has equal rights as to assets. Income, fund level and trust level expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated directly to the appropriate class.


                                                                             | 9

Aston Funds

                                                                  APRIL 30, 2007

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

(8) USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(9) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.

(10) ADDITIONAL ACCOUNTING STANDARDS: In June 2006, the Financial Accounting Standards Board ("FAST") issued FAST Interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Aston Funds will incorporate FIN 48 in their Semi-Annual report on April 30, 2008.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SKAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SKAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management is currently evaluating the impact the adoption of FIN 48 and SKAS 157 will have on the Fund's financial statement disclosures.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: The Fund declares dividends daily from net investment income. The Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Differences in dividends per share between classes of the Fund are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes. The tax character of ordinary income distributions paid during the years ended October 31, 2006 and 2005 was $114,304,989 and $61,779,016, respectively.

As of October 31, 2006, the most recent tax year end, the components of distributable earnings on a tax basis for the Fund were as follows:

                  CAPITAL LOSS           UNDISTRIBUTED
                  CARRYFOWARD            ORDINARY INCOME
                  ------------           ---------------
                     $   (404)              $  8,241,471

NOTE (D) SHARES OF BENEFICIAL INTEREST: The Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value.

NOTE (E) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: The Adviser provides the Fund with investment advisory services. Under terms of the Fund's investment advisory agreement, fees are accrued daily and paid monthly, based on an annual rate of 0.10% of average daily net assets.

ABN AMRO Investment Fund Services, Inc. ("AAIFS") previously provided the Fund with various administrative services. On November 30, 2006, AAIFS, the Trust and Board of Trustees assigned the administration agreement between the Fund and AAIFS (the "Administration Agreement") to Aston Asset Management LLC ("Aston") in connection with the Strategic Transaction discussed under Note (G)-Strategic Transaction. Under terms of the administration agreement, administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per Fund. Administration expenses also include pricing agent fees


| 10

Aston Funds

                                                                  APRIL 30, 2007

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

and compliance related expenses. The administration fee arrangement is as follows:

ADMINISTRATION FEES
AT TRUST LEVEL                 ANNUAL RATE
-------------------            -----------
First $7.4 billion               0.0490%
Over $7.4 billion                0.0465%

PFPC Inc. ("PFPC") provides certain administrative services to the Funds pursuant to a Sub-Administration and Accounting Services Agreement between AAIFS and PFPC (the "Sub-Administration Agreement"). On November 30, 2006, the Sub-Administration Agreement was assigned from AAIFS to Aston. Effective August 1, 2006, under the terms of the Sub-Administration Agreement, sub-administration fees are accrued daily and paid monthly at a rate of 0.022% of average daily net assets of the Trust and a base fee at an annual rate of $12,000 per Fund.

Prior to December 1, 2006, ABN AMRO Distribution Services (USA) Inc. served as principal underwriter and distributor of the Fund's shares under the same fee structure described below. As of December 1, 2006, PFPC Distributors, Inc. (the "Distributor") serves as principal underwriter and distributor of the Fund's shares. Pursuant to a shareholder servicing plan (the "Plan") adopted by the Fund, the Distributor is paid a fee of up to 0.25% of the average daily net assets of the Class YS shares for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses.

The Trust does not compensate its officers or interested Trustees who are affiliated with the Adviser. The Trust pays each non-interested Trustee $5,000 per Board of Trustees meeting attended and an annual retainer of $25,000, and also reimburses the Trustees for out-of-pocket expenses. In addition, the Trust pays each member of the Nominating and Governance Committee a $2,000 annual retainer and each member of the Audit Committee a $2,500 annual retainer. The Chairman of the Audit Committee receives an additional $10,000 per year, the Chairman of the Nominating and Governance Committee receives an additional $2,500 per year, and the Lead Independent Trustee receives an additional $20,000 per year.

NOTE (F) CREDIT AGREEMENT: The Credit Agreement with The Bank of Nova Scotia, amended March 16, 2007, provides the Trust with a revolving credit facility up to $50 million. The facility is shared by each series of the Trust, including this Fund, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.11% of the commitment amount of the facility in addition to an annual administration fee of $37,500 and reasonable legal expenses incurred in connection with the preparation of any amendments. The interest rate on outstanding loans is equivalent to the Federal Funds Rate or LIBOR (London InterBank Offered Rate), as applicable, plus 0.625%. Borrowings must be repaid within 60 days. During the six months ending April 30, 2007, the Fund made no borrowings on the line of credit.

NOTE (G) STRATEGIC TRANSACTION: On November 30, 2006, pursuant to the closing of an asset purchase agreement between AAAM and its affiliates ("ABN AMRO"), Highbury Financial Inc. ("Highbury") and Aston ("the Purchase Agreement"), ABN AMRO sold substantially all of the assets related to their U.S. mutual fund and separately managed account business to Highbury and Aston (the "Strategic Transaction"). Aston is a majority owned subsidiary of Highbury. AAAM continues to serve as investment adviser to the Fund and the other money market funds of the Trust and Aston serves as administrator. Aston serves as investment adviser to all other funds of the Trust.


                                                                            | 11

Aston Funds

                                                                  APRIL 30, 2007

ADDITIONAL INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

FORM N-Q: The Trust files complete schedules of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's Web site at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 202 942-8090.

PROXY VOTING: Aston Funds' Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 800 992-8151; (ii) on Aston Funds' Web site at www.astonfunds.com; and (iii) on the SEC's Web site at www.sec.gov. Aston Funds' Proxy Voting Record for the most recent twelve-month period ended June 30 is available without charge (i) on the Funds' Web site at www.astonfunds.com; and (ii) on the SEC's Web site at www.sec.gov.

CONTINUATION OF INVESTMENT ADVISORY CONTRACTS: The 1940 Act requires the investment advisory agreement between the investment adviser and the Trust, on behalf of the Fund, to be approved annually by both the Board of Trustees and a majority of the Independent Trustees voting separately. At an in-person meeting on December 21, 2006, the Board of Trustees (the "Board"), including the Independent Trustees, determined that the terms of the Investment Advisory Agreement with ABN AMRO Asset Management, Inc. ("AAAM") with respect to ABN AMRO Institutional Prime Money Market Fund (the "Fund") continued to be fair and reasonable and approved the continuation of the Agreement for the Fund as being in the best interests of the Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the continuation of the Agreement at meetings in September and December. The Independent Trustees met separately from the "interested" Trustee of the Trust to consider the continuation of the Investment Advisory Agreement for the Fund and were assisted by independent legal counsel in their deliberations.

In evaluating the Investment Advisory Agreement on behalf of the Fund, the Board reviewed information regarding: (1) the nature, extent and quality of the services to be provided to the Fund, including information regarding the personnel involved in the investment oversight process; (2) the advisory fees charged and total expense ratios of the Fund compared to a peer group of funds compiled by Lipper, Inc. ("Lipper"); (3) fee waivers or expenses to be reimbursed by the investment adviser; and (4) potential benefits to be received by affiliates of the investment adviser from its relationship with the Fund. In considering the Investment Advisory Agreement on behalf of the Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, quality and extent of services provided under the Agreement. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of AAAM to attract and retain high-quality personnel, and the organizational depth and stability of AAAM. It also reviewed the Fund's investment performance over short-term and long-term periods, and reviewed that performance as compared to a relevant peer group of mutual funds compiled by Lipper and an appropriate index. The Board considered whether investment results were consistent with the Fund's investment objectives and policies.

On the basis of this evaluation and its ongoing review of operations, the Board concluded that the nature, quality and extent of services provided by AAAM historically have been and continue to be satisfactory, and that the performance of the Fund over time was satisfactory.

FEES AND EXPENSES. The Board considered the Fund's management fee rate, operating expenses and total expense ratio, and compared this information to the fees and expenses of a peer group based on information and data supplied by Lipper. As a part of this analysis, the Board considered the investment advisory fee paid by the Fund and the fees waived or expenses reimbursed by AAAM and compared the gross and net advisory fees to those of a peer group. The Board also considered the advisory fees charged by AAAM to other mutual fund and separate account clients, but noted that in many cases the services provided were not comparable. On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by AAAM.

COSTS AND PROFITABILITY. The Board considered certain financial information and statistics related to the costs and profitability of AAAM's advisory agreement with the Fund. This information was provided by AAAM, contained a number of estimates and allocations and had not been audited or independently verified. Because the Board recognized the inherently subjective nature of profitability analysis, this information was utilized as an approximate


| 12

Aston Funds

                                                                  APRIL 30, 2007

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

rather than a definitive measure of profitability. The Board considered that AAAM must be able to compensate its employees at competitive rates in order to attract and retain high quality personnel to provide high quality services to the Fund. Based on the information provided, the Board concluded that the profits realized by AAAM in connection with the management of the Fund were not unreasonable.

ECONOMIES OF SCALE. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered the size of the Fund, any breakpoints in fees, and the nature of the asset class and any capacity limits. The Board concluded that the management fee schedule reflects an appropriate level of sharing of any economies of scale.

OTHER BENEFITS TO THE INVESTMENT ADVISER. The Board considered the character and amount of other incidental benefits received by AAAM as a result of its relationship with the Fund. The Board noted that, as a result of AAAM's recent sale of its mutual fund business, AAAM no longer provides administration, distribution and other services to the Fund. The Board also considered that AAAM generally does not use portfolio transactions to pay for research services generated by third parties for the Fund. The Board concluded that any incidental benefits to be received by AAAM from its relationship with the Fund are expected to be reasonable.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board of Trustees, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the Fund including the advisory fees were fair and reasonable, and that the continuation of the Investment Advisory Agreement on behalf of the Fund should be approved.

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

                                 BEGINNING    ENDING
                                  ACCOUNT    ACCOUNT                EXPENSES
                                   VALUE      VALUE     EXPENSE    PAID DURING
                                 11/01/06    04/30/07   RATIO(1)    PERIOD(2)
                                 ---------   --------   --------   -----------
ACTUAL FUND RETURN
    Class Y...................    $  1,000   $  1,026    0.19%       $ 0.95
    Class YS..................       1,000      1,025    0.44%         2.21
HYPOTHETICAL 5% RETURN
    Class Y...................    $  1,000   $  1,024    0.19%       $ 0.95
    Class YS..................       1,000      1,023    0.44%         2.21

(1)   Annualized, based on the Fund's most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.


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

Aston Funds

  ADVISERS

  Aston Asset Management LLC
  120 N. LaSalle Street
  25th Floor
  Chicago, IL 60602

  ABN AMRO Asset Management, Inc.
  135 S. LaSalle Street
  Chicago, IL 60603

  SUB-ADVISERS

  ABN AMRO Asset Management, Inc.
  135 S. LaSalle Street
  Chicago, IL 60603

  McDonnell Investment Management LLC
  1515 West 22nd Street, 11th Floor
  Oak Brook, IL 60523

  MFS Institutional Advisors, Inc.
  500 Boylston Street
  Boston, MA 02116

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  Optimum Investment Advisors, LLC
  100 South Wacker Drive, Suite 2100
  Chicago, IL 60606

  Taplin, Canida & Habacht, Inc.
  1001 Brickell Bay Drive, Suite 2100
  Miami, FL 33131

  TAMRO Capital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205

  River Road Asset Management, LLC
  Meidinger Tower, Suite 1600
  462 South Fourth Street
  Louisville, KY 40202

  SHAREHOLDER SERVICES

  Aston Funds
  P.O. Box 9765
  Providence, RI 02940

  DISTRIBUTOR

  PFPC Distributors, Inc.
  760 Moore Road
  King of Prussia, PA 19406

  OFFICERS

  Kenneth C. Anderson, President and
     Chief Executive Officer
  Gerald F. Dillenburg, Senior Vice President,
     Secretary and Treasurer, Chief Financial
     Officer, Chief Operating Officer
     and Chief Compliance Officer
  William Long, Vice President
  Juli A. Braun, Assistant Secretary
  Laura M. Curylo, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary
  Joseph W. Wheeler, Assistant Treasurer

  CUSTODIAN

  PFPC Trust Company
  8800 Tinicum Boulevard
  Philadelphia, PA 19153

  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz, P.C.
  222 N. LaSalle Street
  Chicago, IL 60601

  INDEPENDENT REGISTERED
  PUBLIC ACCOUNTING FIRM

  Ernst & Young LLP
  Sears Tower
  233 S. Wacker Drive
  Chicago, IL 60606

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800 992-8151.

[LOGO] ASTON FUNDS

       Aston Funds
       P.O. Box 9765
       Providence, RI 02940

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant  to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ASTON FUNDS

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date              JUNE 29, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date              JUNE 29, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ GERALD F. DILLENBURG
                         -------------------------------------------------------
                          Gerald F. Dillenburg, Senior Vice President, Secretary & Treasurer
                          (principal financial officer)

Date              JUNE 29, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.